SPARTAN(REGISTERED TRADEMARK) TOTAL MARKET INDEX
SPARTAN EXTENDED MARKET INDEX
SPARTAN INTERNATIONAL INDEX
FUNDS

ANNUAL REPORT
FOR THE YEAR ENDING
FEBRUARY 29, 2000
AND
PROSPECTUS
DATED APRIL 26, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE              A-3    NED JOHNSON ON INVESTING
                                        STRATEGIES.



SPARTAN TOTAL MARKET INDEX FUND  A-4    PERFORMANCE

                                 A-5    FUND TALK: THE MANAGER'S
                                        OVERVIEW

                                 A-6    INVESTMENT CHANGES

                                 A-7    INVESTMENTS

                                 A-39   FINANCIAL STATEMENTS



SPARTAN EXTENDED MARKET INDEX    A-41   PERFORMANCE
FUND

                                 A-42   FUND TALK: THE MANAGER'S
                                        OVERVIEW

                                 A-43   INVESTMENT CHANGES

                                 A-44   INVESTMENTS

                                 A-87   FINANCIAL STATEMENTS



SPARTAN INTERNATIONAL INDEX      A-89   PERFORMANCE
FUND

                                 A-90   FUND TALK: THE MANAGER'S
                                        OVERVIEW

                                 A-91   INVESTMENT CHANGES

                                 A-92   INVESTMENTS

                                 A-102  FINANCIAL STATEMENTS



NOTES                            A-104  NOTES TO THE FINANCIAL
                                        STATEMENTS.



REPORT OF INDEPENDENT            A-107  THE AUDITORS' OPINION
ACCOUNTANTS



DISTRIBUTIONS                    A-108



PROSPECTUS                       P-1

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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

PRESIDENT'S MESSAGE




DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN TOTAL MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,       PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN TOTAL MARKET INDEX       21.13%       54.76%

Wilshire 5000 Total Market       21.18%       52.68%

Growth & Income Funds Average    8.76%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Total Market Index (Wilshire 5000) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 934 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN TOTAL MARKET INDEX     21.13%       20.73%

Wilshire 5000 Total Market     21.18%       20.03%

Growth & Income Funds Average  8.76%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* THE LIPPER MULTI-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF FEBRUARY 29, 2000, THE ONE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MULTI-CAP CORE FUNDS AVERAGE WAS 23.43%. THE ONE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER MULTI-CAP SUPERGROUP WAS, 30.19%.

$10,000 OVER LIFE OF FUND
             SPARTAN TOTAL MKT INDEX     WILSHIRE 5000
             00397                       WA006
  1997/11/05      10000.00                    10000.00
  1997/11/30      10128.00                    10030.36
  1997/12/31      10320.90                    10215.72
  1998/01/31      10397.14                    10271.23
  1998/02/28      11147.53                    11018.99
  1998/03/31      11717.35                    11570.45
  1998/04/30      11828.92                    11707.79
  1998/05/31      11509.33                    11396.26
  1998/06/30      11921.97                    11795.86
  1998/07/31      11654.97                    11537.41
  1998/08/31       9822.37                     9740.66
  1998/09/30      10489.87                    10376.94
  1998/10/31      11294.92                    11148.95
  1998/11/30      12006.92                    11850.99
  1998/12/31      12801.00                    12609.36
  1999/01/31      13254.10                    13072.95
  1999/02/28      12776.51                    12599.06
  1999/03/31      13303.08                    13085.27
  1999/04/30      13937.51                    13712.45
  1999/05/31      13634.52                    13412.23
  1999/06/30      14338.77                    14106.56
  1999/07/31      13863.81                    13654.28
  1999/08/31      13720.51                    13527.30
  1999/09/30      13376.57                    13174.24
  1999/10/31      14224.12                    14012.12
  1999/11/30      14694.98                    14481.52
  1999/12/31      15774.28                    15580.04
  2000/01/31      15124.77                    14933.36
  2000/02/29      15476.42                    15267.81
IMATRL PRASUN   SHR__CHT 20000229 20000313 144957 R00000000000031

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 29, 2000, the value of the investment would have been $15,476 - a 54.76% increase on the initial investment. For comparison, look at how the Wilshire 5000 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $15,268 - a 52.68% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN TOTAL MARKET INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the 12 months that ended February 29, 2000, the fund posted a return of 21.13% (figure does not include the purchase fee, which was discontinued on April 28, 1999). During this same time frame, the Wilshire 5000 Total Market Index returned 21.18%. The fund also compares its performance against the growth & income funds average, as tracked by Lipper Inc., which returned 8.76% during the same 12-month period.

Q. WHAT WAS THE INVESTMENT CLIMATE LIKE FOR DOMESTIC STOCKS DURING THE PAST 12 MONTHS?

A. It was a tale of two periods, and two markets, for that matter. Productivity gains set the stage for a high-growth, low-inflationary environment for stocks, which kept the Federal Reserve Board on the sidelines and interest rates relatively steady for the first two months of the period. These conditions allowed for strong gains shared among the market's biggest stocks. It was, however, a short-lived period of prosperity for many of these leading companies, as an inflation-wary Fed sparked a sea change with its shift in monetary policy to a tightening bias in May. This move spelled the beginning of an extended period of actual tightening, which culminated in four quarter-point rate hikes levied during the last nine months of the period. Persistent fears about inflation, Fed tightening and rising energy prices consumed investors, inducing a wholesale shift to smaller-cap technology, biotechnology and communications stocks, a group seemingly more resilient to interest-rate activity. Investors flocked to the stocks expected to power the new economy, focusing on those with superior earnings-growth potential, and specifically those engaged in building Internet infrastructure and pioneering genetic research. The performance disparity created between old economy stocks, such as Coca-Cola, and the tech names donning the new economy label, such as Web-hosting services provider Exodus, widened over the course of the period. The Wilshire 5000 - reflecting the broader market and home to many of the period's top performers - benefited from this phenomenon, posting a respectable 12-month return.

Q. HOW DID FUND PERFORMANCE RESPOND TO WEAKNESS IN TRADITIONAL
BLUE-CHIP NAMES?

A. Not surprisingly, it tempered the fund's advances. The Wilshire 5000 Index comprises all of the stocks found in the Wilshire 4500 Completion Index, which returned 60.97% for the past 12 months, and the Standard & Poor's 500SM Index - a proxy for large-cap stock performance - which could only muster an 11.73% return for this same period. The gains offered by a handful of winners emerging from the blue-chip universe, namely tech leaders Cisco, Intel and Oracle, were virtually offset by the poor performance of pharmaceutical giants Merck, Eli Lilly and Pfizer, and lagging financial stocks Bank of America and Bank One.

Q. WHAT OTHER STOCKS HELPED? WHICH HURT?

A. The fund got a lift from leading communications equipment and Internet infrastructure names such as JDS Uniphase, Texas Instruments and Juniper Networks, as well as from top data storage provider EMC. Having a stake in high-flying biotech stocks Immunex and Celera Genomics also added meaningfully to performance. On the downside, the growth prospects found in auto parts manufacturer Federal-Mogul, Berkshire Hathaway - a big player in the property and casualty insurance business - and Gillette were not exciting enough to hold the attention of tech-minded investors.

Q. WHAT'S YOUR OUTLOOK?

A. The Fed remains concerned about current economic conditions and is poised to silence any sign of inflation, or anything else for that matter that threatens to disturb this extended period of prosperity. Valuation levels, for one thing, are extremely high for new economy stocks and are only justifiable to the extent of their expected earnings growth. There is the concern that productivity, the one element that has held inflation at bay and enabled the economy's advances up to this point, could, in turn, have a negative effect on the economy, fueling price pressures by boosting demand. Time will tell as to how all of this will ultimately play out.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-2.


(checkmark)FUND FACTS

GOAL: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

FUND NUMBER: 397

TRADING SYMBOL: FSTMX

START DATE: November 5, 1997

SIZE: as of February 29, 2000, more than $858 million

SUB-ADVISER: Bankers Trust, since inception

SPARTAN TOTAL MARKET INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
29, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Microsoft Corp.                 2.9                     3.5

Cisco Systems, Inc.             2.7                     1.6

General Electric Co.            2.7                     2.7

Intel Corp.                     2.4                     2.0

Exxon Mobil Corp.               1.7                     2.0

Wal-Mart Stores, Inc.           1.4                     1.4

Oracle Corp.                    1.3                     0.4

Lucent Technologies, Inc.       1.2                     1.4

International Business          1.2                     1.7
Machines Corp.

Citigroup, Inc.                 1.1                     1.1

                                18.6                    17.8

TOP TEN MARKET SECTORS AS OF
FEBRUARY 29, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      35.8                    23.7

FINANCE                         11.5                    15.2

UTILITIES                       10.5                    10.6

HEALTH                          9.4                     10.2

MEDIA & LEISURE                 5.5                     5.1

RETAIL & WHOLESALE              4.9                     5.6

INDUSTRIAL MACHINERY &          4.2                     4.5
EQUIPMENT

NONDURABLES                     4.1                     6.3

ENERGY                          4.1                     4.9

BASIC INDUSTRIES                2.8                     3.3


SPARTAN TOTAL MARKET INDEX FUND

INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets


COMMON STOCKS - 99.0%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.0%

AEROSPACE & DEFENSE - 0.9%

AAR Corp.                         850                    $ 20,188

Advanced Aerodynamics &           600                     2,156
Structures, Inc. Class A (a)

Alliant Techsystems, Inc. (a)     2,108                   114,096

Aviall, Inc. (a)                  2,800                   22,925

BE Aerospace, Inc. (a)            6,100                   54,138

BFGoodrich Co.                    6,862                   164,259

Boeing Co.                        45,600                  1,681,500

Cordant Technologies, Inc.        1,000                   32,375

Harsco Corp.                      1,200                   29,775

Honeywell International, Inc.     40,175                  1,933,422

Kellstrom Industries, Inc. (a)    800                     5,550

Lockheed Martin Corp.             17,000                  296,438

Northrop Grumman Corp.            6,200                   281,713

Orbital Sciences Corp. (a)        1,700                   29,750

Precision Castparts Corp.         1,900                   49,044

Rockwell International Corp.      14,000                  633,500

Textron, Inc.                     10,700                  652,700

United Technologies Corp.         29,471                  1,501,179

                                                          7,504,708

DEFENSE ELECTRONICS - 0.0%

Anaren Microwave, Inc. (a)        100                     7,588

Ashton Technology Group, Inc.     4,800                   48,900
(a)

Herley Industries, Inc. (a)       3,600                   58,275

Raytheon Co. Class B              22,900                  423,650

REMEC, Inc. (a)                   2,300                   84,813

                                                          623,226

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            12,900                  557,925

Newport News Shipbuilding,        3,100                   87,769
Inc.

                                                          645,694

TOTAL AEROSPACE & DEFENSE                                 8,773,628

BASIC INDUSTRIES - 2.8%

CHEMICALS & PLASTICS - 1.3%

A. Schulman, Inc.                 1,000                   13,250

Air Products & Chemicals,         6,600                   169,950
Inc.

Airgas, Inc. (a)                  100                     694

Albemarle Corp.                   1,340                   20,184

Arch Chemicals, Inc.              100                     1,906

Ashland, Inc.                     7,800                   242,775

Atmi, Inc. (a)                    3,100                   146,281

Avery Dennison Corp.              7,600                   461,225

Bush Boake Allen, Inc. (a)        500                     14,000

Cabot Corp.                       1,900                   42,038

Carbide/Graphite Group, Inc.      5,100                   27,731
(a)

CK Witco Corp.                    3,571                   37,942

Cytec Industries, Inc. (a)        1,300                   31,525

Dexter Corp.                      2,100                   96,863



                                 SHARES                  VALUE (NOTE 1)

Dow Chemical Co.                  13,800                 $ 1,497,300

E.I. du Pont de Nemours and       59,385                  2,998,943
Co.

Eastman Chemical Co.              6,500                   233,594

Engelhard Corp.                   7,300                   99,463

Ethyl Corp.                       400                     1,275

FMC Corp. (a)                     3,600                   173,925

Geon Co.                          1,900                   39,663

Georgia Gulf Corp.                1,000                   22,750

Great Lakes Chemical Corp.        1,800                   52,313

H.B. Fuller Co.                   400                     24,550

Hercules, Inc.                    5,500                   90,750

IMC Global, Inc.                  6,800                   91,800

International Specialty           1,900                   12,588
Products, Inc. (a)

LESCO, Inc.                       3,100                   49,988

Lubrizol Corp.                    3,000                   74,438

Lyondell Chemical Co.             2,900                   24,831

M.A. Hanna Co.                    500                     5,719

Medical Manager Corp. (a)         2,937                   247,259

Millennium Chemicals, Inc.        4,100                   57,400

Minerals Technologies, Inc.       1,400                   56,788

Monsanto Co.                      36,400                  1,412,775

NL Industries, Inc.               900                     12,994

Olin Corp.                        3,000                   46,500

OM Group, Inc.                    500                     18,625

Pactiv Corp. (a)                  15,900                  132,169

PPG Industries, Inc.              12,400                  612,250

Praxair, Inc.                     11,800                  398,250

Rohm & Haas Co.                   12,096                  488,376

Scotts Co. Class A (a)            500                     16,250

Sealed Air Corp. (a)              6,660                   330,919

Solutia, Inc.                     11,600                  160,225

Terra Industries, Inc.            400                     925

Union Carbide Corp.               7,700                   413,394

USEC, Inc.                        15,300                  54,506

Valhi, Inc.                       3,400                   37,825

Valspar Corp.                     1,300                   42,656

W.R. Grace & Co. (a)              2,100                   21,131

Wellman, Inc.                     100                     1,863

                                                          11,363,334

IRON & STEEL - 0.1%

AK Steel Holding Corp.            8,263                   68,686

Allegheny Technologies, Inc.      9,614                   162,837

Bethlehem Steel Corp. (a)         3,904                   22,204

Birmingham Steel Corp.            1,100                   5,088

Cleveland-Cliffs, Inc.            3,000                   74,813

LTV Corp.                         1,500                   4,969

Mueller Industries, Inc. (a)      1,000                   28,625

National Steel Corp. Class B      1,800                   12,600

NS Group, Inc. (a)                800                     9,350

Nucor Corp.                       7,900                   392,531

Oregon Steel Mills, Inc.          700                     2,888

Steel Dynamics, Inc. (a)          500                     7,688

Titan International, Inc.         600                     4,425

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

USX - U.S. Steel Group            9,000                  $ 196,875

WHX Corp. (a)                     500                     4,063

Worthington Industries, Inc.      11,900                  157,675

                                                          1,155,317

METALS & MINING - 0.3%

Alcoa, Inc.                       20,500                  1,404,250

Belden, Inc.                      800                     18,100

Brush Wellman, Inc.               100                     1,675

Cable Design Technology Corp.     850                     19,656
(a)

Commonwealth Industries, Inc.     500                     4,781

CommScope, Inc. (a)               4,600                   179,113

Encore Wire Corp. (a)             400                     2,675

Freeport-McMoRan Copper &         14,700                  202,125
Gold, Inc. Class B (a)

General Cable Corp.               1,100                   11,000

Hecla Mining Co. (a)              18,600                  26,738

Kaiser Aluminum Corp. (a)         1,400                   7,963

Martin Marietta Materials,        5,400                   191,700
Inc.

Phelps Dodge Corp.                4,172                   196,606

Quanex Corp.                      400                     8,525

Reynolds Metals Co.               4,100                   260,350

Ryerson Tull, Inc.                711                     9,421

Superior Telecom, Inc.            515                     6,438

Titanium Metals Corp.             4,200                   19,163

Tremont Corp.                     200                     2,738

                                                          2,573,017

PACKAGING & CONTAINERS - 0.4%

Ball Corp.                        2,200                   59,263

Bemis Co., Inc.                   1,500                   44,625

Corning, Inc.                     14,130                  2,656,440

Crown Cork & Seal Co., Inc.       12,100                  169,400

Owens-Illinois, Inc. (a)          4,500                   62,156

Packaging Corp. of America        9,300                   101,138

Sonoco Products Co.               2,950                   54,391

Tupperware Corp.                  1,700                   29,219

                                                          3,176,632

PAPER & FOREST PRODUCTS - 0.7%

American Pad & Paper Co. (a)      100                     26

Boise Cascade Corp.               5,600                   166,950

Bowater, Inc.                     4,600                   226,263

Caraustar Industries, Inc.        900                     14,963

Champion International Corp.      5,000                   258,750

Chesapeake Corp.                  300                     6,656

Consolidated Papers, Inc.         2,500                   94,844

Fort James Corp.                  8,000                   150,500

Georgia-Pacific Corp.             8,500                   294,844

Georgia-Pacific Corp. -           5,200                   114,725
Timber Group

International Paper Co.           21,170                  779,321

Kimberly-Clark Corp.              32,738                  1,692,145

Louisiana-Pacific Corp.           10,800                  127,575



                                 SHARES                  VALUE (NOTE 1)

Mail-Well, Inc. (a)               1,500                  $ 13,031

Mead Corp.                        6,300                   188,606

Pentair, Inc.                     1,300                   44,688

Potlatch Corp.                    800                     30,400

Rayonier, Inc.                    900                     35,775

Smurfit-Stone Container Corp.     17,698                  241,135
(a)

Temple-Inland, Inc.               4,600                   235,175

The St. Joe Co.                   800                     19,350

Trex Co., Inc.                    1,400                   34,650

Westvaco Corp.                    3,000                   82,688

Weyerhaeuser Co.                  16,000                  821,000

Willamette Industries, Inc.       3,200                   108,600

Workflow Management, Inc. (a)     2,300                   52,325

                                                          5,834,985

TOTAL BASIC INDUSTRIES                                    24,103,285

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.3%

American Standard Companies,      3,600                   125,550
Inc. (a)

Ameron International Corp.        100                     3,488

Armstrong World Industries,       6,900                   131,100
Inc.

Centex Construction Products,     700                     16,275
Inc.

Crane Co.                         1,700                   33,788

Dal-Tile International, Inc.      1,800                   12,600
(a)

Fastenal Co.                      3,700                   163,494

Ferro Corp.                       1,050                   19,819

Flowserve Corp.                   1,100                   12,650

Fortune Brands, Inc.              8,700                   190,313

Hussmann International, Inc.      1,400                   20,213

Huttig Building Products,         1,077                   4,577
Inc. (a)

Industrial Holdings, Inc. (a)     100                     213

Johns Manville Corp.              4,700                   38,188

Lafarge Corp.                     1,100                   21,656

Lennox International, Inc.        1,407                   13,367

Masco Corp.                       31,300                  559,488

Mobile Mini, Inc. (a)             2,300                   38,813

Owens Corning                     2,100                   30,450

ROHN Industries, Inc. (a)         2,300                   11,356

RPM, Inc.                         3,025                   30,250

Sherwin-Williams Co.              15,800                  302,175

Southdown, Inc.                   1,876                   93,097

Tecumseh Products Co. Class A     1,800                   77,625

Texas Industries, Inc.            600                     18,000

USG Corp.                         6,300                   204,750

Vulcan Materials Co.              5,100                   204,000

Water Pik Technologies, Inc.      741                     5,002
(a)

Watsco, Inc. Class A              850                     7,119

York International Corp.          4,600                   83,375

                                                          2,472,791

CONSTRUCTION - 0.1%

American Homestar Corp. (a)       800                     1,700

Avatar Holdings, Inc. (a)         300                     5,063

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Beazer Homes USA, Inc. (a)        400                    $ 7,400

Butler Manufacturing Co.          200                     5,063

California Coastal                6,400                   39,200
Communities, Inc. (a)

Centex Corp.                      7,100                   139,781

Clayton Homes, Inc.               4,275                   34,734

D.R. Horton, Inc.                 4,525                   50,906

Del Webb Corp. (a)                500                     7,500

Dominion Homes, Inc. (a)          300                     1,838

Emcor Group, Inc. (a)             2,800                   63,000

Engle Homes, Inc.                 300                     3,131

Fleetwood Enterprises, Inc.       3,300                   50,944

Granite Construction, Inc.        900                     22,444

Jacobs Engineering Group,         400                     11,225
Inc. (a)

Kaufman & Broad Home Corp.        1,200                   22,950

NCI Building Systems, Inc. (a)    500                     7,563

NVR, Inc. (a)                     1,400                   61,775

Oakwood Homes Corp.               1,400                   3,588

Pulte Corp.                       3,500                   58,844

Standard Pacific Corp.            1,400                   14,875

Toll Brothers, Inc. (a)           3,100                   51,538

Walter Industries, Inc.           1,800                   15,300

                                                          680,362

ENGINEERING - 0.1%

Able Telcom Holding Corp. (a)     4,700                   22,031

Apogee Enterprises, Inc.          800                     3,700

DSP Group, Inc. (a)               1,300                   114,156

DualStar Technologies Corp.       4,400                   42,900
(a)

Dycom Industries, Inc. (a)        4,050                   202,500

Encompass Services Corp. (a)      1,166                   8,381

Fluor Corp.                       7,400                   210,438

Foster Wheeler Corp.              1,200                   6,750

Harris Interactive, Inc.          4,600                   44,850

IDM Environmental Corp. (a)       2,910                   48,924

MasTec, Inc. (a)                  100                     5,763

Morrison Knudsen Corp. (a)        100                     688

NetRatings, Inc.                  2,200                   78,788

PerkinElmer, Inc.                 1,300                   84,013

Sylvan Learning Systems (a)       6,800                   101,150

Xceed, Inc. (a)                   1,800                   56,475

                                                          1,031,507

REAL ESTATE - 0.0%

Bluegreen Corp. (a)               900                     3,094

BridgeStreet Accomodations,       400                     775
Inc. (a)

Catellus Development Corp. (a)    6,100                   75,106

CB Richard Ellis Services,        800                     8,300
Inc. (a)

Consolidated-Tomoka Land Co.      3,900                   44,606

Fairfield Communities, Inc.       3,200                   28,200
(a)

Insignia Financial Group,         733                     8,704
Inc. (a)

Iron Mountain, Inc. (a)           1,060                   32,330

Merry Land Properties, Inc.       50                      281
(a)



                                 SHARES                  VALUE (NOTE 1)

Stewart Enterprises, Inc.         11,300                 $ 48,025
Class A

Trammell Crow Co. (a)             2,900                   34,800

Vornado Operating Co. (a)         60                      668

                                                          284,889

REAL ESTATE INVESTMENT TRUSTS
- 0.7%

Alexander's, Inc. (a)             100                     7,569

Alexandria Real Estate            200                     6,113
Equities, Inc.

AMB Property Corp.                2,600                   52,488

AMLI Residential Properties       500                     10,219
Trust (SBI)

Apartment Investment &            4,031                   149,147
Management Co. Class A

Archstone Communities Trust       4,900                   95,856

Arden Realty Group, Inc.          1,700                   35,381

Avalonbay Communities, Inc.       6,000                   202,500

Boston Properties, Inc.           5,900                   178,844

Boykin Lodging Co.                500                     5,938

Bradley Real Estate, Inc.         700                     12,206
(SBI)

Brandywine Realty Trust           100                     1,600

BRE Properties, Inc. Class A      400                     9,450

Camden Property Trust (SBI)       1,275                   34,186

Capstead Mortgage Corp.           698                     2,923

CarrAmerica Realty Corp.          1,500                   31,875

Colonial Properties Trust         700                     17,456
(SBI)

Cornerstone Properties, Inc.      2,600                   43,875

Crescent Real Estate Equities     10,400                  177,450
Co.

Developers Diversified Realty     3,000                   34,500
Corp.

Duke-Weeks Realty Corp.           10,300                  189,263

Equity Inns, Inc.                 1,400                   9,100

Equity Office Properties Trust    20,540                  491,676

Equity Residential Properties     10,130                  404,567
Trust (SBI)

FelCor Lodging Trust, Inc.        7,368                   126,177

First Industrial Realty           1,500                   39,000
Trust, Inc.

First Union Real Estate           1,440                   6,390
Equity & Mortgage Investments

Gables Residential Trust (SBI)    200                     4,400

General Growth Properties,        3,800                   109,963
Inc.

Glenborough Realty Trust,         8,900                   132,944
Inc.

Glimcher Realty Trust (SBI)       700                     8,663

Health Care Property              546                     13,582
Investors, Inc.

Highwoods Properties, Inc.        3,800                   79,563

Hospitality Properties Trust      2,300                   44,563
(SBI)

Host Marriott Corp.               21,400                  189,925

HRPT Properties Trust             21,600                  172,800

Imperial Credit Commercial        1,100                   12,581
Mortgage Investment Corp.

Indymac Mortgage Holdings,        7,600                   96,425
Inc.

JDN Realty Corp.                  650                     6,988

Kilroy Realty Corp.               900                     19,238

Kimco Realty Corp.                3,200                   110,200

Liberty Property Trust (SBI)      4,900                   111,169

Mack-Cali Realty Corp.            4,000                   95,000

Meditrust Corp. unit              18,096                  50,895

MeriStar Hospitality Corp.        1,400                   22,313

Mills Corp.                       800                     13,550

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Nationwide Health Properties,     1,900                  $ 21,731
Inc.

New Plan Excel Realty Trust       7,400                   103,138

Pinnacle Holdings, Inc.           3,500                   204,750

Post Properties, Inc.             1,200                   45,150

Prentiss Properties Trust         1,100                   22,619
(SBI)

Prison Realty Corp.               6,750                   34,594

ProLogis Trust                    10,100                  182,431

Public Storage, Inc.              7,400                   163,263

Reckson Associates Realty         1,300                   24,050
Corp.

Redwood Trust, Inc.               300                     3,619

Senior Housing Properties         820                     7,073
Trust (REIT)

Simon Property Group, Inc.        11,500                  270,250

Spieker Properties, Inc.          6,800                   272,850

Starwood Financial, Inc.          2,832                   47,790

The Rouse Co.                     4,400                   96,250

Thornburg Mortgage Asset          400                     3,225
Corp.

United Dominion Realty Trust,     3,100                   31,000
Inc.

Ventas, Inc.                      1,400                   4,725

Vornado Realty Trust              9,400                   287,288

Walden Residential                700                     16,144
Properties, Inc.

Westfield America, Inc.           400                     5,650

Wyndham International, Inc.       5,312                   12,616
Class A (a)

                                                          5,530,717

TOTAL CONSTRUCTION & REAL                                 10,000,266
ESTATE

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Aftermarket Technology Corp.      700                     8,225
(a)

Arvin Industries, Inc.            2,200                   40,425

AutoNation, Inc. (a)              30,200                  228,388

AutoZone, Inc. (a)                4,400                   108,075

Aviation Sales Co. (a)            2,900                   21,569

Bandag, Inc.                      500                     11,750

Barrett Resources Corp. (a)       900                     26,213

Borg-Warner Automotive, Inc.      1,600                   51,200

Boyds Wheels, Inc. (a)            4,800                   192

Breed Technologies, Inc. (a)      1,000                   720

Casey's General Stores, Inc.      9,800                   82,075

Cooper Tire & Rubber Co.          2,200                   23,788

Copart, Inc. (a)                  1,600                   33,650

CSK Auto Corp. (a)                900                     10,350

Cummins Engine Co., Inc.          1,300                   43,306

Dana Corp.                        9,456                   201,531

Danaher Corp.                     5,071                   206,960

Delphi Automotive Systems         26,323                  439,265
Corp.

Dura Automotive Systems, Inc.     1,683                   21,984
 Class A (a)

Eaton Corp.                       5,300                   397,169

Federal Signal Corp.              1,400                   20,913



                                 SHARES                  VALUE (NOTE 1)

Federal-Mogul Corp.               5,100                  $ 69,488

Fidelity Holdings, Inc. (a)       4,350                   66,338

Ford Motor Co.                    67,000                  2,788,875

General Motors Corp.              35,600                  2,707,825

Gentex Corp. (a)                  6,000                   175,313

Genuine Parts Co.                 5,200                   117,325

Getty Petroleum Marketing,        100                     200
Inc. (a)

Goodyear Tire & Rubber Co.        6,800                   154,275

IMPCO Technologies, Inc. (a)      2,400                   122,850

Intermet Corp.                    400                     4,500

Johnson Controls, Inc.            5,900                   314,913

Kroll-O'Gara Co. (a)              3,800                   63,175

Lear Corp. (a)                    1,900                   40,138

Mascotech, Inc.                   1,400                   19,600

McLaren Automotive Group,         500                     1,188
Inc. (a)

Meritor Automotive, Inc.          3,200                   44,800

Miller Industries, Inc. (a)       1,800                   6,638

Navistar International Corp.      1,700                   55,675
(a)

O'Reilly Automotive, Inc. (a)     5,000                   70,000

Oshkosh Truck Co.                 2,100                   55,650

PACCAR, Inc.                      6,800                   292,825

Pep Boys-Manny, Moe & Jack        2,400                   14,850

Sonic Automotive, Inc. (a)        3,200                   27,400

SPX Corp. (a)                     1,572                   136,862

Strattec Security Corp. (a)       1,800                   59,850

Tower Automotive, Inc. (a)        3,400                   40,375

TRW, Inc.                         5,500                   264,000

Ugly Duckling Corp. (a)           100                     788

United Auto Group, Inc. (a)       200                     1,675

Wabash National Corp.             700                     9,800

                                                          9,704,939

CONSUMER DURABLES - 0.3%

Ballantyne of Omaha, Inc.         100                     656

Blyth Industries, Inc. (a)        2,800                   62,825

Department 56, Inc. (a)           2,200                   31,075

Dupont Photomasks, Inc. (a)       2,100                   122,850

Libbey, Inc.                      800                     21,500

Minnesota Mining &                23,500                  2,070,938
Manufacturing Co.

SAF T LOK, Inc. (a)               4,700                   7,344

Snap-On, Inc.                     5,400                   117,788

Sola International, Inc. (a)      700                     3,500

                                                          2,438,476

CONSUMER ELECTRONICS - 0.2%

Audible, Inc.                     4,000                   51,000

Black & Decker Corp.              4,200                   138,338

Boston Acoustics, Inc.            100                     1,444

General Motors Corp. Class H      6,000                   723,000
(a)

Harman International              600                     37,163
Industries, Inc.

Maytag Corp.                      3,900                   103,106

Movado Group, Inc.                400                     7,200

Odetics, Inc. Class B (a)         400                     10,425

Recoton Corp. (a)                 600                     8,363

Salton, Inc. (a)                  1,800                   84,825

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS -
CONTINUED

Sunbeam Corp. (a)                 670                    $ 2,764

Sunbeam Corp. warrants            114                     0
8/24/03 (a)

U.S. Industries, Inc.             1,600                   18,300

Universal Electronics, Inc.       3,400                   67,150
(a)

Whirlpool Corp.                   6,700                   363,894

                                                          1,616,972

HOME FURNISHINGS - 0.1%

Bassett Furniture Industries,     300                     4,050
Inc.

Ethan Allen Interiors, Inc.       2,100                   48,956

Furniture Brands                  3,600                   57,825
International, Inc. (a)

Heilig-Meyers Co.                 1,400                   4,550

Herman Miller, Inc.               3,300                   67,650

Hillenbrand Industries, Inc.      1,900                   57,713

La-Z-Boy, Inc.                    3,850                   64,006

Leggett & Platt, Inc.             5,800                   97,513

Linens'n Things, Inc. (a)         4,200                   82,688

Newell Rubbermaid, Inc.           12,101                  279,836

Restoration Hardware, Inc. (a)    1,000                   5,750

Steelcase, Inc. Class A           3,200                   39,200

                                                          809,737

TEXTILES & APPAREL - 0.2%

Active Apparel Group, Inc. (a)    1,000                   3,125

Ashworth, Inc. (a)                400                     1,975

BEBE Stores, Inc. (a)             2,100                   22,181

Bluefly, Inc. (a)                 2,800                   30,450

Brown Shoe Co., Inc.              500                     5,250

Burlington Industries, Inc.       500                     1,406
(a)

Collins & Aikman Corp.            900                     4,556

Columbia Sportswear Co. (a)       600                     12,488

Donna Karan International,        700                     5,031
Inc. (a)

Global Sports, Inc. (a)           800                     14,400

Interface, Inc. Class A           9,900                   44,550

Jones Apparel Group, Inc. (a)     6,551                   148,216

K-Swiss, Inc. Class A             3,300                   36,713

Kellwood Co.                      1,200                   20,250

Liz Claiborne, Inc.               6,100                   228,369

Madden Steven Ltd. (a)            2,900                   39,150

Mohawk Industries, Inc. (a)       400                     8,875

Nautica Enterprises, Inc. (a)     2,900                   30,631

NIKE, Inc. Class B                15,400                  437,938

North Face, Inc. (a)              1,800                   9,000

Oshkosh B'Gosh, Inc. Class A      3,000                   57,000

Pacific Sunwear of                4,000                   101,750
California, Inc. (a)

Polo Ralph Lauren Corp. Class     4,000                   67,000
A (a)

Reebok International Ltd. (a)     1,700                   13,600

Russell Corp.                     1,400                   19,338

Samsonite Corp. (a)               446                     2,467

Saucony, Inc. (a)                 2,100                   19,031

Shaw Industries, Inc.             10,188                  129,260

Sport-Haley, Inc. (a)             100                     444



                                 SHARES                  VALUE (NOTE 1)

Springs Industries, Inc.          400                    $ 14,175
Class A

Stride Rite Corp.                 1,400                   7,700

Tarrant Apparel Group (a)         2,700                   19,913

Timberland Co. Class A (a)        800                     34,300

Unifi, Inc. (a)                   1,900                   18,169

Vans, Inc. (a)                    3,600                   55,800

VF Corp.                          6,000                   148,125

Warnaco Group, Inc. Class A       9,500                   103,313

WestPoint Stevens, Inc. Class     2,900                   48,213
A

Wolverine World Wide, Inc.        1,200                   13,800

                                                          1,977,952

TOTAL DURABLES                                            16,548,076

ENERGY - 4.1%

ENERGY SERVICES - 0.9%

Atwood Oceanics, Inc. (a)         400                     21,250

Baker Hughes, Inc.                12,350                  319,556

BJ Services Co. (a)               2,000                   114,125

Cal Dive International, Inc.      500                     18,000
(a)

Diamond Offshore Drilling,        12,100                  384,175
Inc.

ENSCO International, Inc.         3,200                   96,800

Global Industries Ltd. (a)        12,600                  129,150

Global Marine, Inc. (a)           15,200                  341,050

Halliburton Co.                   28,700                  1,095,981

Helmerich & Payne, Inc.           7,500                   199,688

Key Energy Group, Inc. (a)        9,900                   98,381

Lone Star Technologies, Inc.      3,400                   127,500
(a)

Marine Drilling Companies,        1,500                   34,219
Inc. (a)

Maverick Tube Corp. (a)           2,600                   58,500

McDermott International, Inc.     9,400                   88,125

Nabors Industries, Inc. (a)       6,030                   216,326

Noble Drilling Corp. (a)          8,900                   320,400

Oceaneering International,        600                     11,400
Inc. (a)

Offshore Logistics, Inc. (a)      700                     6,956

Parker Drilling Co. (a)           2,900                   11,600

Patterson Energy, Inc. (a)        3,800                   86,688

Pride International, Inc. (a)     5,100                   75,544

R&B Falcon Corp. (a)              9,280                   143,260

Rowan Companies, Inc. (a)         2,500                   62,813

Schlumberger Ltd.                 32,672                  2,413,644

SEACOR SMIT, Inc. (a)             900                     43,650

Smith International, Inc. (a)     1,400                   87,763

Superior Energy Services,         1,200                   8,850
Inc. (a)

Tidewater, Inc.                   4,300                   121,744

Transocean Sedco Forex, Inc.      10,357                  408,454

Tuboscope, Inc. (a)               1,400                   23,363

Varco International, Inc. (a)     2,000                   22,125

Weatherford International,        8,480                   381,600
Inc. (a)

Zapata Corp.                      1,100                   5,500

                                                          7,578,180

OIL & GAS - 3.2%

Amerada Hess Corp.                7,100                   358,994

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

American International            100                    $ 80
Petroleum Corp. (a)

Anadarko Petroleum Corp.          10,000                  307,500

Apache Corp.                      5,900                   215,350

Atlantic Richfield Co.            19,500                  1,384,500

Basin Exploration, Inc. (a)       3,600                   38,025

Belco Oil & Gas Corp. (a)         1,100                   7,838

Bellwether Exploration Co. (a)    5,600                   38,500

Benton Oil & Gas Co. (a)          1,200                   2,400

Bp Prudhoe Bay Royalty Trust      4,900                   47,775

Buckeye Partners LP               700                     18,638

Burlington Resources, Inc.        13,600                  375,700

Cabot Oil & Gas Corp. Class A     800                     12,650

Chevron Corp.                     38,300                  2,860,531

Comstock Resources, Inc. (a)      1,100                   4,606

Conoco, Inc. Class B              33,189                  653,408

Cooper Cameron Corp. (a)          2,000                   110,500

Devon Energy Corp.                7,239                   269,653

EEX Corp. (a)                     1,433                   3,493

EOG Resources, Inc.               13,700                  208,925

Evergreen Resources, Inc. (a)     1,900                   42,275

Exxon Mobil Corp.                 190,656                 14,358,780

Forcenergy, Inc. (a)              12,400                  9,176

Friede Goldman Halter, Inc.       1,056                   5,544
(a)

Frontier Oil Corp. (a)            100                     625

Gothic Energy Corp. (a)           200                     60

Gulf Island Fabrication, Inc.     300                     3,075
(a)

Harken Energy Corp. (a)           4,800                   4,200

Houston Exploration Co. (a)       700                     10,631

IRI International Corp. (a)       1,500                   7,313

Kerr-McGee Corp.                  3,570                   159,758

Louis Dreyfus Natural Gas         3,100                   63,938
Corp. (a)

Murphy Oil Corp.                  4,600                   232,875

National Energy Group, Inc.       500                     78
(a)

National-Oilwell, Inc. (a)        1,700                   41,225

Newfield Exploration Co. (a)      1,300                   40,300

Noble Affiliates, Inc.            2,300                   51,750

Nuevo Energy Co. (a)              700                     12,425

Occidental Petroleum Corp.        16,000                  257,000

Ocean Energy, Inc. (a)            4,728                   50,531

Patina Oil & Gas Corp.            100                     900

Pennzoil-Quaker State Co.         4,992                   43,680

Phillips Petroleum Co.            18,000                  688,500

Pioneer Natural Resources Co.     3,300                   27,431

Pogo Producing Co.                1,200                   27,750

Range Resources Corp.             1,200                   2,325

Resource America, Inc. Class A    2,300                   16,244

Santa Fe Snyder Corp. (a)         8,500                   63,750

Seven Seas Petroleum, Inc. (a)    1,700                   3,294

St. Mary Land & Exploration       300                     8,344
Co.

Stone Energy Corp. (a)            1,400                   56,875



                                 SHARES                  VALUE (NOTE 1)

Sunoco, Inc.                      4,400                  $ 108,625

Swift Energy Co. (a)              600                     7,088

Tesoro Petroleum Corp. (a)        3,600                   33,300

Texaco, Inc.                      31,200                  1,480,050

The Coastal Corp.                 15,300                  643,556

Titan Exploration, Inc. (a)       1,200                   5,100

Tom Brown, Inc. (a)               1,100                   14,575

Tosco Corp.                       11,300                  302,275

Ultramar Diamond Shamrock         4,600                   99,763
Corp.

UNIFAB International, Inc. (a)    100                     663

Union Pacific Resources           7,100                   63,456
Group, Inc.

Unocal Corp.                      16,300                  436,025

USX - Marathon Group              18,700                  404,388

Valero Energy Corp.               1,700                   43,350

Vastar Resources, Inc.            6,000                   318,375

Veritas DGC, Inc. (a)             1,600                   32,000

Vintage Petroleum, Inc.           1,700                   24,650

Williams Clayton Energy, Inc.     2,400                   33,600
(a)

                                                          27,260,557

TOTAL ENERGY                                              34,838,737

FINANCE - 11.5%

BANKS - 4.1%

Abigail Adams National            200                     1,775
Bancorp, Inc.

Advanta Corp.                     2,600                   48,425

Allegiant Bancorp, Inc.           100                     1,075

Amcore Financial, Inc.            3,900                   81,656

American Bancshares, Inc. (a)     3,200                   36,400

American Pacific Bank of          800                     2,800
Oregon  Class B (a)

AmSouth Bancorp.                  20,619                  298,976

Associated Banc-Corp.             3,725                   94,289

BancWest Corp.                    3,932                   59,717

Bank of America Corp.             98,172                  4,522,048

Bank of New York Co., Inc.        43,100                  1,435,769

Bank One Corp.                    70,667                  1,824,092

Banknorth Group, Inc.             2,700                   51,131

BB&T Corp.                        11,404                  267,994

BT Financial Corp.                315                     5,513

Capital Crossing Bank (a)         1,000                   11,375

Capital One Financial Corp.       7,700                   283,456

Carolina First Corp.              800                     12,700

CCB Financial Corp.               1,100                   40,838

Centura Banks, Inc.               900                     30,375

Chase Manhattan Corp.             44,700                  3,559,238

City National Corp.               3,200                   88,200

Colonial Bancgroup, Inc.          400                     3,550

Comerica, Inc.                    11,600                  428,475

Commerce Bancshares, Inc.         3,192                   91,770

Community First Bankshares,       4,100                   57,400
Inc.

Compass Bancshares, Inc.          7,050                   114,122

Cullen Frost Bankers, Inc.        5,200                   111,800

East West Bancorp, Inc.           5,100                   64,069

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Fifth Third Bancorp               20,202                 $ 1,051,767

First Security Corp.              15,300                  354,769

First Tennessee National          5,000                   86,250
Corp.

First Union Corp.                 60,662                  1,789,529

First Virginia Banks, Inc.        1,400                   44,100

Firstar Corp.                     58,692                  1,045,451

Firstmerit Corp.                  5,300                   75,194

FleetBoston Financial Corp.       55,413                  1,510,004

Fulton Financial Corp.            137                     2,261

Hamilton Bancorp, Inc. (a)        3,000                   50,063

Hibernia Corp. Class A            5,600                   50,750

Hudson United Bancorp             4,001                   80,770

Huntington Bancshares, Inc.       6,611                   138,005

Imperial Bancorp                  1,516                   39,037

J.P. Morgan & Co., Inc.           10,300                  1,143,300

KeyCorp                           32,100                  543,694

Keystone Financial, Inc.          1,800                   28,125

M&T Bank Corp.                    212                     78,228

Marshall & Ilsley Corp.           4,900                   225,094

Mellon Financial Corp.            33,400                  1,006,175

Mercantile Bankshares Corp.       4,200                   105,525

National City Corp.               40,320                  776,160

National Commmerce Bancorp        5,800                   98,600

North Fork Bancorp, Inc.          10,078                  165,027

Northern Trust Corp.              15,100                  853,150

Pacific Bank NA                   2,100                   54,600

Pacific Century Financial         2,400                   36,450
Corp.

Peoples Heritage Financial        16,332                  173,528
Group, Inc.

PNC Financial Corp.               21,000                  812,438

Popular, Inc.                     2,600                   58,013

Provident Financial Group,        1,300                   36,563
Inc.

R&G Financial Corp. Class B       200                     1,700

Regions Financial Corp.           18,258                  369,725

Republic Bancorp, Inc.            7,480                   59,840

Riggs National Corp.              800                     7,975

Seacoast Financial Services       838                     8,275
Corp.

Silicon Valley Bancshares (a)     2,900                   229,825

SouthTrust Corp.                  13,800                  316,538

State Street Corp.                6,500                   473,688

Summit Bancorp                    9,700                   232,194

Sun Bancorp, Inc.                 3,900                   26,447

SunTrust Banks, Inc.              21,528                  1,093,892

Synovus Finanical Corp.           6,700                   109,713

Trustmark Corp.                   600                     10,163

U.S. Bancorp                      49,621                  908,685

U.S. Trust Corp.                  2,000                   277,000

Union Planters Corp.              5,287                   144,732

UnionBanCal Corp.                 5,400                   173,475

United Bankshares, Inc.           1,200                   21,975

Valley National Bancorp           341                     7,907



                                 SHARES                  VALUE (NOTE 1)

Wachovia Corp.                    13,863                 $ 792,790

Wells Fargo & Co.                 94,200                  3,114,488

West Coast Bancorp                220                     2,296

Westamerica Bancorp.              3,700                   83,944

Whitney Holding Corp.             100                     3,263

Wilmington Trust Corp.            900                     42,244

Zions Bancorp                     6,868                   364,433

                                                          35,018,855

CREDIT & OTHER FINANCE - 2.0%

Aames Financial Corp. (a)         3,500                   2,188

Actrade International Ltd. (a)    2,900                   46,038

Allied Capital Corp.              6,500                   112,938

Allstate Financial Corp. (a)      700                     634

American Express Co.              24,100                  3,233,919

AmeriCredit Corp. (a)             3,500                   48,563

AMRESCO, Inc. (a)                 12,400                  17,050

Arcadia Financial Ltd. (a)        1,100                   5,294

Associates First Capital          45,910                  912,461
Corp. Class A

Cash America International,       400                     4,500
Inc.

CIT Group, Inc. Class A           7,700                   107,800

Citigroup, Inc.                   180,253                 9,316,827

Coast Federal Litigation          200                     350
Contingent Payment Rights
Trust rights 12/31/00 (a)

Concord EFS, Inc. (a)             15,925                  311,533

Consumer Portfolio Services,      2,400                   3,900
Inc. (a)

ContiFinancial Corp. (a)          1,800                   126

Countrywide Credit                10,300                  256,856
Industries, Inc.

Credit Acceptance Corp. (a)       1,300                   7,150

Doral Financial Corp.             1,200                   11,775

E-Loan, Inc.                      4,000                   35,750

ePlus, Inc. (a)                   1,200                   54,300

Finet.Com, Inc. (a)               4,400                   6,050

Finova Group, Inc.                3,400                   97,325

First Alliance Corp. (a)          400                     1,050

First Charter Corp.               3,200                   43,600

Greenpoint Financial Corp.        3,120                   49,725

Heller Financial, Inc. Class A    7,664                   144,179

Household International, Inc.     31,119                  993,863

IMC Mortgage Co. (a)              400                     44

Imperial Credit Industries (a)    1,200                   6,900

LendingTree, Inc.                 950                     11,163

MBNA Corp.                        36,100                  821,275

Metris Companies, Inc.            1,090                   28,204

MFN Financial Corp.:

warrants 3/23/02 (a)              10                      6

warrants 3/23/03 (a)              10                      3

warrants 3/23/04 (a)              10                      1

New Century Financial Corp.       3,100                   27,900
(a)

NextCard, Inc.                    2,000                   45,250

Old Kent Financial Corp.          3,087                   80,841

Providian Financial Corp.         6,150                   398,597

Resource Bancshares Mortgage      905                     3,337
Group, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

SierraCities.com, Inc. (a)        1,700                  $ 35,913

Southern Pacific Funding          600                     54
Corp. (a)

                                                          17,285,232

FEDERAL SPONSORED CREDIT - 0.6%

Fannie Mae                        59,700                  3,164,100

Freddie Mac                       41,400                  1,728,450

SLM Holding Corp.                 11,350                  355,397

                                                          5,247,947

INSURANCE - 2.8%

21st Century Insurance Group      1,400                   24,675

Aetna, Inc.                       8,500                   349,563

AFLAC, Inc.                       18,200                  665,438

Alfa Corp.                        100                     1,638

Allmerica Financial Corp.         3,700                   154,475

Allstate Corp.                    51,649                  1,007,156

Ambac Financial Group, Inc.       6,100                   268,019

American Annuity Group, Inc.      1,300                   20,313

American Financial Group,         1,700                   35,700
Inc.

American General Corp.            15,529                  810,420

American International Group,     86,582                  7,657,096
Inc.

American National Insurance       100                     5,850
Co.

Amerus Life Holdings, Inc.        867                     17,611

Aon Corp.                         13,050                  273,234

Argonaut Group, Inc.              600                     11,400

Arthur J. Gallagher & Co.         200                     10,225

Atlantic American Corp. (a)       100                     250

Berkshire Hathaway, Inc.          82                      3,608,000
Class A (a)

Chicago Title Corp.               1,900                   88,350

ChoicePoint, Inc. (a)             800                     30,150

CIGNA Corp.                       11,900                  878,369

Cincinnati Financial Corp.        13,900                  415,263

Claimsnet.com, Inc.               3,100                   27,900

CNA Financial Corp. (a)           5,200                   140,400

Commerce Group, Inc.              600                     17,925

Conseco, Inc.                     10,840                  158,535

Delphi Financial Group, Inc.      1,460                   38,508
Class A

E.W. Blanch Holdings, Inc.        1,400                   65,800

Enhance Financial Services        1,100                   12,925
Group, Inc.

Erie Indemnity Co. Class A        300                     9,300

Everest Re Group Ltd. (a)         7,000                   171,938

Fidelity National Financial,      851                     10,691
Inc.

Financial Security Assurance      2,100                   94,500
Holdings Ltd.

First American Financial          1,200                   13,950
Corp.

First Health Group Corp. (a)      4,300                   103,738

FPIC Insurance Group, Inc. (a)    3,300                   54,038

Fremont General Corp.             10,500                  76,125

Frontier Insurance Group,         13,330                  24,994
Inc.

Harleysville Group, Inc.          100                     1,306

Hartford Financial Services       14,400                  450,000
Group, Inc.



                                 SHARES                  VALUE (NOTE 1)

Hartford Life, Inc. Class A       3,900                  $ 137,963

HCC Insurance Holdings, Inc.      1,500                   19,125

Healthcare Recoveries, Inc.       400                     1,800
(a)

HealthExtras, Inc.                1,400                   9,538

Healthplan Services Corp.         500                     2,656

Horace Mann Educators Corp.       1,700                   26,350

HSB Group, Inc.                   900                     22,275

INSpire Insurance Solutions,      4,600                   17,825
Inc. (a)

Jefferson-Pilot Corp.             5,800                   301,962

LandAmerica Financial Group,      400                     7,200
Inc.

Lincoln National Corp.            13,300                  369,906

Loews Corp.                       8,400                   373,800

Marsh & McLennan Companies,       16,950                  1,311,506
Inc.

MBIA, Inc.                        7,493                   287,544

Medical Assurance, Inc.           315                     6,182

Mercury General Corp.             1,600                   36,300

MGIC Investment Corp.             5,800                   216,775

Nationwide Financial              4,700                   108,394
Services, Inc.  Class A

Ohio Casualty Corp.               2,400                   29,700

Old Republic International        4,050                   47,334
Corp.

Penncorp Financial Group,         2,600                   81
Inc. (a)

PMI Group, Inc.                   3,650                   132,541

Point West Capital Corp. (a)      2,800                   32,200

Presidential Life Corp.           600                     9,375

Progressive Corp.                 2,300                   136,850

Protective Life Corp.             1,886                   41,492

Radian Group, Inc.                3,066                   106,352

Reinsurance Group of America,     1,000                   17,062
Inc.

Reliance Group Holdings, Inc.     13,300                  59,019

Reliastar Financial Corp.         5,300                   148,069

SAFECO Corp.                      12,100                  254,100

Selective Insurance Group,        200                     3,088
Inc.

Stewart Information Services      400                     5,475
Corp.

The Chubb Corp.                   11,464                  563,885

The St. Paul Companies, Inc.      15,806                  353,659

Torchmark Corp.                   4,100                   81,231

Transatlantic Holdings, Inc.      800                     56,350

Travelers Property Casualty       6,800                   215,050
Corp.  Class A

UICI (a)                          1,400                   12,250

Unitrin, Inc.                     2,000                   67,875

UnumProvident Corp.               8,293                   110,919

Vesta Insurance Group Corp.       900                     4,331

W.R. Berkley Corp.                1,100                   17,669

                                                          23,568,826

INVESTMENT COMPANIES - 0.0%

THCG, Inc. (a)                    1,400                   26,075

Winfield Capital Corp. (a)        1,500                   45,750

                                                          71,825

SAVINGS & LOANS - 0.4%

Ambanc Holding Co., Inc.          300                     3,900

Astoria Financial Corp.           7,675                   182,761

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

Bank Plus Corp. (a)               1,100                  $ 2,475

Bank United Corp. Class A         6,900                   180,694

BankUnited Financial Corp.        500                     3,484
Class A (a)

Bay View Capital Corp.            4,712                   41,230

Bedford Bancshares, Inc.          300                     2,813

BSB Bancorp, Inc.                 100                     1,794

CFS Bancorp, Inc.                 800                     7,050

Charter One Financial, Inc.       18,096                  285,012

Commercial Federal Corp.          3,750                   48,516

Dime Bancorp, Inc.                7,000                   85,313

Golden State Bancorp, Inc. (a)    3,836                   49,389

Golden West Financial Corp.       9,900                   282,150

HomeFed Corp. (a)                 79                      46

Independence Community Bank       3,300                   36,506
Corp.

Life Financial Corp. (a)          200                     750

Net.B@nk, Inc. (a)                3,300                   49,913

Ocwen Financial Corp. (a)         2,397                   14,232

People's Bank                     300                     5,986

Provident Bancshares Corp.        735                     11,852

Queens County Bancorp, Inc.       900                     17,100

Republic Security Financial       1,800                   13,275
Corp.

Roslyn Bancorp, Inc.              7,860                   120,847

Sovereign Bancorp, Inc.           26,994                  195,707

Sterling Financial Corp. (a)      100                     1,113

TCF Financial Corp.               5,000                   99,063

United Community Financial        7,200                   50,400
Corp.

USABancShares, Inc. (a)           3,900                   33,881

W Holding Co., Inc.               1,400                   11,900

Washington Federal, Inc.          3,921                   60,040

Washington Mutual, Inc.           40,710                  900,709

Webster Financial Corp.           8,668                   183,112

                                                          2,983,013

SECURITIES INDUSTRY - 1.6%

4 Kids Entertainment, Inc. (a)    2,000                   56,250

A.G. Edwards, Inc.                6,200                   196,463

Acacia Research Corp. (a)         1,400                   68,163

Affiliated Managers Group,        100                     3,931
Inc. (a)

Alliance Capital Management       4,500                   168,469
Holding LP

American Capital Strategies       300                     7,200
Ltd.

Ameritrade Holding Corp.          5,400                   100,913
Class A (a)

AXA Financial, Inc.               27,600                  826,275

Charles Schwab Corp.              41,200                  1,722,675

DLJ, Inc.                         5,400                   234,563

Duff & Phelps Credit Rating       900                     71,888
Co.

E*Trade Group, Inc. (a)           14,295                  352,014

Equitex, Inc. (a)                 3,100                   31,969

eSpeed, Inc. Class A              1,400                   86,713

Franklin Resources, Inc.          11,900                  323,531

Friedman, Billings, Ramsey        2,500                   40,000
Group, Inc. Class A (a)

GlobalNet Financial.com, Inc.     1,400                   60,725
(a)



                                 SHARES                  VALUE (NOTE 1)

Goldman Sachs Group, Inc.         5,600                  $ 518,000

Investment Technology Group,      776                     30,070
Inc.

JB Oxford Holdings, Inc. (a)      4,900                   38,588

Jefferies Group, Inc.             1,900                   44,413

Kansas City Southern              4,300                   338,625
Industries, Inc.

Knight/Trimark Group, Inc.        4,700                   220,313
Class A (a)

Legg Mason, Inc.                  1,600                   62,800

Lehman Brothers Holdings,         4,700                   340,750
Inc.

Macrovision Corp. (a)             1,800                   179,550

Merrill Lynch & Co., Inc.         18,100                  1,855,250

Meyerson & Co., Inc. (a)          1,900                   9,975

Morgan Stanley Dean Witter &      62,500                  4,402,344
Co.

National Discount Brokers         2,500                   112,656
Group, Inc. (a)

Nvest LP                          100                     1,656

PaineWebber Group, Inc.           5,350                   204,638

PIMCO Advisors Holdings LP        3,767                   143,381
unit

Pioneer Group, Inc. (a)           1,000                   20,063

Raymond James Financial, Inc.     1,450                   28,638

Reckson Service Industries,       2,200                   118,388
Inc. (a)

Security Capital Group, Inc.      2,000                   25,875
Class B (a)

Siebert Financial Corp.           1,500                   23,063

Southwest Securities Group,       1,990                   91,291
Inc.

T. Rowe Price Associates,         6,900                   227,269
Inc.

TD Waterhouse Group, Inc.         1,800                   32,963

The Bear Stearns Companies,       9,814                   385,200
Inc.

United Asset Management Corp.     2,800                   41,825

Waddell & Reed Financial,         1,979                   57,267
Inc. Class A

Web Street, Inc.                  4,500                   29,531

Wit Capital Group, Inc.           4,200                   67,988

                                                          14,004,112

TOTAL FINANCE                                             98,179,810

HEALTH - 9.4%

DRUGS & PHARMACEUTICALS - 6.8%

Aastrom Biosciences, Inc. (a)     7,200                   22,725

Abgenix, Inc. (a)                 800                     257,700

Advanced Photonix, Inc. Class     5,600                   68,250
A (a)

Advanced Tissue Sciences,         1,500                   11,438
Inc. (a)

Alexion Pharmaceuticals, Inc.     200                     17,050
(a)

Algos Pharmaceutical Corp. (a)    500                     9,969

Alkermes, Inc. (a)                2,100                   402,938

Allergan Specialty                15                      225
Therapeutics, Inc. Class A
(a)

Allergan, Inc.                    6,600                   332,063

Alpharma, Inc. Class A            2,900                   100,413

ALZA Corp. Class A. (a)           4,420                   162,159

American Home Products Corp.      67,600                  2,940,600

Amgen, Inc. (a)                   53,600                  3,654,850

Andrx Corp. (a)                   3,100                   297,794

Anesta Corp. (a)                  1,800                   40,050

Antigenics, Inc.                  1,300                   58,500

Ariad Pharmaceuticals, Inc.       4,000                   105,000
(a)

Arqule, Inc. (a)                  2,100                   74,550

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

AVI BioPharma, Inc. (a)           2,700                  $ 70,200

Aviron (a)                        2,900                   117,631

AXYS Pharmaceuticals, Inc. (a)    7,135                   114,160

Barr Laboratories, Inc. (a)       800                     38,100

Bausch & Lomb, Inc.               2,900                   152,975

Bio-Technology General Corp.      6,300                   121,078
(a)

BioCryst Pharmaceuticals,         1,700                   45,900
Inc. (a)

Biogen, Inc. (a)                  7,200                   777,150

Biomatrix, Inc. (a)               1,800                   52,875

BioSource International, Inc.     3,400                   81,600
(a)

BioTime, Inc. (a)                 400                     6,425

Bristol-Myers Squibb Co.          107,400                 6,101,663

Cambrex Corp.                     800                     32,100

Catalytica, Inc. (a)              500                     6,438

Celgene Corp. (a)                 1,500                   248,250

Cell Genesys, Inc. (a)            4,600                   178,825

Cell Pathways, Inc. (a)           300                     14,100

Cell Therapeutics, Inc. (a)       3,400                   134,300

Cephalon, Inc. (a)                200                     13,294

Chattem, Inc. (a)                 400                     7,200

Chirex, Inc. (a)                  3,900                   97,013

Chiron Corp. (a)                  8,200                   410,000

Collagenex Pharmaceuticals,       2,200                   43,450
Inc. (a)

Columbia Laboratories, Inc.       1,300                   16,413
(a)

COR Therapeutics, Inc. (a)        800                     71,700

Coulter Pharmaceutical, Inc.      500                     19,375
(a)

Creative Biomolecules, Inc.       5,600                   107,800
(a)

Cubist Pharmaceuticals, Inc.      3,100                   181,931
(a)

CuraGen Corp. (a)                 1,300                   297,050

Curative Health Services,         1,000                   6,000
Inc. (a)

CV Therapeutics, Inc. (a)         2,400                   154,800

CYTOGEN Corp. (a)                 11,700                  204,750

Cytotherapeutics, Inc. (a)        4,500                   37,125

Cytyc Corp. (a)                   400                     18,400

Diversa Corp.                     1,800                   240,300

Dura Pharmaceuticals, Inc. (a)    6,700                   92,963

Duramed Pharmaceuticals, Inc.     2,000                   24,000
(a)

Eli Lilly & Co.                   60,800                  3,613,800

EntreMed, Inc. (a)                500                     49,250

Enzo Biochem, Inc. (a)            1,305                   103,421

Enzon, Inc. (a)                   3,300                   191,400

Forest Laboratories, Inc. (a)     3,600                   245,925

GelTex Pharmaceuticals, Inc.      3,900                   85,556
(a)

Gene Logic, Inc. (a)              1,100                   131,313

Genelabs Technologies, Inc.       9,400                   101,050
(a)

Genentech, Inc.                   5,300                   1,022,238

Genome Therapeutics Corp. (a)     3,000                   148,500

Genta, Inc. (a)                   6,800                   73,950

Genzyme Corp.:

- General Division                3,600                   206,775

- Molecular Oncology (a)          918                     24,499



                                 SHARES                  VALUE (NOTE 1)

Genzyme Transgenics Corp. (a)     2,000                  $ 89,000

Geron Corp. (a)                   2,800                   153,475

Gliatech, Inc. (a)                3,100                   63,550

Guilford Pharmaceuticals,         300                     9,938
Inc. (a)

Hemispherx Biopharma, Inc. (a)    800                     13,300

Herbalife International, Inc.     433                     6,495
Class A

Hollis-Eden Pharmaceutcals,       1,300                   24,863
Inc. (a)

Human Genome Sciences, Inc.       2,100                   458,325
(a)

Hyseq, Inc. (a)                   1,400                   141,750

ICN Pharmaceuticals, Inc.         2,200                   43,725

ICOS Corp. (a)                    3,100                   162,363

IDEC Pharmaceuticals Corp. (a)    1,800                   253,575

IDEXX Laboratories, Inc. (a)      1,200                   35,475

IGEN International, Inc. (a)      1,900                   52,725

Imclone Systems, Inc. (a)         1,500                   196,594

Immtech International, Inc.       1,200                   30,000
(a)

Immunex Corp. (a)                 8,400                   1,658,475

Immunomedics, Inc. (a)            4,400                   128,150

Incyte Pharmaceuticals, Inc.      1,400                   385,788
(a)

Inhale Therapeutic Systems,       1,900                   192,375
Inc. (a)

InKine Pharmaceutical, Inc.       4,200                   33,600
(a)

International Isotopes, Inc.      100                     663
(a)

Invitrogen Corp.                  1,900                   160,550

Irvine Sensors Corp. (a)          7,300                   83,494

Isis Pharmaceuticals Co. (a)      6,900                   97,463

Jones Pharma, Inc.                3,650                   261,888

King Pharmaceuticals, Inc. (a)    3,450                   164,522

Kos Pharmaceuticals, Inc. (a)     900                     17,100

Ligand Pharmaceuticals, Inc.      900                     19,575
Class B (a)

Lynx Therapeutics, Inc. (a)       1,500                   144,000

Matrix Pharmaceutical, Inc.       6,200                   107,725
(a)

Maxygen, Inc.                     1,300                   190,613

Medarex, Inc. (a)                 1,700                   276,250

Medicis Pharmaceutical Corp.      750                     37,828
Class A (a)

Medimmune, Inc. (a)               3,100                   615,350

Merck & Co., Inc.                 127,300                 7,836,906

Microvision, Inc. (a)             2,100                   134,531

Millennium Pharmaceuticals,       2,100                   546,263
Inc. (a)

Mylan Laboratories, Inc.          6,000                   138,000

Myriad Genetics, Inc. (a)         1,100                   169,950

Nanogen, Inc. (a)                 2,000                   157,000

Nature's Sunshine Products,       100                     1,050
Inc.

NBTY, Inc. (a)                    7,600                   106,875

NeoRX Corp. (a)                   700                     12,425

NeoTherapeutics, Inc. (a)         300                     5,175

Noven Pharmaceuticals, Inc.       4,300                   62,081
(a)

Organogenesis, Inc. (a)           950                     14,250

OSI Pharmaceuticals, Inc. (a)     3,400                   95,413

PAREXEL International Corp.       1,800                   24,525
(a)

PathoGenesis Corp. (a)            900                     27,788

PE Corp. - Celera Genomics        2,518                   614,392
Group (a)

Pfizer, Inc.                      204,700                 6,575,988

Pharmaceutical Product            5,000                   121,250
Development, Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Pharmacyclics, Inc. (a)           1,600                  $ 127,700

PharmaPrint, Inc. (a)             15,400                  32,725

Protein Design Labs, Inc. (a)     1,700                   425,319

Pure World, Inc. (a)              330                     1,310

Quintiles Transnational Corp.     6,566                   194,928
(a)

Repligen Corp. (a)                10,100                  132,563

Rexall Sundown, Inc. (a)          9,400                   141,000

Sangstat Medical Corp. (a)        1,800                   77,850

Schering-Plough Corp.             76,900                  2,681,888

Scios, Inc. (a)                   2,400                   19,200

Sepracor, Inc. (a)                4,400                   446,050

Serologicals Corp. (a)            3,450                   38,813

Sigma-Aldrich Corp.               10,700                  254,125

SkyePharma PLC rights             100                     0
12/31/99 (a)

SonoSight, Inc. (a)               333                     11,031

SuperGen, Inc. (a)                2,800                   172,375

Targeted Genetics Corp. (a)       2,100                   44,888

Technical Chemicals &             100                     275
Products, Inc. (a)

Techniclone Corp. (a)             12,200                  105,606

Texas Biotechnology Corp. (a)     100                     2,238

Theragenics Corp. (a)             1,300                   17,956

Titan Pharmaceuticals, Inc.       2,800                   140,700
(a)

Transkaryotic Therapies, Inc.     2,900                   145,363
(a)

Trimeris, Inc. (a)                1,200                   74,400

Tularik, Inc.                     2,000                   157,750

Twinlab Corp. (a)                 1,200                   7,425

VaxGen, Inc.                      2,900                   50,025

Ventana Medical Systems, Inc.     1,700                   95,838
(a)

Vertex Pharmaceuticals, Inc.      2,300                   167,038
(a)

Vical, Inc. (a)                   400                     23,625

ViroPharma, Inc. (a)              1,200                   112,350

Vivus, Inc. (a)                   9,800                   56,350

Warner-Lambert Co.                45,900                  3,927,319

Watson Pharmaceuticals, Inc.      5,539                   221,560
(a)

XOMA Ltd. (a)                     10,000                  92,500

Zila, Inc. (a)                    4,300                   23,113

Zonagen, Inc. (a)                 600                     5,100

                                                          58,074,005

MEDICAL EQUIPMENT & SUPPLIES
- 2.2%

Abbott Laboratories               86,385                  2,829,109

Acuson Corp. (a)                  900                     12,038

ADAC Laboratories (a)             1,900                   23,631

ALARIS Medical, Inc. (a)          2,200                   5,088

Allscripts, Inc.                  2,200                   151,800

AmeriSource Health Corp.          3,500                   50,969
Class A (a)

Arthrocare Corp. (a)              1,300                   160,550

Bacou USA, Inc. (a)               600                     9,038

Baxter International, Inc.        17,800                  970,100

Becton, Dickinson & Co.           10,200                  316,838

Bergen Brunswig Corp. Class A     3,827                   18,896

Bindley Western Industries,       888                     15,263
Inc.



                                 SHARES                  VALUE (NOTE 1)

Bio-Rad Laboratories, Inc.        100                    $ 3,288
Class A (a)

Bio-Vascular, Inc. (a)            1,000                   4,781

Biomet, Inc.                      8,700                   287,100

Boston Scientific Corp. (a)       17,300                  315,725

BriteSmile, Inc. (a)              2,800                   36,925

C.R. Bard, Inc.                   3,400                   134,300

Candela Corp. (a)                 3,750                   56,250

Cardinal Health, Inc.             12,668                  522,555

Closure Medical Corp. (a)         1,400                   30,800

Coherent, Inc. (a)                2,700                   286,200

Colorado Medtech, Inc. (a)        3,200                   40,000

CONMED Corp. (a)                  3,600                   99,000

Cooper Companies, Inc.            100                     2,744

Cyberonics, Inc. (a)              700                     17,850

Cygnus, Inc. (a)                  3,700                   68,219

Datascope Corp.                   2,100                   83,738

DENTSPLY International, Inc.      5,400                   138,375

Eclipse Surgical Technologies     300                     2,588
(a)

Fusion Medical Technologies,      600                     10,500
Inc. (a)

Genzyme Corp. - Surgical          483                     6,098
Products

Guidant Corp. (a)                 14,700                  990,413

Haemonetics Corp. (a)             800                     19,050

Heartport, Inc. (a)               1,300                   7,800

Henry Schein, Inc. (a)            1,300                   24,375

Hologic, Inc. (a)                 5,800                   39,875

I-Stat Corp. (a)                  100                     1,694

Imatron, Inc. (a)                 15,500                  51,828

Implant Sciences Corp. (a)        200                     2,025

INAMED Corp. (a)                  2,300                   87,113

Interpore International, Inc.     5,700                   76,950
(a)

Invacare Corp.                    2,800                   68,250

Johnson & Johnson                 78,044                  5,599,657

KeraVision, Inc. (a)              5,500                   41,594

LaserSight, Inc. (a)              1,700                   16,363

LightPath Technologies, Inc.      1,600                   75,200
(a)

Mallinckrodt, Inc.                2,100                   51,713

McKesson HBOC, Inc.               10,357                  200,667

Medtronic, Inc.                   61,426                  2,975,322

Mentor Corp.                      600                     16,650

Micro Therapeutics, Inc. (a)      5,800                   45,313

Millipore Corp.                   2,600                   138,938

MiniMed, Inc. (a)                 2,400                   239,700

NCS HealthCare, Inc. (a)          1,000                   2,281

Neoprobe Corp. (a)                100                     184

Novoste Corp. (a)                 2,800                   102,200

Oakley, Inc. (a)                  2,300                   19,838

Ocular Sciences, Inc. (a)         2,600                   39,000

Omnicare, Inc.                    7,200                   66,150

Osteotech, Inc. (a)               3,150                   50,597

Patterson Dental Co. (a)          2,800                   100,888

Perrigo Co. (a)                   3,000                   22,031

PLC Systems, Inc. (a)             400                     1,100

Priority Healthcare Corp. (a)     1,897                   91,056

PSS World Medical, Inc. (a)       9,500                   61,156

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Resmed, Inc. (a)                  1,100                  $ 82,088

Respironics, Inc. (a)             500                     7,031

Sabratek Corp. (a)                1,500                   435

Sonus Pharmaceuticals, Inc.       200                     1,250
(a)

Spacelabs Medical, Inc. (a)       500                     7,875

St. Jude Medical, Inc. (a)        2,472                   64,581

Steris Corp. (a)                  2,000                   19,375

Stryker Corp.                     4,100                   239,850

Summit Technology, Inc. (a)       900                     6,750

Sunrise Technologies, Inc. (a)    4,400                   36,300

Sybron International, Inc. (a)    3,000                   84,000

Techne Corp. (a)                  2,400                   205,875

Thermo Cardiosystems, Inc. (a)    1,200                   17,550

Uromed Corp. (a)                  20                      138

Varian Medical Systems, Inc.      1,000                   39,938

Ventiv Health, Inc. (a)           4,833                   38,664

VISX, Inc. (a)                    2,200                   37,263

Wesley Jessen Visioncare,         2,300                   66,125
Inc. (a)

Zoll Medical Corp. (a)            1,300                   67,600

                                                          19,060,015

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Advance Paradigm, Inc. (a)        3,500                   82,797

American Healthcorp, Inc. (a)     100                     459

American HomePatient, Inc. (a)    1,300                   813

AmeriPath, Inc. (a)               900                     8,888

Amsurg Corp. Class A (a)          9                       56

Apria Healthcare Group, Inc.      1,400                   19,950
(a)

ARV Assisted Living, Inc. (a)     100                     138

Beverly Enterprises, Inc. (a)     1,000                   2,625

Carematrix Corp. (a)              2,800                   5,075

Columbia/HCA Healthcare Corp.     36,500                  704,906

Covance, Inc. (a)                 3,800                   54,150

Coventry Health Care, Inc. (a)    300                     2,456

Express Scripts, Inc. Class A     2,900                   133,581
(a)

Foundation Health Systems,        3,500                   29,094
Inc.  Class A (a)

Genesis Health Ventures, Inc.     1,700                   2,550
(a)

Health Management Associates,     10,850                  116,638
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             21,719                  105,880

Humana, Inc. (a)                  4,600                   31,338

IMPATH, Inc. (a)                  2,600                   85,150

Innovative Clinical Solutions     200                     66
Ltd. (a)

Integrated Health Services,       2,200                   286
Inc. (a)

LCA-Vision, Inc. (a)              6,500                   32,297

Lifepoint Hospitals, Inc. (a)     4,163                   62,705

Lincare Holdings, Inc. (a)        3,800                   89,063

Manor Care, Inc. (a)              3,300                   28,669

Medical Resources, Inc. (a)       66                      25

Medquist, Inc. (a)                4,700                   121,025

Mid-Atlantic Medical              1,600                   13,100
Services, Inc. (a)



                                 SHARES                  VALUE (NOTE 1)

Neurocrine Biosciences, Inc.      2,500                  $ 92,500
(a)

NovaCare, Inc. (a)                300                     53

Orthodontic Centers of            3,900                   67,519
America, Inc. (a)

Oxford Health Plans, Inc. (a)     2,300                   35,506

PacifiCare Health Systems,        3,900                   177,206
Inc.  Class A (a)

Pediatrix Medical Group (a)       1,300                   10,238

Phycor, Inc. (a)                  1,800                   2,081

Province Healthcare Co. (a)       600                     12,075

Quest Diagnostics, Inc. (a)       900                     30,881

Quorum Health Group, Inc. (a)     8,100                   72,141

Renal Care Group, Inc. (a)        5,150                   90,447

Res-Care, Inc. (a)                2,400                   23,850

Sunrise Assisted Living, Inc.     4,500                   56,813
(a)

Tenet Healthcare Corp. (a)        15,900                  278,250

Total Renal Care Holdings,        2,267                   6,801
Inc. (a)

Triad Hospitals, Inc. (a)         4,763                   76,208

Trigon Healthcare, Inc. (a)       4,000                   127,750

United HealthCare Corp.           7,000                   357,875

Universal Health Services,        3,500                   136,063
Inc. Class B (a)

Urologix, Inc. (a)                1,000                   8,875

US Oncology, Inc. (a)             482                     1,988

Wellpoint Health Networks,        2,800                   189,000
Inc. (a)

                                                          3,587,900

TOTAL HEALTH                                              80,721,920

HOLDING COMPANIES - 0.0%

Leucadia National Corp.           1,300                   27,788

Triarc Companies, Inc. Class      775                     14,677
A (a)

                                                          42,465

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.2%

ELECTRICAL EQUIPMENT - 3.4%

A.O. Smith Corp. Class B          750                     12,938

Adaptive Broadband Corp. (a)      800                     92,025

Adtran, Inc. (a)                  3,300                   242,756

Advanced Lighting                 1,000                   6,500
Technologies, Inc. (a)

Airnet Communications Corp.       2,600                   152,100

Allen Telecom, Inc. (a)           900                     12,375

American Power Conversion         10,800                  366,525
Corp. (a)

AMETEK, Inc.                      1,000                   16,938

Amplidyne, Inc. (a)               3,300                   26,813

Andrea Electronics Corp. (a)      500                     6,531

Anicom, Inc. (a)                  100                     819

ANTEC Corp. (a)                   1,600                   84,700

Avid Technology, Inc. (a)         1,600                   28,100

BMC Industries, Inc.              900                     4,950

C-COR.net Corp. (a)               2,800                   125,213

California Amplifier, Inc. (a)    1,800                   81,225

Comtech Telecommunications        2,300                   51,750
Corp. (a)

Cymer, Inc. (a)                   2,800                   153,650

Data Critical Corp.               2,500                   98,750

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Electric Fuel Corp. (a)           4,300                  $ 86,000

Emerson Electric Co.              27,843                  1,268,597

Energy Conversion Devices,        3,000                   67,125
Inc. (a)

FuelCell Energy, Inc.             600                     44,850

General Electric Co.              176,328                 23,308,358

Genlyte Group, Inc. (a)           300                     6,000

Gentner Communications Corp.      2,600                   60,938
(a)

Glenayre Technologies, Inc.       7,900                   157,013
(a)

Global Technologies Ltd. (a)      2,200                   41,800

Harris Corp.                      6,600                   210,375

Hubbell, Inc. Class B             3,100                   75,369

IEC Electronics Corp. (a)         100                     313

L-3 Communications Holdings,      2,900                   123,431
Inc. (a)

Littelfuse, Inc. (a)              800                     23,900

Loral Space & Communications      8,700                   131,044
Ltd. (a)

MagneTek, Inc. (a)                6,100                   52,613

Ortel Corp. (a)                   500                     90,500

Pinnacle Systems (a)              2,500                   125,313

Plug Power, Inc.                  3,000                   352,313

Powerwave Technologies, Inc.      800                     127,900
(a)

Rofin Sinar Technologies,         300                     4,088
Inc. (a)

Roper Industries, Inc.            800                     21,800

Satcon Technology Corp. (a)       2,300                   75,325

Scientific-Atlanta, Inc.          3,500                   359,406

Sensormatic Electronics Corp.     6,400                   121,600
(a)

SLI, Inc.                         5,250                   63,984

Socket Communications, Inc.       2,900                   92,438
(a)

SonicWALL, Inc.                   2,300                   208,150

Spectra Physics Lasers, Inc.      1,900                   132,050
(a)

Spectrian Corp. (a)               800                     18,400

Spectrum Control, Inc. (a)        4,600                   71,588

Teledyne Technologies, Inc.       6,300                   54,731
(a)

Teleflex, Inc.                    1,100                   31,075

Telular Corp. (a)                 2,500                   68,125

Thomas & Betts Corp.              4,400                   98,725

TrueTime, Inc.                    3,100                   40,300

ViaSat, Inc. (a)                  1,300                   101,400

ViewCast.com, Inc. (a)            3,200                   18,200

W.W. Grainger, Inc.               7,600                   325,375

Zoltek Companies, Inc. (a)        800                     8,500

                                                          29,833,670

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

AGCO Corp.                        4,000                   44,000

Allied Products Corp.             800                     2,650

Applied Industrial                700                     12,688
Technologies, Inc.

Applied Power, Inc. Class A       2,500                   60,469

Astec Industries, Inc. (a)        1,000                   26,625

Asyst Technologies, Inc. (a)      2,800                   128,450

BOLDER Technologies Corp. (a)     400                     4,025

Briggs & Stratton Corp.           800                     26,750

Brooks Automation, Inc. (a)       400                     28,900



                                 SHARES                  VALUE (NOTE 1)

Caterpillar, Inc.                 23,200                 $ 813,450

Cooper Industries, Inc.           5,900                   178,475

CUNO, Inc. (a)                    400                     9,750

Deere & Co.                       12,100                  432,575

Dover Corp.                       14,000                  539,875

DT Industries, Inc.               300                     3,863

Exide Corp.                       1,000                   10,125

Flow International Corp. (a)      600                     7,088

FSI International, Inc. (a)       4,300                   84,119

Harnischfeger Industries,         14,500                  10,875
Inc.

Hirsch International Corp.        900                     1,125
Class A (a)

Hughes Supply, Inc.               600                     10,725

Ibis Technology Corp. (a)         1,000                   77,000

Illinois Tool Works, Inc.         18,828                  973,172

Ingersoll-Rand Co.                12,100                  463,581

Ionics, Inc. (a)                  500                     14,250

ITT Industries, Inc.              4,000                   97,000

JLG Industries, Inc.              2,200                   19,800

JLK Direct Distrution, Inc.       300                     3,281
Class A (a)

Kaydon Corp.                      900                     20,700

Kennametal, Inc.                  2,300                   53,475

Manitowoc Co., Inc.               750                     20,203

Mark IV Industries, Inc.          2,500                   50,000

Mattson Technology, Inc. (a)      2,600                   106,600

Milacron, Inc.                    600                     8,325

MSC Industrial Direct, Inc.       2,700                   42,188
(a)

Nordson Corp.                     600                     23,250

Pall Corp.                        3,700                   73,075

Parker-Hannifin Corp.             9,000                   326,250

PRI Automation, Inc. (a)          1,700                   135,788

Robotic Vision Systems, Inc.      5,700                   99,750
(a)

Semitool, Inc. (a)                2,800                   117,600

SpeedFam-IPEC, Inc. (a)           3,942                   113,579

Stewart & Stevenson Services,     1,000                   9,813
Inc.

Tenneco Automotive, Inc.          6,460                   47,643

Terex Corp. (a)                   2,300                   27,313

The Stanley Works                 2,400                   55,200

Timken Co.                        1,300                   18,606

UCAR International, Inc. (a)      2,400                   36,600

Ultratech Stepper, Inc. (a)       1,000                   17,500

Valmont Industries, Inc.          700                     10,588

Varian Semiconductor              3,500                   203,438
Equipment Associates, Inc.
(a)

Veeco Instruments, Inc. (a)       1,900                   156,038

                                                          5,858,208

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     3,325                   18,703
(a)

Aquagenix, Inc. (a)               100                     1

Casella Waste Systems, Inc.       1,253                   8,575
Class A (a)

Flanders Corp. (a)                300                     975

Kaiser Group International,       300                     169
Inc. (a)

Ogden Corp.                       1,500                   17,063

Republic Services, Inc. Class     7,100                   77,213
A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

Safety-Kleen Corp. (a)            2,560                  $ 12,480

Tetra Tech, Inc. (a)              6,325                   158,520

U.S. Plastic Lumber Co. (a)       6,700                   53,600

Waste Connections, Inc. (a)       5,100                   54,188

Waste Management, Inc.            42,252                  633,780

                                                          1,035,267

TOTAL INDUSTRIAL MACHINERY &                              36,727,145
EQUIPMENT

MEDIA & LEISURE - 5.5%

BROADCASTING - 2.9%

5th Avenue Channel Corp. (a)      700                     5,250

Adelphia Communications Corp.     4,402                   241,835
 Class A (a)

American Tower Corp. Class A      6,100                   300,425
(a)

AMFM, Inc. (a)                    8,189                   502,600

Ascent Entertainment Group,       4,500                   68,344
Inc. (a)

BHC Communications, Inc.          600                     95,700
Class A

Cablevision Systems Corp.         8,600                   552,013
Class A (a)

CAIS Internet, Inc.               2,400                   91,800

CBS Corp. (a)                     41,121                  2,449,270

Charter Communications, Inc.      8,400                   147,525

Chris-Craft Industries, Inc.      2,730                   179,668

Citadel Communications Corp.      2,200                   74,525
(a)

Classic Communications, Inc.      2,400                   51,600
Class A

Clear Channel Communications,     15,939                  1,061,936
Inc. (a)

Comcast Corp. Class A             46,600                  1,980,500
(special)

Cox Communications, Inc.          34,101                  1,549,464
Class A (a)

Cox Radio, Inc. Class A (a)       800                     64,000

CTC Communications Group,         2,000                   150,000
Inc. (a)

Cumulus Media, Inc. (a)           2,300                   68,713

E.W. Scripps Co. Class A          2,100                   90,563

EchoStar Communications Corp.     5,000                   570,000
 Class A (a)

Emmis Communications Corp.        3,600                   131,400
Class A (a)

Hearst-Argyle Television,         1,527                   31,781
Inc. (a)

Hispanic Broadcasting Corp.       3,900                   364,406
(a)

Impsat Fiber Networks, Inc.       5,020                   184,171

Infinity Broadcasting Corp.       16,793                  536,326
Class A (a)

Insight Communications, Inc.      4,700                   98,113

Jones Intercable, Inc. Class      3,900                   228,394
A (a)

Mediacom Communications Corp.     3,350                   57,159

MediaOne Group, Inc. (a)          34,300                  2,692,550

Metro One Telecommunications,     3,500                   52,500
Inc. (a)

Metromedia International          2,200                   15,125
Group, Inc. (a)

Netro Corp.                       3,600                   153,450

New Frontier Media, Inc. (a)      5,100                   42,394

NorthPoint Communication          4,300                   97,556
Holdings, Inc.

NTL, Inc. (a)                     7,750                   709,125

PanAmSat Corp. (a)                3,400                   165,963



                                 SHARES                  VALUE (NOTE 1)

Paxson Communications Corp.       2,900                  $ 29,725
(a)

Pegasus Communications Corp.      1,600                   198,400
(a)

Radio One, Inc.                   1,800                   118,350

Radio Unica Communications        2,900                   40,781
Corp.

Sinclair Broadcast Group,         7,100                   67,450
Inc.  Class A (a)

Sirius Satellite Radio, Inc.      2,200                   134,200
(a)

Spanish Broadcasting System,      3,500                   66,938
Inc.  Class A

Spectrasite Holdings, Inc. (a)    3,800                   95,238

SpeedUs.com (a)                   5,900                   121,319

TCI Satellite Entertainment,      5,500                   69,438
Inc.  Class A (a)

Telscape International, Inc.      3,700                   52,725
(a)

Time Warner, Inc.                 68,800                  5,882,400

TV Guide, Inc. (a)                6,400                   301,600

UnitedGlobalCom, Inc. (a)         3,400                   355,300

Univision Communications,         6,500                   662,188
Inc.  Class A (a)

US Wireless Corp. (a)             2,200                   67,375

USA Networks, Inc. (a)            18,624                  417,876

ValueVision International,        3,100                   155,000
Inc. (a)

Westwood One, Inc. (a)            1,500                   100,219

Xm Satellite Radio Holdings,      3,000                   119,813
Inc. Class A

Young Broadcasting, Inc.          2,200                   53,075
Class A (a)

YouthStream Media Networks,       1,300                   24,863
Inc. (a)

                                                          24,990,417

ENTERTAINMENT - 1.1%

Alliance Gaming Corp. (a)         28                      80

American Bingo & Gaming Corp.     2,100                   2,100
(a)

American Classic Voyages Co.      500                     11,875
(a)

American Coin Merchandising,      100                     281
Inc. (a)

AMF Bowling, Inc. (a)             2,000                   6,500

Bally Total Fitness Holding       700                     18,813
Corp. (a)

Brilliant Digital                 500                     3,500
Entertainment, Inc. (a)

Carmike Cinemas, Inc. Class A     200                     1,563
(a)

Carnival Corp.                    36,000                  1,037,250

Cedar Fair LP (depository         100                     1,844
unit)

Family Golf Centers, Inc. (a)     2,700                   3,375

Fox Entertainment Group, Inc.     14,600                  384,163
Class A

Hollywood Entertainment Corp.     5,900                   60,106
(a)

Image Entertainment, Inc. (a)     700                     3,456

International Speedway Corp.      1,300                   57,525
Class A

Kushner Locke Co. (a)             6,400                   29,000

Laser-Pacific Media Corp. (a)     2,700                   32,400

Mandalay Resort Group (a)         5,000                   70,313

Metro-Goldwyn-Mayer, Inc. (a)     6,600                   157,575

MGM Grand, Inc.                   9,602                   190,840

Park Place Entertainment          27,800                  314,488
Corp. (a)

Pixar (a)                         4,500                   157,500

Platinum Entertainment, Inc.      500                     1,625
(a)

Premier Parks, Inc. (a)           4,300                   87,075

Rentrak Corp. (a)                 600                     3,375

SFX Entertainment, Inc. Class     1,500                   57,750
A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - CONTINUED

Speedway Motorsports, Inc. (a)    1,200                  $ 36,750

Ticketmaster Online               2,000                   69,781
CitySearch, Inc. (a)

Venture Catalyst, Inc. (a)        2,700                   34,425

Viacom, Inc. Class B              41,000                  2,285,750
(non-vtg.) (a)

Walt Disney Co.                   113,300                 3,795,550

World Wrestling Federation        3,400                   44,200
Entertainment, Inc. Class A

Zomax, Inc. (a)                   1,800                   88,088

                                                          9,048,916

LEISURE DURABLES & TOYS - 0.2%

Adams Golf, Inc. (a)              400                     725

Arctic Cat, Inc.                  1,000                   10,125

Brunswick Corp.                   2,700                   47,756

Callaway Golf Co.                 3,900                   46,800

Champion Enterprises, Inc. (a)    1,500                   9,469

Coachmen Industries, Inc.         300                     3,600

Equity Marketing, Inc. (a)        2,400                   24,300

Harley-Davidson, Inc.             10,000                  681,250

Hasbro, Inc.                      11,050                  174,038

JAKKS Pacific, Inc. (a)           3,450                   56,925

K2, Inc.                          700                     4,944

Mattel, Inc.                      18,016                  173,404

National R.V. Holdings, Inc.      300                     3,900
(a)

Play By Play Toys &               6,500                   15,438
Novelties, Inc. (a)

Polaris Industries, Inc.          900                     27,563

Rawlings Sporting Goods, Inc.     4,400                   26,400
(a)

Silicon Gaming, Inc. (a)          100                     38

T-HQ, Inc. (a)                    2,400                   48,450

Toymax International, Inc. (a)    4,000                   15,000

West Marine, Inc. (a)             600                     5,175

Winnebago Industries, Inc.        3,100                   66,263

                                                          1,441,563

LODGING & GAMING - 0.2%

Anchor Gaming (a)                 800                     33,300

Aztar Corp. (a)                   400                     3,800

Boca Resorts, Inc. Class A (a)    100                     900

Boyd Gaming Corp. (a)             300                     1,556

Championship Auto Racing          1,900                   38,000
Teams, Inc. (a)

Churchill Downs, Inc.             2,200                   48,813

Extended Stay America, Inc.       2,800                   18,200
(a)

Gtech Holdings Corp. (a)          1,200                   24,000

Harrah's Entertainment, Inc.      1,900                   36,338
(a)

Hilton Hotels Corp.               18,237                  127,659

International Game Technology     4,050                   72,141

Interstate Hotels Corp. (a)       127                     397

Lodgian, Inc. (a)                 300                     1,200

Marriott International, Inc.      17,500                  482,344
Class A

Mirage Resorts, Inc. (a)          18,900                  300,038

Prime Hospitality Corp. (a)       1,900                   16,150



                                 SHARES                  VALUE (NOTE 1)

Starwood Hotels & Resorts         15,356                 $ 344,550
Worldwide, Inc. unit

Station Casinos, Inc. (a)         1,000                   19,625

Suburban Lodges of America,       200                     1,100
Inc. (a)

Sunterra Corp. (a)                500                     1,313

Trump Hotels & Casino             700                     2,188
Resorts, Inc. (a)

U.S. Franchise Systems, Inc.      6,700                   34,756
Class A (a)

WMS Industries, Inc. (a)          1,300                   14,788

                                                          1,623,156

PUBLISHING - 0.6%

A.H. Belo Corp. Class A           3,200                   41,200

American Greetings Corp.          3,100                   53,475
Class A

Applied Graphics                  860                     3,655
Technologies, Inc. (a)

Banta Corp.                       1,200                   21,900

Central Newspapers, Inc.          800                     22,850
Class A

Dow Jones & Co., Inc.             5,400                   336,825

Gannet Co., Inc.                  17,800                  1,160,338

Gibson Greetings, Inc. (a)        4,000                   32,250

Harcourt General, Inc.            6,700                   230,731

Harte Hanks Communications,       1,200                   26,175
Inc.

Hollinger International, Inc.     6,900                   83,231
Class A

Houghton Mifflin Co.              900                     35,831

John Wiley & Sons, Inc. Class     1,800                   25,650
A

Journal Register Co. (a)          300                     4,125

Knight-Ridder, Inc.               8,000                   375,000

Lee Enterprises, Inc.             1,300                   27,056

Martha Stewart Living             2,300                   59,081
Omnimedia, Inc. Class A

McGraw-Hill Companies, Inc.       14,200                  722,425

Meredith Corp.                    1,500                   42,938

Penton Media, Inc.                3,000                   78,750

PRIMEDIA, Inc. (a)                3,200                   59,400

Reader's Digest Association,      3,000                   103,125
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              2,300                   119,169

The McClatchy Co. Class A         1,300                   44,931

The New York Times Co. Class A    12,300                  519,675

Times Mirror Co. Class A          4,100                   209,100

Topps Co., Inc. (a)               6,000                   45,000

Tribune Co.                       16,500                  642,469

Washington Post Co. Class B       487                     237,534

Ziff-Davis, Inc. - ZD (a)         3,000                   57,000

                                                          5,420,889

RESTAURANTS - 0.5%

Applebee's International,         4,400                   123,887
Inc.

Avado Brands, Inc.                800                     3,475

Bob Evans Farms, Inc.             4,800                   65,100

Boston Chicken, Inc. (a)          400                     44

Brinker International, Inc.       5,000                   108,750
(a)

Buca, Inc.                        4,700                   66,388

Buffets, Inc. (a)                 4,700                   40,831

CBRL Group, Inc.                  9,500                   87,875

CEC Entertainment, Inc. (a)       750                     17,063

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Cheesecake Factory, Inc. (a)      1,250                  $ 37,188

CKE Restaurants, Inc.             1,711                   10,908

Darden Restaurants, Inc.          4,000                   52,750

Dave & Busters, Inc. (a)          1,700                   10,944

Einstein/Noah Bagel Corp. (a)     100                     53

Fine Host Corp. (a)               500                     150

Garden Fresh Restaurant Corp.     2,900                   32,988
(a)

Jack in the Box, Inc. (a)         1,200                   24,075

Landry's Seafood Restaurants,     1,500                   10,594
Inc. (a)

Lone Star Steakhouse &            7,800                   69,225
Saloon, Inc. (a)

McDonald's Corp.                  77,500                  2,446,094

Morrison Management               2,800                   62,650
Specialists, Inc.

O'Charleys, Inc. (a)              150                     1,688

Outback Steakhouse, Inc. (a)      2,200                   57,475

P.F. Chang's China Bistro,        3,700                   111,231
Inc. (a)

Papa John's International,        4,700                   112,800
Inc. (a)

Planet Hollywood                  500                     35
International, Inc.  Class A
(a)

PopMail.com, Inc. (a)             7,200                   35,550

Prandium, Inc. (a)                1,100                   369

Rainforest Cafe, Inc. (a)         1,350                   5,400

Rare Hospitality                  1,700                   32,088
International, Inc. (a)

Rubio's Restaurants, Inc.         7,800                   54,478

Ryan's Family Steak Houses,       1,200                   11,475
Inc. (a)

Schlotzskys, Inc. (a)             100                     738

Sodexho Marriott Services,        3,800                   42,275
Inc.

Sonic Corp. (a)                   3,150                   76,388

Starbucks Corp. (a)               7,800                   273,975

Taco Cabana, Inc. Class A (a)     5,200                   31,200

Tricon Global Restaurants,        11,600                  308,850
Inc. (a)

Wendy's International, Inc.       5,000                   78,750

                                                          4,505,797

TOTAL MEDIA & LEISURE                                     47,030,738

NONDURABLES - 4.1%

AGRICULTURE - 0.0%

Delta & Pine Land Co.             1,100                   19,731

Northland Cranberries, Inc.       200                     1,306
Class A

                                                          21,037

BEVERAGES - 1.3%

Adolph Coors Co. Class B          1,000                   43,875

Anheuser-Busch Companies,         28,100                  1,801,913
Inc.

Beringer Wine Estates             1,300                   46,881
Holdings, Inc. Class B (a)

Brown-Forman Corp. Class B        1,400                   66,675

Canandaigua Brands, Inc.          2,000                   98,000
Class A (a)

Celestial Seasonings, Inc. (a)    200                     5,200

Coca-Cola Enterprises, Inc.       18,700                  437,113

M&F Worldwide Corp. (a)           100                     488

Pepsi Bottling Group, Inc.        9,700                   162,475



                                 SHARES                  VALUE (NOTE 1)

PepsiCo, Inc.                     79,300                 $ 2,557,425

Robert Mondavi Corp. Class A      500                     18,313
(a)

The Coca-Cola Co.                 132,100                 6,398,594

Whitman Corp.                     2,300                   28,750

                                                          11,665,702

FOODS - 1.1%

Agribrands International,         240                     8,775
Inc. (a)

American Italian Pasta Co.        500                     11,406
Class A (a)

Archer-Daniels-Midland Co.        31,161                  313,558

Ben & Jerry's Homemade, Inc.      2,000                   52,500
Class A (a)

Bestfoods                         18,700                  784,231

Campbell Soup Co.                 17,700                  502,238

Chiquita Brands                   800                     3,550
International, Inc.

ConAgra, Inc.                     24,300                  397,913

Corn Products International,      2,600                   61,263
Inc.

Dean Foods Co.                    2,600                   70,525

Dole Food Co., Inc.               1,900                   29,213

Earthgrains Co.                   3,100                   46,500

Flowers Industries, Inc.          7,200                   93,150

Gardenburger, Inc. (a)            400                     2,250

General Mills, Inc.               20,600                  678,513

Gum Tech International, Inc.      3,500                   77,219
(a)

H.J. Heinz Co.                    20,900                  667,494

Hershey Foods Corp.               11,300                  496,494

Hormel Foods Corp.                4,200                   70,088

IBP, Inc.                         5,800                   72,500

International Home Foods,         9,200                   155,825
Inc. (a)

International Multifoods          600                     6,563
Corp.

Interstate Bakeries Corp.         5,100                   58,331

Keebler Foods Co. (a)             4,800                   121,800

Kellogg Co.                       16,300                  412,594

Lancaster Colony Corp.            3,850                   114,538

Lance, Inc.                       800                     8,200

McCormick & Co., Inc.             4,100                   112,238
(non-vtg.)

Michael Foods, Inc.               700                     15,313

Nabisco Group Holdings Corp.      30,400                  262,200

Nabisco Holdings Corp. Class A    4,800                   140,400

Quaker Oats Co.                   7,000                   377,563

Ralcorp Holdings, Inc.            880                     13,145

Ralston Purina Co.                21,300                  603,056

Sara Lee Corp.                    59,200                  888,000

Smithfield Foods, Inc. (a)        1,400                   21,700

Suiza Foods Corp. (a)             3,600                   140,850

Sysco Corp.                       18,900                  620,156

Tyson Foods, Inc.                 6,600                   68,063

Universal Foods Corp.             4,000                   72,250

Vlasic Foods International,       1,550                   4,359
Inc. (a)

Wm. Wrigley Jr. Co.               8,400                   568,050

                                                          9,224,574

HOUSEHOLD PRODUCTS - 1.4%

Aptargroup, Inc.                  1,000                   23,938

Avon Products, Inc.               11,200                  303,100

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

BioShield Technologies, Inc.      2,000                  $ 46,000
(a)

Block Drug Co., Inc. Class A      618                     20,317

Brady Corp. Class A               700                     18,988

Clorox Co.                        10,158                  410,764

Colgate-Palmolive Co.             33,300                  1,737,844

Dial Corp.                        3,100                   44,563

Enamelon, Inc. (a)                200                     325

Estee Lauder Companies, Inc.      6,100                   264,588

French Fragrances, Inc. (a)       400                     3,350

Gillette Co.                      59,300                  2,090,325

International Flavors &           3,900                   117,000
Fragrances, Inc.

Procter & Gamble Co.              73,900                  6,503,200

Racing Champions Corp. (a)        4,500                   14,625

Revlon, Inc. Class A (a)          7,700                   60,156

Ultralife Batteries, Inc. (a)     600                     7,838

USA Detergents, Inc. (a)          5,500                   12,719

Windmere-Durable Holdings,        700                     10,500
Inc. (a)

York Group, Inc.                  400                     1,750

                                                          11,691,890

TOBACCO - 0.3%

DIMON, Inc.                       1,100                   2,681

General Cigar Holdings, Inc.      300                     4,444
Class A (a)

Philip Morris Companies, Inc.     118,700                 2,381,419

RJ Reynolds Tobacco Holdings,     12,600                  226,800
Inc.

Schweitzer-Mauduit                500                     6,813
International, Inc.

Universal Corp.                   3,200                   52,400

UST, Inc.                         11,700                  225,956

                                                          2,900,513

TOTAL NONDURABLES                                         35,503,716

PRECIOUS METALS - 0.1%

Battle Mountain Gold Co. (a)      18,000                  38,250

Coeur d'Alene Mines Corp. (a)     9,400                   31,725

Echo Bay Mines Ltd. (a)           5,300                   7,130

Homestake Mining Co.              31,100                  202,150

Meridian Gold, Inc. (a)           10,100                  61,662

Newmont Mining Corp.              14,645                  324,021

Stillwater Mining Co. (a)         1,100                   40,838

                                                          705,776

RETAIL & WHOLESALE - 4.9%

APPAREL STORES - 0.5%

Abercrombie & Fitch Co. Class     4,374                   64,243
A (a)

American Eagle Outfitters,        2,000                   51,000
Inc. (a)

AnnTaylor Stores Corp. (a)        3,600                   68,625

Cato Corp. Class A                800                     8,000

Charming Shoppes, Inc. (a)        9,300                   55,800

Chicos Fas, Inc. (a)              600                     7,575

Claire's Stores, Inc.             4,900                   85,444



                                 SHARES                  VALUE (NOTE 1)

Dress Barn, Inc. (a)              1,000                  $ 14,500

Factory 2-U Stores, Inc. (a)      1,500                   36,375

Footstar, Inc. (a)                900                     22,219

Gap, Inc.                         46,525                  2,247,739

Goody's Family Clothing (a)       1,100                   7,700

Gymboree Corp. (a)                900                     4,219

Hibbett Sporting Goods, Inc.      2,200                   35,063
(a)

iTurf, Inc.                       3,600                   39,600

Just for Feet, Inc. (a)           6,200                   581

Paul Harris Stores, Inc. (a)      100                     431

Payless ShoeSource, Inc. (a)      1,800                   71,100

Ross Stores, Inc.                 11,100                  160,950

Stage Stores, Inc. (a)            700                     875

Talbots, Inc.                     900                     32,569

The Childrens Place Retail        3,500                   41,344
Stores, Inc. (a)

The Limited, Inc.                 10,976                  373,184

The Men's Wearhouse, Inc. (a)     3,300                   76,622

TJX Companies, Inc.               13,800                  219,938

Too, Inc. (a)                     825                     19,800

United Stationers, Inc. (a)       4,000                   107,500

Venator Group, Inc. (a)           4,100                   23,319

Wet Seal, Inc. Class A (a)        1,700                   17,531

                                                          3,893,846

APPLIANCE STORES - 0.0%

Cellstar Corp. (a)                8,600                   82,506

DRUG STORES - 0.3%

CVS Corp.                         18,086                  633,010

Duane Reade, Inc. (a)             3,300                   78,994

E Com Ventures, Inc. (a)          1,300                   8,734

Longs Drug Stores Corp.           1,100                   20,419

Rite Aid Corp.                    15,500                  106,563

Walgreen Co.                      59,700                  1,541,006

                                                          2,388,726

GENERAL MERCHANDISE STORES -
2.1%

99 Cents Only Stores (a)          874                     21,905

Ames Department Stores, Inc.      3,600                   50,850
(a)

BJ's Wholesale Club, Inc. (a)     6,600                   204,600

Bradlees, Inc. (a)                2,500                   18,125

Consolidated Stores Corp. (a)     3,094                   34,808

Cost Plus, Inc. (a)               2,925                   54,295

Costco Wholesale Corp. (a)        21,000                  1,042,125

Dillards, Inc. Class A            10,600                  184,175

Dollar General Corp.              9,881                   206,883

Dollar Tree Stores, Inc. (a)      5,850                   227,053

Elder Beerman Stores Corp. (a)    500                     3,188

Family Dollar Stores, Inc.        4,900                   85,138

Federated Department Stores,      13,800                  506,288
Inc. (a)

Hot Topic, Inc. (a)               2,400                   40,800

JCPenney Co., Inc.                18,269                  287,737

Kmart Corp. (a)                   24,400                  215,025

Kohls Corp. (a)                   10,100                  765,706

Michaels Stores, Inc. (a)         3,700                   100,363

Neiman Marcus Group, Inc. (a)     1,400                   29,838

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Nordstrom, Inc.                   4,000                  $ 85,250

Party City Corp. (a)              450                     1,115

Saks, Inc. (a)                    8,831                   101,557

Sears, Roebuck & Co.              18,800                  518,175

Shopko Stores, Inc. (a)           2,700                   44,888

Stein Mart, Inc. (a)              1,300                   5,606

Target Corp.                      23,100                  1,362,900

The May Department Stores Co.     24,800                  649,450

Wal-Mart Stores, Inc.             238,500                 11,611,969

                                                          18,459,812

GROCERY STORES - 0.4%

Albertson's, Inc.                 27,859                  682,546

Central Garden & Pet Co. (a)      5,600                   53,900

Delhaize America, Inc.            5,800                   97,150

Fleming Companies, Inc.           4,800                   74,100

Great Atlantic & Pacific Tea,     1,200                   28,125
Inc.

Hain Food Group, Inc. (a)         100                     3,675

Hannaford Brothers Co.            4,300                   306,375

Kroger Co. (a)                    48,180                  716,678

Performance Food Group Co. (a)    2,200                   52,250

Safeway, Inc. (a)                 30,900                  1,191,581

SUPERVALU, Inc.                   7,944                   136,538

U.S. Foodservice (a)              2,954                   52,249

United Natural Foods, Inc. (a)    4,700                   48,469

VitaminShoppe.com, Inc.           5,200                   32,175

Whole Foods Market, Inc. (a)      3,100                   117,703

Wild Oats Markets, Inc. (a)       3,775                   70,781

Winn-Dixie Stores, Inc.           8,700                   140,288

                                                          3,804,583

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

1-800-FLOWERS.COM, Inc. Class     4,700                   43,181
A

Action Performance Companies,     4,700                   42,594
Inc. (a)

AgriBioTech, Inc. (a)             1,000                   211

Alberto-Culver Co. Class B        300                     6,413

Alloy Online, Inc.                3,300                   64,350

Ashford.com, Inc.                 4,000                   30,500

Barnes & Noble, Inc. (a)          1,300                   22,425

Bed Bath & Beyond, Inc. (a)       6,000                   170,250

Best Buy Co., Inc. (a)            9,500                   516,563

Beyond.com Corp. (a)              5,100                   26,616

Blue Rhino Corp. (a)              5,100                   66,938

Boise Cascade Office Products     1,800                   26,775
Corp. (a)

Books-A-Million, Inc. (a)         4,400                   30,938

Borders Group, Inc. (a)           2,300                   28,319

Cannondale Corp. (a)              100                     763

CDnow, Inc. (a)                   864                     6,912

Chemdex Corp.                     1,400                   314,825

Circuit City Stores, Inc. -       8,600                   347,225
Circuit City Group

Cole National Corp. Class A       500                     3,156



                                 SHARES                  VALUE (NOTE 1)

Creative Computers, Inc. (a)      500                    $ 5,875

Cyberian Outpost, Inc. (a)        4,000                   35,250

CyberShop International, Inc.     4,900                   19,294
(a)

Daisytek International Corp.      3,200                   73,400
(a)

dELiA*s, Inc. (a)                 4,500                   28,688

Drugstore.com, Inc.               2,900                   55,100

E4L, Inc. (a)                     100                     225

Egghead.com, Inc. (a)             4,708                   43,255

Elcom International, Inc. (a)     2,200                   51,563

eToys, Inc.                       4,000                   56,250

Fatbrain.com, Inc. (a)            1,900                   33,725

Finish Line, Inc. Class A (a)     1,500                   9,000

Friedmans, Inc. Class A           600                     3,488

FTD.com, Inc. Class A             9,400                   36,425

Gadzooks, Inc. (a)                500                     7,969

Genesis Direct, Inc. (a)          3,000                   45

Good Guys, Inc. (a)               4,600                   26,450

Guitar Center, Inc. (a)           2,300                   21,275

Handleman Co. (a)                 1,200                   12,450

Hollywood.com, Inc. (a)           1,200                   18,600

Home Depot, Inc.                  122,400                 7,076,250

IKON Office Solutions, Inc.       3,200                   22,400

ImaginOn, Inc. (a)                1,500                   4,547

Intimate Brands, Inc. Class A     11,260                  368,061

J. Jill Group, Inc. (a)           5,100                   17,850

K-Tel International, Inc. (a)     4,100                   22,550

Lowe's Companies, Inc.            23,432                  1,115,949

MediaBay, Inc. (a)                800                     8,600

MotherNature.com, Inc.            7,900                   42,956

Multiple Zones International,     4,100                   26,650
Inc. (a)

Navarre Corp. (a)                 5,900                   30,791

Newpark Resources, Inc. (a)       2,100                   16,406

Office Depot, Inc. (a)            18,900                  230,344

Officemax, Inc. (a)               7,000                   49,438

PC Connection, Inc.               1,500                   39,469

PEAPOD, Inc. (a)                  3,600                   29,925

PETCO Animal Supplies, Inc.       700                     7,525
(a)

Pets.com, Inc.                    1,450                   10,150

PETsMART, Inc. (a)                14,700                  48,694

Pier 1 Imports, Inc.              2,750                   24,063

Rex Stores Corp. (a)              1,500                   25,781

RoweCom, Inc.                     1,500                   37,688

School Specialty, Inc. (a)        1,200                   20,700

Sharper Image Corp. (a)           1,100                   9,900

Shop At Home, Inc. (a)            5,200                   57,200

SkyMall, Inc. (a)                 700                     5,644

Spiegel, Inc. Class A (a)         12,000                  86,250

Staples, Inc. (a)                 20,775                  560,925

Sterling Vision, Inc. (a)         6,500                   77,797

Streamline.com, Inc.              4,200                   32,288

Sunglass Hut International,       1,400                   11,988
Inc. (a)

Tandy Corp.                       8,440                   321,248

The Sports Authority, Inc. (a)    1,300                   2,681

Tiffany & Co., Inc.               4,600                   295,263

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Toys 'R' Us, Inc. (a)             21,100                 $ 261,113

Tweeter Home Entertainment        2,600                   79,625
Group, Inc. (a)

U.S. Office Products Co. (a)      1,363                   3,748

U.S.A. Floral Products, Inc.      1,000                   1,688
(a)

UBid, Inc. (a)                    2,353                   77,796

Valley Media, Inc.                3,000                   18,000

Value America, Inc.               8,000                   33,000

Williams-Sonoma, Inc. (a)         1,600                   49,500

Wilmar Industries, Inc. (a)       2,900                   48,938

Zale Corp. (a)                    4,300                   161,788

                                                          13,760,448

TOTAL RETAIL & WHOLESALE                                  42,389,921

SERVICES - 1.3%

ADVERTISING - 0.5%

Ackerley Group, Inc.              700                     8,969

ADVO, Inc. (a)                    4,100                   113,775

Andover.Net, Inc.                 1,900                   75,763

Cybergold, Inc.                   3,400                   68,000

DoubleClick, Inc. (a)             5,432                   482,429

Egreetings Network, Inc.          5,800                   32,806

Fogdog, Inc.                      6,400                   58,800

Getty Images, Inc. (a)            3,600                   185,175

HA-LO Industries, Inc. (a)        1,250                   13,281

Interep National Radio Sales,     2,900                   29,000
Inc.  Class A

Internet Capital Group, Inc.      700                     74,025

Interpublic Group of              18,500                  743,469
Companies, Inc.

Lamar Advertising Co. Class A     5,650                   246,128
(a)

Leapnet, Inc. (a)                 6,000                   42,750

Lifeminders.com, Inc.             1,900                   100,938

Mediaplex, Inc.                   1,500                   125,250

Newgen Results Corp.              3,400                   51,000

Omnicom Group, Inc.               11,700                  1,101,994

TMP Worldwide, Inc. (a)           1,500                   203,906

Young & Rubicam, Inc.             5,600                   282,800

                                                          4,040,258

EDUCATIONAL SERVICES - 0.1%

Apollo Group, Inc. Class A (a)    7,950                   181,359

Devry, Inc. (a)                   2,000                   36,125

Edison Schools, Inc.              5,000                   65,000

Education Management Corp. (a)    2,600                   33,800

Educational Video                 2,100                   64,050
Conferencing, Inc.

ITT Educational Services,         2,900                   34,800
Inc. (a)

Prosoft Training.Com (a)          4,200                   71,400

SkillSoft Corp. (a)               690                     12,291

Strayer Education, Inc.           1,700                   44,944

                                                          543,769



                                 SHARES                  VALUE (NOTE 1)

LEASING & RENTAL - 0.0%

AMERCO (a)                        700                    $ 11,988

Avis Rent A Car, Inc. (a)         4,100                   59,706

Blockbuster, Inc. Class A         6,200                   84,863

Budget Group, Inc. Class A (a)    1,400                   8,225

Central Parking Corp.             2,200                   32,588

Dollar Thrifty Automotive         700                     9,188
Group, Inc. (a)

GATX Corp.                        1,400                   43,575

Hertz Corp. Class A               3,500                   125,344

Laser Vision Centers, Inc. (a)    4,800                   49,800

Mitcham Industries, Inc. (a)      700                     3,063

Neff Corp. (a)                    2,100                   15,094

Rent-A-Center, Inc. (a)           3,000                   45,000

Rent-Way, Inc. (a)                770                     13,090

Ryder System, Inc.                8,100                   150,863

United Rentals, Inc. (a)          5,100                   79,688

                                                          732,075

PRINTING - 0.0%

Bowne & Co., Inc.                 1,100                   13,131

Consolidated Graphics, Inc.       2,700                   36,956
(a)

Cyrk, Inc. (a)                    5,700                   55,219

Deluxe Corp.                      3,200                   75,000

John H. Harland Co.               800                     12,350

Paxar Corp. (a)                   1,500                   14,906

R.R. Donnelley & Sons Co.         3,800                   72,675

Reynolds & Reynolds Co. Class     2,300                   63,538
A

Valassis Communications, Inc.     5,700                   157,819
(a)

Wallace Computer Services,        1,200                   12,525
Inc.

                                                          514,119

SERVICES - 0.7%

ABM Industries, Inc.              600                     15,113

ACNielsen Corp. (a)               2,200                   37,263

ALPNET, Inc. (a)                  9,400                   79,019

Alterra Healthcare Corp. (a)      500                     3,000

Analytical Surveys, Inc. (a)      200                     1,625

APAC Teleservices, Inc.           4,400                   34,925

Assisted Living Concepts,         400                     725
Inc. (a)

Billing Information Concepts      1,200                   7,050
Corp. (a)

Boron LePore & Associates,        600                     5,138
Inc. (a)

Braun Consulting, Inc.            1,700                   98,600

Bright Horizons Family            2,800                   47,250
Solutions, Inc. (a)

Brookdale Living Communities,     100                     1,338
Inc. (a)

Burns International Services      2,600                   28,438
Corp. (a)

Cadiz, Inc. (a)                   200                     2,438

Caremark Rx, Inc. (a)             6,000                   27,000

Caribiner International, Inc.     900                     2,813
(a)

Cash Technologies, Inc. (a)       3,400                   67,150

Catalina Marketing Corp. (a)      1,500                   127,688

CDI Corp. (a)                     600                     10,950

Cendant Corp. (a)                 35,110                  625,397

Century Business Services,        2,300                   7,834
Inc. (a)

CheckFree Holdings Corp. (a)      2,400                   211,050

Cintas Corp.                      8,941                   357,081

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Coinmach Laundry Corp. (a)        300                    $ 2,381

Computer Horizons Corp. (a)       900                     20,025

Convergys Corp. (a)               10,700                  411,950

Correctional Services Corp.       27                      108
(a)

CPI Corp.                         2,000                   49,250

Creditrust Corp. (a)              6,700                   52,553

Crestline Capital Corp. (a)       830                     15,044

Day Runner, Inc. (a)              300                     506

Diamond Technology Partners,      1,500                   102,563
Inc.  Class A (a)

Dun & Bradstreet Corp.            4,700                   123,081

Ecolab, Inc.                      9,600                   271,200

eGlobe, Inc. (a)                  6,600                   90,338

eLoyalty Corp.                    3,950                   120,722

Fonar Corp.                       200                     550

FreeMarkets, Inc.                 1,500                   261,281

FYI, Inc. (a)                     400                     11,900

G&K Services, Inc. Class A        4,500                   76,500

Gartner Group, Inc. Class B       900                     10,631
(a)

Greg Manning Auctions, Inc.       700                     12,906
(a)

H&R Block, Inc.                   4,600                   201,825

Headway Corporate Resources       300                     1,181
(a)

Interim Services, Inc. (a)        3,820                   95,261

Jostens, Inc.                     100                     2,406

Kelly Services, Inc. Class A      1,000                   24,063

Labor Ready, Inc. (a)             1,200                   9,975

Lason, Inc. (a)                   6,700                   57,159

Learning Tree International,      700                     18,638
Inc. (a)

Mace Security International,      2,200                   12,238
Inc. (a)

Manpower, Inc.                    3,400                   111,138

MapQuest.com, Inc.                3,800                   68,875

Marketing Services Group,         500                     13,250
Inc. (a)

Media Arts Group, Inc. (a)        200                     1,675

Media Metrix, Inc.                2,100                   73,763

MemberWorks, Inc. (a)             2,400                   194,100

Metamor Worldwide, Inc. (a)       3,800                   77,900

Modem Media . Poppe Tyson,        900                     71,438
Inc.

Modis Professional Services,      5,700                   89,775
Inc. (a)

National Processing, Inc. (a)     1,600                   14,100

National Service Industries,      1,200                   24,600
Inc.

Navigant Consulting, Inc. (a)     6,050                   58,231

NCO Group, Inc. (a)               3,400                   79,475

NewsEdge Corp. (a)                500                     3,281

Nextera Enterprises, Inc.         5,100                   51,000

NOVA Corp. (a)                    4,357                   100,483

Olsten Corp.                      2,500                   29,844

Per-Se Technologies, Inc. (a)     933                     7,347

Personnel Group of America,       900                     6,863
Inc. (a)

Plastic Surgery Co.               300                     1,163

Pre-Paid Legal Services, Inc.     600                     16,875
(a)

Precision Response Corp. (a)      100                     2,363



                                 SHARES                  VALUE (NOTE 1)

Probusiness Services, Inc. (a)    400                    $ 10,850

Profit Recovery Group             4,650                   86,025
International, Inc. (a)

Promotions.com, Inc.              2,400                   35,550

Protection One, Inc. (a)          100                     163

PTEK Holdings, Inc. (a)           8,316                   87,838

RCM Technologies, Inc. (a)        200                     3,025

Regis Corp.                       5,400                   83,700

RemedyTemp, Inc. Class A (a)      200                     4,450

Renaissance Worldwide, Inc.       2,000                   10,500
(a)

Robert Half International,        2,800                   118,300
Inc. (a)

Romac International, Inc. (a)     1,127                   15,215

Rural/Metro Corp. (a)             500                     1,125

Service Corp. International       16,652                  61,404

ServiceMaster Co.                 11,050                  121,550

Snyder Communications, Inc.       1,900                   46,075
(SNC)

SOS Staffing Services, Inc.       300                     1,500
(a)

Sotheby's Holdings, Inc.          1,500                   29,531
Class A

Source Information Management     4,400                   91,025
Co. (a)

Staff Leasing, Inc. (a)           4,800                   27,600

Staffmark, Inc. (a)               900                     10,125

StarTek, Inc. (a)                 1,900                   78,613

Superior Consultant Holdings      1,300                   20,150
Corp. (a)

Teletech Holdings, Inc. (a)       2,100                   79,538

True North Communications         3,500                   129,500

Veterinary Centers of             2,200                   24,338
America, Inc. (a)

Viad Corp.                        2,800                   65,625

Vision Twenty-One, Inc. (a)       3,700                   4,972

Wackenhut Corrections Corp.       200                     1,963

                                                          6,202,909

TOTAL SERVICES                                            12,033,130

TECHNOLOGY - 35.8%

COMMUNICATIONS EQUIPMENT - 5.5%

3Com Corp. (a)                    17,500                  1,715,000

Ace Communication Corp. (a)       3,000                   44,250

ACT Networks, Inc. (a)            4,200                   58,800

Active Voice Corp. (a)            1,600                   87,800

ADC Telecommunications, Inc.      14,000                  628,250
(a)

Advanced Fibre                    3,000                   204,375
Communications, Inc. (a)

AltiGen Communications, Inc.      3,200                   63,800

Andrew Corp. (a)                  7,200                   178,200

Applied Signal Technology,        100                     2,613
Inc.

Aspect Communications Corp.       2,600                   167,538
(a)

Avanex Corp.                      3,430                   714,726

Brooktrout, Inc. (a)              2,300                   110,400

C-Phone Corp. (a)                 500                     1,281

Cabletron Systems, Inc. (a)       7,800                   382,200

Carrier Access Corp. (a)          1,400                   79,450

Centigram Communications          100                     2,063
Corp. (a)

Checkpoint Systems, Inc. (a)      900                     7,650

Ciena Corp. (a)                   6,900                   1,102,706

Cisco Systems, Inc. (a)           176,436                 23,322,634

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Com21, Inc. (a)                   2,600                  $ 182,000

Comdial Corp. (a)                 100                     1,906

Comverse Technology, Inc. (a)     3,347                   658,941

Coyote Network Systems, Inc.      4,300                   33,594
(a)

Davox Corp. (a)                   2,500                   95,625

Digital Island, Inc.              1,400                   162,575

Ditech Communications Corp.       2,200                   240,350

Efficient Networks, Inc.          1,600                   258,000

eLOT, Inc. (a)                    10,800                  64,800

eOn Communications Corp.          620                     14,411

General Datacomm Industries,      100                     1,400
Inc. (a)

Intelect Communications, Inc.     10,900                  78,344
(a)

InterDigital Communication        2,400                   76,650
Corp. (a)

InterVoice, Inc. (a)              4,187                   151,255

ITI Technologies, Inc. (a)        1,700                   49,406

Jabil Circuit, Inc. (a)           3,600                   249,975

LoJack Corp. (a)                  600                     4,238

Lucent Technologies, Inc.         167,740                 9,980,530

MCK Communications, Inc.          2,200                   159,225

Metricom, Inc. (a)                900                     70,088

Microtest, Inc. (a)               4,500                   60,750

Natural MicroSystems Corp. (a)    1,500                   95,625

Network Equipment                 800                     8,400
Technologies, Inc. (a)

Next Level Communications,        3,500                   470,750
Inc.

Osicom Technologies, Inc. (a)     1,100                   159,431

P-Com, Inc. (a)                   6,000                   109,500

Pairgain Technologies, Inc.       700                     12,513
(a)

PictureTel Corp. (a)              1,300                   9,831

Plantronics, Inc. (a)             1,300                   103,269

Pliant Systems, Inc. (a)          3,900                   40,463

Sycamore Networks, Inc.           11,900                  1,761,200

Symmetricom, Inc. (a)             600                     8,250

Tekelec (a)                       4,800                   247,200

Telaxis Communications Corp.      840                     65,573

Tellabs, Inc. (a)                 20,088                  964,224

Teltrend, Inc. (a)                1,800                   190,688

Terayon Communication             900                     231,413
Systems, Inc. (a)

Tollgrade Communications,         1,300                   131,625
Inc. (a)

Turnstone Systems, Inc.           1,610                   309,221

Tut Systems, Inc.                 1,400                   58,625

Ultrak, Inc. (a)                  100                     1,100

Veramark Technologies, Inc.       2,300                   18,113
(a)

VTEL Corp. (a)                    1,000                   6,688

Westell Technologies, Inc.        3,800                   130,150
Class A (a)

XETA Corp. (a)                    1,200                   74,100

Xircom, Inc. (a)                  1,900                   78,909

ZixIt Corp. (a)                   1,800                   96,806

                                                          46,851,466

COMPUTER SERVICES & SOFTWARE
- 14.3%

24/7 Media, Inc. (a)              900                     41,850

4Front Technologies, Inc. (a)     3,200                   93,200



                                 SHARES                  VALUE (NOTE 1)

About.com, Inc.                   1,300                  $ 91,325

Acceler8 Technology Corp. (a)     200                     263

Acclaim Entertainment, Inc.       1,800                   8,944
(a)

Activision, Inc. (a)              4,500                   57,094

ACTV, Inc. (a)                    3,400                   102,213

Acxiom Corp. (a)                  7,400                   213,675

Adam.com, Inc. (a)                1,800                   27,225

Adept Technology, Inc. (a)        100                     1,150

Adobe Systems, Inc.               5,600                   571,200

Advantage Learning Systems,       800                     12,300
Inc. (a)

Advent Software, Inc. (a)         1,750                   158,703

Aether Systems, Inc.              1,100                   284,213

Affiliated Computer Services,     1,400                   44,100
Inc.  Class A (a)

Affymetrix, Inc. (a)              1,100                   318,588

AGENCY.COM Ltd.                   1,500                   52,500

Agile Software Corp.              900                     128,756

AHT Corp. (a)                     1,000                   4,094

Allaire Corp.                     1,100                   142,313

AlphaNet Solutions, Inc. (a)      400                     3,450

Alternative Resources Corp.       700                     2,363
(a)

Amazon.com, Inc. (a)              17,600                  1,212,200

America Online, Inc. (a)          119,500                 7,050,500

American Management Systems,      3,900                   124,069
Inc. (a)

American Software, Inc. Class     100                     1,438
A (a)

Ansoft Corp. (a)                  500                     5,188

AnswerThink Consulting Group,     140                     2,853
Inc. (a)

AppliedTheory Corp.               800                     22,650

Applix, Inc. (a)                  2,600                   39,650

AppNet Systems, Inc.              2,500                   112,188

Apropos Technology, Inc.          750                     35,906

Ardent Software, Inc. (a)         2,200                   122,375

AremisSoft Corp.                  2,000                   79,500

ARI Network Services, Inc. (a)    2,800                   23,275

Ariba, Inc.                       4,600                   1,216,700

ARIS Corp. (a)                    700                     10,500

Art Technology Group, Inc.        1,300                   187,850

Artisoft, Inc. (a)                3,200                   53,600

Ask Jeeves, Inc.                  1,100                   88,481

Aspect Development, Inc. (a)      1,000                   148,875

Aspen Technology, Inc. (a)        2,800                   125,300

At Home Corp. Series A (a)        16,500                  566,156

At Plan, Inc.                     2,900                   29,000

Audiohighway.com (a)              5,400                   37,463

Autobytel.com, Inc.               3,000                   32,063

Autodesk, Inc.                    1,600                   71,500

Automatic Data Processing,        37,600                  1,637,950
Inc.

Autoweb.Com, Inc.                 5,100                   30,600

Avant! Corp. (a)                  1,200                   17,775

AVT Corp. (a)                     4,000                   105,750

Aware, Inc. (a)                   2,500                   157,500

Axent Technolgies, Inc. (a)       4,080                   110,670

Aztec Technology Partners,        7,700                   55,825
Inc. (a)

Banyan Systems, Inc. (a)          600                     19,950

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

barnesandnoble.com, Inc.          4,300                  $ 34,400
Class A

Base Ten Systems, Inc. Class      40                      185
A (a)

BEA Systems, Inc. (a)             6,200                   784,688

Bell & Howell Co. (a)             3,800                   124,450

Bell Industries, Inc.             7,300                   26,919

BindView Development Corp. (a)    4,200                   141,750

Bitstream, Inc. (a)               6,500                   52,000

Bitwise Designs, Inc. (a)         1,900                   28,500

Black Box Corp. (a)               2,400                   179,550

Bluestone Software, Inc.          300                     23,363

BMC Software, Inc. (a)            11,445                  526,470

Bottomline Technologies, Inc.     1,400                   54,688

Brio Technology, Inc. (a)         1,200                   48,075

BroadVision, Inc. (a)             4,000                   1,010,250

BUY.com, Inc.                     7,090                   99,260

C-bridge Internet Solutions,      700                     36,838
Inc.

CACI International, Inc.          700                     19,906
Class A (a)

Cadence Design Systems, Inc.      10,452                  208,387
(a)

Calico Commerce, Inc.             526                     22,651

CAM Data Systems, Inc. (a)        2,300                   40,825

Cambridge Technology              5,000                   75,000
Partners, Inc. (a)

Careerbuilder, Inc.               3,600                   21,150

CareInsite, Inc.                  2,700                   183,600

CE Software Holdings, Inc. (a)    400                     4,775

Centra Software, Inc.             1,280                   47,200

Centura Software Corp. (a)        6,100                   93,025

Ceridian Corp. (a)                4,200                   83,213

Cerner Corp. (a)                  3,400                   120,488

Chordiant Software, Inc.          1,910                   66,850

Ciber, Inc. (a)                   4,300                   99,975

Citrix Systems, Inc. (a)          8,800                   927,850

Clarent Corp.                     1,600                   174,800

Clarify, Inc. (a)                 900                     129,881

CMGI, Inc. (a)                    13,543                  1,754,665

CNET, Inc. (a)                    2,900                   193,938

Cognizant Technology              600                     65,475
Solutions Corp. (a)

Command Systems, Inc. (a)         1,300                   4,063

Commerce One, Inc.                3,600                   751,950

Complete Business Solutions,      1,255                   24,943
Inc. (a)

CompuCom Systems, Inc. (a)        200                     900

CompUSA, Inc. (a)                 2,600                   26,000

Computer Associates               30,900                  1,987,256
International, Inc.

Computer Concepts Corp.           600                     1,200

Computer Learning Centers,        400                     1,012
Inc. (a)

Computer Sciences Corp. (a)       10,799                  851,096

Compuware Corp. (a)               16,400                  362,850

Concentric Network Corp. (a)      800                     42,900

Concord Communications, Inc.      2,000                   89,500
(a)

Concur Technologies, Inc. (a)     3,000                   72,375

Cornerstone Internet              5,000                   30,156
Solutions Co. (a)

Corsair Communictions, Inc.       3,600                   102,600
(a)



                                 SHARES                  VALUE (NOTE 1)

CoStar Group, Inc. (a)            2,189                  $ 79,625

Covad Communications Group,       4,350                   392,588
Inc.

Critical Path, Inc.               2,358                   203,083

Crosswalk.com, Inc. (a)           300                     1,725

CSG Systems International,        4,400                   226,050
Inc. (a)

CSP, Inc. (a)                     4,900                   69,825

Cybercash, Inc. (a)               800                     8,400

CyberOptics Corp. (a)             100                     3,675

CyberSource Corp.                 2,800                   77,700

Cylink Corp. (a)                  100                     1,863

DAOU Systems, Inc. (a)            200                     775

Data Broadcasting Corp. (a)       1,000                   9,875

Data Dimensions, Inc. (a)         200                     1,000

Data Transmission Network         400                     10,200
Corp. (a)

Datalink Corp.                    2,200                   45,650

Datastream Systems, Inc. (a)      2,700                   60,413

Datatec Systems, Inc. (a)         5,200                   76,375

Dataware Technologies, Inc.       3,100                   37,200
(a)

Delano Technology Corp.           1,560                   74,588

Dendrite International, Inc.      3,950                   97,269
(a)

Digex, Inc. Class A               1,200                   194,400

Digi International, Inc. (a)      3,900                   43,875

DigitalThink, Inc.                1,820                   74,165

DocuCorp International, Inc.      20                      120
(a)

Documentum, Inc. (a)              1,600                   120,700

drkoop.com, Inc.                  4,400                   33,825

DSET Corp. (a)                    2,000                   50,000

DST Systems, Inc. (a)             5,010                   281,186

E.piphany, Inc.                   2,300                   505,713

EarthLink, Inc. (a)               3,953                   98,331

EarthWeb, Inc. (a)                1,500                   40,125

eBay, Inc. (a)                    6,500                   931,938

ebenX, Inc.                       1,900                   106,638

Eclipsys Corp. (a)                3,105                   74,520

eCollege.com                      4,000                   35,750

eFax.com, Inc. (a)                3,800                   25,175

eGain Communications Corp.        2,200                   124,025

Electric Lightwave, Inc.          200                     4,550
Class A (a)

Electronic Arts, Inc. (a)         2,500                   250,000

Electronic Data Systems Corp.     28,000                  1,813,000

Electronics for Imaging, Inc.     1,500                   89,063
(a)

Eloquent, Inc.                    930                     31,271

eMerge Interactive, Inc.          1,830                   97,219
Class A

Engage Technologies, Inc.         2,900                   420,500

Engineering Animation, Inc.       3,300                   58,575
(a)

Enlighten Software Solutions,     4,000                   34,250
Inc. (a)

Entrade, Inc. (a)                 1,600                   71,400

Epicor Software Corp. (a)         438                     3,915

Equifax, Inc.                     7,200                   152,550

eShare Technologies, Inc. (a)     2,500                   37,656

eSoft, Inc. (a)                   1,800                   36,422

ESPS, Inc.                        4,100                   23,063

EuroWeb International Corp.       3,000                   25,688
(a)

eXcelon Corp. (a)                 4,500                   99,000

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Exchange Applications, Inc.       1,200                  $ 130,350
(a)

Exodus Communications, Inc.       8,700                   1,238,663
(a)

FirePond, Inc.                    1,800                   175,388

First Data Corp.                  25,400                  1,143,000

Fiserv, Inc. (a)                  10,700                  291,575

FlashNet Communications, Inc.     5,200                   35,750

Foundry Networks, Inc.            5,600                   782,250

Frontline Communications          1,600                   6,200
Corp. (a)

Galileo International, Inc.       6,000                   102,000

General Magic, Inc. (a)           6,600                   68,888

Geoworks Corp. (a)                2,200                   109,038

Go2Net, Inc. (a)                  1,100                   95,700

GoTo.com, Inc.                    1,900                   120,888

GraphOn Corp. (a)                 2,600                   47,125

Great Plains Software, Inc.       1,700                   118,256
(a)

GRIC Communications, Inc.         2,000                   140,250

GT Interactive Software Corp.     3,000                   12,188
(a)

Harbinger Corp. (a)               3,250                   104,203

Health Management Systems,        400                     1,988
Inc. (a)

HealthCentral.com                 4,800                   27,900

Healtheon/Web Maryland Corp.      3,048                   168,593

HearMe, Inc.                      2,300                   47,869

HIE, Inc. (a)                     1,800                   9,675

High Speed Access Corp.           5,200                   97,175

HNC Software, Inc. (a)            1,200                   118,050

Homeseekers.com, Inc. (a)         3,700                   62,900

Homestore.com, Inc.               3,400                   232,263

Hotel Reservations Network,       940                     24,440
Inc.

Hyperion Solutions Corp. (a)      2,995                   147,878

i2 Technologies, Inc. (a)         7,800                   1,275,300

IDT Corp. (a)                     2,900                   107,345

IDX Systems Corp. (a)             900                     32,625

IMR Global Corp. (a)              950                     11,578

IMS Health, Inc.                  12,200                  245,525

InfoCure Corp. (a)                2,800                   52,850

Infonautics, Inc. (a)             2,000                   19,500

Infonet Services Corp. Class B    14,800                  408,850

Informatica Corp.                 1,100                   188,650

Information Architects Corp.      3,300                   70,950
(a)

Information Management            5,000                   27,813
Association, Inc. (a)

Informix Corp. (a)                6,060                   96,960

Inforte Corp.                     640                     51,480

InfoSpace.com, Inc. (a)           4,900                   1,063,300

Innodata Corp. (a)                2,300                   26,163

Inprise Corp. (a)                 2,800                   28,350

Input Software, Inc. (a)          2,000                   36,000

insci-statements.com Corp. (a)    8,200                   60,475

Inso Corp. (a)                    1,800                   21,938

InteliData Technologies Corp.     7,000                   89,250
(a)

IntelliCorp, Inc. (a)             6,100                   49,563



                                 SHARES                  VALUE (NOTE 1)

Intelligroup, Inc. (a)            2,600                  $ 109,200

Interactive Intelligence,         2,100                   75,600
Inc.

InterCept Group, Inc. (a)         2,500                   60,625

Interleaf, Inc. (a)               1,600                   137,600

Interliant, Inc.                  3,200                   137,200

Internap Network Services         6,300                   611,100
Corp.

Internet America, Inc. (a)        4,300                   40,313

Internet Commerce Corp. (a)       900                     50,175

Internet Pictures Corp.           4,159                   137,247

Intertrust Technologies Corp.     3,600                   305,775

InterVU, Inc. (a)                 300                     44,381

IntraNet Solutions, Inc. (a)      2,000                   81,500

Intuit, Inc. (a)                  9,331                   489,878

ISS Group, Inc. (a)               1,500                   157,500

iVillage, Inc. (a)                4,000                   75,000

iXL Enterprises, Inc.             3,400                   123,250

J.D. Edwards & Co. (a)            7,600                   308,750

Jack Henry & Associates, Inc.     2,400                   167,700

JDA Software Group, Inc. (a)      3,400                   68,850

Juno Online Services, Inc.        1,700                   39,313

Kana Communications, Inc.         2,600                   370,500

Keane, Inc. (a)                   2,000                   48,000

Keynote Systems, Inc.             2,000                   327,500

Lante Corp.                       2,060                   164,285

Latitude Communications, Inc.     2,400                   50,700

Launch Media, Inc.                2,600                   50,700

Learn2.com, Inc. (a)              2,100                   12,797

Legato Systems, Inc. (a)          3,200                   114,000

Level 8 Systems, Inc. (a)         1,500                   47,063

LHS Group, Inc. (a)               1,400                   63,350

Liberate Technologies             4,100                   417,688

Lightspan Partnership, Inc.       2,380                   26,180

Lionbridge Technologies, Inc.     3,100                   55,994

Liquid Audio, Inc.                1,900                   48,450

Litronic, Inc.                    2,900                   68,875

Litton Industries, Inc. (a)       2,300                   68,856

Log On America, Inc.              2,300                   37,950

LookSmart Ltd. (a)                3,600                   159,300

Loronix Information Systems,      1,700                   52,063
Inc. (a)

Lycos, Inc. (a)                   4,300                   256,388

Macromedia, Inc. (a)              1,800                   155,588

Mail.com, Inc. Class A            500                     7,500

Manugistics Group, Inc. (a)       2,600                   147,713

Mapics, Inc. (a)                  700                     10,850

MapInfo Corp. (a)                 2,550                   87,975

Marimba, Inc.                     2,500                   152,344

McAfee.com Corp.                  1,600                   54,600

Media 100, Inc. (a)               1,800                   80,325

MedicaLogic, Inc.                 3,300                   122,513

Mentor Graphics Corp. (a)         2,800                   47,950

Mercury Computer Systems,         2,200                   106,013
Inc. (a)

Mercury Interactive Corp. (a)     3,200                   308,400

Meta Group, Inc. (a)              2,450                   75,950

MetaCreations Corp. (a)           5,300                   116,600

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

MicroAge, Inc. (a)                11,000                 $ 37,813

Micromuse, Inc. (a)               1,400                   198,538

Microsoft Corp. (a)               278,605                 24,900,029

MicroStrategy, Inc. Class A       1,000                   139,063
(a)

Microware Systems Corp. (a)       6,800                   39,100

Midway Games, Inc. (a)            239                     3,540

Mission Critical Software,        1,400                   85,750
Inc.

Momentum Business                 52                      384
Applications Inc (a)

Multex.com, Inc.                  2,900                   88,450

Mustang.com, Inc. (a)             2,700                   77,288

MyTurn.com, Inc. (a)              2,900                   94,613

National Computer Systems,        3,800                   151,050
Inc.

National Data Corp.               1,000                   31,000

National Information              3,500                   183,313
Consortium, Inc.

National Instrument Corp. (a)     3,150                   141,455

Navidec, Inc. (a)                 3,100                   60,256

NCR Corp. (a)                     6,800                   257,975

NEON Systems, Inc.                900                     30,150

Net Perceptions, Inc.             2,200                   107,525

Netegrity, Inc. (a)               1,400                   119,700

NetManage, Inc. (a)               8,200                   53,813

NetObjects, Inc.                  3,600                   134,100

Netplex Group, Inc. (a)           3,800                   50,350

NETRIX Corp. (a)                  2,700                   67,163

NetSolve, Inc.                    1,900                   78,375

NetSpeak Corp. (a)                3,000                   64,500

Network Peripherals, Inc. (a)     1,400                   86,538

Network Solutions, Inc. Class     1,600                   515,900
A (a)

Networks Associates, Inc. (a)     5,061                   154,044

NetZero, Inc.                     6,400                   150,400

New Era of Networks, Inc. (a)     1,300                   119,113

Novell, Inc. (a)                  16,200                  535,613

Objective Systems                 5,400                   103,950
Integrators, Inc. (a)

Omega Research, Inc. (a)          1,200                   6,600

ON Technology Corp. (a)           3,000                   33,000

OnDisplay, Inc.                   1,700                   153,000

OneMain.com, Inc.                 4,000                   51,250

OneSource Information             3,500                   30,188
Services, Inc.

OnHealth Network Co. (a)          1,100                   10,313

ONYX Software Corp.               1,900                   151,525

Open Market, Inc. (a)             1,400                   70,175

Optika, Inc. (a)                  1,900                   65,075

Optio Software, Inc.              3,000                   54,375

Oracle Corp. (a)                  153,100                 11,367,675

Organic, Inc.                     4,330                   147,761

Parametric Technology Corp.       10,700                  324,344
(a)

Paychex, Inc.                     16,250                  813,516

PC-Tel, Inc.                      1,900                   129,200

pcOrder.com, Inc.                 1,100                   29,150

Peerless Systems Corp. (a)        200                     1,138

Pegasus Systems, Inc. (a)         2,850                   57,000



                                 SHARES                  VALUE (NOTE 1)

Pegasystems, Inc. (a)             100                    $ 2,350

PeopleSoft, Inc. (a)              11,040                  228,390

Peregrine Systems, Inc. (a)       7,000                   382,375

Peritus Software Services,        900                     288
Inc. (a)

Pervasive Software, Inc. (a)      2,800                   29,925

Pfsweb, Inc.                      2,400                   82,200

Pharmacopeia, Inc. (a)            2,800                   190,575

Phoenix Technologies Ltd. (a)     3,000                   85,688

Phone.com, Inc.                   3,000                   418,875

Pilot Network Services, Inc.      2,300                   92,000
(a)

Policy Management Systems         1,700                   15,088
Corp. (a)

Polycom, Inc. (a)                 1,300                   151,206

Portal Software, Inc.             9,400                   706,175

PowerCerv Corp. (a)               6,100                   29,738

Preview Systems, Inc.             700                     37,100

Priceline.com, Inc.               6,400                   358,000

Primix Solutions, Inc. (a)        3,500                   44,625

Prodigy Communications Corp.      1,800                   36,113

Progress Software Corp. (a)       4,000                   99,750

Proxicom, Inc.                    3,200                   134,000

PSINet, Inc. (a)                  5,886                   272,963

PSW Technologies, Inc. (a)        1,900                   74,100

Puma Technology, Inc. (a)         500                     88,281

QRS Corp. (a)                     1,350                   127,406

Quadramed Corp. (a)               6,500                   58,500

quepasa.com, Inc.                 4,700                   35,250

Quest Software, Inc.              2,200                   256,575

Radiant Systems, Inc. (a)         1,800                   92,025

Rainbow Technologies, Inc. (a)    2,550                   110,606

Rare Medium Group, Inc. (a)       1,600                   96,000

Rational Software Corp. (a)       4,500                   320,063

Razorfish, Inc.                   3,650                   122,275

RealNetworks, Inc. (a)            7,400                   520,313

Red Hat, Inc.                     7,200                   436,950

Redback Networks, Inc.            2,000                   597,000

Remedy Corp. (a)                  2,200                   124,713

Research Engineers, Inc. (a)      2,200                   105,600

Rogue Wave Software, Inc. (a)     4,700                   39,509

S1 Corp. (a)                      2,095                   210,809

Sabre Holdings Corp. Class A      2,600                   104,325

Sagent Technology, Inc.           2,700                   47,081

Salon.com, Inc.                   5,600                   36,400

Sanchez Computer Associates,      1,300                   63,050
Inc. (a)

Santa Cruz Operation, Inc. (a)    4,300                   74,175

Sapient Corp. (a)                 2,400                   171,600

Savvis Communications Corp.       5,080                   101,600

Scient Corp.                      4,800                   339,600

SeaChange International, Inc.     2,550                   104,231
(a)

Secure Computing Corp. (a)        4,000                   70,000

Segue Software, Inc. (a)          1,900                   26,838

SEI Investments Co.               1,900                   169,694

Shared Medical Systems Corp.      700                     27,256

ShowCase Corp.                    5,000                   40,625

Siebel Systems, Inc. (a)          9,690                   1,343,882

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Silknet Software, Inc.            800                    $ 179,250

SilverStream Software, Inc.       1,300                   111,475

SmarterKids.com, Inc.             5,000                   28,125

SmartServ Online, Inc. (a)        400                     58,000

Smith Micro Software, Inc. (a)    8,000                   29,500

Smith-Gardner & Assocs, Inc.      2,900                   52,019

Software Spectrum, Inc. (a)       2,900                   48,938

Software.com, Inc.                2,200                   211,750

Sonic Foundry, Inc. (a)           900                     64,800

Sportsline USA, Inc. (a)          600                     27,675

SPR, Inc. (a)                     300                     2,119

SPSS, Inc. (a)                    100                     3,113

Spyglass, Inc. (a)                700                     40,950

Stac Software, Inc. (a)           25                      300

StarBase Corp. (a)                4,200                   56,175

Sterling Software, Inc. (a)       7,200                   258,300

Structural Dynamics Research      5,900                   84,075
Corp. (a)

Styleclick.com, Inc. (a)          2,400                   28,500

Summit Design, Inc. (a)           1,600                   12,300

SunGard Data Systems, Inc. (a)    7,568                   227,040

Sybase, Inc. (a)                  7,900                   197,994

Sykes Enterprises, Inc. (a)       6,200                   101,138

Symantec Corp. (a)                1,900                   135,731

Synopsys, Inc. (a)                5,765                   230,240

Syntel, Inc. (a)                  1,400                   22,925

Systems & Computer                3,800                   90,725
Technology Corp. (a)

TCSI Corp. (a)                    10,500                  64,313

Technology Solutions, Inc.        3,950                   28,638

Telescan, Inc. (a)                1,100                   22,413

Tera Computer Co. (a)             6,700                   52,344

The Bisys Group (a)               3,400                   175,313

The Cobalt Group, Inc.            2,800                   33,600

The viaLink Co. (a)               1,400                   77,700

theglobe.com, Inc. (a)            6,500                   50,375

TheStreet.Com, Inc.               3,700                   42,781

TIBCO Software, Inc.              9,000                   1,179,000

Tier Technologies, Inc. (a)       7,500                   49,219

Timberline Software Corp.         354                     3,983

Titan Corp. (a)                   5,174                   194,025

Total System Services, Inc.       4,800                   76,200

Track Data Corp. (a)              8,300                   52,913

Transaction Systems               4,400                   198,550
Architects, Inc.  Class A (a)

TREEV, Inc. (a)                   7,700                   46,681

TSI International Software        2,100                   178,106
Ltd. (a)

TSR, Inc. (a)                     100                     606

Tumbleweed Communications         858                     65,208
Corp.

Unicomp, Inc. (a)                 4,900                   28,941

Unify Corp. (a)                   2,000                   38,250

Unisys Corp. (a)                  14,000                  419,125



                                 SHARES                  VALUE (NOTE 1)

US Interactive, Inc.              1,900                  $ 86,450

Usinternetworking, Inc.           2,550                   170,213

USSEARCH.com, Inc.                4,800                   21,900

USWeb Corp. (a)                   3,150                   122,456

V-One Corp. (a)                   5,900                   33,925

VA Linux Systems, Inc.            2,000                   211,250

Verio, Inc. (a)                   3,200                   240,200

VeriSign, Inc. (a)                5,300                   1,340,900

VERITAS Software Corp. (a)        13,550                  2,681,206

Verity, Inc. (a)                  800                     42,700

Versant Corp. (a)                 3,200                   43,800

Vertel Corp. (a)                  4,400                   114,125

VerticalNet, Inc.                 1,600                   352,000

Via Net.Works, Inc.               3,130                   206,580

Viant Corp.                       3,000                   113,813

Viasoft, Inc. (a)                 5,400                   30,038

Vicinity Corp.                    1,410                   57,105

Vignette Corp.                    2,800                   645,400

VirtualFund.com, Inc. (a)         4,900                   30,013

Visual Data Corp. (a)             3,100                   37,200

Visual Networks, Inc. (a)         2,400                   157,800

Vitria Technology, Inc.           3,000                   565,875

Walker Interactive Systems,       4,600                   35,363
Inc. (a)

Wave Systems Corp. Class A (a)    4,700                   214,438

Wavo Corp. (a)                    1,300                   9,669

Webb Interactive Services,        1,400                   83,475
Inc. (a)

Webmethods, Inc.                  1,650                   508,303

WebTrends Corp.                   1,100                   104,500

White Pine Software, Inc. (a)     1,700                   55,463

Whittman-Hart, Inc. (a)           2,800                   127,050

Wind River Systems, Inc. (a)      3,750                   217,734

Witness Systems, Inc.             1,170                   42,998

WorldGate Communications,         2,300                   79,350
Inc.

Xcare.net, Inc.                   840                     15,960

Xpedior, Inc.                     2,200                   39,600

Xybernaut Corp. (a)               4,300                   59,394

Yahoo!, Inc. (a)                  28,134                  4,492,648

Zamba Corp. (a)                   3,800                   63,413

ZapMe! Corp.                      5,700                   37,050

ZeroPlus.com, Inc. (a)            3,800                   37,050

Zitel Corp. (a)                   13,400                  62,813

                                                          122,838,525

COMPUTERS & OFFICE EQUIPMENT
- 6.6%

Adaptec, Inc. (a)                 6,100                   250,100

Advanced Digital Information      2,200                   199,375
Corp. (a)

Alpha Microsystems (a)            5,500                   42,969

Alteon Websystems, Inc.           1,600                   143,600

Ancor Communications, Inc. (a)    1,200                   71,850

Apex, Inc. (a)                    2,500                   112,188

Apple Computer, Inc. (a)          7,800                   894,075

Applied Digital Solutions,        6,800                   86,275
Inc. (a)

Ariel Corp. (a)                   4,200                   37,275

Aspeon, Inc. (a)                  3,900                   86,775

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Auspex Systems, Inc.              800                    $ 10,350

CacheFlow, Inc.                   1,400                   170,450

Caere Corp. (a)                   4,900                   50,225

CDW Computer Centers, Inc. (a)    2,800                   153,650

CenterSpan Communications         1,300                   33,638
Corp. (a)

CHS Electronics, Inc. (a)         1,900                   1,663

Comdisco, Inc.                    6,300                   242,156

Communication Intelligence        3,900                   39,244
Corp. (a)

Compaq Computer Corp.             88,361                  2,197,980

Computer Network Technology       1,300                   32,581
Corp. (a)

Concurrent Computer Corp. (a)     3,700                   66,138

Copper Mountain Networks,         2,500                   217,344
Inc.

Crossroads Systems, Inc.          900                     128,475

Cybex Corp. (a)                   2,400                   111,600

Data Race, Inc. (a)               11,900                  46,856

Dataram Corp. (a)                 3,150                   60,638

Dell Computer Corp. (a)           135,300                 5,521,931

Diebold, Inc.                     6,900                   169,050

Digital Lightwave, Inc. (a)       800                     66,600

Digital River, Inc. (a)           2,100                   75,600

Dot Hill Systems Corp. (a)        300                     3,019

ECCS, Inc. (a)                    2,600                   45,500

Echelon Corp. (a)                 3,000                   243,375

EMC Corp. (a)                     54,175                  6,446,825

Emulex Corp. (a)                  1,600                   256,000

En Pointe Technologies, Inc.      1,400                   61,600
(a)

Encad, Inc. (a)                   300                     1,931

Equinox Systems, Inc. (a)         3,300                   29,906

Exabyte Corp. (a)                 100                     800

Extended Systems, Inc. (a)        1,400                   142,450

Extreme Networks, Inc.            2,200                   244,750

FileNET Corp. (a)                 1,000                   42,813

Finisar Corp.                     2,200                   310,750

FOCUS Enhancements, Inc. (a)      5,600                   34,825

FVC.com, Inc. (a)                 1,000                   19,375

Gadzoox Networks, Inc.            1,100                   72,875

Gateway, Inc. (a)                 15,500                  1,065,625

Genicom Corp. (a)                 100                     239

Globix Corp. (a)                  2,400                   125,850

Hauppauge Digital, Inc. (a)       1,100                   53,350

Hewlett-Packard Co.               54,752                  7,364,144

HMT Technology Corp. (a)          1,200                   3,225

Hutchinson Technology, Inc.       3,600                   65,025
(a)

Imaging Technologies Corp. (a)    3,700                   10,869

Inacom Corp. (a)                  7,900                   26,663

Ingram Micro, Inc. Class A (a)    5,200                   56,225

Insight Enterprises, Inc. (a)     3,050                   95,694

Intergraph Corp. (a)              1,500                   9,000

Interlink Electronics, Inc.       1,000                   86,125
(a)

International Business            96,400                  9,832,800
Machines Corp.

Interphase Corp. (a)              2,300                   52,756



                                 SHARES                  VALUE (NOTE 1)

Intraware, Inc.                   1,200                  $ 91,725

Iomega Corp. (a)                  8,100                   30,375

ION Networks, Inc. (a)            2,400                   78,300

Itron, Inc. (a)                   600                     4,500

Juniper Networks, Inc.            8,100                   2,221,931

Komag, Inc. (a)                   1,500                   3,328

Kronos, Inc. (a)                  1,400                   88,900

Lexmark International Group,      5,900                   703,575
Inc.  Class A (a)

Miami Computer Supply Corp.       1,900                   62,225
(a)

Micron Electronics, Inc. (a)      10,500                  112,875

MICROS Systems, Inc. (a)          1,800                   99,675

MMC Networks, Inc. (a)            2,700                   107,156

MRV Communications, Inc. (a)      1,300                   203,856

MTI Technology Corp. (a)          3,200                   167,800

Netopia, Inc. (a)                 1,500                   129,375

Network Appliance, Inc. (a)       7,700                   1,453,375

Oak Technology, Inc. (a)          6,500                   118,625

ObjectSoft Corp. (a)              4,483                   23,536

ODS Networks, Inc. (a)            4,600                   92,575

Paradyne Networks, Inc.           3,300                   147,675

Performance Technologies,         2,900                   58,906
Inc. (a)

Pitney Bowes, Inc.                17,000                  841,500

Planar Systems, Inc. (a)          600                     9,675

Pomeroy Computer Resources,       200                     3,275
Inc. (a)

Procom Technology, Inc. (a)       1,200                   50,100

Programmer's Paradise, Inc.       1,200                   7,950
(a)

Proxim, Inc. (a)                  1,200                   172,200

Quantum Corp.:

- DLT & Storage Systems Group     4,426                   45,920
(a)

- Hard Disk Drive Group (a)       9,413                   74,127

RadiSys Corp. (a)                 2,200                   107,800

Read-Rite Corp. (a)               1,000                   3,781

RSA Security, Inc. (a)            1,900                   127,181

Safeguard Scientifics, Inc.       1,400                   244,913
(a)

SanDisk Corp. (a)                 2,600                   231,400

Scan-Optics, Inc. (a)             300                     675

ScanSoft, Inc. (a)                7,800                   39,244

ScanSource, Inc. (a)              1,500                   57,000

SCI Systems, Inc. (a)             5,800                   233,450

SCM Microsystems, Inc. (a)        600                     71,400

Seagate Technology, Inc. (a)      9,500                   473,813

SED International Holdings,       100                     300
Inc. (a)

Silicon Graphics, Inc. (a)        5,400                   52,988

SoftNet Systems, Inc. (a)         2,400                   88,800

Splash Technology Holdings,       5,100                   84,150
Inc. (a)

Sun Microsystems, Inc. (a)        83,620                  7,964,805

Symbol Technologies, Inc.         6,050                   575,506

Syquest Technology, Inc. (a)      1,100                   50

Take-Two Interactive              4,700                   58,456
Software, Inc. (a)

Tech Data Corp. (a)               2,600                   56,388

Telxon Corp.                      2,000                   43,000

Tidel Technologies, Inc. (a)      600                     3,413

Trident Microsystems, Inc. (a)    500                     6,781

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

UniView Technologies Corp. (a)    6,700                  $ 32,872

UNOVA, Inc. (a)                   300                     3,469

Valence Technology, Inc. (a)      3,400                   115,919

Western Digital Corp. (a)         10,700                  48,150

Xerox Corp.                       31,100                  674,481

Zebra Technologies Corp. (a)      180                     11,981

Zebra Technologies Corp.          3,000                   199,688
Class A (a)

                                                          56,941,924

ELECTRONIC INSTRUMENTS - 1.3%

Aeroflex, Inc. (a)                3,600                   163,800

Agilent Technologies, Inc.        2,800                   290,325

Anadigics, Inc. (a)               1,700                   229,500

Analogic Corp.                    400                     19,400

APA Optics, Inc. (a)              1,200                   60,300

Applied Materials, Inc. (a)       19,800                  3,622,163

Aurora Biosciences Corp. (a)      1,900                   203,300

Barringer Technologies, Inc.      300                     1,575
(a)

Beckman Coulter, Inc.             4,200                   202,125

Caliper Technologies Corp.        1,100                   195,594

Cerprobe Corp. (a)                100                     1,381

Cholestech Corp. (a)              100                     850

Chromatics Color Sciences         500                     3,281
International, Inc. (a)

Cognex Corp. (a)                  4,200                   184,538

Cohu, Inc.                        2,600                   146,575

Credence Systems Corp. (a)        1,800                   239,850

Electro Scientific                3,200                   181,400
Industries, Inc. (a)

Helix Technology, Inc.            2,700                   192,038

KLA-Tencor Corp. (a)              8,600                   670,263

Kulicke & Soffa Industries,       2,400                   190,800
Inc. (a)

LAM Research Corp. (a)            1,600                   249,800

LTX Corp. (a)                     3,800                   160,313

Mechanical Technology, Inc.       1,500                   102,750
(a)

NetOptix Corp. (a)                1,100                   179,919

Newport Corp.                     1,100                   176,000

Novellus Systems, Inc. (a)        5,000                   296,563

PE Corp. - Biosystems Group       9,876                   1,041,918

Photon Dynamics, Inc. (a)         1,600                   104,000

Precision Optics, Inc. (a)        2,700                   97,538

Reliability, Inc. (a)             100                     500

Rudolph Technologies, Inc.        2,100                   94,763

Sawtek, Inc. (a)                  2,500                   120,000

Sensar Corp. (a)                  1,400                   54,513

Sequenom, Inc.                    1,240                   155,000

Silicon Valley Group, Inc. (a)    600                     15,188

Tektronix, Inc.                   1,200                   69,600

Teradyne, Inc. (a)                8,200                   713,400

Therma-Wave, Inc.                 1,200                   48,300

Thermo Electron Corp. (a)         4,600                   71,875

Thermo Instrument Systems,        800                     12,850
Inc. (a)

Trimble Navigation Ltd. (a)       700                     16,800



                                 SHARES                  VALUE (NOTE 1)

Varian, Inc. (a)                  3,700                  $ 147,538

Waters Corp. (a)                  3,400                   333,413

Zygo Corp. (a)                    200                     7,325

                                                          11,068,924

ELECTRONICS - 7.9%

3Dfx Interactive, Inc. (a)        7,092                   65,601

8X8, Inc. (a)                     4,800                   144,600

Act Manufacturing, Inc. (a)       1,800                   69,525

Actel Corp. (a)                   3,200                   104,200

Advanced Micro Devices, Inc.      6,100                   238,663
(a)

Align-Rite International,         700                     22,663
Inc. (a)

Alliance Semiconductor Corp.      4,000                   99,875
(a)

Alpine Group, Inc. (a)            600                     5,925

Altera Corp. (a)                  9,500                   757,625

American Xtal Technology,         3,000                   130,875
Inc. (a)

Amkor Technology, Inc. (a)        6,200                   322,013

Amphenol Corp. Class A (a)        2,100                   167,869

Analog Devices, Inc. (a)          8,600                   1,350,200

Applied Micro Circuits Corp.      2,800                   770,175
(a)

Arrow Electronics, Inc. (a)       2,800                   84,700

Artesyn Technologies, Inc. (a)    5,000                   99,063

Atmel Corp. (a)                   8,700                   430,650

Avnet, Inc.                       2,969                   198,552

AVX Corp.                         3,300                   209,550

Bel Fuse, Inc. Class A (a)        100                     1,925

Blue Wave Systems, Inc. (a)       4,700                   87,244

Brightpoint, Inc. (a)             5,600                   72,100

Broadcom Corp. Class A (a)        5,200                   1,026,350

Brocade Communications            2,600                   751,725
Systems, Inc.

Burr-Brown Corp. (a)              5,000                   293,438

C-Cube Microsystems, Inc. (a)     1,700                   158,525

California Micro Devices          3,000                   66,938
Corp. (a)

Celeritek, Inc. (a)               1,700                   77,775

Cidco, Inc. (a)                   6,700                   37,688

Cirrus Logic, Inc. (a)            1,300                   27,056

Conductus, Inc. (a)               2,200                   147,400

Conexant Systems, Inc. (a)        9,900                   972,675

Cree Research, Inc. (a)           1,400                   263,025

CTS Corp.                         2,500                   161,250

Cypress Semiconductor Corp.       4,500                   205,313
(a)

Dallas Semiconductor Corp.        4,600                   185,725

Dense-Pac Microsystems, Inc       4,600                   37,806
(a)

Digital Microwave Corp. (a)       5,415                   180,726

DII Group, Inc. (a)               1,800                   174,038

E Tek Dynamics, Inc. (a)          3,300                   901,725

Elantec Semiconductor, Inc.       1,600                   100,700
(a)

Electroglas, Inc. (a)             600                     23,250

ESS Technology, Inc. (a)          1,300                   20,231

Etec Systems, Inc. (a)            2,000                   235,563

Exar Corp. (a)                    2,100                   145,819

Ezenia!, Inc. (a)                 200                     1,975

Gatefield Corp. (a)               20                      109

General Semiconductor, Inc.       800                     13,350
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

GlobeSpan, Inc.                   4,200                  $ 317,100

Hadco Corp. (a)                   400                     22,150

Harmonic, Inc. (a)                1,300                   178,019

Hi/fn, Inc. (a)                   1,325                   99,872

Illinois Superconductor Corp.     7,300                   179,763
(a)

Inktomi Corp. (a)                 5,200                   713,050

Innovex, Inc.                     600                     5,663

Integrated Device Technology,     2,700                   99,563
Inc. (a)

Integrated Silicon Solution       3,600                   100,125
(a)

Intel Corp.                       179,789                 20,316,157

International Rectifier Corp.     1,600                   67,000
(a)

Intersil Holding Corp.            2,240                   133,000

JDS Uniphase Corp. (a)            16,599                  4,375,911

KEMET Corp. (a)                   3,300                   202,744

Kent Electronics Corp. (a)        900                     30,488

Kopin Corp. (a)                   2,400                   177,900

Lattice Semiconductor Corp.       2,100                   147,525
(a)

Linear Technology Corp.           9,100                   954,931

LSI Logic Corp. (a)               14,014                  897,772

Maker Communications, Inc.        2,300                   148,638

Maxim Integrated Products,        15,900                  1,062,319
Inc. (a)

Maxwell Technologies, Inc. (a)    3,100                   51,925

Merix Corp. (a)                   2,700                   54,000

Methode Electronics, Inc.         3,800                   220,875
Class A

Micrel, Inc. (a)                  3,300                   380,325

Micro Linear Corp. (a)            100                     750

Microchip Technology, Inc. (a)    2,100                   131,119

Micron Technology, Inc. (a)       13,300                  1,304,231

Micronetics Wireless, Inc. (a)    2,600                   84,013

Microsemi Corp. (a)               100                     2,888

MIPS Technologies, Inc. (a)       1,700                   99,450

Molex, Inc.                       9,950                   555,956

Motorola, Inc.                    37,512                  6,395,796

National Semiconductor Corp.      7,700                   578,463
(a)

NeoMagic Corp. (a)                1,000                   5,406

NETsilicon, Inc.                  1,500                   51,188

Network Access Solutions          3,900                   118,950
Corp.

NVIDIA Corp. (a)                  1,300                   83,200

Pericom Semiconductor Corp.       2,100                   86,625
(a)

Photronics, Inc. (a)              3,500                   148,969

Pioneer Standard Electronics,     1,300                   23,888
Inc.

Plexus Corp. (a)                  2,000                   112,938

Power Integrations, Inc. (a)      1,000                   51,938

Power-One, Inc. (a)               2,700                   132,638

QLogic Corp. (a)                  3,200                   499,200

Quantum Effect Devices, Inc.      1,420                   136,853

Rambus, Inc. (a)                  2,000                   603,250

Ramtron International Corp.       4,300                   75,250
(a)

Reptron Electronics, Inc. (a)     100                     969

RF Micro Devices, Inc. (a)        3,500                   484,094

S3, Inc. (a)                      7,728                   123,165



                                 SHARES                  VALUE (NOTE 1)

Sage, Inc.                        1,900                  $ 60,800

Sanmina Corp. (a)                 2,318                   271,351

SDL, Inc. (a)                     1,700                   697,000

Semtech Corp. (a)                 1,200                   75,000

Sigma Designs, Inc. (a)           4,100                   36,388

Silicon Storage Technology,       2,300                   145,188
Inc. (a)

Sipex Corp. (a)                   3,300                   147,881

Solectron Corp. (a)               14,418                  944,379

Standard Microsystems Corp.       500                     7,516
(a)

Sterling Commerce, Inc. (a)       2,800                   122,675

Storage Technology Corp. (a)      4,100                   52,275

Superconductor Technologies,      4,900                   434,263
Inc. (a)

Tegal Corp. (a)                   6,200                   55,219

Telcom Semiconductor, Inc. (a)    3,200                   70,800

Texas Instruments, Inc.           42,354                  7,051,941

Transwitch Corp. (a)              1,575                   185,063

Triquint Semiconductor, Inc.      1,400                   166,250

Universal Display Corp. (a)       2,700                   52,819

Vari-L, Inc. (a)                  1,700                   45,794

Virata Corp.                      1,900                   280,250

Vishay Intertechnology, Inc.      4,412                   189,716
(a)

Vitesse Semiconductor Corp.       7,100                   737,069
(a)

Vixel Corp.                       1,300                   39,000

World Access, Inc. (a)            3,634                   69,046

Xicor, Inc. (a)                   3,700                   90,650

Xilinx, Inc. (a)                  15,600                  1,244,100

Zoran Corp. (a)                   400                     20,400

                                                          67,764,603

PHOTOGRAPHIC EQUIPMENT - 0.2%

Concord Camera Corp. (a)          2,700                   101,925

Eastman Kodak Co.                 19,100                  1,094,669

Imation Corp. (a)                 3,000                   92,813

In Focus Systems, Inc. (a)        3,200                   107,200

Lanier Worldwide, Inc. (a)        15,400                  43,313

Polaroid Corp.                    6,200                   155,388

                                                          1,595,308

TOTAL TECHNOLOGY                                          307,060,750

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.3%

AHL Services, Inc. (a)            2,600                   26,488

AirTran Holdings, Inc. (a)        1,900                   7,778

Alaska Air Group, Inc. (a)        2,500                   66,250

America West Holding Corp.        2,200                   29,425
Class B (a)

AMR Corp. (a)                     6,600                   348,975

Atlantic Coast Airlines           2,500                   44,688
Holdings, Inc. (a)

Atlas Air, Inc. (a)               950                     22,978

Cheap Tickets, Inc.               3,700                   58,506

Continental Airlines, Inc.        4,700                   148,638
Class B (a)

Cyber-Care, Inc. (a)              4,200                   112,088

Delta Air Lines, Inc.             7,800                   355,875

GetThere.com, Inc.                2,900                   72,681

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Great Lakes Aviation Ltd. (a)     200                    $ 425

Mesa Air Group, Inc. (a)          200                     1,188

Midway Airlines Corp. (a)         100                     525

Midwest Express Holdings,         400                     10,325
Inc. (a)

Navigant International, Inc.      700                     7,000
(a)

Northwest Airlines Corp.          9,100                   156,975
Class A (a)

Preview Travel, Inc. (a)          1,300                   59,881

SkyWest, Inc.                     3,700                   109,844

Southwest Airlines Co.            19,162                  353,299

Transportation World              2,700                   6,581
Airlines, Inc. (a)

Travel Services                   1,000                   25,688
International, Inc. (a)

UAL Corp. (a)                     4,700                   229,125

US Airways Group, Inc. (a)        1,900                   35,506

                                                          2,290,732

RAILROADS - 0.2%

ABC Rail Products Corp. (a)       100                     1,256

Burlington Northern Santa Fe      25,800                  507,938
Corp.

CSX Corp.                         8,300                   184,156

Norfolk Southern Corp.            24,600                  333,638

RailAmerica, Inc. (a)             10,900                  81,750

Transportation Technologies       200                     4,250
Industries, Inc. (a)

Trinity Industries, Inc.          2,800                   61,950

Union Pacific Corp.               16,900                  642,200

Wisconsin Central                 3,800                   47,025
Transportation Corp. (a)

                                                          1,864,163

SHIPPING - 0.0%

Alexander & Baldwin, Inc.         1,300                   26,609

Marine Transport Corp. (a)        10                      30

OMI Corp. (a)                     100                     381

Trico Marine Services, Inc.       600                     3,506
(a)

                                                          30,526

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp.            1,500                   27,750

American Freightways Corp. (a)    300                     3,263

Arkansas Best Corp. (a)           4,000                   37,750

Asche Transportation              500                     969
Services, Inc. (a)

C. H. Robinson Worldwide,         3,000                   153,000
Inc.

CNF Transportation, Inc.          1,400                   44,888

Consolidated Freightways          800                     5,300
Corp. (a)

EGL, Inc. (a)                     3,100                   87,188

Expeditors International of       2,600                   98,150
Washington, Inc.

FedEx Corp. (a)                   13,460                  470,259

Forward Air Corp. (a)             2,700                   62,100

Fritz Companies, Inc. (a)         1,000                   8,375

J.B. Hunt Transport Services,     1,200                   13,800
Inc.

Knights Transportation, Inc.      3,500                   57,313
(a)

Landstar System, Inc. (a)         2,300                   129,231



                                 SHARES                  VALUE (NOTE 1)

M.S. Carriers, Inc. (a)           400                    $ 8,850

Roadway Express, Inc.             3,300                   68,063

Swift Transportation Co.,         1,850                   27,403
Inc. (a)

United Parcel Service, Inc.       7,900                   431,538
Class B

US Xpress Enterprises, Inc.       600                     4,200
(a)

USFreightways Corp.               3,400                   113,050

Werner Enterprises, Inc.          1,400                   18,725

XTRA Corp. (a)                    300                     11,944

Yellow Corp. (a)                  700                     11,200

                                                          1,894,309

TOTAL TRANSPORTATION                                      6,079,730

UTILITIES - 10.5%

CELLULAR - 1.9%

Advanced Radio Telecom Corp.      200                     7,650
(a)

Aerial Communications, Inc.       1,200                   71,925
(a)

AirGate PCS, Inc.                 1,100                   107,800

Alamosa PCS Holdings, Inc.        3,250                   117,813

ALLTEL Corp.                      19,465                  1,128,970

Cellnet Data Systems, Inc. (a)    11,900                  17,106

CoreComm Ltd. (a)                 675                     26,831

Crown Castle International        10,200                  328,950
Corp. (a)

Dobson Communications Corp.       1,450                   27,550
Class A

LCC International, Inc. (a)       2,700                   75,431

Leap Wireless International,      700                     61,381
Inc. (a)

Lightbridge, Inc. (a)             2,000                   47,250

Metrocall, Inc. (a)               7,100                   83,869

Nextel Communications, Inc.       18,600                  2,543,550
Class A (a)

Nextel Partners, Inc.             8,730                   279,360

Omnipoint Corp. (a)               2,500                   294,441

Paging Network, Inc. (a)          17,100                  49,697

Powertel, Inc. (a)                2,400                   224,700

Price Communications Corp.        5,265                   125,702

QUALCOMM, Inc. (a)                35,300                  5,028,044

Rural Cellular Corp. Class A      1,600                   88,400
(a)

SBA Communications Corp.          3,600                   145,800

SpectraLink Corp. (a)             3,700                   107,763

Sprint Corp. - PCS Group          43,600                  2,256,300
Series 1 (a)

Telephone & Data Systems,         4,600                   485,300
Inc.

Tritel, Inc. Class A              4,500                   142,875

United States Cellular Corp.      6,500                   435,094
(a)

VoiceStream Wireless Corp. (a)    4,700                   625,394

WebLink Wireless, Inc. Class      4,300                   77,400
A (a)

Western Wireless Corp. Class A    3,800                   184,300

                                                          15,196,646

ELECTRIC UTILITY - 1.8%

AES Corp. (a)                     10,100                  846,506

Allegheny Energy, Inc.            4,000                   103,750

Alliant Energy Corp.              5,200                   146,250

Ameren Corp.                      12,700                  381,000

American Electric Power Co.,      9,400                   264,375
Inc.

Avista Corp.                      5,800                   174,363

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Bangor Hydro-Electric Co.         200                    $ 3,050

Black Hills Corp.                 400                     8,800

Calpine Corp. (a)                 2,400                   219,600

Carolina Power & Light Co.        9,000                   267,750

Central & South West Corp.        11,000                  184,938

Cinergy Corp.                     4,900                   104,738

Citizens Utilities Co. Class      16,625                  253,531
B (a)

CMP Group, Inc.                   3,900                   110,175

CMS Energy Corp.                  12,600                  211,050

Conectiv, Inc.                    6,750                   96,188

Consolidated Edison, Inc.         15,000                  413,438

Constellation Energy Corp.        4,400                   130,900

Dominion Resources, Inc.          17,143                  628,934

DPL, Inc.                         9,350                   201,025

DQE, Inc.                         2,200                   102,300

DTE Energy Co.                    12,600                  380,363

Duke Energy Corp.                 22,900                  1,110,650

Eastern Utilities Associates      1,700                   52,806

Edison International              21,200                  557,825

Energy East Corp.                 5,900                   123,900

Entergy Corp.                     17,900                  362,475

FirstEnergy Corp.                 14,257                  266,428

Florida Progress Corp.            5,900                   251,488

FPL Group, Inc.                   12,200                  471,225

GPU, Inc.                         8,000                   199,000

IDACORP, Inc.                     3,900                   124,313

IPALCO Enterprises, Inc.          7,300                   123,644

Kansas City Power & Light Co.     1,700                   39,100

LG&E Energy Corp.                 3,800                   84,313

MidAmerican Energy Holdings,      7,200                   249,300
Inc.

Minnesota Power, Inc.             2,800                   42,875

Montana Power Co.                 3,900                   153,563

New Century Energies, Inc.        5,300                   143,431

New England Electric System       1,800                   97,200
(NEES)

Niagara Mohawk Holdings, Inc.     5,700                   66,975
(a)

NiSource, Inc.                    4,000                   51,750

Northeast Utilities               10,700                  201,294

Northern States Power Co.         4,400                   77,275

Northwestern Corp.                400                     9,050

NSTAR Companies                   1,034                   42,329

OGE Energy Corp.                  2,400                   41,250

PECO Energy Co.                   6,400                   238,800

PG&E Corp.                        27,700                  571,313

Pinnacle West Capital Corp.       6,800                   187,850

Potomac Electric Power Co.        3,300                   67,031

PPL Corp.                         4,510                   90,764

Public Service Co. of New         6,300                   96,863
Mexico

Public Service Enterprise         15,600                  452,400
Group, Inc.

Puget Sound Power & Light Co.     2,500                   50,781

Reliant Energy, Inc.              19,800                  407,138

SCANA Corp.                       1,956                   46,577



                                 SHARES                  VALUE (NOTE 1)

Sierra Pacific Resources          1,152                  $ 15,696

Southern Co.                      45,000                  998,438

TECO Energy, Inc.                 4,000                   72,000

Texas Utilities Co.               19,200                  626,400

TNP Enterprises, Inc.             2,900                   125,244

Unicom Corp.                      15,100                  570,969

Unisource Energy Corp.            3,000                   40,500

Utilicorp United, Inc.            2,700                   44,213

Wisconsin Energy Corp.            3,400                   60,138

                                                          14,939,598

GAS - 0.9%

AGL Resources, Inc.               200                     3,413

Columbia Energy Group             6,600                   389,400

Contour Energy Co. (a)            660                     502

CTG Resources, Inc.               300                     11,100

Dynegy, Inc. Class A              10,936                  512,625

Eastern Enterprises Co.           3,800                   219,925

El Paso Energy Corp.              15,500                  574,469

Energen Corp.                     900                     14,625

Enron Corp.                       38,200                  2,635,800

Equitable Resources, Inc.         2,100                   79,275

KeySpan Corp.                     14,892                  303,425

Kinder Morgan, Inc.               4,700                   131,013

MCN Energy Group, Inc.            6,500                   156,406

Midcoast Energy Resources,        3,100                   48,825
Inc.

National Fuel Gas Co.             500                     20,469

NICOR, Inc.                       8,000                   243,000

Northwest Natural Gas Co.         3,400                   66,300

ONEOK, Inc.                       1,200                   27,225

Peoples Energy Corp.              3,000                   86,813

Questar Corp.                     7,500                   104,531

Sempra Energy                     20,954                  377,172

Southwest Gas Corp.               500                     9,250

Southwestern Energy Co.           800                     5,600

UGI Corp.                         4,300                   80,625

Washington Gas Light Co.          1,300                   31,038

Western Resources, Inc.           12,300                  189,881

WICOR, Inc.                       4,000                   120,250

Williams Companies, Inc.          19,799                  827,846

Yankee Energy System, Inc.        1,800                   79,200

                                                          7,350,003

TELEPHONE SERVICES - 5.9%

Adelphia Business Solution,       900                     46,238
Inc.  Class A (a)

Alaska Communication Systems      4,600                   64,400
Group, Inc.

Allegiance Telecom, Inc. (a)      5,100                   504,263

AT&T Corp.                        169,468                 8,378,074

Bell Atlantic Corp.               88,300                  4,321,181

BellSouth Corp.                   108,000                 4,401,000

BroadWing, Inc.                   8,998                   267,128

Caprock Communications Corp.      2,600                   114,563
(a)

Carrier1 International SA ADR     11,140                  361,354

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

CenturyTel, Inc.                  10,775                 $ 362,309

Choice One Communications,        1,640                   98,400
Inc.

Commonwealth Telephone            500                     21,813
Enterprises, Inc. (a)

COMSAT Corp. Series 1             677                     11,382

Cypress Communications, Inc.      2,520                   58,748

Deltathree.com, Inc.              1,500                   62,813

e.spire Communications, Inc.      7,700                   96,250
(a)

FirstCom Corp. (a)                2,500                   92,344

Flag Telecom Holdings Ltd.        7,270                   208,104

Focal Communications Corp.        4,000                   211,250

Global TeleSystems Group,         7,700                   192,500
Inc. (a)

GST Telecommunications, Inc.      6,100                   44,606
(a)

GTE Corp.                         56,400                  3,327,600

I-Link Corp. (a)                  6,300                   55,125

iBasis, Inc.                      2,500                   201,250

ICG Communications, Inc. (a)      2,500                   78,438

Intermedia Communications,        2,400                   151,950
Inc. (a)

ITC DeltaCom, Inc. (a)            5,500                   208,656

Level 3 Communications, Inc.      17,800                  2,026,975
(a)

Mastech Corp. (a)                 3,500                   115,938

MCI WorldCom, Inc. (a)            151,725                 6,770,728

McLeodUSA, Inc. Class A (a)       9,600                   844,800

Metromedia Fiber Network,         9,637                   692,810
Inc.  Class A (a)

MGC Communications, Inc. (a)      600                     41,400

Net2Phone, Inc.                   2,400                   138,900

NEXTLINK Communications, Inc.     3,400                   374,638
 Class A (a)

NorthEast Optic Network, Inc.     1,300                   145,925
(a)

Pac-West Telecomm, Inc.           90                      3,150

Pacific Gateway Exchange,         3,600                   72,900
Inc. (a)

PNV, Inc.                         700                     2,888

Primus Telecommunications         961                     42,164
Group, Inc. (a)

Qwest Communications              38,240                  1,773,380
International, Inc. (a)

RCN Corp. (a)                     2,700                   161,663

Rhythms NetConnections, Inc.      2,600                   92,788

SBC Communications, Inc.          190,665                 7,245,270

Source Media, Inc. (a)            2,500                   37,188

Splitrock Services, Inc.          4,600                   215,050

Sprint Corp. - FON Group          49,200                  3,001,200

STAR Telecommunications, Inc.     7,605                   45,630
(a)

TALK.com, Inc. (a)                6,500                   109,688

Teligent, Inc. Class A (a)        1,500                   123,188

Time Warner Telecom, Inc.         2,500                   192,500

U.S. WEST, Inc.                   30,079                  2,184,487

U.S. LEC Corp. Class A (a)        1,600                   69,600

Ursus Telecom Corp. (a)           1,300                   22,994

Viatel, Inc. (a)                  1,491                   83,962



                                 SHARES                  VALUE (NOTE 1)

WinStar Communications, Inc.      2,000                  $ 154,750
(a)

WorldQuest Networks, Inc.         310                     10,540

Z-Tel Technologies, Inc.          1,100                   38,913

                                                          50,777,746

WATER - 0.0%

American Water Works, Inc.        6,200                   124,000

United Water Resources, Inc.      3,900                   135,769

                                                          259,769

TOTAL UTILITIES                                           88,523,762

TOTAL COMMON STOCKS                                       849,262,855
(Cost $757,862,017)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Kimco Realty Corp. Series D       36                      801
$1.875

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     1,800                   13,613
Securities Trust II
(Republic Industries, Inc.)
$1.55 TRACES

TOTAL CONVERTIBLE PREFERRED                               14,414
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Price Enterprises, Inc.           100                     1,400
Series A $1.40

TOTAL PREFERRED STOCKS                                    15,814
(Cost $28,902)

CORPORATE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED)              PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE - 0.0%

Excel Legacy Corp. 9% 11/4/04     -      $ 2,000                    1,764

NONCONVERTIBLE BONDS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE - 0.0%

Excel Legacy Corp. 10% 11/4/04    -       1,000                     882

TOTAL CORPORATE BONDS                                               2,646
(Cost $2,646)

U.S. TREASURY OBLIGATIONS -
1.2%

MOODY'S RATINGS (UNAUDITED)        PRINCIPAL AMOUNT      VALUE (NOTE 1)

U.S. Treasury Bills, yield at   -  $ 10,680,000          $ 10,586,116
date of purchase 5.29% to
5.68% 4/13/00 to 5/25/00 (c)
(Cost $10,585,776)

CASH EQUIVALENTS - 6.7%

                              SHARES

Bankers Trust Institutional    57,883,176                  57,883,176
Daily  Asset Fund, 5.9247%
(b) (Cost $57,883,176)

TOTAL INVESTMENT PORTFOLIO -                               917,750,607
106.9%
(Cost $826,362,517)

NET OTHER ASSETS - (6.9)%                                  (59,557,442)

NET ASSETS - 100%                                         $ 858,193,165


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

24 S&P 500 Stock  Index  March 2000           $ 8,232,000                          $ 78,056
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.0%

SECURITY TYPE ABBREVIATIONS

TRACES                       -   Trust Automatic Common
                                 Exchange Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,178,280.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $616,631,190 and $51,523,291.

The market value of futures contracts opened and closed during the period amounted to $626,676,164 and $628,752,444, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $21,915 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $58,013,549. The fund received cash collateral of $57,883,176 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $182,002 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $827,938,176. Net unrealized appreciation aggregated $89,812,431, of which $192,656,103 related to appreciated investment securities and $102,843,672 related to depreciated investment securities.

The fund hereby designates approximately $1,076,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 59% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentage for use in preparing 2000 income tax returns.

SPARTAN TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         FEBRUARY 29, 2000

ASSETS

Investment in securities, at                 $ 917,750,607
value  (cost $826,362,517) -
 See accompanying schedule

Receivable for investments                    283,817
sold

Receivable for fund shares                    5,700,489
sold

Dividends receivable                          864,108

Redemption fees receivable                    1,473

Receivable for daily                          207,071
variation on futures
contracts

Other receivables                             36,498

 TOTAL ASSETS                                 924,844,063

LIABILITIES

Payable to custodian bank       $ 177,280

Payable for investments          5,346,896
purchased

Payable for fund shares          2,934,874
redeemed

Accrued management fee           45,899

Other payables and  accrued      262,773
expenses

Collateral on securities         57,883,176
loaned,  at value

 TOTAL LIABILITIES                            66,650,898

NET ASSETS                                   $ 858,193,165

Net Assets consist of:

Paid in capital                              $ 762,137,999

Undistributed net investment                  1,392,866
income

Accumulated undistributed net                 3,196,155
realized gain (loss) on
investments

Net unrealized appreciation                   91,466,145
(depreciation) on investments

NET ASSETS, for 22,938,668                   $ 858,193,165
shares outstanding

NET ASSET VALUE, offering                     $37.41
price  and redemption price
per share ($858,193,165
(divided by) 22,938,668
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED FEBRUARY 29, 2000

INVESTMENT INCOME                             $ 5,724,096
Dividends

Interest                                       1,241,860

Security lending                               208,314

 TOTAL INCOME                                  7,174,270

EXPENSES

Management fee and              $ 1,253,033
sub-advisory fees

Transfer agent fees              629,720

Accounting fees                  202,088

Non-interested trustees'         1,319
compensation

Registration fees                245,809

Audit                            24,934

Legal                            2,509

Miscellaneous                    965

 Total expenses before           2,360,377
reductions

 Expense reductions              (1,071,487)   1,288,890

NET INVESTMENT INCOME                          5,885,380

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           5,576,339

 Futures contracts               418,351       5,994,690

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           75,483,623

 Futures contracts               5,928         75,489,551

NET GAIN (LOSS)                                81,484,241

NET INCREASE (DECREASE) IN                    $ 87,369,621
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999
ASSETS

Operations Net investment        $ 5,885,380                   $ 1,386,745
income

 Net realized gain (loss)         5,994,690                     943,115

 Change in net unrealized         75,489,551                    13,636,635
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       87,369,621                    15,966,495
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (4,911,129)                   (994,904)
From net investment income

 From net realized gain           (3,035,302)                   (762,761)

 TOTAL DISTRIBUTIONS              (7,946,431)                   (1,757,665)

Share transactions Net            749,760,374                   199,132,653
proceeds from sales of shares

 Reinvestment of distributions    7,501,210                     1,689,270

 Cost of shares redeemed          (192,357,117)                 (41,593,739)

 NET INCREASE (DECREASE) IN       564,904,467                   159,228,184
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

 Trading fees                     580,370                       1,006,563

  TOTAL INCREASE (DECREASE)       644,908,027                   174,443,577
IN NET ASSETS

NET ASSETS

 Beginning of period              213,285,138                   38,841,561

 End of period (including        $ 858,193,165                 $ 213,285,138
undistributed net investment
income of $1,392,866 and
$472,562, respectively)

OTHER INFORMATION
Shares

 Sold                             21,285,032                    6,798,202

 Issued in reinvestment of        207,596                       56,636
distributions

 Redeemed                         (5,368,586)                   (1,438,525)

 Net increase (decrease)          16,124,042                    5,416,313


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 G     1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 31.30    $ 27.78    $ 25.00
period

Income from Investment
Operations

Net investment income D           .41        .41        .15

Net realized and unrealized       6.14       3.33       2.45
gain (loss)

Total from investment             6.55       3.74       2.60
operations

Less Distributions

 From net investment income       (.29)      (.23)      (.08)

From net realized gain            (.19)      (.28)      -

Total distributions               (.48)      (.51)      (.08)

Trading fees added to paid in     .04        .29        .26
capital

Net asset value, end of period   $ 37.41    $ 31.30    $ 27.78

TOTAL RETURN B, C                 21.13%     14.61%     11.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 858,193  $ 213,285  $ 38,842
(000 omitted)

Ratio of expenses to average      .26% F     .27% F     .25% A, F
net assets

Ratio of net investment           1.17%      1.40%      1.91% A
income to average net assets

Portfolio turnover rate           11%        4%         7% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD.
E FOR THE PERIOD NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.  WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE YEAR ENDED FEBRUARY 29


SPARTAN EXTENDED MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,       PAST 1 YEAR  LIFE OF FUND
2000

SPARTAN EXTENDED MARKET INDEX    57.35%       66.73%

Wilshire 4500 Completion         60.97%       67.58%

Growth & Income Funds Average    8.76%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Completion Index (Wilshire 4500) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500(registered trademark). To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 934 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page. *

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,     PAST 1 YEAR  LIFE OF FUND
2000

SPARTAN EXTENDED MARKET INDEX  57.35%       24.68%

Wilshire 4500 Completion       60.97%       24.95%

Growth & Income Funds Average  8.76%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* THE LIPPER MID-CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MID-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF FEBRUARY 29, 2000, THE ONE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MID-CAP CORE FUNDS AVERAGE WAS 66.42%. THE ONE YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE MID-CAP SUPERGROUP WAS 73.94%.

$10,000 OVER LIFE OF FUND
             SPARTAN EXT MKT INDEX       WILSHIRE 4500 COMPLETION
             00398                       WA008
  1997/11/05      10000.00                    10000.00
  1997/11/30       9860.00                     9736.03
  1997/12/31      10105.01                     9974.27
  1998/01/31       9984.67                     9831.84
  1998/02/28      10738.83                    10583.68
  1998/03/31      11276.38                    11130.96
  1998/04/30      11396.50                    11271.99
  1998/05/31      10862.86                    10745.37
  1998/06/30      11044.78                    10912.78
  1998/07/31      10414.12                    10294.57
  1998/08/31       8364.44                     8299.79
  1998/09/30       9003.20                     8898.95
  1998/10/31       9532.80                     9404.68
  1998/11/30      10163.47                     9989.75
  1998/12/31      11046.24                    10835.18
  1999/01/31      11190.71                    11009.19
  1999/02/28      10596.30                    10410.18
  1999/03/31      11004.96                    10816.49
  1999/04/30      11906.15                    11679.10
  1999/05/31      11833.76                    11577.85
  1999/06/30      12353.27                    12064.12
  1999/07/31      11961.51                    11698.57
  1999/08/31      11684.72                    11407.28
  1999/09/30      11548.46                    11318.30
  1999/10/31      12144.61                    11896.67
  1999/11/30      13098.47                    12900.39
  1999/12/31      14707.15                    14678.06
  2000/01/31      14525.26                    14502.51
  2000/02/29      16673.30                    16757.65
IMATRL PRASUN   SHR__CHT 20000229 20000323 100909 R00000000000031

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 29, 2000, the value of the investment would have been $16,673 - a 66.73% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $16,758 - a 67.58% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN EXTENDED MARKET INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the 12 months that ended February 29, 2000, the fund delivered a return of 57.35% (figure does not include the purchase fee, which was discontinued on April 28, 1999). During this time frame, the Wilshire 4500 Completion Index returned 60.97%. The fund also compares its performance against the growth & income funds average, as tracked by Lipper Inc., which returned 8.76% during the same 12-month period.

Q. IT'S UNUSUAL FOR THE FUND TO DEVIATE FROM THE WILSHIRE INDEX TO SUCH A DEGREE. WHY THE DISPARITY?

A. The biggest contributor was the fund's rapid growth, especially over the last four months of the period. New cash coming in has to be invested as quickly as possible, which leads to transaction costs that create a drag on returns. To mitigate transaction costs, we invest cash temporarily using highly liquid stock index futures contracts, which cost much less than individual stocks to trade. Unfortunately, the most liquid stock index futures are based on large-cap indexes like the S&P 500, and these don't track the fund's index very well at times. Finally, the fund normally holds a selection of the stocks in the index, because it is inefficient to invest in thousands of stocks at a time. This worked against the fund over the period, because the smallest-capitalization stocks in the index - which the fund generally did not own - were among the best performers.

Q. WHAT WAS THE INVESTMENT CLIMATE LIKE FOR DOMESTIC STOCKS DURING THE PAST 12 MONTHS?

A. It was a tale of two periods, and two markets, for that matter. Productivity gains set the stage for a high-growth, low-inflationary environment for stocks, which kept the Federal Reserve Board on the sidelines and interest rates relatively steady for the first two months of the period. These conditions allowed for strong gains shared among the market's biggest stocks. It was, however, a short-lived period of prosperity for many of these leading companies, as an inflation-wary Fed sparked a sea change with its shift in monetary policy to a tightening bias in May. This move spelled the beginning of an extended period of actual tightening, which culminated in four quarter-point rate hikes levied during the last nine months of the period. Persistent fears about inflation, Fed tightening and rising energy prices consumed investors, inducing a wholesale shift to smaller-cap issues within the technology, biotechnology and communications sectors, which were seemingly more resilient to interest-rate activity. Investors flocked to the stocks expected to power the new economy, those with superior earnings-growth potential, and specifically focused on those engaged in building Internet infrastructure and pioneering genetic research. The performance disparity created between old economy stocks, such as auto parts manufacturer Federal-Mogul, and the tech names representing the new economy, such as Juniper Networks, widened over the course of the period. The broader market, as reflected in the Wilshire 4500 - home to many of the period's top performers - benefited from this phenomenon, posting an outstanding 12-month return.

Q. WHAT STOCKS HELPED? WHICH HURT?

A. The fund benefited the most from its exposure to leading communications equipment and Internet infrastructure names such as JDS Uniphase, Juniper Networks, Veritas Software and i2 Technologies. Its stake in high-flying biotech stocks Immunex and Celera Genomics also added meaningfully to performance. On the downside, the growth prospects found in auto parts manufacturer Federal-Mogul, Berkshire Hathaway - a big player in the property and casualty insurance business - and Pepsi were not exciting enough to hold the attention of tech-minded investors.

Q. WHAT'S YOUR OUTLOOK?

A. The Fed remains concerned about current economic conditions and is poised to silence any sign of inflation, or anything else for that matter that threatens to disturb this extended period of prosperity. Valuation levels, for one thing, are extremely high for new economy stocks and are only justifiable to the extent of their expected earnings growth. There is the concern that productivity, the one element that has held inflation at bay and enabled the economy's advances up to this point, could, in turn, have a negative effect on the economy, fueling price pressures by boosting demand. Time will tell as to how all of this will ultimately play out.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-2.


(checkmark)FUND FACTS

GOAL: seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies

FUND NUMBER: 398

TRADING SYMBOL: FSEMX

START DATE: November 5, 1997

SIZE: as of February 29, 2000, more than $458 million

SUB-ADVISER: Bankers Trust, since inception

SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
29, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

JDS Uniphase Corp.              1.7                     0.3

Berkshire Hathaway, Inc.        1.4                     3.1
Class A

VERITAS Software Corp.          1.1                     0.3

Juniper Networks, Inc.          0.9                     0.0

Level 3 Communications, Inc.    0.8                     0.7

Qwest Communications            0.8                     0.7
International, Inc.

Sycamore Networks, Inc.         0.8                     0.0

CMGI, Inc.                      0.7                     0.3

Immunex Corp.                   0.7                     0.4

Cox Communications, Inc.        0.6                     0.6
Class A

                                9.5                     6.4

TOP TEN MARKET SECTORS AS OF
FEBRUARY 29, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

TECHNOLOGY                      43.0                    23.2

HEALTH                          9.1                     7.2

UTILITIES                       9.0                     8.5

FINANCE                         8.5                     16.2

MEDIA & LEISURE                 6.8                     7.7

CONSTRUCTION & REAL ESTATE      3.8                     6.5

SERVICES                        3.4                     4.3

INDUSTRIAL MACHINERY &          2.4                     2.4
EQUIPMENT

RETAIL & WHOLESALE              2.3                     3.8

ENERGY                          2.3                     3.6



SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets


COMMON STOCKS - 97.1%

                                 SHARES       VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.4%

AEROSPACE & DEFENSE - 0.2%

AAR Corp.                         5,550       $ 131,813

Advanced Aerodynamics &           600          2,156
Structures, Inc. Class A (a)

Alliant Techsystems, Inc. (a)     2,308        124,921

Aviall, Inc. (a)                  2,500        20,469

BE Aerospace, Inc. (a)            6,000        53,250

Cordant Technologies, Inc.        5,800        187,775

Curtiss-Wright Corp.              300          11,100

Datron Systems, Inc. (a)          2,800        48,300

Fairchild Corp. Class A (a)       450          2,756

GenCorp, Inc.                     1,300        10,156

Harsco Corp.                      2,500        62,031

Howmet International, Inc. (a)    5,200        95,225

Kellstrom Industries, Inc. (a)    5,700        39,544

Moog, Inc. Class A (a)            200          3,575

OEA, Inc. (a)                     900          6,131

Orbital Sciences Corp. (a)        1,100        19,250

Precision Castparts Corp.         5,600        144,550

Primex Technologies, Inc.         1,500        31,500

Sequa Corp. Class A (a)           300          11,119

Simula, Inc. (a)                  100          450

Standex International Corp.       400          6,325

Sturm Ruger & Co., Inc.           800          7,800

United Industrial Corp.           100          856

Woodward Governor Co.             300          6,900

                                               1,027,952

DEFENSE ELECTRONICS - 0.1%

Alpha Industries, Inc. (a)        1,500        217,781

Anaren Microwave, Inc. (a)        1,200        91,050

Ashton Technology Group, Inc.     4,500        45,844
(a)

Cubic Corp.                       200          5,075

Datum, Inc. (a)                   2,900        61,625

Ducommun, Inc. (a)                150          1,397

Flir Systems, Inc.                600          9,525

Frequency Electronics, Inc.       150          3,450

Herley Industries, Inc. (a)       1,900        30,756

REMEC, Inc. (a)                   1,900        70,063

                                               536,566

SHIP BUILDING & REPAIR - 0.1%

Dril-Quip, Inc. (a)               400          13,575

Newport News Shipbuilding,        4,800        135,900
Inc.

                                               149,475

TOTAL AEROSPACE & DEFENSE                      1,713,993

BASIC INDUSTRIES - 1.8%

CHEMICALS & PLASTICS - 0.8%

A. Schulman, Inc.                 2,600        34,450

Airgas, Inc. (a)                  1,600        11,100

Albemarle Corp.                   1,440        21,690



                                 SHARES       VALUE (NOTE 1)

Arch Chemicals, Inc.              2,750       $ 52,422

Atmi, Inc. (a)                    3,800        179,313

Bush Boake Allen, Inc. (a)        700          19,600

Cabot Corp.                       10,300       227,888

Carbide/Graphite Group, Inc.      2,600        14,138
(a)

ChemFirst, Inc.                   600          11,700

CK Witco Corp.                    6,795        72,197

Cytec Industries, Inc. (a)        6,800        164,900

Dexter Corp.                      4,000        184,500

Ethyl Corp.                       1,200        3,825

First Years, Inc.                 200          1,625

Foamex International, Inc. (a)    800          6,800

General Chemical Group, Inc.      1,000        2,250

GenTek, Inc.                      400          5,400

Geon Co.                          1,600        33,400

Georgia Gulf Corp.                5,600        127,400

Gundle/SLT Environmental,         100          338
Inc. (a)

H.B. Fuller Co.                   2,700        165,713

Hawkins Chemicals, Inc.           100          813

IMC Global, Inc.                  16,380       221,130

International Specialty           2,200        14,575
Products, Inc. (a)

Isolyser, Inc. (a)                1,000        4,625

Ivex Packaging Corp. (a)          2,300        17,394

Lamson & Sessions Co. (a)         100          763

LESCO, Inc.                       1,700        27,413

Lubrizol Corp.                    6,400        158,800

Lydall, Inc. (a)                  500          3,531

Lyondell Chemical Co.             18,000       154,125

M.A. Hanna Co.                    1,700        19,444

MacDermid, Inc.                   1,700        58,119

McWhorter Technologies, Inc.      200          2,775
(a)

Medical Manager Corp. (a)         4,137        348,284

Millennium Chemicals, Inc.        5,700        79,800

Minerals Technologies, Inc.       4,100        166,306

Mississippi Chemical Corp.        800          6,000

Myers Industries, Inc.            550          7,803

NL Industries, Inc.               1,700        24,544

North American Scientific,        2,600        81,900
Inc. (a)

NuCo2, Inc. (a)                   2,200        32,725

Oil-Dri Corp. of America          100          863

Olin Corp.                        9,100        141,050

OM Group, Inc.                    1,600        59,600

Park Electrochemical Corp.        300          6,825

Scotts Co. Class A (a)            1,300        42,250

Solutia, Inc.                     17,100       236,194

Spartech Corp.                    2,000        51,000

Stepan Co.                        300          6,150

Synalloy Corp.                    100          750

Synthetech, Inc. (a)              100          575

Terra Industries, Inc.            1,900        4,394

Tredegar Industries, Inc.         1,155        32,629

Tuscarora Plastics, Inc.          100          1,113

Uniroyal Technology Corp. (a)     1,900        104,738

USEC, Inc.                        25,400       90,488

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS -
CONTINUED

Valhi, Inc.                       3,600       $ 40,050

Valspar Corp.                     4,500        147,656

Viskase Companies, Inc. (a)       100          119

Wellman, Inc.                     4,200        78,225

                                               3,816,187

IRON & STEEL - 0.2%

Advanced Technical Products,      100          875
Inc. (a)

AK Steel Holding Corp.            17,040       141,645

Ampco-Pittsburgh Corp.            100          1,213

Atchison Casting Corp. (a)        100          825

Barnes Group, Inc.                200          2,838

Birmingham Steel Corp.            3,300        15,263

Carpenter Technology Corp.        2,800        62,300

Cleveland-Cliffs, Inc.            2,400        59,850

Cold Metal Products, Inc.         100          388

Commercial Metals Co.             700          19,338

Gibraltar Steel Corp.             300          5,063

Huntco, Inc. Class A              100          438

Insteel Industries, Inc.          400          3,075

Keystone Consolidated             100          519
Industries, Inc. (a)

KRUG International Corp. (a)      100          175

LTV Corp.                         8,200        27,163

Material Sciences Corp. (a)       600          8,663

Mueller Industries, Inc. (a)      4,900        140,263

National Steel Corp. Class B      1,400        9,800

Northwest Pipe Co. (a)            400          5,300

NS Group, Inc. (a)                700          8,181

Oregon Steel Mills, Inc.          1,000        4,125

Roanoke Electric Steel Corp.      350          5,950

Rouge Industries, Inc. Class A    500          3,844

Schnitzer Steel Industries,       100          1,550
Inc. Class A

SEMX Corp. (a)                    100          1,125

Shiloh Industries, Inc. (a)       400          4,175

SPS Technologies, Inc. (a)        1,000        32,688

Steel Dynamics, Inc. (a)          8,400        129,150

Steel Technologies, Inc.          4,900        45,938

Sun Hydraulics Corp.              100          694

Titan International, Inc.         700          5,163

Watts Industries, Inc. Class A    800          11,600

Webco Industries, Inc. (a)        100          388

Weirton Steel Corp. (a)           9,000        85,500

WHX Corp. (a)                     3,100        25,188

                                               870,253

METALS & MINING - 0.2%

Amcol International Corp.         450          7,088

Belden, Inc.                      1,000        22,625

Brush Wellman, Inc.               600          10,050

Cable Design Technology Corp.     850          19,656
(a)

Castle A.M. & Co.                 400          5,100

Century Aluminum Co.              2,000        27,250



                                 SHARES       VALUE (NOTE 1)

Commonwealth Industries, Inc.     2,300       $ 21,994

CommScope, Inc. (a)               5,600        218,050

Encore Wire Corp. (a)             450          3,009

General Cable Corp.               2,550        25,500

Hecla Mining Co. (a)              10,800       15,525

IMCO Recycling, Inc.              500          4,969

Kaiser Aluminum Corp. (a)         2,400        13,650

Martin Marietta Materials,        6,900        244,950
Inc.

Matthews International Corp.      500          12,094
Class A

MAXXAM, Inc. (a)                  200          5,875

McMoRan Exploration Co. (a)       88           1,760

Metals USA, Inc.                  1,200        9,300

Olympic Steel, Inc. (a)           500          2,250

Optical Cable Corp. (a)           4,400        234,300

Quanex Corp.                      600          12,788

Reliance Steel & Aluminum Co.     900          17,438

RTI International Metals,         2,400        16,950
Inc. (a)

Ryerson Tull, Inc.                764          10,123

Special Metals Corp. (a)          200          600

Superior Telecom, Inc.            4,460        55,750

Titanium Metals Corp.             2,900        13,231

Tremont Corp.                     200          2,738

Wolverine Tube, Inc. (a)          2,100        27,169

                                               1,061,782

PACKAGING & CONTAINERS - 0.1%

Alltrista Corp. (a)               100          2,338

BWAY Corp. (a)                    100          675

EarthShell Corp. (a)              3,100        18,794

Gaylord Container Corp. Class     1,700        9,138
A (a)

Greif Brothers Corp. Class A      700          22,050

Longview Fibre Co.                1,600        21,800

Packaging Corp. of America        16,700       181,613

Shorewood Packaging Corp. (a)     900          18,675

Silgan Holdings, Inc. (a)         500          6,313

Sonoco Products Co.               11,050       203,734

U.S. Can Corp. (a)                200          2,550

                                               487,680

PAPER & FOREST PRODUCTS - 0.5%

Albany International Corp.        1,045        15,153
Class A

American Pad & Paper Co. (a)      400          104

Bowater, Inc.                     5,900        290,206

Buckeye Technologies, Inc. (a)    500          7,969

Caraustar Industries, Inc.        800          13,300

Chesapeake Corp.                  3,100        68,781

Consolidated Papers, Inc.         12,800       485,600

Georgia-Pacific Corp. -           11,600       255,925
Timber Group

Mail-Well, Inc. (a)               1,300        11,294

P.H. Glatfelter Co.               1,300        15,925

PalEx, Inc. (a)                   100          1,000

Pentair, Inc.                     6,900        237,188

Pope & Talbot, Inc.               400          7,650

Precept Business Services,        600          1,763
Inc. (a)

Rayonier, Inc.                    2,800        111,300

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Rock-Tenn Co. Class A             700         $ 7,875

Smurfit-Stone Container Corp.     25,000       340,625
(a)

The St. Joe Co.                   3,900        94,331

Trex Co., Inc.                    1,100        27,225

U.S. Timberlands Co. LP           6,000        60,750

Wausau-Mosinee Paper Corp.        1,740        22,729

Workflow Management, Inc. (a)     2,801        63,723

                                               2,140,416

TOTAL BASIC INDUSTRIES                         8,376,318

CONSTRUCTION & REAL ESTATE -
3.8%

BUILDING MATERIALS - 0.6%

ACX Technologies, Inc.            900          2,869

Alyn Corp. (a)                    100          169

American Access Technologies,     3,100        49,988
Inc. (a)

American Standard Companies,      9,200        320,850
Inc. (a)

American Woodmark Corp.           100          1,650

Ameron International Corp.        100          3,488

Barnett, Inc. (a)                 600          6,563

C3, Inc. (a)                      600          4,200

Carlisle Companies, Inc.          4,200        139,125

Centex Construction Products,     700          16,275
Inc.

Continental Materials Corp.       500          11,000
(a)

Dal-Tile International, Inc.      3,600        25,200
(a)

Drew Industries, Inc. (a)         100          813

Elcor Corp.                       825          27,638

Fastenal Co.                      5,300        234,194

Ferro Corp.                       1,300        24,538

Florida Rock Industries, Inc.     3,100        103,269

Flowserve Corp.                   1,200        13,800

Hexcel Corp. (a)                  1,100        5,363

Hussmann International, Inc.      6,400        92,400

Huttig Building Products,         7,400        31,450
Inc. (a)

Industrial Holdings, Inc. (a)     100          213

ITEQ, Inc. (a)                    300          413

Johns Manville Corp.              6,200        50,375

Justin Industries, Inc.           900          16,256

Lafarge Corp.                     8,000        157,500

Lennox International, Inc.        3,216        30,552

Lilly Industries, Inc. Class A    700          9,931

Mestek, Inc. (a)                  100          1,669

Mobile Mini, Inc. (a)             2,000        33,750

Nanophase Technologies Corp.      3,800        46,966
(a)

Nortek, Inc. (a)                  100          2,188

Park-Ohio Holdings Corp. (a)      2,400        20,100

Penn Engineering &                100          2,388
Manufacturing Corp.
(non-vtg.)

Questron Technology, Inc. (a)     3,900        38,634

Republic Group, Inc.              400          4,350



                                 SHARES       VALUE (NOTE 1)

Robbins & Myers, Inc.             200         $ 3,775

Rock of Ages Corp. Class A (a)    600          3,150

ROHN Industries, Inc. (a)         2,000        9,875

RPM, Inc.                         20,025       200,250

Selas Corp. of America            100          631

Shaw Group (a)                    100          2,450

Southdown, Inc.                   5,264        261,226

Tecumseh Products Co. Class A     3,500        150,938

Texas Industries, Inc.            2,600        78,000

Thermo TerraTech, Inc. (a)        200          1,363

United Dominion Industries        1,479        27,803
Ltd.

Universal Forest Products,        2,500        29,688
Inc.

USG Corp.                         7,300        237,250

Water Pik Technologies, Inc.      4,400        29,700
(a)

Watsco, Inc. Class A              900          7,538

West Pharmaceutical Services,     479          14,101
Inc.

White Cap Industries, Inc. (a)    4,400        69,300

York International Corp.          5,800        105,125

                                               2,762,290

CONSTRUCTION - 0.2%

American Homestar Corp. (a)       500          1,063

Avatar Holdings, Inc. (a)         1,100        18,563

Beazer Homes USA, Inc. (a)        300          5,550

Butler Manufacturing Co.          200          5,063

California Coastal                2,900        17,763
Communities, Inc. (a)

Calton, Inc. (a)(d)               10,400       49,400

Castle & Cooke, Inc. (a)          610          8,197

Cavalier Homes, Inc.              600          2,213

Clayton Homes, Inc.               10,075       81,859

Crossman Communities, Inc. (a)    1,700        26,563

D.R. Horton, Inc.                 10,250       115,313

Del Webb Corp. (a)                1,900        28,500

Dominion Homes, Inc. (a)          200          1,225

Emcor Group, Inc. (a)             1,600        36,000

Engle Homes, Inc.                 500          5,219

Fleetwood Enterprises, Inc.       7,200        111,150

Granite Construction, Inc.        900          22,444

Jacobs Engineering Group,         3,900        109,444
Inc. (a)

Lennar Corp.                      9,600        158,400

M. D. C. Holdings, Inc.           1,700        25,819

M/I Schottenstein Homes, Inc.     200          2,888

Modtech Holdings, Inc. (a)        425          3,931

NCI Building Systems, Inc. (a)    1,100        16,638

NVR, Inc. (a)                     1,000        44,125

Oakwood Homes Corp.               9,000        23,063

Palm Harbor Homes, Inc. (a)       750          12,188

Robertson Ceco Corp. (a)          100          981

Ryland Group, Inc.                1,900        33,725

Schuler Homes, Inc. (a)           100          606

Skyline Corp.                     200          4,300

Southern Energy Homes, Inc.       400          575
(a)

Standard Pacific Corp.            3,000        31,875

Toll Brothers, Inc. (a)           4,700        78,138

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

U.S. Home Corp. (a)               1,800       $ 61,650

Walter Industries, Inc.           1,600        13,600

                                               1,158,031

ENGINEERING - 0.2%

Able Telcom Holding Corp. (a)     3,800        17,813

Anthony & Sylvan Pools Corp.      30           221
(a)

Apogee Enterprises, Inc.          800          3,700

Arguss Holdings, Inc. (a)         100          1,706

Biospherics, Inc. (a)             400          4,775

Comfort Systems USA, Inc. (a)     1,200        9,450

DSP Group, Inc. (a)               700          61,469

DualStar Technologies Corp.       4,500        43,875
(a)

Dycom Industries, Inc. (a)        3,825        191,250

Encompass Services Corp. (a)      406          2,918

Harding Lawson Associates         100          813
Group, Inc. (a)

Harris Interactive, Inc.          4,200        40,950

IDM Environmental Corp. (a)       2,270        38,164

MasTec, Inc. (a)                  3,100        178,638

Morrison Knudsen Corp. (a)        1,000        6,875

NetRatings, Inc.                  2,100        75,206

Noble International Ltd. (a)      2,600        36,400

Primark Corp. (a)                 94           2,074

Quanta Services, Inc. (a)         1,900        76,950

Stone & Webster, Inc.             2,100        26,775

Sylvan Learning Systems (a)       6,350        94,456

ThermoRetec Corp.                 100          688

TransCoastal Marine Services,     1,000        2,781
Inc. (a)

URS Corp. (a)                     500          6,813

VSI Holdings, Inc. (a)            100          350

Xceed, Inc. (a)                   1,800        56,475

                                               981,585

REAL ESTATE - 0.2%

American Realty Trust, Inc.       100          1,694

Bluegreen Corp. (a)               800          2,750

BridgeStreet Accomodations,       300          581
Inc. (a)

Catellus Development Corp. (a)    7,700        94,806

CB Richard Ellis Services,        1,500        15,563
Inc. (a)

Consolidated-Tomoka Land Co.      2,000        22,875

Fairfield Communities, Inc.       7,600        66,975
(a)

FlightServ.com (a)                2,400        19,800

Forest City Enterprises, Inc.     900          24,525
Class A

Getty Realty Corp.                400          4,825

Globe Business Resources,         100          1,225
Inc. (a)

Grubb & Ellis Co. (a)             700          3,456

Homestead Village, Inc. (a)       600          1,313

Hovnanian Enterprises, Inc.       100          588
Class A (a)

Insignia Financial Group,         866          10,284
Inc. (a)

Iron Mountain, Inc. (a)           6,930        211,365

Jones Lang LaSalle, Inc. (a)      2,400        29,400



                                 SHARES       VALUE (NOTE 1)

Kaiser Ventures, Inc. (a)         100         $ 1,500

Kennedy-Wilson, Inc. (a)          2,000        12,000

LNR Property Corp.                800          15,600

Merry Land Properties, Inc.       65           366
(a)

Newhall Land & Farming Co.        2,700        76,106

Plains All American Pipeline      4,900        72,581
LP

ResortQuest International,        1,600        8,000
Inc. (a)

Silverleaf Resorts, Inc. (a)      100          663

Stewart Enterprises, Inc.         23,000       97,750
Class A

Stratus Properties, Inc. (a)      100          406

Syntroleum Corp. (a)              4,400        97,350

Trammell Crow Co. (a)             3,000        36,000

Trendwest Resorts, Inc. (a)       1,000        24,375

Vornado Operating Co. (a)         81           901

Wellsford Real Properties,        625          4,766
Inc. (a)

                                               960,389

REAL ESTATE INVESTMENT TRUSTS
- 2.6%

Alexander's, Inc. (a)             100          7,569

Alexandria Real Estate            400          12,225
Equities, Inc.

AMB Property Corp.                7,800        157,463

American Real Estate Partners     200          1,538
LP (a)

AMLI Residential Properties       500          10,219
Trust (SBI)

Annaly Mortgage Management,       3,500        28,000
Inc.

Apartment Investment &            9,517        352,129
Management Co. Class A

Archstone Communities Trust       19,700       385,381

Arden Realty Group, Inc.          9,300        193,556

Associated Estates Realty         700          6,213
Corp.

Avalonbay Communities, Inc.       9,814        331,223

Banyan Strategic Realty Trust     100          538
(SBI)

Bedford Property Investors,       100          1,675
Inc.

Boston Properties, Inc.           10,400       315,250

Boykin Lodging Co.                500          5,938

Bradley Real Estate, Inc.         700          12,206
(SBI)

Brandywine Realty Trust           900          14,400

BRE Properties, Inc. Class A      1,200        28,350

Burnham Pacific Properties,       400          3,975
Inc.

Camden Property Trust (SBI)       3,151        84,486

Capital Automotive                10,200       127,500

Capstead Mortgage Corp.           1,396        5,846

Captec Net Lease Realty, Inc.     7,200        59,400

CarrAmerica Realty Corp.          3,600        76,500

CBL & Associates Properties,      900          20,138
Inc.

Center Trust, Inc.                800          6,100

CenterPoint Properties Trust      600          21,788

Charles E. Smith Residential      200          6,988
Realty, Inc.

Chateau Communities, Inc.         900          22,275

Chelsea GCA Realty, Inc.          500          13,250

Colonial Properties Trust         2,600        64,838
(SBI)

Commercial Net Lease Realty,      1,000        10,188
Inc.

Cornerstone Properties, Inc.      14,600       246,375

Cousins Properties, Inc.          1,000        35,500

Crescent Real Estate Equities     19,000       324,188
Co.

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Criimi Mae, Inc.                  2,260       $ 2,401

Crown American Realty Trust       900          5,231

Developers Diversified Realty     5,900        67,850
Corp.

Duke-Weeks Realty Corp.           18,228       334,940

Dynex Capital, Inc. (a)           375          2,672

Eastgroup Properties, Inc.        500          9,844

Entertainment Properties Trust    3,200        44,400

Equity Inns, Inc.                 11,300       73,450

Equity Office Properties Trust    29,662       710,034

Equity Residential Properties     15,389       614,598
Trust (SBI)

Essex Property Trust, Inc.        600          21,150

Federal Realty Investment         1,300        25,025
Trust (SBI)

FelCor Lodging Trust, Inc.        10,105       173,048

First Industrial Realty           7,000        182,000
Trust, Inc.

First Union Real Estate           1,480        6,568
Equity & Mortgage Investments

Franchise Finance Corp. of        3,600        81,000
America

Gables Residential Trust (SBI)    1,000        22,000

General Growth Properties,        7,400        214,138
Inc.

Glenborough Realty Trust,         7,500        112,031
Inc.

Glimcher Realty Trust (SBI)       800          9,900

Great Lakes REIT, Inc.            200          3,025

Health Care Property              3,224        80,197
Investors, Inc.

Health Care REIT, Inc.            6,700        104,269

Healthcare Realty Trust, Inc.     10,066       163,573

Highwoods Properties, Inc.        9,700        203,094

Home Properties of New York,      600          16,050
Inc.

Hospitality Properties Trust      8,600        166,625
(SBI)

Host Marriott Corp.               31,400       278,675

HRPT Properties Trust             26,100       208,800

Humphrey Hospitality Trust        130          845
(REIT)

Impac Mortgage Holdings, Inc.     700          2,406

Imperial Credit Commercial        4,900        56,044
Mortgage Investment Corp.

Indymac Mortgage Holdings,        14,700       186,506
Inc.

Innkeepers USA Trust              7,100        55,913

IRT Property Co.                  1,000        7,875

Jameson Inns, Inc.                100          700

JDN Realty Corp.                  3,600        38,700

JP Realty, Inc.                   500          9,031

Kilroy Realty Corp.               900          19,238

Kimco Realty Corp.                7,200        247,950

Koger Equity, Inc.                200          3,538

Konover Property Trust, Inc.      100          563

Kranzco Realty Trust              100          844

Lexington Corporate               100          1,038
Properties Trust

Liberty Property Trust (SBI)      7,500        170,156

LTC Properties, Inc.              200          1,175

Macerich Co.                      1,500        30,188



                                 SHARES       VALUE (NOTE 1)

Mack-Cali Realty Corp.            8,400       $ 199,500

Manufactured Home                 800          18,300
Communities, Inc.

Meditrust Corp. unit              30,134       84,752

MeriStar Hospitality Corp.        8,854        141,111

MGI Properties, Inc.              400          2,075

Mid-America Apartment             700          16,013
Communities, Inc.

Mills Corp.                       4,900        82,994

National Golf Properties,         400          8,625
Inc.

National Health Investors,        200          2,663
Inc.

Nationwide Health Properties,     1,400        16,013
Inc.

New Plan Excel Realty Trust       18,240       254,220

Omega Healthcare Investors,       600          3,600
Inc.

Pacific Gulf Properties, Inc.     300          6,056

Pan Pacific Retail                600          10,763
Properties, Inc.

Parkway Properties, Inc.          100          2,963

Pennsylvania Real Estate          400          6,625
Investment Trust

Pinnacle Holdings, Inc.           2,600        152,100

Post Properties, Inc.             5,600        210,700

Prentiss Properties Trust         2,800        57,575
(SBI)

Prime Retail, Inc.                479          1,108

Prison Realty Corp.               3,925        20,116

ProLogis Trust                    21,820       394,124

Public Storage, Inc.              14,472       319,289

Realty Income Corp.               800          16,650

Reckson Associates Realty         4,000        74,000
Corp.

Redwood Trust, Inc.               300          3,619

Regency Realty Corp.              1,900        35,981

RFS Hotel Investors, Inc.         900          9,563

Saul Centers, Inc.                100          1,431

Senior Housing Properties         940          8,108
Trust (REIT)

Shurgard Storage Centers,         900          21,263
Inc. Class A

Simon Property Group, Inc.        19,600       460,600

SL Green Realty Corp.             200          4,650

Sovran Self Storage, Inc.         400          7,575

Spieker Properties, Inc.          8,000        321,000

Starwood Financial, Inc.          5,258        88,729

Storage USA, Inc.                 900          28,294

Summit Properties, Inc.           1,100        20,900

Sun Communities, Inc.             500          14,750

Tanger Factory Outlet             100          1,944
Centers, Inc.

Taubman Centers, Inc.             1,700        17,638

The Rouse Co.                     10,000       218,750

Thornburg Mortgage Asset          600          4,838
Corp.

Town & Country Trust              500          8,781

United Dominion Realty Trust,     8,300        83,000
Inc.

Universal Health Realty           100          1,519
Income Trust

Urban Shopping Centers, Inc.      500          13,875

Ventas, Inc.                      2,000        6,750

Vornado Realty Trust              11,024       336,921

Walden Residential                5,500        126,844
Properties, Inc.

Washington (SBI)                  700          10,763

Weingarten Realty Investors       800          30,000
(SBI)

Western Properties Trust          500          5,313

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Westfield America, Inc.           1,000       $ 14,125

Winston Hotels, Inc.              500          3,750

Wyndham International, Inc.       7,215        17,136
Class A (a)

                                               11,792,851

TOTAL CONSTRUCTION & REAL                      17,655,146
ESTATE

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Aftermarket Technology Corp.      700          8,225
(a)

Amcast Industrial Corp.           1,000        11,938

Arvin Industries, Inc.            3,700        67,988

AutoNation, Inc. (a)              45,800       346,363

Aviation Sales Co. (a)            2,600        19,338

Bandag, Inc.                      800          18,800

Barrett Resources Corp. (a)       5,900        171,838

Borg-Warner Automotive, Inc.      5,200        166,400

Boyds Wheels, Inc. (a)            800          32

Breed Technologies, Inc. (a)      2,500        1,800

Casey's General Stores, Inc.      13,300       111,388

CLARCOR, Inc.                     750          14,578

Colonels International, Inc.      200          1,325
(a)

Copart, Inc. (a)                  5,400        113,569

CSK Auto Corp. (a)                600          6,900

Discount Auto Parts, Inc. (a)     500          5,438

Donnelly Corp. Class A            100          1,213

Dura Automotive Systems, Inc.     2,144        28,006
 Class A (a)

Evans Systems, Inc. (a)           3,400        11,900

Federal Signal Corp.              8,600        128,463

Federal-Mogul Corp.               11,400       155,325

Fidelity Holdings, Inc. (a)       5,900        89,975

Gentex Corp. (a)                  6,500        189,922

Getty Petroleum Marketing,        100          200
Inc. (a)

Giant Industries, Inc. (a)        87           701

Hayes Lemmerz International,      900          17,888
Inc. (a)

IMPCO Technologies, Inc. (a)      2,100        107,494

Intermet Corp.                    3,100        34,875

Keystone Automotive               3,200        17,000
Industries, Inc. (a)

Kroll-O'Gara Co. (a)              4,600        76,475

Lear Corp. (a)                    9,900        209,138

Lithia Motors, Inc. (a)           900          13,444

Lufkin Industries, Inc.           200          3,000

Mascotech, Inc.                   1,400        19,600

McLaren Automotive Group,         300          713
Inc. (a)

Meritor Automotive, Inc.          6,800        95,200

Miller Industries, Inc. (a)       1,500        5,531

Modine Manufacturing Co.          900          20,531

Monaco Coach Corp. (a)            600          10,800

Monro Muffler Brake, Inc. (a)     1,105        9,393

O'Reilly Automotive, Inc. (a)     9,200        128,800



                                 SHARES       VALUE (NOTE 1)

Oshkosh Truck Co.                 1,750       $ 46,375

Raytech Corp. (a)                 100          356

Simpson Industries, Inc.          600          6,038

Sonic Automotive, Inc. (a)        2,700        23,119

Spartan Motors, Inc.              100          406

SPX Corp. (a)                     4,000        348,250

Standard Motor Products, Inc.     1,000        13,563

Strattec Security Corp. (a)       1,000        33,250

Superior Industries               2,400        57,300
International, Inc.

Supreme Industries, Inc.          96           522
Class A

TBC Corp. (a)                     700          3,675

Tower Automotive, Inc. (a)        3,800        45,125

Ugly Duckling Corp. (a)           200          1,575

United Auto Group, Inc. (a)       300          2,513

Wabash National Corp.             700          9,800

Wynn's International, Inc.        550          7,322

                                               3,040,696

CONSUMER DURABLES - 0.1%

Ballantyne of Omaha, Inc.         530          3,478

Blyth Industries, Inc. (a)        6,800        152,575

Boyds Collection, Ltd.            3,000        19,125

Daktronics, Inc. (a)              3,200        32,800

Department 56, Inc. (a)           2,600        36,725

Dupont Photomasks, Inc. (a)       2,500        146,250

Libbey, Inc.                      800          21,500

Lifetime Hoan Corp.               100          638

Mikasa, Inc.                      500          4,563

Oneida Ltd.                       450          7,988

Printrak International, Inc.      100          1,069
(a)

SAF T LOK, Inc. (a)               2,100        3,281

Shuffle Master, Inc. (a)          800          8,500

Simpson Manufacturing Co.         400          16,950
Ltd. (a)

Sola International, Inc. (a)      1,600        8,000

                                               463,442

CONSUMER ELECTRONICS - 0.5%

Audible, Inc.                     4,200        53,550

Boston Acoustics, Inc.            200          2,888

Digital Video Systems, Inc.       1,400        15,488
(a)

Fossil, Inc. (a)                  5,825        132,155

General Motors Corp. Class H      13,900       1,674,950
(a)

Harman International              2,900        179,619
Industries, Inc.

Movado Group, Inc.                2,600        46,800

National Presto Industries,       400          12,650
Inc.

Odetics, Inc. Class B (a)         400          10,425

Parkervision, Inc. (a)            1,200        39,000

Recoton Corp. (a)                 4,300        59,931

Royal Appliance Manufacturing     600          3,188
Co. (a)

Salton, Inc. (a)                  2,050        96,606

SRS Labs, Inc. (a)                3,600        76,500

Sunbeam Corp. (a)                 4,208        17,358

Sunbeam Corp. warrants            610          0
8/24/03 (a)

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS -
CONTINUED

U.S. Industries, Inc.             9,560       $ 109,343

Universal Electronics, Inc.       2,600        51,350
(a)

                                               2,581,801

HOME FURNISHINGS - 0.2%

Bassett Furniture Industries,     400          5,400
Inc.

Bush Industries, Inc. Class       100          1,319
A.

Ethan Allen Interiors, Inc.       5,900        137,544

Falcon Products, Inc.             100          1,125

Flooring America, Inc. (a)        600          3,225

Furniture Brands                  8,600        138,138
International, Inc. (a)

Haverty Furniture Companies,      600          6,488
Inc.

Heilig-Meyers Co.                 1,800        5,850

Herman Miller, Inc.               10,900       223,450

Hillenbrand Industries, Inc.      3,900        118,463

HON Industries, Inc.              2,100        38,719

Kimball International, Inc.       1,300        19,744
Class B

La-Z-Boy, Inc.                    3,506        58,287

Linens'n Things, Inc. (a)         2,500        49,219

Restoration Hardware, Inc. (a)    6,200        35,650

Rowe Furniture Corp.              110          784

Select Comfort Corp. (a)          700          3,850

Steelcase, Inc. Class A           8,000        98,000

The Bombay Company, Inc. (a)      1,200        4,350

Virco Manufacturing Co.           341          4,305

                                               953,910

TEXTILES & APPAREL - 0.4%

Active Apparel Group, Inc. (a)    200          625

Ashworth, Inc. (a)                600          2,963

BEBE Stores, Inc. (a)             4,200        44,363

Bluefly, Inc. (a)                 1,900        20,663

Brown Shoe Co., Inc.              1,400        14,700

Burlington Industries, Inc.       2,000        5,625
(a)

Candies, Inc. (a)                 700          744

Chemfab Corp. (a)                 100          1,438

Chic By H. I. S., Inc. (a)        100          50

Collins & Aikman Corp.            1,800        9,113

Columbia Sportswear Co. (a)       800          16,650

Cone Mills Corp. (a)              800          3,150

Conso International Corp. (a)     100          888

Converse, Inc. (a)                200          213

Crown Crafts, Inc.                100          163

Culp, Inc.                        100          613

Cutter & Buck, Inc. (a)           3,900        37,538

Deckers Outdoor Corp. (a)         100          350

Delta Woodside Industries         800          1,300

Dixie Group, Inc. (a)             400          2,300

Donna Karan International,        700          5,031
Inc. (a)

Dyersburg Corp.                   100          63

Florsheim Group, Inc. (a)         100          450



                                 SHARES       VALUE (NOTE 1)

G-III Apparel Group Ltd. (a)      1,200       $ 3,900

Galey & Lord, Inc. (a)            400          775

Global Sports, Inc. (a)           800          14,400

Guilford Mills, Inc.              700          6,475

Haggar Corp.                      300          4,069

Hartmarx Corp. (a)                1,100        3,506

Interface, Inc. Class A           8,100        36,450

Jason, Inc. (a)                   100          1,031

Johnston Industries, Inc. (a)     400          650

Jones Apparel Group, Inc. (a)     15,201       343,923

Jos. A. Bank Clothiers, Inc.      100          413
(a)

K-Swiss, Inc. Class A             4,500        50,063

Kellwood Co.                      1,000        16,875

Madden Steven Ltd. (a)            2,700        36,450

Maxwell Shoe, Inc. Class A (a)    2,500        20,938

McNaughton Apparel Group,         100          869
Inc. (a)

Mohawk Industries, Inc. (a)       2,600        57,688

Mossimo, Inc. (a)                 800          4,850

Nautica Enterprises, Inc. (a)     7,000        73,938

North Face, Inc. (a)              5,000        25,000

Oshkosh B'Gosh, Inc. Class A      1,330        25,270

Oxford Industries, Inc.           100          1,663

Pacific Sunwear of                1,700        43,244
California, Inc. (a)

Phillips-Van Heusen Corp.         900          6,244

Pillowtex Corp.                   4,926        21,551

Polo Ralph Lauren Corp. Class     7,400        123,950
A (a)

Polymer Group, Inc.               1,000        14,938

Quaker Fabric Corp. (a)           850          4,197

Quiksilver, Inc. (a)              1,250        16,094

R.G. Barry Corp. (a)              100          300

Rocky Shoes Boots, Inc. (a)       100          650

Samsonite Corp. (a)               243          1,344

Saucony, Inc. (a)                 1,400        12,688

Shaw Industries, Inc.             19,680       249,690

Sport-Haley, Inc. (a)             100          444

Stride Rite Corp.                 4,400        24,200

Superior Uniform Group, Inc.      100          975

Tarrant Apparel Group (a)         1,600        11,800

Timberland Co. Class A (a)        1,500        64,313

Tropical Sportswear               900          10,463
International Corp. (a)

U.S. Home & Garden, Inc. (a)      2,900        12,869

Unifi, Inc. (a)                   1,900        18,169

Vans, Inc. (a)                    2,100        32,550

Warnaco Group, Inc. Class A       10,264       111,621

WestPoint Stevens, Inc. Class     9,000        149,625
A

Wolverine World Wide, Inc.        1,300        14,950

Worldtex, Inc. (a)                100          200

                                               1,845,258

TOTAL DURABLES                                 8,885,107

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

ENERGY - 2.3%

COAL - 0.0%

Arch Coal, Inc.                   1,300       $ 11,538

CONSOL Energy, Inc.               5,300        61,613

                                               73,151

ENERGY SERVICES - 1.2%

Atwood Oceanics, Inc. (a)         2,500        132,813

Aztec Manufacturing Co.           100          1,025

BJ Services Co. (a)               5,100        291,019

Cal Dive International, Inc.      2,000        72,000
(a)

Carbo Ceramics, Inc.              300          6,525

Dawson Geophysical Co. (a)        200          1,850

Diamond Offshore Drilling,        15,600       495,300
Inc.

Eagle Geophysical, Inc. (a)       639          30

ENSCO International, Inc.         15,700       474,925

Global Industries Ltd. (a)        15,300       156,825

Global Marine, Inc. (a)           12,100       271,494

Hanover Compressor Co. (a)        4,300        201,831

Helmerich & Payne, Inc.           8,900        236,963

Input/Output, Inc. (a)            1,600        9,700

Kaneb Services, Inc. (a)          200          1,038

Key Energy Group, Inc. (a)        11,800       117,263

Layne Christensen Co. (a)         100          513

Lone Star Technologies, Inc.      2,300        86,250
(a)

Marine Drilling Companies,        3,400        77,563
Inc. (a)

Maverick Tube Corp. (a)           3,900        87,750

Nabors Industries, Inc. (a)       10,696       383,719

Noble Drilling Corp. (a)          9,900        356,400

Oceaneering International,        3,800        72,200
Inc. (a)

Offshore Logistics, Inc. (a)      3,600        35,775

Parker Drilling Co. (a)           6,900        27,600

Patterson Energy, Inc. (a)        4,700        107,219

Powell Industries, Inc. (a)       100          800

Pride International, Inc. (a)     9,300        137,756

R&B Falcon Corp. (a)              13,440       207,480

RPC, Inc.                         900          6,863

Santa Fe International Corp.      14,000       401,625

SEACOR SMIT, Inc. (a)             1,700        82,450

Seitel, Inc.                      6,000        49,125

Smith International, Inc. (a)     3,200        200,600

Superior Energy Services,         5,200        38,350
Inc. (a)

Tidewater, Inc.                   8,800        249,150

Tuboscope, Inc. (a)               1,400        23,363

Unit Corp. (a)                    4,300        37,356

UTI Energy Corp. (a)              1,400        44,888

Varco International, Inc. (a)     2,400        26,550

Weatherford International,        12,162       547,290
Inc. (a)

Zapata Corp.                      800          4,000

                                               5,763,236

INDEPENDENT POWER - 0.0%

Trigen Energy Corp.               100          2,331



                                 SHARES       VALUE (NOTE 1)

OIL & GAS - 1.1%

American International            100         $ 80
Petroleum Corp. (a)

APCO Argentina, Inc.              100          2,750

Basin Exploration, Inc. (a)       3,100        32,744

Belco Oil & Gas Corp. (a)         1,000        7,125

Bellwether Exploration Co. (a)    3,300        22,688

Benton Oil & Gas Co. (a)          1,100        2,200

Berry Petroleum Co. Class A       300          5,363

Bp Prudhoe Bay Royalty Trust      200          1,950

Brigham Exploration Co. (a)       100          202

Buckeye Partners LP               800          21,300

Cabot Oil & Gas Corp. Class A     2,400        37,950

Carrizo Oil & Gas, Inc. (a)       100          297

Castle Energy Corp.               900          5,316

Chesapeake Energy Corp. (a)       2,698        7,925

Comstock Resources, Inc. (a)      1,000        4,188

Cooper Cameron Corp. (a)          3,400        187,850

Costilla Energy, Inc. (a)         100          6

Cross Timbers Oil Co.             5,350        46,144

Crown Central Petroleum Corp.     100          619
 Class B (a)

Denbury Resources, Inc. (a)       400          1,476

Devon Energy Corp.                10,387       386,916

Edge Petroleum Corp. (a)          1,200        3,750

EEX Corp. (a)                     1,400        3,413

Enterprise Products Partners      800          15,800
LP

EOG Resources, Inc.               15,900       242,475

Evergreen Resources, Inc. (a)     3,400        75,650

Forcenergy, Inc. (a)              11,400       8,436

Forest Oil Corp. (a)              3,500        28,656

Friede Goldman Halter, Inc.       3,168        16,632
(a)

Frontier Oil Corp. (a)            500          3,125

FX Energy, Inc. (a)               500          3,313

Gothic Energy Corp. (a)           300          90

Greka Energy Corp. (a)            16           145

Gulf Island Fabrication, Inc.     1,300        13,325
(a)

Hallwood Energy Corp.             74           333

Harken Energy Corp. (a)           4,400        3,850

Holly Corp.                       300          3,975

Houston Exploration Co. (a)       700          10,631

HS Resources, Inc. (a)            600          9,900

Inland Resources, Inc. (a)        10           55

IRI International Corp. (a)       1,300        6,338

Key Production Co., Inc. (a)      100          1,069

Louis Dreyfus Natural Gas         4,700        96,938
Corp. (a)

Magnum Hunter Resources, Inc.     900          2,981

Magnum Hunter Resources, Inc.     300          131
 warrants 7/1/02

Mallon Resources Corp. (a)        500          2,094

Markwest Hydrocarbon, Inc. (a)    100          738

Meridian Resource Corp. (a)       1,500        5,156

Miller Exploration Co. (a)        600          694

Murphy Oil Corp.                  5,900        298,688

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

National Energy Group, Inc.       900         $ 140
(a)

National-Oilwell, Inc. (a)        8,400        203,700

Newfield Exploration Co. (a)      6,400        198,400

Noble Affiliates, Inc.            9,000        202,500

Nuevo Energy Co. (a)              1,800        31,950

Ocean Energy, Inc. (a)            23,652       252,781

Parallel Petroleum Corp. (a)      100          178

Patina Oil & Gas Corp.            900          8,100

Penn Virginia Corp.               200          3,275

Pennzoil-Quaker State Co.         18,166       158,953

Petroleum Development Corp.       100          406
(a)

Pioneer Natural Resources Co.     3,500        29,094

Plains Resources, Inc. (a)        4,300        59,663

Pogo Producing Co.                6,200        143,375

Range Resources Corp.             1,120        2,170

Remington Oil & Gas Corp. (a)     400          1,275

Resource America, Inc. Class A    5,200        36,725

Santa Fe Snyder Corp. (a)         28,975       217,313

Seven Seas Petroleum, Inc. (a)    1,200        2,325

St. Mary Land & Exploration       500          13,906
Co.

Stone Energy Corp. (a)            3,000        121,875

Swift Energy Co. (a)              1,900        22,444

TEPPCO Partners LP                1,500        32,063

Tesoro Petroleum Corp. (a)        6,900        63,825

Titan Exploration, Inc. (a)       7,800        33,150

Tom Brown, Inc. (a)               2,300        30,475

TransMontaigne, Inc. (a)          1,000        6,500

Ultramar Diamond Shamrock         11,200       242,900
Corp.

UNIFAB International, Inc. (a)    300          1,988

Valero Energy Corp.               9,000        229,500

Vastar Resources, Inc.            11,600       615,525

Veritas DGC, Inc. (a)             4,400        88,000

Vintage Petroleum, Inc.           7,400        107,300

WD-4O Co.                         700          12,950

Western Gas Resources, Inc.       1,700        23,375

Williams Clayton Energy, Inc.     1,400        19,600
(a)

Wiser Oil Co. (a)                 100          263

XCL Ltd. (a)                      500          125

                                               4,851,557

TOTAL ENERGY                                   10,690,275

FINANCE - 8.5%

BANKS - 2.3%

1st Source Corp.                  531          10,886

Abigail Adams National            100          888
Bancorp, Inc.

Advanta Corp.                     3,200        59,600

Alabama National Bancorp          100          1,825

Allegiant Bancorp, Inc.           260          2,795

Amcore Financial, Inc.            5,600        117,250

American Bancshares, Inc. (a)     1,700        19,338



                                 SHARES       VALUE (NOTE 1)

American Pacific Bank of          300         $ 1,050
Oregon  Class B (a)

ANB Corp.                         400          12,950

Area Bankshares Corp.             200          4,025

Associated Banc-Corp.             10,725       271,477

BancorpSouth, Inc.                800          12,850

BancWest Corp.                    5,220        79,279

Bank of Granite Corp.             325          6,175

BankAtlantic Bancorp, Inc.        431          1,805
Class A (non-vtg.)

Banknorth Group, Inc.             4,990        94,498

BOK Financial Corp.               1,466        22,723

Boston Private Financial          100          825
Holdings, Inc.

Brenton Banks, Inc.               242          2,329

BT Financial Corp.                420          7,350

Capital Crossing Bank (a)         1,200        13,650

Carolina First Corp.              800          12,700

Cathay Bancorp, Inc.              100          4,300

CCB Financial Corp.               6,000        222,750

Centura Banks, Inc.               3,960        133,650

Century South Banks, Inc.         300          7,350

Chemical Financial Corp.          242          6,413

Chittenden Corp.                  767          19,511

Citizens Banking Corp.            2,734        45,965

City Holding Co.                  111          1,388

City National Corp.               6,400        176,400

Colonial Bancgroup, Inc.          5,400        47,925

Commerce Bancorp, Inc.            4,100        137,863

Commerce Bancshares, Inc.         6,024        173,190

Community First Bankshares,       9,300        130,200
Inc.

Community Trust Bancorp, Inc.     310          5,851

Compass Bancshares, Inc.          16,450       266,284

Corus Bankshares, Inc.            500          12,313

CPB, Inc.                         100          2,250

Cullen Frost Bankers, Inc.        6,000        129,000

CVB Financial Corp.               206          2,910

East West Bancorp, Inc.           4,000        50,250

F&M National Corp.                721          16,313

Fidelity National Corp.,          500          3,484
Georgia

First BanCorp P R                 900          15,300

First Citizen Bancshares,         300          19,350
Inc.

First Commerce Bancshares         100          3,438

First Commonwealth Financial      1,104        11,040
Corp.

First Financial Bancorp Ohio      1,254        23,983

First Financial Bankshares,       110          2,860
Inc.

First Midwest Bancorp, Inc.       4,464        111,321

First Security Corp.              23,526       545,509

First Tennessee National          16,100       277,725
Corp.

First United Bancshares, Inc.     200          2,400

First Virginia Banks, Inc.        7,300        229,950

Firstmerit Corp.                  15,892       225,468

FNB Corp. Pennsylvania            215          4,676

Fulton Financial Corp.            1,545        25,493

GBC Bancorp                       595          16,065

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Gold Banc Corp., Inc.             500         $ 3,938

Grand Premier Financial, Inc.     110          1,210

Greater Bay Bancorp               2,200        86,350

Hamilton Bancorp, Inc. (a)        1,100        18,356

Hancock Holding Co.               100          3,725

Hibernia Corp. Class A            19,300       174,906

Hudson United Bancorp             10,326       208,456

Imperial Bancorp                  4,864        125,248

Independent Bank Corp.            500          5,250

International Bancshares          425          16,442
Corp.

Irwin Financial Corp.             700          11,813

Jefferson Savings Bancorp,        100          1,131
Inc.

Keystone Financial, Inc.          7,800        121,875

M&T Bank Corp.                    999          368,631

Marshall & Ilsley Corp.           12,600       578,813

Mercantile Bankshares Corp.       11,700       293,963

Merchants New York Bancorp,       200          3,275
Inc.

MidAmerica Bancorp                106          2,531

Mississippi Valley                300          7,069
Bancshares, Inc.

National Bancorp of Alaska,       900          26,550
Inc.

National City Bancorp.            110          1,678

National City Bancshares,         530          13,184
Inc.

National Commmerce Bancorp        15,400       261,800

National Penn Bancshares,         341          7,417
Inc.

NBT Bancorp, Inc.                 355          4,615

North Fork Bancorp, Inc.          22,657       371,008

Old National Bancorp              8,178        204,450

Omega Financial Corp.             200          4,875

One Valley Bancorp West           1,205        36,075
Virginia, Inc.

Oriental Financial Group,         433          8,227
Inc.

Pacific Bank NA                   1,200        31,200

Pacific Capital Bancorp           1,500        42,938

Pacific Century Financial         12,200       185,288
Corp.

Park National Corp.               315          30,870

Peoples Heritage Financial        15,307       162,637
Group, Inc.

Popular, Inc.                     16,100       359,231

Provident Financial Group,        6,900        194,063
Inc.

R&G Financial Corp. Class B       600          5,100

Republic Bancorp, Inc.            3,335        26,680

Republic Bancshares, Inc. (a)     1,100        13,406

Riggs National Corp.              2,300        22,928

S&T Bancorp, Inc.                 880          16,225

Seacoast Financial Services       2,777        27,423
Corp.

Silicon Valley Bancshares (a)     3,300        261,525

Sky Financial Group, Inc.         12,353       189,155

Southwest Bancorp Texas, Inc.     2,000        36,500
(a)

State Financial Services          2,200        22,275
Corp.

Sterling Bancshares, Inc.         850          8,075

Sun Bancorp, Inc.                 2,800        18,988

Susquehanna Bancshares, Inc.      1,100        16,088

Texas Regional Bancshares,        700          17,106
Inc. Class A



                                 SHARES       VALUE (NOTE 1)

TF Financial Corp.                100         $ 1,525

Trust Co. of New Jersey           600          11,513

Trustco Bank Corp.                5,010        55,580

Trustmark Corp.                   2,400        40,650

U.S. Trust Corp.                  2,400        332,400

UAB Financial Corp.               555          18,662

UCBH Holdings, Inc. (a)           1,900        37,525

UnionBanCal Corp.                 19,100       613,588

United Bankshares, Inc.           1,870        34,244

United National Bancorp           116          1,914

USBANCORP, Inc. Pennsylvania      600          5,888

Valley National Bancorp           2,814        65,250

WesBanco, Inc.                    600          12,600

West Coast Bancorp                1,771        18,485

Westamerica Bancorp.              6,200        140,663

Whitney Holding Corp.             300          9,788

Wilmington Trust Corp.            4,800        225,300

Zions Bancorp                     9,668        513,008

                                               10,665,551

CREDIT & OTHER FINANCE - 0.6%

Aames Financial Corp. (a)         2,200        1,375

Ace Cash Express, Inc. (a)        100          1,713

Actrade International Ltd. (a)    2,800        44,450

Allied Capital Corp.              9,720        168,885

Allstate Financial Corp. (a)      400          363

AmeriCredit Corp. (a)             5,000        69,375

Ampal-American Israel Corp.       4,800        106,800
Class A (a)

AMRESCO, Inc. (a)                 7,300        10,038

Arcadia Financial Ltd. (a)        2,400        11,550

Cash America International,       700          7,875
Inc.

CIT Group, Inc. Class A           30,200       422,800

Coast Federal Litigation          300          525
Contingent Payment Rights
Trust rights 12/31/00 (a)

CompuCredit Corp.                 1,900        62,700

Concord EFS, Inc. (a)             23,900       467,544

Consumer Portfolio Services,      600          975
Inc. (a)

ContiFinancial Corp. (a)          1,500        105

Credit Acceptance Corp. (a)       1,500        8,250

Delta Financial Corp. (a)         500          1,875

Doral Financial Corp.             5,200        51,025

E-Loan, Inc.                      7,700        68,819

Electronic Clearing House,        8,500        35,859
Inc. (a)

ePlus, Inc. (a)                   1,800        81,450

Financial Federal Corp. (a)       500          8,563

Finet.Com, Inc. (a)               5,400        7,425

Finova Group, Inc.                8,200        234,725

First Alliance Corp. (a)          700          1,838

First Charter Corp.               1,584        21,582

Greenpoint Financial Corp.        6,000        95,625

Heller Financial, Inc. Class A    7,864        147,942

Home Gold Financial, Inc. (a)     100          125

IMC Mortgage Co. (a)              1,800        198


                                 SHARES       VALUE (NOTE 1)

TF Financial Corp.                100         $ 1,525

Trust Co. of New Jersey           600          11,513

Trustco Bank Corp.                5,010        55,580

Trustmark Corp.                   2,400        40,650

U.S. Trust Corp.                  2,400        332,400

UAB Financial Corp.               555          18,662

UCBH Holdings, Inc. (a)           1,900        37,525

UnionBanCal Corp.                 19,100       613,588

United Bankshares, Inc.           1,870        34,244

United National Bancorp           116          1,914

USBANCORP, Inc. Pennsylvania      600          5,888

Valley National Bancorp           2,814        65,250

WesBanco, Inc.                    600          12,600

West Coast Bancorp                1,771        18,485

Westamerica Bancorp.              6,200        140,663

Whitney Holding Corp.             300          9,788

Wilmington Trust Corp.            4,800        225,300

Zions Bancorp                     9,668        513,008

                                               10,665,551

CREDIT & OTHER FINANCE - 0.6%

Aames Financial Corp. (a)         2,200        1,375

Ace Cash Express, Inc. (a)        100          1,713

Actrade International Ltd. (a)    2,800        44,450

Allied Capital Corp.              9,720        168,885

Allstate Financial Corp. (a)      400          363

AmeriCredit Corp. (a)             5,000        69,375

Ampal-American Israel Corp.       4,800        106,800
Class A (a)

AMRESCO, Inc. (a)                 7,300        10,038

Arcadia Financial Ltd. (a)        2,400        11,550

Cash America International,       700          7,875
Inc.

CIT Group, Inc. Class A           30,200       422,800

Coast Federal Litigation          300          525
Contingent Payment Rights
Trust rights 12/31/00 (a)

CompuCredit Corp.                 1,900        62,700

Concord EFS, Inc. (a)             23,900       467,544

Consumer Portfolio Services,      600          975
Inc. (a)

ContiFinancial Corp. (a)          1,500        105

Credit Acceptance Corp. (a)       1,500        8,250

Delta Financial Corp. (a)         500          1,875

Doral Financial Corp.             5,200        51,025

E-Loan, Inc.                      7,700        68,819

Electronic Clearing House,        8,500        35,859
Inc. (a)

ePlus, Inc. (a)                   1,800        81,450

Financial Federal Corp. (a)       500          8,563

Finet.Com, Inc. (a)               5,400        7,425

Finova Group, Inc.                8,200        234,725

First Alliance Corp. (a)          700          1,838

First Charter Corp.               1,584        21,582

Greenpoint Financial Corp.        6,000        95,625

Heller Financial, Inc. Class A    7,864        147,942

Home Gold Financial, Inc. (a)     100          125

IMC Mortgage Co. (a)              1,800        198

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Imperial Credit Industries (a)    1,500       $ 8,625

Investors Financial Services      1,600        64,800
Corp.

LendingTree, Inc.                 1,710        20,093

Medallion Financial Corp.         500          9,125

Metris Companies, Inc.            2,044        52,889

New Century Financial Corp.       1,900        17,100
(a)

NextCard, Inc.                    2,900        65,613

PMC Capital, Inc.                 100          813

Prism Financial Corp.             5,500        27,672

Resource Bancshares Mortgage      810          2,987
Group, Inc.

SierraCities.com, Inc. (a)        2,800        59,150

Southern Pacific Funding          700          63
Corp. (a)

Student Loan Corp.                500          19,438

T&W Financial Corp. (a)           600          563

Triad Guaranty, Inc. (a)          100          2,100

UniCapital Corp. (a)              9,400        23,500

WFS Financial, Inc.               500          7,500

Willis Lease Finance Corp. (a)    2,100        11,025

WMF Group Ltd. (a)                33           256

World Acceptance Corp. (a)        100          588

WSFS Financial Corp.              4,000        46,250

                                               2,582,524

INSURANCE - 3.0%

21st Century Insurance Group      2,700        47,588

Acceptance Insurance Co.,         400          1,650
Inc.

ACMAT Corp. Class A (a)           100          763

Alfa Corp.                        500          8,188

Allcity Insurance Co. (a)         300          1,781

Allmerica Financial Corp.         6,800        283,900

Ambac Financial Group, Inc.       8,400        369,075

American Annuity Group, Inc.      1,300        20,313

American Financial Group,         3,800        79,800
Inc.

American National Insurance       700          40,950
Co.

Amerus Life Holdings, Inc.        834          16,941

Argonaut Group, Inc.              2,500        47,500

Arthur J. Gallagher & Co.         2,900        148,263

Atlantic American Corp. (a)       400          1,000

Baldwin & Lyons, Inc. Class B     200          3,625

Berkshire Hathaway, Inc.          146          6,424,000
Class A (a)

Brown & Brown, Inc.               350          11,550

Capitol Transamerica Corp.        300          3,600

Ceres Group, Inc. (a)             300          1,894

Chicago Title Corp.               3,800        176,700

ChoicePoint, Inc. (a)             2,200        82,913

Citizens, Inc. Class A            107          736

Claimsnet.com, Inc.               2,700        24,300

CNA Financial Corp. (a)           19,400       523,800

CNA Surety Corp.                  1,300        14,788

Commerce Group, Inc.              1,000        29,875

Core, Inc. (a)                    7,300        54,294



                                 SHARES       VALUE (NOTE 1)

Crawford & Co. Class B            1,500       $ 19,875

Danielson Holding Corp. (a)       400          2,300

Delphi Financial Group, Inc.      844          22,261
Class A

Donegal Group, Inc.               133          881

E.W. Blanch Holdings, Inc.        2,500        117,500

EMC Insurance Group               200          1,875

Enhance Financial Services        2,800        32,900
Group, Inc.

Erie Indemnity Co. Class A        3,100        96,100

Everest Re Group Ltd. (a)         8,500        208,781

Farm Family Holdings, Inc. (a)    100          3,525

FBL Financial Group, Inc.         1,000        16,125
Class A

Fidelity National Financial,      852          10,703
Inc.

Financial Security Assurance      4,800        216,000
Holdings Ltd.

First American Financial          5,150        59,869
Corp.

First Health Group Corp. (a)      6,200        149,575

Foremost Corp. of America         4,500        130,781

FPIC Insurance Group, Inc. (a)    3,000        49,125

Fremont General Corp.             10,800       78,300

Frontier Insurance Group,         8,950        16,781
Inc.

Gainsco, Inc.                     400          2,300

Harleysville Group, Inc.          400          5,225

Hartford Life, Inc. Class A       4,800        169,800

HCC Insurance Holdings, Inc.      5,100        65,025

HealthAxis, Inc. (a)              1,900        55,338

Healthcare Recoveries, Inc.       1,300        5,850
(a)

HealthExtras, Inc.                2,000        13,625

Healthplan Services Corp.         2,200        11,688

Highlands Insurance Group,        500          4,063
Inc. (a)

Hilb, Rogal & Hamilton Co.        400          11,375

Horace Mann Educators Corp.       5,000        77,500

HSB Group, Inc.                   5,850        144,788

Independence Holding Co.          200          2,325

INSpire Insurance Solutions,      4,100        15,888
Inc. (a)

Interstate National Dealer        100          688
Services, Inc. (a)

Investors Title Co.               100          1,175

LandAmerica Financial Group,      1,500        27,000
Inc.

Liberty Corp. (The)               592          19,906

Liberty Financial Companies,      1,500        28,969
Inc.

Markel Corp. (a)                  1,000        130,750

Medical Assurance, Inc.           568          11,147

MedicalControl, Inc. (a)          400          3,050

Merchants Group, Inc.             100          1,838

Mercury General Corp.             3,300        74,869

Meridian Insurance Group,         132          1,790
Inc.

MMI Companies, Inc.               4,200        39,638

Mobile America Corp.              200          400

MONY Group, Inc.                  3,100        88,738

Motor Club of America (a)         200          1,650

National Security Group, Inc.     100          1,250

Nationwide Financial              5,300        122,231
Services, Inc.  Class A

Navigators Group, Inc. (a)        200          1,925

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Nymagic, Inc.                     300         $ 4,313

Ohio Casualty Corp.               12,000       148,500

Old Guard Group, Inc.             100          1,300

Old Republic International        19,600       229,075
Corp.

Penn Treaty American Corp. (a)    200          2,650

Penn-America Group, Inc.          200          1,588

Penncorp Financial Group,         1,100        34
Inc. (a)

Philadelphia Consolidated         3,200        47,000
Holding Corp. (a)

PICO Holdings, Inc. (a)           100          1,325

PMA Capital Corp.                 100          1,850

PMI Group, Inc.                   6,800        246,925

Point West Capital Corp. (a)      2,100        24,150

Presidential Life Corp.           900          14,063

Protective Life Corp.             8,415        185,130

PXRE Group Ltd.                   300          4,219

Quotesmith.com, Inc.              2,500        17,813

Radian Group, Inc.                6,386        221,514

Reinsurance Group of America,     4,894        83,504
Inc.

Reliance Group Holdings, Inc.     21,400       94,963

Reliastar Financial Corp.         11,250       314,297

Risk Capital Holdings, Inc.       500          7,625
(a)

RLI Corp.                         325          9,689

SCPIE Holding, Inc.               1,400        44,188

Selective Insurance Group,        5,700        87,994
Inc.

StanCorp Financial Group,         1,300        32,013
Inc.

State Auto Financial Corp.        900          7,088

Stewart Information Services      400          5,475
Corp.

Superior National Insurance       4,600        16,388
Group, Inc. (a)

Symons International Group,       200          213
Inc. (a)

Transatlantic Holdings, Inc.      1,700        119,744

Travelers Property Casualty       8,600        271,975
Corp.  Class A

Trenwick Group, Inc.              1,290        17,012

UICI (a)                          1,400        12,250

Unico American Corp.              200          1,400

United Fire & Casualty Co.        100          2,000

Unitrin, Inc.                     9,700        329,194

Vesta Insurance Group Corp.       600          2,888

W.R. Berkley Corp.                5,300        85,131

Wesco Financial Corp.             200          44,950

White Mountains Insurance         70           7,718
Group Ltd.

Zenith National Insurance         500          10,563
Corp.

                                               13,554,559

INVESTMENT COMPANIES - 0.0%

Harris & Harris Group, Inc.       5,400        115,763

THCG, Inc. (a)                    1,300        24,213

Winfield Capital Corp. (a)        1,100        33,550

                                               173,526



                                 SHARES       VALUE (NOTE 1)

SAVINGS & LOANS - 0.9%

Alliance Bancorp                  100         $ 1,831

Ambanc Holding Co., Inc.          200          2,600

Anchor Bancorp Wisconsin,         800          10,750
Inc.

Andover Bancorp, Inc.             300          8,025

Astoria Financial Corp.           9,790        233,124

Bank Plus Corp. (a)               4,000        9,000

Bank United Corp. Class A         7,000        183,313

BankUnited Financial Corp.        2,100        14,634
Class A (a)

Bay View Capital Corp.            3,636        31,815

BSB Bancorp, Inc.                 200          3,588

Capitol Federal Financial         2,000        19,125

CFS Bancorp, Inc.                 800          7,050

Charter One Financial, Inc.       25,235       397,451

CNY Financial Corp.               4,400        78,375

Commercial Federal Corp.          8,995        116,373

Commonwealth Bancorp, Inc.        2,100        32,944

Community Savings Bankshares,     700          8,138
Inc.

Dime Bancorp, Inc.                20,400       248,625

Dime Community Bancorp, Inc.      948          14,042

Downey Financial Corp.            510          10,041

Eagle Bancshares, Inc.            400          5,900

First Federal Capital Corp.       600          6,450

First Indiana Corp.               420          8,505

First Place Financial Corp.       5,200        59,150

First Republic Bank (a)           300          4,575

First Sentinel Bancorp, Inc.      4,891        40,351

First Washington Bancorp,         410          5,740
Inc.

Firstfed America Bancorp,         100          1,088
Inc.

FirstFed Financial Corp. (a)      600          7,650

Flagstar Bancorp, Inc.            2,300        29,613

Flushing Financial Corp.          750          10,500

Golden State Bancorp, Inc. (a)    17,324       223,047

Harbor Florida Bancshares,        1,000        10,500
Inc.

Harris Financial, Inc.            1,100        6,875

Haven Bancorp, Inc.               400          4,800

HomeFed Corp. (a)                 792          459

Hudson City Bancorp, Inc.         9,400        135,125

Independence Community Bank       15,600       172,575
Corp.

Interwest Bancorp, Inc.           1,850        32,375

ISB Financial Corp.               600          8,325

JSB Financial, Inc.               1,000        48,313

Klamath First Bancorp, Inc.       3,548        38,806

Life Financial Corp. (a)          300          1,125

MAF Bancorp., Inc.                1,100        18,700

Mech Financial, Inc.              1,900        58,900

MetroWest Bank                    100          556

Net.B@nk, Inc. (a)                3,500        52,938

Niagara Bancorp, Inc.             600          5,400

Northwest Bancorp, Inc.           1,500        10,313

OceanFirst Financial Corp.        2,500        39,844

Ocwen Financial Corp. (a)         2,326        13,811

People's Bank                     3,200        63,850

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

PFF Bancorp, Inc.                 2,000       $ 30,250

Provident Bancshares Corp.        8,161        131,596

Queens County Bancorp, Inc.       900          17,100

Republic Security Financial       6,558        48,365
Corp.

Richmond County Financial         8,200        136,838
Corp.

Roslyn Bancorp, Inc.              11,335       174,276

Sovereign Bancorp, Inc.           32,013       232,094

Staten Island Bancorp, Inc.       1,300        21,613

Sterling Financial Corp. (a)      100          1,113

TCF Financial Corp.               14,200       281,338

Timberland Bancorp, Inc.          500          5,063

Troy Financial Corp.              5,000        47,188

United Community Financial        5,000        35,000
Corp.

USABancShares, Inc. (a)           3,700        32,144

W Holding Co., Inc.               1,300        11,050

Washington Federal, Inc.          9,257        141,748

Webster Financial Corp.           7,528        159,029

Westcorp, Inc.                    800          10,250

York Financial Corp.              110          1,238

                                               4,074,296

SECURITIES INDUSTRY - 1.7%

4 Kids Entertainment, Inc. (a)    2,300        64,688

A.B. Watley Group, Inc.           1,100        18,150

A.G. Edwards, Inc.                12,900       408,769

Acacia Research Corp. (a)         1,000        48,688

Advest Group, Inc.                300          4,988

Affiliated Managers Group,        1,700        66,831
Inc. (a)

Alleghany Corp.                   200          37,188

Alliance Capital Management       18,800       703,825
Holding LP

American Capital Strategies       3,900        93,600
Ltd.

American Insured Mortgage
Investors:

Series 86                         100          381

Series 88                         100          644

Ameritrade Holding Corp.          12,500       233,594
Class A (a)

Atalanta Sosnoff Capital          100          988
Corp. (a)

AXA Financial, Inc.               46,700       1,398,081

Dain Rauscher Corp.               900          50,738

DLJ, Inc.                         11,500       499,531

Duff & Phelps Credit Rating       500          39,938
Co.

E*Trade Group, Inc. (a)           24,860       612,178

Eaton Vance Corp.                 2,000        82,875

eSpeed, Inc. Class A              800          49,550

eVision USA.com, Inc. (a)         7,000        19,250

Federated Investors, Inc.         3,700        86,256
Class B

Friedman, Billings, Ramsey        3,900        62,400
Group, Inc. Class A (a)

Gilman & Ciocia, Inc. (a)         200          1,575

GlobalNet Financial.com, Inc.     1,700        73,738
(a)

Goldman Sachs Group, Inc.         8,000        740,000

Investment Technology Group,      1,897        73,509
Inc.

JB Oxford Holdings, Inc. (a)      4,600        36,225



                                 SHARES       VALUE (NOTE 1)

Jefferies Group, Inc.             1,300       $ 30,388

John Nuveen Co. Class A           2,600        89,700

JWGenesis Financial Corp. (a)     694          17,393

Knight/Trimark Group, Inc.        9,800        459,375
Class A (a)

LaBranche & Co., Inc.             1,200        14,550

Legg Mason, Inc.                  2,700        105,975

Macrovision Corp. (a)             2,300        229,425

Meyerson & Co., Inc. (a)          1,100        5,775

Morgan Keegan, Inc.               1,000        14,250

National Discount Brokers         600          27,038
Group, Inc. (a)

Neuberger Berman, Inc.            2,100        54,075

Nvest LP                          700          11,594

Olympic Cascade Financial         1,000        8,313
Corp. (a)

Omega Worldwide, Inc. (a)         66           330

Phoenix Investment Partners       1,600        11,500
Ltd.

PIMCO Advisors Holdings LP        7,867        299,438
unit

Pioneer Group, Inc. (a)           3,100        62,194

Raymond James Financial, Inc.     2,800        55,300

Reckson Service Industries,       3,300        177,581
Inc. (a)

Security Capital Group, Inc.      12,000       155,250
Class B (a)

Siebert Financial Corp.           1,400        21,525

Southwest Securities Group,       745          34,177
Inc.

Spatializer Audio Labs, Inc.      12,700       25,797
(a)

Stifel Financial Corp.            110          1,224

TD Waterhouse Group, Inc.         2,400        43,950

United Asset Management Corp.     10,500       156,844

Value Line, Inc.                  300          10,763

Waddell & Reed Financial,         3,100        89,706
Inc. Class A

Web Street, Inc.                  4,900        32,156

Wit Capital Group, Inc.           3,700        59,894

                                               7,813,658

TOTAL FINANCE                                  38,864,114

HEALTH - 9.1%

DRUGS & PHARMACEUTICALS - 7.0%

Aastrom Biosciences, Inc. (a)     8,400        26,513

Abgenix, Inc. (a)                 1,300        418,763

Abiomed, Inc. (a)                 1,400        103,513

Accredo Health, Inc.              3,450        101,775

Advanced Photonix, Inc. Class     5,900        71,906
A (a)

Advanced Polymer Systems,         200          825
Inc. (a)

Advanced Tissue Sciences,         10,100       77,013
Inc. (a)

Albany Molecular Research,        1,400        67,550
Inc.

Alexion Pharmaceuticals, Inc.     1,700        144,925
(a)

Algos Pharmaceutical Corp. (a)    600          11,963

Alkermes, Inc. (a)                2,200        422,125

Allergan Specialty                400          6,000
Therapeutics, Inc. Class A
(a)

Alliance Pharmaceutical Corp.     6,300        113,400
(a)

Alpharma, Inc. Class A            2,200        76,175

Alteon, Inc. (a)                  400          1,100

Amylin Pharmaceuticals, Inc.      7,800        111,150
(a)

Andrx Corp. (a)                   3,800        365,038

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Anesta Corp. (a)                  3,200       $ 71,200

Anika Therapeutics, Inc. (a)      1,100        10,519

Antigenics, Inc.                  2,350        105,750

Aphton Corp. (a)                  200          7,838

Ariad Pharmaceuticals, Inc.       3,900        102,375
(a)

Aronex Pharmaceuticals, Inc.      8,200        25,625
(a)

Arqule, Inc. (a)                  2,600        92,300

Atrix Laboratories, Inc. (a)      100          1,488

AutoImmune, Inc. (a)              8,100        28,856

AVANIR Pharmaceuticals Class      8,200        19,475
A (a)

Avant Immunotherapeutics,         8,700        96,244
Inc. (a)

AVAX Technologies, Inc. (a)       3,800        39,663

AVI BioPharma, Inc. (a)           2,600        67,600

Avigen, Inc. (a)                  1,300        96,200

Aviron (a)                        2,600        105,463

AXYS Pharmaceuticals, Inc. (a)    6,235        99,760

Barr Laboratories, Inc. (a)       1,900        90,488

Bio-Technology General Corp.      4,700        90,328
(a)

BioCryst Pharmaceuticals,         2,400        64,800
Inc. (a)

Biomatrix, Inc. (a)               1,900        55,813

Biopure Corp.                     900          35,550

BioReliance Corp. (a)             100          875

Biosite Diagnostics, Inc. (a)     2,800        98,000

BioSource International, Inc.     2,700        64,800
(a)

BioTime, Inc. (a)                 500          8,031

Biotransplant, Inc. (a)           100          1,900

Bone Care International, Inc.     100          1,938
(a)

Boston Life Sciences, Inc. (a)    5,200        57,850

Cadus Pharmaceutical Corp. (a)    100          300

Calypte Biomedical Corp. (a)      1,000        2,625

Cambrex Corp.                     800          32,100

Carter-Wallace, Inc.              1,400        25,288

Catalytica, Inc. (a)              3,800        48,925

Cel-Sci Corp. (a)                 5,700        44,888

Celgene Corp. (a)                 1,400        231,700

Cell Genesys, Inc. (a)            2,400        93,300

Cell Pathways, Inc. (a)           2,300        108,100

Cell Therapeutics, Inc. (a)       3,000        118,500

Cellegy Pharmaceuticals, Inc.     200          1,388
(a)

Celtrix Pharmaceuticals, Inc.     5,900        56,050
(a)

Cephalon, Inc. (a)                2,400        159,525

Cerus Corp. (a)                   900          43,425

Chattem, Inc. (a)                 2,100        37,800

Chirex, Inc. (a)                  3,100        77,113

Chiron Corp. (a)                  17,700       885,000

CIMA Labs, Inc. (a)               2,600        57,850

Collagenex Pharmaceuticals,       1,800        35,550
Inc. (a)

Columbia Laboratories, Inc.       1,000        12,625
(a)

COR Therapeutics, Inc. (a)        1,600        143,400

Corixa Corp. (a)                  2,600        180,538

Corvas International, Inc. (a)    4,700        59,044



                                 SHARES       VALUE (NOTE 1)

Coulter Pharmaceutical, Inc.      900         $ 34,875
(a)

Creative Biomolecules, Inc.       5,800        111,650
(a)

Crescendo Pharmaceuticals         1,100        19,800
Corp. (a)

Cubist Pharmaceuticals, Inc.      2,700        158,456
(a)

CuraGen Corp. (a)                 1,700        388,450

Curative Health Services,         3,200        19,200
Inc. (a)

CV Therapeutics, Inc. (a)         2,000        129,000

Cytoclonal Pharmaceuticals,       3,400        56,525
Inc. (a)

CYTOGEN Corp. (a)                 9,500        166,250

Cytotherapeutics, Inc. (a)        5,900        48,675

Cytyc Corp. (a)                   2,200        101,200

Diacrin, Inc. (a)                 100          1,694

Diagnostic Products Corp.         500          11,500

Diversa Corp.                     3,250        433,875

Dura Pharmaceuticals, Inc. (a)    7,800        108,225

Duramed Pharmaceuticals, Inc.     1,200        14,400
(a)

Embrex, Inc. (a)                  100          1,525

Emisphere Technologies, Inc.      800          44,850
(a)

Energy BioSystems Corp. (a)       2,000        56,125

EntreMed, Inc. (a)                900          88,650

Enzo Biochem, Inc. (a)            2,210        175,143

Enzon, Inc. (a)                   3,800        220,400

Epitope, Inc. (a)                 4,900        58,188

Epix Medical, Inc. (a)            100          1,688

Ergo Science Corp. (a)            100          244

Forest Laboratories, Inc. (a)     6,600        450,863

GelTex Pharmaceuticals, Inc.      2,800        61,425
(a)

Gene Logic, Inc. (a)              1,700        202,938

Genelabs Technologies, Inc.       8,000        86,000
(a)

Genentech, Inc.                   8,700        1,678,013

Genome Therapeutics Corp. (a)     1,700        84,150

Genta, Inc. (a)                   4,500        48,938

Genzyme Corp.:

- General Division                6,900        396,319

- Molecular Oncology (a)          3,083        82,278

Genzyme Transgenics Corp. (a)     3,100        137,950

Geron Corp. (a)                   1,500        82,219

Gilead Sciences, Inc. (a)         3,600        275,400

Gliatech, Inc. (a)                2,400        49,200

Guilford Pharmaceuticals,         2,000        66,250
Inc. (a)

Hauser, Inc. (a)                  25           100

Hemispherx Biopharma, Inc. (a)    1,100        18,288

Herbalife International, Inc.     466          6,990
Class A

Heska Corp. (a)                   600          2,175

Hollis-Eden Pharmaceutcals,       2,500        47,813
Inc. (a)

Human Genome Sciences, Inc.       4,200        916,650
(a)

Hyseq, Inc. (a)                   1,200        121,500

ICN Pharmaceuticals, Inc.         4,800        95,400

ICOS Corp. (a)                    2,700        141,413

IDEC Pharmaceuticals Corp. (a)    3,700        521,238

IDEXX Laboratories, Inc. (a)      6,100        180,331

IGEN International, Inc. (a)      2,300        63,825

Ilex Oncology, Inc. (a)           1,900        91,913

Imclone Systems, Inc. (a)         2,200        288,338

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Immtech International, Inc.       700         $ 17,500
(a)

Immucor, Inc. (a)                 1,300        17,956

Immune Response Corp. (a)         5,100        79,050

Immunex Corp. (a)                 15,600       3,080,025

ImmunoGen, Inc. (a)               5,200        77,350

Immunomedics, Inc. (a)            3,000        87,375

Incyte Pharmaceuticals, Inc.      2,600        716,463
(a)

Inhale Therapeutic Systems,       2,000        202,500
Inc. (a)

InKine Pharmaceutical, Inc.       6,400        51,200
(a)

Interferon Sciences, Inc. (a)     20           66

International Isotopes, Inc.      200          1,325
(a)

Interneuron Pharmaceuticals,      8,900        36,156
Inc. (a)

Invitrogen Corp.                  2,200        185,900

Irvine Sensors Corp. (a)          9,800        112,088

Isis Pharmaceuticals Co. (a)      4,700        66,388

IVAX Corp. (a)                    14,700       334,425

Jones Pharma, Inc.                3,800        272,650

Kendle International, Inc. (a)    3,600        48,600

King Pharmaceuticals, Inc. (a)    5,598        266,955

Kos Pharmaceuticals, Inc. (a)     3,800        72,200

KV Pharmaceutical Co. Class A     350          10,063
(a)

La Jolla Pharmaceutical Co.       6,400        49,200
(a)

LifeCell Corp. (a)                5,000        59,375

Ligand Pharmaceuticals, Inc.      3,900        84,825
Class B (a)

Liposome, Inc. (a)                1,200        16,125

Lynx Therapeutics, Inc. (a)       1,000        96,000

Magainin Pharmaceuticals,         6,100        43,844
Inc. (a)

Martek Biosciences (a)            200          2,250

Matritech, Inc. (a)               5,200        55,250

Matrix Pharmaceutical, Inc.       4,800        83,400
(a)

Maxim Pharmaceuticals, Inc.       1,700        127,925
(a)

Maxygen, Inc.                     2,400        351,900

Medarex, Inc. (a)                 2,700        438,750

Medicis Pharmaceutical Corp.      1,800        90,788
Class A (a)

Medimmune, Inc. (a)               6,145        1,219,783

Meridian Diagnostics, Inc.        100          963

MGI Pharma, Inc. (a)              2,900        138,838

Microcide Pharmaceuticals,        3,100        69,750
Inc. (a)

Microvision, Inc. (a)             1,800        115,313

Millennium Pharmaceuticals,       4,058        1,055,587
Inc. (a)

Miravant Medical Technologies     3,200        89,200
(a)

Molecular Biosystems, Inc. (a)    600          2,250

Mylan Laboratories, Inc.          9,068        208,564

Myriad Genetics, Inc. (a)         1,300        200,850

Nabi (a)                          8,200        90,200

Nanogen, Inc. (a)                 2,300        180,550

NaPro BioTherapeutics, Inc.       1,700        11,050
(a)

Nature's Sunshine Products,       300          3,150
Inc.

NBTY, Inc. (a)                    8,400        118,125

NeoRX Corp. (a)                   5,500        97,625

Neose Technologies, Inc. (a)      100          3,500



                                 SHARES       VALUE (NOTE 1)

NeoTherapeutics, Inc. (a)         300         $ 5,175

Neurogen Corp. (a)                2,600        109,850

North American Vaccine, Inc.      700          3,894
(a)

Northfield Laboratories, Inc.     500          11,125
(a)

Novavax, Inc. (a)                 100          875

Noven Pharmaceuticals, Inc.       4,300        62,081
(a)

NPS Pharmaceuticals, Inc. (a)     3,000        81,563

Nutraceutical International       600          2,175
Corp. (a)

Omni Nutraceuticals, Inc. (a)     800          5,400

ONYX Pharmaceuticals, Inc. (a)    3,000        75,000

Organogenesis, Inc. (a)           931          13,965

Ortec International, Inc. (a)     200          2,000

OSI Pharmaceuticals, Inc. (a)     4,600        129,088

OXiGENE, Inc. (a)                 2,400        55,950

PAREXEL International Corp.       4,400        59,950
(a)

PathoGenesis Corp. (a)            3,000        92,625

PE Corp. - Celera Genomics        4,700        1,146,800
Group (a)

Penwest Pharmaceuticals Co.       1,700        26,881
(a)

Pharmaceutical Product            4,700        113,975
Development, Inc. (a)

Pharmacyclics, Inc. (a)           1,100        87,794

PharmaPrint, Inc. (a)             11,100       23,588

Pharmos Corp. (a)                 10,100       70,700

Polymedica Industries, Inc.       100          4,631
(a)

Progenics Pharmaceuticals,        1,600        148,800
Inc. (a)

Protein Design Labs, Inc. (a)     1,500        375,281

Pure World, Inc. (a)              440          1,746

Questcor Pharmaceuticals,         200          650
Inc. (a)

Quidel Corp. (a)                  7,400        69,838

Regeneron Pharmaceuticals,        1,000        56,500
Inc. (a)

Repligen Corp. (a)                6,600        86,625

Rexall Sundown, Inc. (a)          8,800        132,000

Ribozyme Pharmaceuticals,         2,000        86,000
Inc. (a)

SafeScience, Inc. (a)             1,200        19,350

Sangstat Medical Corp. (a)        1,400        60,550

Schein Pharmaceutical, Inc.       1,100        14,094
(a)

SciClone Pharmaceuticals,         5,600        82,250
Inc. (a)

Scios, Inc. (a)                   1,500        12,000

Sepracor, Inc. (a)                5,600        567,700

Serologicals Corp. (a)            6,450        72,563

Shaman Pharmaceuticals, Inc.      1            1
(a)

SICOR, Inc. (a)                   4,200        41,738

SkyePharma PLC rights             200          0
12/31/99 (a)

SonoSight, Inc. (a)               1,400        46,375

Spectrx, Inc. (a)                 100          1,769

SuperGen, Inc. (a)                2,700        166,219

Symyx Technologies, Inc.          1,900        104,500

Synaptic Pharmaceutical Corp.     4,200        54,600
(a)

Targeted Genetics Corp. (a)       5,200        111,150

Technical Chemicals &             7,500        20,625
Products, Inc. (a)

Techniclone Corp. (a)             11,600       100,412

Texas Biotechnology Corp. (a)     5,800        129,775

Theragenics Corp. (a)             1,000        13,813

Thermotrex Corp. (a)              600          4,875

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Titan Pharmaceuticals, Inc.       2,200       $ 110,550
(a)

Transkaryotic Therapies, Inc.     3,300        165,413
(a)

Trega Biosciences, Inc. (a)       5,200        54,600

Triangle Pharmaceuticals,         5,500        125,813
Inc. (a)

Trimeris, Inc. (a)                1,800        111,600

Tularik, Inc.                     3,600        283,950

Twinlab Corp. (a)                 2,200        13,613

United Therapeutics Corp.         1,200        117,000

V.I. Technologies, Inc. (a)       800          7,100

Valentis, Inc. (a)                4,457        77,440

VaxGen, Inc.                      2,100        36,225

Ventana Medical Systems, Inc.     2,400        135,300
(a)

Vertex Pharmaceuticals, Inc.      2,700        196,088
(a)

Vical, Inc. (a)                   2,200        129,938

Vion Pharmaceuticals, Inc. (a)    4,300        91,644

ViroPharma, Inc. (a)              1,100        102,988

Vivus, Inc. (a)                   7,900        45,425

Vysis, Inc. (a)                   2,700        48,600

Weider Nutrition                  400          1,500
International, Inc.  Class A

XOMA Ltd. (a)                     9,800        90,650

Zila, Inc. (a)                    12,400       66,650

Zonagen, Inc. (a)                 4,300        36,550

                                               32,420,688

MEDICAL EQUIPMENT & SUPPLIES
- 1.4%

Acuson Corp. (a)                  800          10,700

ADAC Laboratories (a)             4,800        59,700

Advanced Neuromodulation          3,100        54,056
Systems, Inc. (a)

Aksys Ltd. (a)                    100          913

ALARIS Medical, Inc. (a)          1,900        4,394

Allied Healthcare Products,       100          331
Inc. (a)

Allscripts, Inc.                  1,500        103,500

American Dental Technologies,     100          256
Inc. (a)

AmeriSource Health Corp.          2,500        36,406
Class A (a)

Angeion Corp. (a)                 40           120

Aradigm Corp. (a)                 2,900        95,700

Arrow International, Inc.         1,600        63,200

Arthrocare Corp. (a)              1,100        135,850

ATS Medical, Inc. (a)             100          913

Avitar, Inc. (a)                  2,400        8,550

Bacou USA, Inc. (a)               600          9,038

Baxter International, Inc.        100          20
rights 12/31/07 (a)

Bergen Brunswig Corp. Class A     6,325        31,230

Bindley Western Industries,       810          13,922
Inc.

Bio-Plexus, Inc. (a)              100          388

Bio-Rad Laboratories, Inc.        300          9,863
Class A (a)

Bio-Vascular, Inc. (a)            400          1,913

BioLase Technology, Inc. (a)      2,100        11,419

Bionx Implants, Inc. (a)          100          400



                                 SHARES       VALUE (NOTE 1)

Boston Biomedica, Inc. (a)        3,700       $ 48,100

Bradley Pharmaceuticals, Inc.     1,200        4,050
Class A (a)

BriteSmile, Inc. (a)              1,400        18,463

Candela Corp. (a)                 3,000        45,000

Cardiac Pathways Corp. (a)        20           123

Cardima, Inc. (a)                 900          2,475

Cell Tech International, Inc.     9            25
(a)

Chad Therapeutics, Inc. (a)       100          144

Closure Medical Corp. (a)         1,300        28,600

CNS., Inc. (a)                    4,000        17,000

Coherent, Inc. (a)                3,000        318,000

Cohesion Technologies, Inc.       3,300        34,856
(a)

Colorado Medtech, Inc. (a)        3,100        38,750

Computer Motion, Inc. (a)         1,900        19,950

Conceptus, Inc. (a)               100          594

CONMED Corp. (a)                  3,500        96,250

Cooper Companies, Inc.            1,300        35,669

Cyberonics, Inc. (a)              2,800        71,400

Cygnus, Inc. (a)                  1,900        35,031

Cypress Bioscience, Inc. (a)      12,300       52,659

Datascope Corp.                   1,400        55,825

DENTSPLY International, Inc.      7,900        202,438

Diametrics Medical, Inc. (a)      4,600        49,450

Dianon Systems, Inc. (a)          100          1,825

Digene Corp. (a)                  2,500        112,813

Dionex Corp. (a)                  3,700        116,781

E-Z-EM, Inc. Class A (a)          100          1,038

Eclipse Surgical Technologies     2,780        23,978
(a)

Endocardial Solutions, Inc.       100          769
(a)

Endosonics Corp. (a)              400          2,300

Fischer Imaging Corp. (a)         100          381

Fusion Medical Technologies,      3,500        61,250
Inc. (a)

Genzyme Corp. - Surgical          5,019        63,365
Products

Graham-Field Health Products,     400          88
Inc. (a)

Guardian Technologies             1,400        9,975
International, Inc. (a)

Haemonetics Corp. (a)             1,000        23,813

Heartport, Inc. (a)               6,100        36,600

Henry Schein, Inc. (a)            6,500        121,875

Hologic, Inc. (a)                 4,700        32,313

Horizon Medical Products,         600          1,800
Inc. (a)

I-Flow Corp. (a)                  4,000        14,500

I-Stat Corp. (a)                  100          1,694

ICU Medical, Inc. (a)             100          1,550

Imatron, Inc. (a)                 12,700       42,466

Implant Sciences Corp. (a)        300          3,038

INAMED Corp. (a)                  3,200        121,200

Integrated Surgial Systems,       3,500        8,969
Inc. (a)

Intermagnetics General Corp.      402          10,301
(a)

Interpore International, Inc.     5,000        67,500
(a)

Invacare Corp.                    1,900        46,313

Iridex Corp. (a)                  100          1,025

JMAR Industries, Inc. (a)         5,000        99,063

Kensey Nash Corp. (a)             1,300        24,050

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

KeraVision, Inc. (a)              3,600       $ 27,225

Laserscope, Inc. (a)              100          325

LaserSight, Inc. (a)              2,800        26,950

Lifecore Biomedical, Inc. (a)     1,700        18,594

LightPath Technologies, Inc.      1,500        70,500
(a)

LJL Biosystems, Inc. (a)          2,800        105,700

Lunar Corp. (a)                   100          1,000

Medical-Design Corp. (a)          2,300        39,675

Mentor Corp.                      700          19,425

Merit Medical Systems, Inc.       100          800
(a)

Micro Therapeutics, Inc. (a)      1,700        13,281

Milestone Scientific, Inc. (a)    200          625

MiniMed, Inc. (a)                 2,400        239,700

Minntech Corp.                    100          900

NCS HealthCare, Inc. (a)          5,800        13,231

Neoprobe Corp. (a)                400          738

Nexell Therapeutics, Inc. (a)     13,000       89,375

NMT Medical, Inc. (a)             100          438

Novametrix Medical Systems,       200          1,213
Inc. (a)

Novoste Corp. (a)                 1,800        65,700

Oakley, Inc. (a)                  2,300        19,838

Ocular Sciences, Inc. (a)         2,700        40,500

Omnicare, Inc.                    4,600        42,263

Optical Sensors, Inc. (a)         100          334

Osteotech, Inc. (a)               2,600        41,763

Owens & Minor, Inc.               1,100        12,100

Palomar Medical Technologies,     185          983
Inc. (a)

Paradigm Medical Industries,      3,600        34,650
Inc. (a)

Patterson Dental Co. (a)          4,150        149,530

Perrigo Co. (a)                   13,700       100,609

PharmaNetics, Inc. (a)            100          1,088

Photoelectron Corp. (a)           100          275

PLC Systems, Inc. (a)             600          1,650

Possis Medical, Inc. (a)          4,400        57,200

Premier Laser Systems, Inc.       400          475
Class A (a)

Priority Healthcare Corp. (a)     3,406        163,488

Protocol Systems, Inc. (a)        100          1,138

PSS World Medical, Inc. (a)       4,675        30,095

Q-Medical, Inc. (a)               100          900

Radiance Medical Systems,         100          900
Inc. (a)

Resmed, Inc. (a)                  1,100        82,088

Respironics, Inc. (a)             1,092        15,356

Sabratek Corp. (a)                1,200        348

Scott Technologies, Inc.          1,000        19,250
Class A (a)

Sonus Pharmaceuticals, Inc.       700          4,375
(a)

Spacelabs Medical, Inc. (a)       2,500        39,375

Staar Surgical Co. (a)            2,100        25,200

Steris Corp. (a)                  2,200        21,313

Stryker Corp.                     10,800       631,800

Summit Technology, Inc. (a)       1,581        11,858

Sunrise Medical, Inc. (a)         800          3,450



                                 SHARES       VALUE (NOTE 1)

Sunrise Technologies, Inc. (a)    2,600       $ 21,450

Swissray International, Inc.      3,700        20,813
(a)

Sybron International, Inc. (a)    13,200       369,600

Techne Corp. (a)                  2,900        248,766

Thermedics, Inc. (a)              1,300        11,538

Thermo Cardiosystems, Inc. (a)    1,300        19,013

Thoratec Laboratories Corp.       200          3,200
(a)

Trex Medical Corp. (a)            1,000        3,125

Uromed Corp. (a)                  3,820        26,263

Varian Medical Systems, Inc.      3,200        127,800

Vasomedical, Inc. (a)             18,300       53,184

Ventiv Health, Inc. (a)           3,465        27,720

Vidamed, Inc. (a)                 100          456

Vista Medical Technologies,       100          156
Inc. (a)

VISX, Inc. (a)                    4,600        77,913

Vital Signs, Inc.                 300          6,956

Voxel (a)                         100          1

Wesley Jessen Visioncare,         2,900        83,375
Inc. (a)

Zoll Medical Corp. (a)            900          46,800

                                               6,317,983

MEDICAL FACILITIES MANAGEMENT
- 0.7%

Advance Paradigm, Inc. (a)        3,900        92,259

American Healthcorp, Inc. (a)     100          459

American HomePatient, Inc. (a)    500          313

American Medical Securities       500          3,594
Group, Inc. (a)

AmeriPath, Inc. (a)               700          6,913

Amsurg Corp. Class A (a)          9            56

Apria Healthcare Group, Inc.      1,900        27,075
(a)

ARV Assisted Living, Inc. (a)     100          138

Beverly Enterprises, Inc. (a)     9,700        25,463

Cambridge Heart, Inc. (a)         1,200        6,038

Carematrix Corp. (a)              2,500        4,531

Centennial Healthcare Corp.       500          2,563
(a)

Chronimed, Inc. (a)               100          881

Clintrials Research, Inc. (a)     200          813

Comprehensive Care Corp. (a)      300          135

Covance, Inc. (a)                 4,800        68,400

Coventry Health Care, Inc. (a)    1,200        9,825

Cryolife, Inc. (a)                100          1,988

Diagnostic Health Services,       600          120
Inc. (a)

Emeritus Corp. (a)                100          475

Express Scripts, Inc. Class A     5,300        244,131
(a)

Foundation Health Systems,        6,000        49,875
Inc.  Class A (a)

Genesis Health Ventures, Inc.     1,200        1,800
(a)

Global Unilabs Clinical           100          0
Trials Ltd.

Hanger Orthopedic Group, Inc.     200          963
(a)

Health Management Associates,     18,200       195,650
Inc. Class A (a)

Health Power, Inc. (a)            400          875

Health Risk Management, Inc.      100          769
(a)

HealthCare Integrated             5,000        30,625
Services, Inc. (a)

HealthGrades.com, Inc. (a)        100          300

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

Hooper Holmes, Inc.               600         $ 18,450

IMPATH, Inc. (a)                  2,400        78,600

Innovative Clinical Solutions     1,100        363
Ltd. (a)

Integrated Health Services,       1,700        221
Inc. (a)

Laboratory Corp. of America       4,100        16,400
Holdings (a)

LCA-Vision, Inc. (a)              5,800        28,819

Lifepoint Hospitals, Inc. (a)     5,100        76,819

Lincare Holdings, Inc. (a)        8,700        203,906

LTC Healthcare, Inc. (a)          20           26

Matria Healthcare, Inc. (a)       3,000        18,375

Maxicare Health Plans, Inc.       600          1,725
(a)

Medical Resources, Inc. (a)       133          50

Medquist, Inc. (a)                5,100        131,325

Mid-Atlantic Medical              1,600        13,100
Services, Inc. (a)

MIM Corp. (a)                     7,200        42,300

Monarch Dental Corp. (a)          400          1,025

Neurocrine Biosciences, Inc.      1,400        51,800
(a)

NovaCare, Inc. (a)                1,000        178

Orthodontic Centers of            2,500        43,281
America, Inc. (a)

Orthologic Corp. (a)              10,400       80,600

Oxford Health Plans, Inc. (a)     4,500        69,469

PacifiCare Health Systems,        5,900        268,081
Inc.  Class A (a)

Paracelsus Healthcare Corp.       300          75
(a)

Pediatric Services of             100          175
America, Inc. (a)

Pediatrix Medical Group (a)       5,100        40,163

Phycor, Inc. (a)                  20,900       24,166

PMR Corp.                         300          1,125

Province Healthcare Co. (a)       3,400        68,425

Psychemedics Corp.                300          1,688

Quest Diagnostics, Inc. (a)       1,600        54,900

Quorum Health Group, Inc. (a)     11,600       103,312

Raytel Medical Corp. (a)          100          375

RehabCare Group, Inc. (a)         300          8,063

Renal Care Group, Inc. (a)        7,600        133,475

Res-Care, Inc. (a)                4,550        45,216

Response Oncology, Inc. (a)       200          450

RightCHOICE Managed Care,         200          2,963
Inc.  Class A (a)

Safeguard Health Enterprises,     200          175
Inc. (a)

Sierra Health Services, Inc.      6,800        41,650
(a)

Sunrise Assisted Living, Inc.     4,800        60,600
(a)

Syncor International Corp. (a)    2,400        58,800

Total Renal Care Holdings,        4,100        12,300
Inc. (a)

TransWorld Healthcare, Inc.       100          300
(a)

Triad Hospitals, Inc. (a)         5,300        84,800

Trigon Healthcare, Inc. (a)       6,100        194,819

UniHolding Corp. (a)              100          259

United Payors & United            3,950        102,947
Providers, Inc. (a)

United Wisconsin Services,        200          1,163
Inc.



                                 SHARES       VALUE (NOTE 1)

Universal Health Services,        2,800       $ 108,850
Inc. Class B (a)

Urocor, Inc. (a)                  100          494

Urologix, Inc. (a)                600          5,325

US Oncology, Inc. (a)             13,458       55,514

Vencor, Inc. (a)                  2,400        432

VisionAmerica, Inc. (a)           1,800        6,356

                                               3,141,295

TOTAL HEALTH                                   41,879,966

HOLDING COMPANIES - 0.0%

Leucadia National Corp.           4,400        94,050

Triarc Companies, Inc. Class      775          14,677
A (a)

                                               108,727

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

ELECTRICAL EQUIPMENT - 1.5%

A.O. Smith Corp. Class B          700          12,075

Acme Electric Corp. (a)           100          556

Adaptive Broadband Corp. (a)      1,100        126,534

Adtran, Inc. (a)                  4,700        345,744

Advanced Lighting                 900          5,850
Technologies, Inc. (a)

Airnet Communications Corp.       2,900        169,650

Allen Telecom, Inc. (a)           900          12,375

American Power Conversion         21,000       712,688
Corp. (a)

American Precision                100          1,900
Industries, Inc. (a)

American Superconductor Corp.     2,400        165,750
(a)

AMETEK, Inc.                      1,000        16,938

Amplidyne, Inc. (a)               2,500        20,313

Andersen Group, Inc. (a)          2,200        37,675

Andrea Electronics Corp. (a)      3,700        48,331

Anicom, Inc. (a)                  6,900        56,494

Anixter International, Inc.       2,700        50,456
(a)

ANTEC Corp. (a)                   2,200        116,463

Avid Technology, Inc. (a)         5,100        89,569

Baldor Electric Co.               1,266        20,493

BMC Industries, Inc.              900          4,950

C-COR.net Corp. (a)               1,800        80,494

California Amplifier, Inc. (a)    1,500        67,688

Communications Systems, Inc.      2,900        52,200

Comtech Telecommunications        1,600        36,000
Corp. (a)

Cymer, Inc. (a)                   1,700        93,288

Data Critical Corp.               2,100        82,950

Detection Systems, Inc. (a)       100          1,050

Electric Fuel Corp. (a)           3,900        78,000

Electro Rent Corp. (a)            800          8,700

Electrosource, Inc. (a)           3,500        55,563

Emcee Broadcast Products,         3,000        30,375
Inc. (a)

Energy Conversion Devices,        2,800        62,650
Inc. (a)

Excel Technology, Inc. (a)        2,900        80,838

Faroudja, Inc. (a)                600          5,063

Franklin Electric Co., Inc.       200          13,325

FuelCell Energy, Inc.             1,400        104,650

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Genlyte Group, Inc. (a)           400         $ 8,000

Gentner Communications Corp.      1,800        42,188
(a)

Glenayre Technologies, Inc.       4,700        93,413
(a)

Global Technologies Ltd. (a)      1,700        32,300

Globecomm Systems, Inc. (a)       1,700        55,250

Harris Corp.                      5,300        168,938

Hubbell, Inc. Class B             4,100        99,681

IEC Electronics Corp. (a)         100          313

iGo Corp.                         4,700        42,300

Information Resources             1,500        45,938
Engineering, Inc. (a)

L-3 Communications Holdings,      4,300        183,019
Inc. (a)

Laser Power Corp. (a)             5,500        58,094

Littelfuse, Inc. (a)              3,600        107,550

Loral Space & Communications      19,000       286,188
Ltd. (a)

LSI, Industries, Inc.             100          1,619

MagneTek, Inc. (a)                1,900        16,388

Metretek Technologies, Inc.       2,400        30,000
(a)

Optelecom, Inc. (a)               1,700        33,363

Ortel Corp. (a)                   1,000        181,000

Owosso Corp.                      100          325

Pinnacle Systems (a)              1,400        70,175

Plug Power, Inc.                  3,800        446,263

Powerwave Technologies, Inc.      1,600        255,800
(a)

Rayovac Corp. (a)                 2,000        41,500

Rofin Sinar Technologies,         400          5,450
Inc. (a)

Roper Industries, Inc.            1,000        27,250

Satcon Technology Corp. (a)       2,600        85,150

Sensormatic Electronics Corp.     5,000        95,000
(a)

SLI, Inc.                         2,150        26,203

Socket Communications, Inc.       2,600        82,875
(a)

SonicWALL, Inc.                   2,600        235,300

Spectra Physics Lasers, Inc.      2,500        173,750
(a)

Spectrian Corp. (a)               900          20,700

Spectrum Control, Inc. (a)        3,300        51,356

STM Wireless, Inc. Class A (a)    3,600        39,375

Technitrol, Inc.                  500          23,438

Teledyne Technologies, Inc.       5,200        45,175
(a)

Teleflex, Inc.                    5,200        146,900

Telular Corp. (a)                 2,475        67,444

Transcrypt International,         400          2,500
Inc. (a)

TrueTime, Inc.                    3,000        39,000

ViaSat, Inc. (a)                  1,100        85,800

Vicor Corp. (a)                   4,300        97,825

ViewCast.com, Inc. (a)            6,700        38,106

Wegener Corp. (a)                 5,800        41,325

WESCO International, Inc.         5,100        43,031

Zoltek Companies, Inc. (a)        2,700        28,688

                                               6,668,884

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Ag-Chem Equipment, Inc. (a)       100          944



                                 SHARES       VALUE (NOTE 1)

AGCO Corp.                        7,400       $ 81,400

Alamo Group, Inc.                 100          1,200

Allied Products Corp.             300          994

Applied Industrial                700          12,688
Technologies, Inc.

Applied Power, Inc. Class A       6,455        156,130

Astec Industries, Inc. (a)        3,900        103,838

Asyst Technologies, Inc. (a)      1,500        68,813

Autologic Information             100          400
International, Inc. (a)

Baldwin Technology Co., Inc.      100          188
Class A (a)

BioSphere Medical, Inc. (a)       2,400        100,800

BOLDER Technologies Corp. (a)     3,300        33,206

Brooks Automation, Inc. (a)       1,100        79,475

Brown & Sharpe Manufacturing      100          225
Co. Class A (a)

Cascade Corp.                     100          844

Chart Industries, Inc.            150          609

CMI Corp. Class A                 200          1,200

Columbus McKinnon Corp.           500          7,500

Commercial Intertech Corp.        4,000        72,000

CTB International Corp. (a)       100          700

CUNO, Inc. (a)                    800          19,500

CVC, Inc.                         2,300        77,625

Cyclopss Corp. (a)                400          288

Detroit Diesel Corp.              500          8,375

Donaldson Co., Inc.               1,300        29,575

DT Industries, Inc.               3,500        45,063

Eco Soil Systems, Inc. (a)        500          2,000

EMCORE Corp. (a)                  1,700        221,000

ESCO Electronics Corp. (a)        100          1,500

Exide Corp.                       800          8,100

Fansteel, Inc. (a)                100          338

Farr Co. (a)                      150          1,519

Fedders Corp.                     1,200        6,300

Flow International Corp. (a)      800          9,450

FSI International, Inc. (a)       4,803        93,959

Gardner Denver Machinery,         750          14,250
Inc. (a)

Gasonics International Corp.      2,700        88,594
(a)

Gehl Co. (a)                      100          1,813

Gencor Industries, Inc.           100          631

Gorman-Rupp Co.                   100          1,538

Graco, Inc.                       650          19,622

Greenbrier Companies, Inc.        100          825

Hardinge, Inc.                    250          2,578

Harnischfeger Industries,         6,400        4,800
Inc.

Hirsch International Corp.        600          750
Class A (a)

Hughes Supply, Inc.               700          12,513

Ibis Technology Corp. (a)         1,100        84,700

IDEX Corp.                        2,100        51,975

Industrial Distribution           100          300
Group, Inc. (a)

Ionics, Inc. (a)                  500          14,250

JLG Industries, Inc.              4,200        37,800

JLK Direct Distrution, Inc.       300          3,281
Class A (a)

Kaman Corp. Class A               800          7,950




                                 SHARES       VALUE (NOTE 1)

Earth Sciences, Inc. (a)          800         $ 216

Flanders Corp. (a)                200          650

GTS Duratek, Inc. (a)             100          863

Insituform Technologies, Inc.     2,200        62,150
Class A (a)

IT Group, Inc. (a)                3,716        28,335

Kaiser Group International,       400          225
Inc. (a)

Met-Pro Corp.                     100          969

Ogden Corp.                       4,600        52,325

Recycling Industries, Inc. (a)    200          8

Republic Services, Inc. Class     11,700       127,238
A (a)

Safety-Kleen Corp. (a)            12,550       61,181

Stericycle, Inc. (a)              4,200        77,569

Tetra Tech, Inc. (a)              6,907        173,107

TETRA Technologies, Inc. (a)      400          3,600

U.S. Liquids, Inc. (a)            500          3,125

U.S. Plastic Lumber Co. (a)       6,200        49,600

Waste Connections, Inc. (a)       4,100        43,563

Waste Industries, Inc. (a)        800          8,450

                                               742,527

TOTAL INDUSTRIAL MACHINERY &                   10,756,652
EQUIPMENT

MEDIA & LEISURE - 6.8%

BROADCASTING - 4.3%

5th Avenue Channel Corp. (a)      500          3,750

ACT Teleconferencing, Inc. (a)    2,700        40,500

Adelphia Communications Corp.     10,171       558,769
 Class A (a)

American Tower Corp. Class A      12,520       616,610
(a)

AMFM, Inc. (a)                    18,540       1,137,893

Ascent Entertainment Group,       3,900        59,231
Inc. (a)

BHC Communications, Inc.          1,400        223,300
Class A

Cablevision Systems Corp.         13,738       881,808
Class A (a)

CAIS Internet, Inc.               1,700        65,025

Charter Communications, Inc.      15,200       266,950

Chris-Craft Industries, Inc.      4,842        318,664

Citadel Communications Corp.      4,600        155,825
(a)

Classic Communications, Inc.      2,600        55,900
Class A

Cox Communications, Inc.          58,331       2,650,415
Class A (a)

Cox Radio, Inc. Class A (a)       800          64,000

CTC Communications Group,         2,200        165,000
Inc. (a)

Cumulus Media, Inc. (a)           2,000        59,750

Digital Generation Systems,       5,100        40,641
Inc. (a)

E.W. Scripps Co. Class A          9,100        392,438

EchoStar Communications Corp.     9,900        1,128,600
 Class A (a)

Emmis Communications Corp.        5,400        197,100
Class A (a)

Entercom Communications Corp.     1,900        79,919

Gaylord Entertainment Co.         1,000        27,563

Granite Broadcasting Corp. (a)    3,800        30,400

Hearst-Argyle Television,         2,383        49,596
Inc. (a)

HighwayMaster Communications,     5,800        48,938
Inc. (a)

Hispanic Broadcasting Corp.       6,200        579,313
(a)

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Impsat Fiber Networks, Inc.       9,070       $ 332,756

Infinity Broadcasting Corp.       33,893       1,082,458
Class A (a)

Insight Communications, Inc.      5,800        121,075

Jones Intercable, Inc. Class      5,300        310,381
A (a)

Liberty Digital, Inc. (a)         1,800        98,775

LodgeNet Entertainment Corp.      2,900        76,488
(a)

Mediacom Communications Corp.     6,050        103,228

Metro One Telecommunications,     2,500        37,500
Inc. (a)

Metromedia International          2,835        19,491
Group, Inc. (a)

Netro Corp.                       3,100        132,138

New Frontier Media, Inc. (a)      4,200        34,913

NorthPoint Communication          13,400       304,013
Holdings, Inc.

NTL, Inc. (a)                     13,843       1,266,635

NTN Communications, Inc. (a)      5,300        20,869

Nucentrix Broadband Netwks,       1,300        37,700
Inc. (a)

PanAmSat Corp. (a)                3,600        175,725

Paxson Communications Corp.       4,600        47,150
(a)

Pegasus Communications Corp.      1,900        235,600
(a)

Radio One, Inc.                   2,300        151,225

Radio Unica Communications        1,600        22,500
Corp.

RnetHealth.com, Inc. (a)          8,400        26,250

Sinclair Broadcast Group,         8,900        84,550
Inc.  Class A (a)

Sirius Satellite Radio, Inc.      1,800        109,800
(a)

Spanish Broadcasting System,      5,200        99,450
Inc.  Class A

Spectrasite Holdings, Inc. (a)    4,200        105,263

SpeedUs.com (a)                   3,800        78,138

TCI Satellite Entertainment,
Inc.:

Class A (a)                       4,700        59,338

Class B (a)                       100          1,300

Telscape International, Inc.      3,100        44,175
(a)

TiVo, Inc.                        2,400        80,550

TV Guide, Inc. (a)                16,600       782,275

United Television, Inc.           300          39,825

UnitedGlobalCom, Inc. (a)         7,000        731,500

Univision Communications,         10,700       1,090,063
Inc.  Class A (a)

US Wireless Corp. (a)             2,400        73,500

USA Networks, Inc. (a)            29,726       666,977

ValueVision International,        4,600        230,000
Inc. (a)

Westwood One, Inc. (a)            6,400        427,600

Wireless Facilities, Inc.         3,200        396,800

Xm Satellite Radio Holdings,      3,900        155,756
Inc. Class A

Young Broadcasting, Inc.          2,100        50,663
Class A (a)

YouthStream Media Networks,       1,300        24,863
Inc. (a)

                                               19,867,154

ENTERTAINMENT - 0.9%

Alliance Gaming Corp. (a)         200          569

AMC Entertainment, Inc. (a)       1,400        10,325



                                 SHARES       VALUE (NOTE 1)

American Bingo & Gaming Corp.     500         $ 500
(a)

American Champion                 4,600        18,688
Entertainment, Inc. (a)

American Classic Voyages Co.      1,200        28,500
(a)

American Coin Merchandising,      300          844
Inc. (a)

American Wagering, Inc. (a)       4,100        57,400

Ameristar Casinos, Inc. (a)       100          394

AMF Bowling, Inc. (a)             1,900        6,175

Bally Total Fitness Holding       2,700        72,563
Corp. (a)

Brilliant Digital                 300          2,100
Entertainment, Inc. (a)

Carmike Cinemas, Inc. Class A     2,200        17,188
(a)

Cedar Fair LP (depository         600          11,063
unit)

Family Golf Centers, Inc. (a)     1,350        1,688

Fox Entertainment Group, Inc.     20,800       547,300
Class A

Hollywood Entertainment Corp.     4,100        41,769
(a)

Image Entertainment, Inc. (a)     800          3,950

International Speedway Corp.      6,310        279,218
Class A

Isle Capri Casinos, Inc. (a)      6,800        73,950

J2 Communications (a)             600          5,775

Kushner Locke Co. (a)             5,900        26,734

Lakes Gaming, Inc. (a)            350          2,756

Laser-Pacific Media Corp. (a)     1,800        21,600

Mandalay Resort Group (a)         13,200       185,625

Metro-Goldwyn-Mayer, Inc. (a)     16,000       382,000

MGM Grand, Inc.                   27,006       536,744

Multimedia Games, Inc. (a)        300          881

NetCurrents, Inc. (a)             6,500        62,359

On Command Corp. (a)              1,100        18,700

Park Place Entertainment          37,300       421,956
Corp. (a)

Pinnacle Entertainment, Inc.      3,600        62,100
(a)

Pixar (a)                         6,300        220,500

Platinum Entertainment, Inc.      500          1,625
(a)

Premier Parks, Inc. (a)           10,200       206,550

Quintel Communications, Inc.      3,100        18,600
(a)

Rentrak Corp. (a)                 400          2,250

Scientific Games Holdings         700          11,638
Corp. (a)

SFX Entertainment, Inc. Class     4,150        159,775
A (a)

Speedway Motorsports, Inc. (a)    3,800        116,375

The Sports Club Co., Inc. (a)     100          406

Ticketmaster Online               1,500        52,336
CitySearch, Inc. (a)

Tickets.com, Inc.                 6,400        87,200

Todd-AO Corp. Class A             1,400        42,700

Trimark Holdings, Inc. (a)        100          600

United Leisure Corp. (a)          3,600        34,875

Vail Resorts, Inc. (a)            1,100        17,600

VDI MultiMedia (a)                2,600        34,613

Venture Catalyst, Inc. (a)        3,100        39,525

World Wrestling Federation        4,500        58,500
Entertainment, Inc. Class A

Zomax, Inc. (a)                   2,000        97,875

                                               4,104,957

LEISURE DURABLES & TOYS - 0.1%

Adams Golf, Inc. (a)              900          1,631

Aldila, Inc. (a)                  900          1,519

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS -
CONTINUED

Arctic Cat, Inc.                  900         $ 9,113

Callaway Golf Co.                 4,900        58,800

Champion Enterprises, Inc. (a)    1,500        9,469

Coachmen Industries, Inc.         600          7,200

Coastcast Corp. (a)               300          4,294

Equity Marketing, Inc. (a)        2,300        23,288

Excelsior Henderson               100          72
Motorcycle Manufacturing Co.
(a)

Huffy Corp.                       400          2,350

JAKKS Pacific, Inc. (a)           4,400        72,600

K2, Inc.                          500          3,531

L.L. Knickerbocker Co. (a)        200          52

Marvel Enterprises, Inc. (a)      1,000        6,188

National R.V. Holdings, Inc.      1,500        19,500
(a)

Play By Play Toys &               3,400        8,075
Novelties, Inc. (a)

Polaris Industries, Inc.          2,100        64,313

PTI Holding, Inc. (a)             100          131

Rawlings Sporting Goods, Inc.     5,800        34,800
(a)

RockShox, Inc. (a)                100          106

Russ Berrie & Co., Inc.           700          12,863

Silicon Gaming, Inc. (a)          800          300

Steinway Musical Instruments,     200          3,713
Inc. (a)

T-HQ, Inc. (a)                    3,800        76,713

Thor Industries, Inc.             350          8,947

Toymax International, Inc. (a)    3,100        11,625

West Marine, Inc. (a)             500          4,313

Winnebago Industries, Inc.        2,200        47,025

                                               492,531

LODGING & GAMING - 0.3%

Anchor Gaming (a)                 2,500        104,063

Argosy Gaming Co. (a)             4,600        52,038

Aztar Corp. (a)                   1,300        12,350

Boca Resorts, Inc. Class A (a)    500          4,500

Boyd Gaming Corp. (a)             6,300        32,681

Buckhead America Corp. (a)        100          538

Championship Auto Racing          1,400        28,000
Teams, Inc. (a)

Choice Hotels International,      2,100        34,913
Inc. (a)

Churchill Downs, Inc.             1,600        35,500

Crescent Operating, Inc. (a)      100          225

Dover Downs Entertainment,        1,300        18,444
Inc.

Extended Stay America, Inc.       3,100        20,150
(a)

Gtech Holdings Corp. (a)          3,100        62,000

Hotelworks.com, Inc. (a)          100          325

International Game Technology     11,841       210,918

Interstate Hotels Corp. (a)       170          531

Jackpot Enterprises, Inc. (a)     4,800        57,300

John Q. Hammons Hotels, Inc.      100          475
Class A (a)

Lodgian, Inc. (a)                 1,000        4,000

Marcus Corp.                      950          9,916



                                 SHARES       VALUE (NOTE 1)

Penn National Gaming, Inc. (a)    200         $ 1,494

Players International, Inc.       1,200        9,863
(a)

Prime Hospitality Corp. (a)       1,660        14,110

ShoLodge, Inc. (a)                100          388

Starwood Hotels & Resorts         22,580       506,639
Worldwide, Inc. unit

Station Casinos, Inc. (a)         5,800        113,825

Suburban Lodges of America,       4,200        23,100
Inc. (a)

Sunburst Hospitality Corp. (a)    300          1,463

Sunterra Corp. (a)                2,400        6,300

Trump Hotels & Casino             2,900        9,063
Resorts, Inc. (a)

U.S. Franchise Systems, Inc.      3,700        19,194
Class A (a)

WMS Industries, Inc. (a)          1,800        20,475

                                               1,414,781

PUBLISHING - 0.6%

A.H. Belo Corp. Class A           15,800       203,425

Applied Graphics                  760          3,230
Technologies, Inc. (a)

Banta Corp.                       1,000        18,250

Central Newspapers, Inc.          2,300        65,694
Class A

Franklin Covey Co. (a)            900          7,369

Gibson Greetings, Inc. (a)        2,700        21,769

Harte Hanks Communications,       3,400        74,163
Inc.

Hollinger International, Inc.     7,800        94,088
Class A

Houghton Mifflin Co.              4,800        191,100

IDG Books Worldwide, Inc. (a)     700          9,625

Individual Investor Group,        900          3,713
Inc. (a)

John Wiley & Sons, Inc. Class     2,000        28,500
A

Journal Register Co. (a)          1,000        13,750

Lee Enterprises, Inc.             1,400        29,138

Martha Stewart Living             2,400        61,650
Omnimedia, Inc. Class A

Media General, Inc. Class A       3,200        165,400

Nelson Thomas, Inc.               200          1,600

Pacific Chemical, Inc. (a)        100          0

Penton Media, Inc.                1,700        44,625

Playboy Enterprises, Inc.         1,200        26,475
Class B (a)

PRIMEDIA, Inc. (a)                9,500        176,344

Pulitzer, Inc.                    1,000        38,813

Reader's Digest Association,      13,200       453,750
Inc. Class A (non-vtg.)

Scholastic Corp. (a)              3,000        155,438

The McClatchy Co. Class A         2,300        79,494

Topps Co., Inc. (a)               10,500       78,750

Washington Post Co. Class B       1,074        523,844

Wave Technologies                 5,200        39,000
International, Inc. (a)

Ziff-Davis, Inc. - ZD (a)         6,600        125,400

                                               2,734,397

RESTAURANTS - 0.6%

Applebee's International,         5,200        146,412
Inc.

ARK Restaurants Corp. (a)         100          744

Avado Brands, Inc.                5,700        24,759

Benihana, Inc. Class A (a)        100          1,463

Big Buck Brew & Steakhouse,       100          200
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Bob Evans Farms, Inc.             7,000       $ 94,938

Boston Chicken, Inc. (a)          1,100        121

Brinker International, Inc.       9,700        210,975
(a)

Buca, Inc.                        1,700        24,013

Buffets, Inc. (a)                 5,400        46,913

CBRL Group, Inc.                  11,300       104,525

CEC Entertainment, Inc. (a)       1,900        43,225

Champps Entertainment, Inc.       100          413
(a)

Chart House Enterprises, Inc.     100          563
(a)

Cheesecake Factory, Inc. (a)      4,100        121,975

CKE Restaurants, Inc.             8,643        55,099

Consolidated Products, Inc.       969          9,751
(a)

Cooker Restaurant Corp.           60           165

Dave & Busters, Inc. (a)          900          5,794

Einstein/Noah Bagel Corp. (a)     500          266

Elxsi Corp. (a)                   100          1,400

Fine Host Corp. (a)               700          210

Friendly Ice Cream Corp. (a)      900          3,206

Frisch's Restaurants, Inc.        100          975

Garden Fresh Restaurant Corp.     100          1,138
(a)

IHOP Corp. (a)                    600          9,263

Il Fornaio America Corp. (a)      100          975

J. Alexanders Corp. (a)           100          338

Jack in the Box, Inc. (a)         4,400        88,275

Landry's Seafood Restaurants,     4,200        29,663
Inc. (a)

Lone Star Steakhouse &            9,000        79,875
Saloon, Inc. (a)

Luby's, Inc.                      4,500        46,969

Max & Ermas Restaurants, Inc.     100          863
(a)

Morrison Management               100          2,238
Specialists, Inc.

Morton's Restaurant Group,        100          1,738
Inc. (a)

New World Coffee-Manhattan        150          488
Bagel, Inc. (a)

NPC International, Inc. (a)       700          5,775

O'Charleys, Inc. (a)              150          1,688

Outback Steakhouse, Inc. (a)      10,700       279,538

P.F. Chang's China Bistro,        3,100        93,194
Inc. (a)

Panera Bread Co. (a)              100          688

Papa John's International,        6,000        144,000
Inc. (a)

Piccadilly Cafeterias, Inc.       100          300

PJ America, Inc. (a)              2,400        26,100

Planet Hollywood                  1,800        126
International, Inc.  Class A
(a)

PopMail.com, Inc. (a)             6,100        30,119

Prandium, Inc. (a)                2,800        938

Rainforest Cafe, Inc. (a)         9,050        36,200

Rare Hospitality                  1,300        24,538
International, Inc. (a)

Rubio's Restaurants, Inc.         4,200        29,334

Ruby Tuesday, Inc.                1,200        20,325

Ryan's Family Steak Houses,       4,200        40,163
Inc. (a)

Santa Barbara Restaurant          500          719
Group, Inc. (a)

Schlotzskys, Inc. (a)             300          2,213



                                 SHARES       VALUE (NOTE 1)

Shells Seafood Restaurants,       100         $ 188
Inc. (a)

Sodexho Marriott Services,        3,500        38,938
Inc.

Sonic Corp. (a)                   3,850        93,363

Star Buffet, Inc. (a)             100          331

Starbucks Corp. (a)               15,200       533,900

Taco Cabana, Inc. Class A (a)     3,700        22,200

Total Entertainment               100          175
Restaurant Corp. (a)

Uno Restaurant Corp. (a)          110          1,114

VICORP Restaurants, Inc. (a)      91           1,763

                                               2,587,858

TOTAL MEDIA & LEISURE                          31,201,678

NONDURABLES - 1.2%

AGRICULTURE - 0.0%

Andersons, Inc.                   100          763

Delta & Pine Land Co.             2,266        40,646

Fresh America Corp. (a)           500          2,031

Northland Cranberries, Inc.       700          4,572
Class A

Seminis, Inc.                     9,300        59,869

Tejon Ranch Co.                   400          10,050

                                               117,931

BEVERAGES - 0.2%

Beringer Wine Estates             4,200        151,463
Holdings, Inc. Class B (a)

Boston Beer Co., Inc. Class A     500          3,656
(a)

Canandaigua Brands, Inc.          2,700        132,300
Class A (a)

Celestial Seasonings, Inc. (a)    2,100        54,600

Coca-Cola Bottling Co.            200          10,094
Consolidated

Golden State Vintners, Inc.       500          2,234
Class B (a)

M&F Worldwide Corp. (a)           300          1,463

National Beverage Corp. (a)       200          1,475

Pepsi Bottling Group, Inc.        15,200       254,600

PepsiAmericas, Inc. (a)           100          325

Robert Mondavi Corp. Class A      1,700        62,263
(a)

Whitman Corp.                     9,200        115,000

                                               789,473

FOODS - 0.7%

Agribrands International,         900          32,906
Inc. (a)

American Italian Pasta Co.        700          15,969
Class A (a)

Aurora Foods, Inc. (a)            2,500        7,031

Ben & Jerry's Homemade, Inc.      1,800        47,250
Class A (a)

Bridgford Foods Corp.             110          997

Chiquita Brands                   3,800        16,863
International, Inc.

Corn Products International,      6,400        150,800
Inc.

Darling International, Inc.       100          175
(a)

Dean Foods Co.                    5,900        160,038

Del Monte Foods Co.               3,300        41,250

Dole Food Co., Inc.               8,500        130,688

Dreyer's Grand Ice Cream,         1,200        21,825
Inc.

Earthgrains Co.                   2,600        39,000

Flowers Industries, Inc.          6,400        82,800

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Fresh Foods, Inc. (a)             38          $ 128

Gardenburger, Inc. (a)            700          3,938

Golden Enterprises Ltd.           100          288

Gum Tech International, Inc.      2,600        57,363
(a)

Horizon Organic Holding Corp.     700          6,956
(a)

Hormel Foods Corp.                18,000       300,375

IBP, Inc.                         14,600       182,500

Imperial Sugar Co.                262          704

International Home Foods,         11,100       188,006
Inc. (a)

International Multifoods          700          7,656
Corp.

Interstate Bakeries Corp.         10,000       114,375

J&J Snack Food Corp. (a)          100          1,844

J.M. Smucker Co. Class A          500          8,563

Keebler Foods Co. (a)             10,500       266,438

Lancaster Colony Corp.            6,950        206,763

Lance, Inc.                       8,500        87,125

McCormick & Co., Inc.             4,100        112,238
(non-vtg.)

Michael Foods, Inc.               4,900        107,188

Midwest Grain Products, Inc.      100          750
(a)

Nabisco Holdings Corp. Class A    4,300        125,775

Opta Food Ingredients, Inc.       100          281
(a)

Pilgrims Pride Corp.              900          7,200

Ralcorp Holdings, Inc.            1,650        24,647

Riviana Foods, Inc.               400          6,650

Sanderson Farms, Inc.             200          1,388

Smithfield Foods, Inc. (a)        6,800        105,400

Suiza Foods Corp. (a)             4,647        181,814

Tasty Baking Co.                  100          1,038

TCBY Enterprises, Inc.            700          3,850

Thorn Apple Valley, Inc. (a)      400          24

Tootsie Roll Industries, Inc.     2,127        63,145

Tyson Foods, Inc.                 17,620       181,706

Universal Foods Corp.             3,700        66,831

Vlasic Foods International,       1,700        4,781
Inc. (a)

WLR Foods, Inc. (a)               100          600

                                               3,175,920

HOUSEHOLD PRODUCTS - 0.2%

Aptargroup, Inc.                  2,800        67,025

BioShield Technologies, Inc.      900          20,700
(a)

Block Drug Co., Inc. Class A      733          24,097

Brady Corp. Class A               800          21,700

Church & Dwight Co., Inc.         3,100        52,894

Dial Corp.                        8,600        123,625

Enamelon, Inc. (a)                800          1,300

Estee Lauder Companies, Inc.      13,800       598,575

French Fragrances, Inc. (a)       500          4,188

Helen of Troy Corp. (a)           6,500        45,500

Mikohn Gaming Corp. (a)           100          813

Nu Skin Enterprises, Inc.         1,000        8,938
Class A (a)

Paragon Trade Brands, Inc. (a)    100          50

Playtex Products, Inc. (a)        1,900        26,006



                                 SHARES       VALUE (NOTE 1)

Racing Champions Corp. (a)        2,600       $ 8,450

Revlon, Inc. Class A (a)          2,200        17,188

Tristar Corp. (a)                 100          600

Ultralife Batteries, Inc. (a)     4,100        53,556

USA Detergents, Inc. (a)          2,800        6,475

Windmere-Durable Holdings,        700          10,500
Inc. (a)

York Group, Inc.                  500          2,188

                                               1,094,368

TOBACCO - 0.1%

DIMON, Inc.                       1,500        3,656

General Cigar Holdings, Inc.      3,500        51,844
Class A (a)

RJ Reynolds Tobacco Holdings,     14,300       257,400
Inc.

Schweitzer-Mauduit                1,000        13,625
International, Inc.

Standard Commercial Corp.         100          375

Universal Corp.                   4,800        78,600

                                               405,500

TOTAL NONDURABLES                              5,583,192

PRECIOUS METALS - 0.1%

Battle Mountain Gold Co. (a)      29,200       62,050

Coeur d'Alene Mines Corp. (a)     10,500       35,438

Echo Bay Mines Ltd. (a)           6,800        9,147

Meridian Gold, Inc. (a)           7,100        43,346

Stillwater Mining Co. (a)         5,250        194,906

                                               344,887

RETAIL & WHOLESALE - 2.3%

APPAREL STORES - 0.4%

Abercrombie & Fitch Co. Class     6,800        99,875
A (a)

American Eagle Outfitters,        2,650        67,575
Inc. (a)

AnnTaylor Stores Corp. (a)        1,100        20,969

Big Dog Holdings, Inc.            100          425

Bon-Ton Stores, Inc. (a)          3,600        13,275

Braun's Fashions Corp. (a)        1,200        18,000

Burlington Coat Factory           1,500        17,156
Warehouse Corp.

Cato Corp. Class A                900          9,000

Charming Shoppes, Inc. (a)        14,800       88,800

Chicos Fas, Inc. (a)              2,200        27,775

Claire's Stores, Inc.             2,900        50,569

Deb Shops, Inc.                   1,300        20,150

Dress Barn, Inc. (a)              900          13,050

Ellet Brothers, Inc.              100          719

Factory 2-U Stores, Inc. (a)      900          21,825

Fashionmall.com, Inc.             2,900        10,875

Footstar, Inc. (a)                800          19,750

Genesco, Inc. (a)                 700          7,175

Global Imaging Systems, Inc.      300          2,250
(a)

Goody's Family Clothing (a)       1,100        7,700

Guess, Inc. (a)                   1,900        40,494

Gymboree Corp. (a)                3,000        14,063

Hibbett Sporting Goods, Inc.      1,600        25,500
(a)

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

iTurf, Inc.                       2,900       $ 31,900

J. Baker, Inc.                    600          3,375

Just for Feet, Inc. (a)           4,100        384

Kenneth Cole Productions,         2,300        117,300
Inc.  Class A (a)

Paul Harris Stores, Inc. (a)      200          863

Payless ShoeSource, Inc. (a)      4,200        165,900

Right Start, Inc. (a)             1,400        20,650

Ross Stores, Inc.                 13,300       192,850

Shoe Carnival, Inc. (a)           100          863

Stage Stores, Inc. (a)            800          1,000

Syms Corp. (a)                    300          1,219

Talbots, Inc.                     4,800        173,700

The Buckle, Inc. (a)              650          9,506

The Childrens Place Retail        800          9,450
Stores, Inc. (a)

The Men's Wearhouse, Inc. (a)     3,965        92,062

Too, Inc. (a)                     2,600        62,400

Track n Trail, Inc. (a)           100          106

United Retail Group, Inc. (a)     500          6,281

United Stationers, Inc. (a)       5,800        155,875

Urban Outfitters, Inc. (a)        1,400        16,188

Venator Group, Inc. (a)           4,700        26,731

Wet Seal, Inc. Class A (a)        2,500        25,781

Wilsons Leather Experts, Inc.     100          2,550
(a)

                                               1,713,904

APPLIANCE STORES - 0.0%

Cellstar Corp. (a)                1,700        16,309

DRUG STORES - 0.0%

Drug Emporium, Inc. (a)           5,900        26,181

Duane Reade, Inc. (a)             3,700        88,569

E Com Ventures, Inc. (a)          800          5,375

                                               120,125

GENERAL MERCHANDISE STORES -
0.4%

7-Eleven, Inc. (a)                19,300       50,059

99 Cents Only Stores (a)          3,574        89,573

Ames Department Stores, Inc.      2,900        40,963
(a)

BJ's Wholesale Club, Inc. (a)     9,600        297,600

Bradlees, Inc. (a)                3,100        22,475

Cost Plus, Inc. (a)               4,475        83,067

Dollar Tree Stores, Inc. (a)      8,300        322,144

Elder Beerman Stores Corp. (a)    2,700        17,213

EZCORP, Inc. Class A              100          400

Family Dollar Stores, Inc.        14,100       244,988

Freds, Inc. Class A               2,325        34,584

Gottschalks, Inc. (a)             300          1,875

Hot Topic, Inc. (a)               2,900        49,300

Jo-Ann Stores, Inc. Class A       600          5,400
(a)

Lechters, Inc. (a)                700          1,094

Mazel Stores, Inc. (a)            100          963

Michaels Stores, Inc. (a)         4,900        132,913



                                 SHARES       VALUE (NOTE 1)

Neiman Marcus Group, Inc. (a)     4,500       $ 95,906

Party City Corp. (a)              1,450        3,591

Phar-Mor, Inc. (a)                100          313

Saks, Inc. (a)                    19,913       229,000

Service Merchandise, Inc. (a)     2,700        432

Shopko Stores, Inc. (a)           3,800        63,175

Stein Mart, Inc. (a)              4,300        18,544

Tuesday Morning Corp. (a)         1,200        15,600

Value City Department Stores,     700          9,231
Inc. (a)

                                               1,830,403

GROCERY STORES - 0.4%

Central Garden & Pet Co. (a)      3,600        34,650

Delhaize America, Inc.            19,933       333,878

Fleming Companies, Inc.           4,200        64,838

Grand Union Co. (a)               7,700        38,500

Hain Food Group, Inc. (a)         2,500        91,875

Hannaford Brothers Co.            5,600        399,000

Hawaiian Natural Water Co.,       100          67
Inc. (a)

Ingles Markets, Inc. Class A      600          6,563

Marsh Supermarkets, Inc.          100          1,063
Class B

Nash-Finch Co.                    400          3,150

Performance Food Group Co. (a)    1,300        30,875

Pizza Inn, Inc.                   100          350

Ruddick Corp.                     4,100        55,094

Schultz Sav-O Stores, Inc.        100          1,150

Seaway Food Town, Inc.            2,500        52,500

Smart & Final, Inc.               700          4,025

Synergy Brands, Inc. (a)          4,900        15,925

U.S. Foodservice (a)              16,710       295,558

United Natural Foods, Inc. (a)    3,600        37,125

VitaminShoppe.com, Inc.           3,400        21,038

Weis Markets, Inc.                1,500        63,469

Whole Foods Market, Inc. (a)      4,200        159,469

Wild Oats Markets, Inc. (a)       4,975        93,281

                                               1,803,443

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.1%

1-800 CONTACTS, Inc. (a)          300          8,438

1-800-FLOWERS.COM, Inc. Class     5,000        45,938
A

800-JR Cigar, Inc. (a)            200          1,875

AC Moore Arts & Crafts, Inc.      100          550
(a)

Action Performance Companies,     5,800        52,563
Inc. (a)

AgriBioTech, Inc. (a)             1,400        295

Alloy Online, Inc.                2,800        54,600

Ashford.com, Inc.                 2,100        16,013

Barnes & Noble, Inc. (a)          3,800        65,550

Beyond.com Corp. (a)              1,000        5,219

Blair Corp.                       200          3,475

Blue Rhino Corp. (a)              3,000        39,375

Boise Cascade Office Products     2,100        31,238
Corp. (a)

Books-A-Million, Inc. (a)         2,700        18,984

Borders Group, Inc. (a)           4,400        54,175

Brookstone, Inc. (a)              700          11,200

Building Material Holding         400          4,013
Corp. (a)

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Cameron Ashley Building           100         $ 1,594
Products, Inc. (a)

Cannondale Corp. (a)              300          2,288

CDnow, Inc. (a)                   913          7,304

Chemdex Corp.                     2,800        629,650

Coldwater Creek, Inc. (a)         1,100        19,938

Cole National Corp. Class A       500          3,156

Creative Computers, Inc. (a)      3,000        35,250

Cyberian Outpost, Inc. (a)        2,100        18,506

CyberShop International, Inc.     3,500        13,781
(a)

Daisytek International Corp.      3,000        68,813
(a)

Damark International, Inc.        1,600        77,600
Class A (a)

dELiA*s, Inc. (a)                 3,200        20,400

Drugstore.com, Inc.               2,400        45,600

E-Stamp Corp.                     1,300        12,431

E4L, Inc. (a)                     300          675

Egghead.com, Inc. (a)             1,565        14,378

Elcom International, Inc. (a)     2,100        49,219

Electronics Boutique Holding      3,200        46,800
Corp. (a)

Enesco Group, Inc.                500          3,625

Envision Development Corp.        2,400        119,850

eToys, Inc.                       8,600        120,938

Fatbrain.com, Inc. (a)            600          10,650

Finish Line, Inc. Class A (a)     5,300        31,800

Finlay Enterprises, Inc. (a)      700          7,000

Friedmans, Inc. Class A           3,200        18,600

FTD.com, Inc. Class A             400          1,550

Gadzooks, Inc. (a)                3,100        49,406

Garden.com, Inc.                  3,600        27,000

Genesis Direct, Inc. (a)          1,700        26

GenesisIntermedia.com, Inc.       2,400        54,750

Gerald Stevens, Inc. (a)          2,700        17,213

Good Guys, Inc. (a)               4,600        26,450

Guitar Center, Inc. (a)           2,500        23,125

Hancock Fabrics, Inc.             700          1,969

Handleman Co. (a)                 1,000        10,375

Hollywood.com, Inc. (a)           1,200        18,600

HomeBase, Inc. (a)                1,200        3,075

ImaginOn, Inc. (a)                5,900        17,884

InterTAN, Inc. (a)                1,950        17,428

Intimate Brands, Inc. Class A     22,030       720,106

J. Jill Group, Inc. (a)           2,700        9,450

K-Tel International, Inc. (a)     3,900        21,450

Land's End, Inc. (a)              1,700        56,419

Lillian Vernon Corp.              300          3,075

Little Switzerland, Inc. (a)      100          69

MediaBay, Inc. (a)                500          5,375

Metal Management, Inc. (a)        9,800        20,825

MotherNature.com, Inc.            6,400        34,800

Multiple Zones International,     3,500        22,750
Inc. (a)

Musicland Stores Corp. (a)        1,100        7,494



                                 SHARES       VALUE (NOTE 1)

National Record Mart, Inc. (a)    600         $ 1,838

Natural Wonders, Inc. (a)         100          144

Navarre Corp. (a)                 3,500        18,266

Newpark Resources, Inc. (a)       9,900        77,344

Officemax, Inc. (a)               12,600       88,988

PC Connection, Inc.               800          21,050

PEAPOD, Inc. (a)                  4,400        36,575

PETCO Animal Supplies, Inc.       5,300        56,975
(a)

Pets.com, Inc.                    2,620        18,340

PETsMART, Inc. (a)                6,700        22,194

Pier 1 Imports, Inc.              3,450        30,188

PlanetRx.com, Inc.                2,200        25,575

Rex Stores Corp. (a)              2,900        49,844

RoweCom, Inc.                     600          15,075

School Specialty, Inc. (a)        4,201        72,467

SCP Pool Corp. (a)                1,450        35,978

Sharper Image Corp. (a)           1,300        11,700

Shop At Home, Inc. (a)            4,700        51,700

ShopNow.com, Inc.                 4,000        56,000

SkyMall, Inc. (a)                 2,600        20,963

Spiegel, Inc. Class A (a)         17,600       126,500

Sport Supply Group, Inc. (a)      100          825

Stamps.com, Inc.                  2,600        73,613

Sterling Vision, Inc. (a)         4,000        47,875

Streamline.com, Inc.              3,500        26,906

Sunglass Hut International,       2,700        23,119
Inc. (a)

Systemax, Inc. (a)                1,100        10,863

The Sports Authority, Inc. (a)    6,800        14,025

Tiffany & Co., Inc.               6,600        423,638

Tractor Supply Co. (a)            1,300        23,400

Transmedia Network, Inc. (a)      100          481

Transportation World              7,050        74,906
Entertainment Corp. (a)

Tweeter Home Entertainment        2,800        85,750
Group, Inc. (a)

U.S. Office Products Co. (a)      1,271        3,495

U.S.A. Floral Products, Inc.      1,000        1,688
(a)

UBid, Inc. (a)                    2,240        74,060

Ultimate Electronics, Inc. (a)    2,000        32,750

Valley Media, Inc.                4,300        25,800

Value America, Inc.               9,800        40,425

Vista Eyecare, Inc. (a)           900          1,125

Webvan Group, Inc.                7,200        81,900

Whitehall Jewellers, Inc.         1,650        32,278

Williams-Sonoma, Inc. (a)         3,400        105,188

Wilmar Industries, Inc. (a)       2,500        42,188

Wolohan Lumber Co.                100          1,138

Zale Corp. (a)                    5,200        195,650

                                               5,244,801

TOTAL RETAIL & WHOLESALE                       10,728,985

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

SERVICES - 3.4%

ADVERTISING - 0.8%

Ackerley Group, Inc.              700         $ 8,969

ADVO, Inc. (a)                    3,400        94,350

Andover.Net, Inc.                 2,300        91,713

Cybergold, Inc.                   3,000        60,000

Digital Impact, Inc.              1,200        34,200

DoubleClick, Inc. (a)             10,232       908,729

Egreetings Network, Inc.          7,300        41,291

Fogdog, Inc.                      5,800        53,288

Getty Images, Inc. (a)            5,300        272,619

HA-LO Industries, Inc. (a)        4,700        49,938

InfoUSA, Inc. (a)                 6,300        78,750

Interep National Radio Sales,     3,100        31,000
Inc.  Class A

Internet Capital Group, Inc.      1,400        148,050

Lamar Advertising Co. Class A     8,500        370,281
(a)

Leapnet, Inc. (a)                 5,300        37,763

Lifeminders.com, Inc.             1,500        79,688

Mediaplex, Inc.                   2,400        200,400

MyPoints.com, Inc.                1,600        75,000

Newgen Results Corp.              1,600        24,000

Princeton Video Image, Inc.       3,000        27,750
(a)

R.H. Donnelley Corp. (a)          5,300        89,438

TMP Worldwide, Inc. (a)           4,000        543,750

Women.com Networks, Inc.          7,900        78,506

                                               3,399,473

EDUCATIONAL SERVICES - 0.1%

Apollo Group, Inc. Class A (a)    10,600       241,812

Career Education Corp. (a)        1,100        41,250

Childrens Comprehensive           100          625
Services, Inc. (a)

Devry, Inc. (a)                   3,000        54,188

Education Management Corp. (a)    3,800        49,400

Educational Video                 1,100        33,550
Conferencing, Inc.

GP Strategies Corp. (a)           100          513

ITT Educational Services,         4,300        51,600
Inc. (a)

Prosoft Training.Com (a)          3,700        62,900

Quest Education Corp. (a)         900          7,200

SkillSoft Corp. (a)               1,250        22,266

Strayer Education, Inc.           2,000        52,875

Whitman Education Group, Inc.     100          156
(a)

                                               618,335

LEASING & RENTAL - 0.2%

Aaron Rents, Inc. Class A         100          1,750

AMERCO (a)                        700          11,988

Avis Rent A Car, Inc. (a)         3,600        52,425

Blockbuster, Inc. Class A         6,400        87,600

Budget Group, Inc. Class A (a)    3,200        18,800

Central Parking Corp.             4,850        71,841

Dollar Thrifty Automotive         1,400        18,375
Group, Inc. (a)

DVI, Inc. (a)                     100          1,475

GATX Corp.                        7,900        245,888



                                 SHARES       VALUE (NOTE 1)

Hertz Corp. Class A               6,200       $ 222,038

Interpool, Inc.                   900          5,963

Laser Vision Centers, Inc. (a)    2,000        20,750

McGrath RentCorp.                 400          6,750

Mitcham Industries, Inc. (a)      400          1,750

National Auto Credit, Inc. (a)    400          419

Neff Corp. (a)                    1,800        12,938

Rent-A-Center, Inc. (a)           3,300        49,500

Rent-Way, Inc. (a)                711          12,087

United Rentals, Inc. (a)          8,285        129,453

United Road Services, Inc. (a)    600          1,125

Vari-Lite International, Inc.     100          144
(a)

                                               973,059

PRINTING - 0.2%

Bowne & Co., Inc.                 2,100        25,069

Cadmus Communications Corp.       100          850

Champion Industries, Inc.         100          369

Consolidated Graphics, Inc.       4,000        54,750
(a)

CSS Industries, Inc. (a)          500          9,531

Cunningham Graphics               1,900        41,800
International, Inc. (a)

Cyrk, Inc. (a)                    3,600        34,875

Ennis Business Forms, Inc.        100          731

John H. Harland Co.               1,000        15,438

Nashua Corp. (a)                  300          2,288

New England Business Service,     400          7,575
Inc.

Paxar Corp. (a)                   1,500        14,906

Reynolds & Reynolds Co. Class     10,900       301,113
A

Standard Register Co.             800          10,900

Valassis Communications, Inc.     8,050        222,884
(a)

Vestcom International, Inc.       500          2,688
(a)

Wallace Computer Services,        7,700        80,369
Inc.

                                               826,136

SERVICES - 2.1%

ABM Industries, Inc.              4,900        123,419

ACNielsen Corp. (a)               9,400        159,213

Administaff, Inc. (a)             100          4,125

ALPNET, Inc. (a)                  7,100        59,684

Alterra Healthcare Corp. (a)      600          3,600

American Retirement Corp. (a)     600          4,950

Analytical Surveys, Inc. (a)      2,400        19,500

Angelica Corp.                    100          900

APAC Teleservices, Inc.           6,300        50,006

Applied Analytical                100          1,144
Industries, Inc. (a)

Assisted Living Concepts,         700          1,269
Inc. (a)

Berlitz International, Inc.       300          4,613
(a)

Billing Information Concepts      5,500        32,313
Corp. (a)

Boron LePore & Associates,        500          4,281
Inc. (a)

Braun Consulting, Inc.            2,300        133,400

Bright Horizons Family            1,800        30,375
Solutions, Inc. (a)

Brookdale Living Communities,     300          4,013
Inc. (a)

Burns International Services      700          7,656
Corp. (a)

Cadiz, Inc. (a)                   500          6,094

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Capital Senior Living Corp.       600         $ 2,513
(a)

Caremark Rx, Inc. (a)             8,500        38,250

Caribiner International, Inc.     700          2,188
(a)

Carriage Services, Inc. Class     2,100        9,056
A (a)

Cash Technologies, Inc. (a)       2,300        45,425

Castle Dental Centers, Inc.       100          338
(a)

Catalina Marketing Corp. (a)      2,600        221,325

CDI Corp. (a)                     600          10,950

Century Business Services,        12,100       41,216
Inc. (a)

Charles River Associates,         1,200        32,850
Inc. (a)

CheckFree Holdings Corp. (a)      4,800        422,100

Chemed Corp.                      2,400        70,650

Cintas Corp.                      12,675       506,208

Coast Dental Services, Inc.       100          225
(a)

Coinmach Laundry Corp. (a)        800          6,350

Collectors Universe, Inc.         5,300        41,406

COMFORCE Corp. (a)                100          294

Computer Horizons Corp. (a)       3,400        75,650

Convergys Corp. (a)               17,000       654,500

Cornell Corrections, Inc. (a)     100          813

Correctional Services Corp.       165          660
(a)

CPI Corp.                         1,360        33,490

Creditrust Corp. (a)              5,100        40,003

Crestline Capital Corp. (a)       2,170        39,331

Day Runner, Inc. (a)              400          675

Diamond Technology Partners,      1,850        126,494
Inc.  Class A (a)

eGlobe, Inc. (a)                  6,200        84,863

eLoyalty Corp.                    5,300        161,981

Employee Solutions, Inc. (a)      400          425

Expedia, Inc. Class A             2,300        46,000

First Priority Group, Inc. (a)    3,900        16,331

Fonar Corp.                       9,900        27,225

Food Technology Service, Inc.     900          5,288
(a)

Forrester Research, Inc. (a)      1,800        72,000

FreeMarkets, Inc.                 3,000        522,563

FYI, Inc. (a)                     2,900        86,275

G&K Services, Inc. Class A        4,300        73,100

Gartner Group, Inc. Class B       3,800        44,888
(a)

General Magnaplate Corp.          85           250

Greg Manning Auctions, Inc.       1,900        35,031
(a)

Grow Biz International, Inc.      500          2,063
(a)

Hagler Bailly, Inc. (a)           900          3,488

Hall Kinion & Associates,         2,000        36,000
Inc. (a)

Headway Corporate Resources       400          1,575
(a)

Insurance Auto Auctions, Inc.     200          3,150
(a)

Interim Services, Inc. (a)        8,420        209,974

Jenny Craig, Inc. (a)             100          219

Kelly Services, Inc. Class A      1,100        26,469

Korn/Ferry International          1,700        63,750

Labor Ready, Inc. (a)             1,275        10,598



                                 SHARES       VALUE (NOTE 1)

Landauer, Inc.                    200         $ 3,988

Lason, Inc. (a)                   6,400        54,600

Learning Tree International,      2,300        61,238
Inc. (a)

Mac-Gray Corp. (a)                100          344

Mace Security International,      800          4,450
Inc. (a)

Magellan Health Services,         1,100        6,463
Inc. (a)

Manpower, Inc.                    9,500        310,531

MapQuest.com, Inc.                2,900        52,563

Marketing Services Group,         1,400        37,100
Inc. (a)

Maximus, Inc. (a)                 600          20,513

Media Arts Group, Inc. (a)        600          5,025

Media Metrix, Inc.                3,100        108,888

Medialink Worldwide, Inc. (a)     200          2,550

MemberWorks, Inc. (a)             2,400        194,100

Metamor Worldwide, Inc. (a)       2,000        41,000

Modem Media . Poppe Tyson,        1,000        79,375
Inc.

Modis Professional Services,      6,000        94,500
Inc. (a)

National Processing, Inc. (a)     1,700        14,981

Navigant Consulting, Inc. (a)     1,850        17,806

NCO Group, Inc. (a)               4,348        101,635

Netcentives, Inc.                 2,200        100,100

NewsEdge Corp. (a)                5,200        34,125

Nextera Enterprises, Inc.         3,600        36,000

NFO Worldwide, Inc. (a)           2,900        51,475

NOVA Corp. (a)                    10,143       233,923

NovaMed Eyecare, Inc.             5,200        74,750

Olsten Corp.                      13,500       161,156

On Assignment, Inc. (a)           1,500        56,063

Orthalliance, Inc. Class A (a)    100          613

Per-Se Technologies, Inc. (a)     5,066        39,895

Personnel Group of America,       1,000        7,625
Inc. (a)

Photoworks, Inc. (a)              7,000        52,063

Pittston Co. - Brinks Group       5,890        105,284

Plastic Surgery Co.               400          1,550

Pre-Paid Legal Services, Inc.     1,500        42,188
(a)

Precision Response Corp. (a)      3,700        87,413

Prime Medical Services, Inc.      500          4,250
(a)

Probusiness Services, Inc. (a)    3,550        96,294

Profit Recovery Group             7,400        136,900
International, Inc. (a)

Promedco Management Co. (a)       6,200        16,275

Promotions.com, Inc.              2,500        37,031

Protection One, Inc. (a)          2,800        4,550

PRT Group, Inc. (a)               8,200        32,800

PTEK Holdings, Inc. (a)           7,833        82,736

RCM Technologies, Inc. (a)        1,800        27,225

Regis Corp.                       8,400        130,200

RemedyTemp, Inc. Class A (a)      1,700        37,825

Renaissance Worldwide, Inc.       800          4,200
(a)

ReSourcePhoenix.com, Inc.         1,400        25,988

Robert Half International,        6,700        283,075
Inc. (a)

Rollins, Inc.                     1,400        22,663

Romac International, Inc. (a)     6,040        81,540

RTW, Inc. (a)                     400          2,050

COMMON STOCKS - CONTINUED

                                 SHARES       VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Rural/Metro Corp. (a)             2,000       $ 4,500

SCB Computer Technology, Inc.     800          2,200
(a)

ServiceMaster Co.                 37,850       416,350

SITEL Corp. (a)                   2,500        21,563

Snyder Communications, Inc.       2,900        70,325
(SNC)

SOS Staffing Services, Inc.       500          2,500
(a)

Sotheby's Holdings, Inc.          2,600        51,188
Class A

Source Information Management     4,300        88,956
Co. (a)

Staff Leasing, Inc. (a)           400          2,300

Staffmark, Inc. (a)               900          10,125

StarTek, Inc. (a)                 1,500        62,063

Superior Consultant Holdings      2,800        43,400
Corp. (a)

Telespectrum Worldwide, Inc.      5,300        42,069
(a)

Teletech Holdings, Inc. (a)       7,200        272,700

The Judge Group, Inc. (a)         100          225

Thermolase Corp. (a)              1,300        2,519

True North Communications         6,200        229,400

Unifirst Corp.                    400          4,025

Veterinary Centers of             2,500        27,656
America, Inc. (a)

Viad Corp.                        13,100       307,031

Vision Twenty-One, Inc. (a)       2,000        2,687

Volt Information Sciences,        400          10,600
Inc. (a)

Wackenhut Corp.                   600          7,875

Wackenhut Corrections Corp.       600          5,888

Westaff, Inc. (a)                 550          4,263

York Research Corp. (a)           200          600

                                               9,621,504

TOTAL SERVICES                                 15,438,507

TECHNOLOGY - 43.0%

COMMUNICATIONS EQUIPMENT - 3.3%

Ace Communication Corp. (a)       2,600        38,350

ACT Networks, Inc. (a)            4,000        56,000

Active Voice Corp. (a)            1,200        65,850

Advanced Fibre                    6,600        449,625
Communications, Inc. (a)

AltiGen Communications, Inc.      2,100        41,869

Applied Innovation, Inc. (a)      4,300        51,600

Applied Signal Technology,        2,900        75,763
Inc.

Aspect Communications Corp.       3,900        251,306
(a)

Avanex Corp.                      6,200        1,291,925

Brooktrout, Inc. (a)              2,200        105,600

C-Phone Corp. (a)                 600          1,538

Carrier Access Corp. (a)          1,700        96,475

Centigram Communications          2,000        41,250
Corp. (a)

Checkpoint Systems, Inc. (a)      1,100        9,350

Ciena Corp. (a)                   12,900       2,061,581

Com21, Inc. (a)                   1,300        91,000

Comdial Corp. (a)                 4,000        76,250

Coyote Network Systems, Inc.      3,805        29,727
(a)

Davox Corp. (a)                   2,300        87,975



                                 SHARES       VALUE (NOTE 1)

Digital Island, Inc.              3,100       $ 359,988

Ditech Communications Corp.       2,100        229,425

Efficient Networks, Inc.          3,200        516,000

Elcotel, Inc. (a)                 8,000        55,500

eLOT, Inc. (a)                    5,600        33,600

eOn Communications Corp.          1,120        26,058

General Datacomm Industries,      3,800        53,200
Inc. (a)

Harmon Industries, Inc.           400          5,600

IFR Systems, Inc. (a)             150          1,331

Intelect Communications, Inc.     5,500        39,531
(a)

Inter-Tel, Inc.                   3,600        141,300

InterDigital Communication        3,900        124,556
Corp. (a)

InterVoice, Inc. (a)              1,896        68,493

IPC Information Systems, Inc.     1,000        239,000
(a)

ITI Technologies, Inc. (a)        1,100        31,969

Jabil Circuit, Inc. (a)           7,600        527,725

Larscom, Inc. Class A (a)         3,000        27,000

LoJack Corp. (a)                  1,700        12,006

Metricom, Inc. (a)                1,600        124,600

Microlog Corp. (a)                100          175

Microtest, Inc. (a)               3,500        47,250

Microwave Power Devices, Inc.     2,900        27,097
(a)

Natural MicroSystems Corp. (a)    800          51,000

Network Equipment                 2,000        21,000
Technologies, Inc. (a)

Next Level Communications,        7,100        954,950
Inc.

Norstan, Inc. (a)                 4,500        31,781

OSI Systems, Inc. (a)             4,100        57,656

Osicom Technologies, Inc. (a)     766          111,022

P-Com, Inc. (a)                   5,300        96,725

Pairgain Technologies, Inc.       4,000        71,500
(a)

Panja, Inc. (a)                   2,500        74,063

Perceptron, Inc. (a)              200          900

PictureTel Corp. (a)              4,900        37,056

Plantronics, Inc. (a)             2,300        182,706

Pliant Systems, Inc. (a)          2,900        30,088

Science Dynamics Corp. (a)        3,000        59,250

SSE Telecom, Inc. (a)             2,400        31,200

Sycamore Networks, Inc.           23,000       3,404,000

Symmetricom, Inc. (a)             3,500        48,125

Tekelec (a)                       4,100        211,150

Telaxis Communications Corp.      1,520        118,655

Teltrend, Inc. (a)                1,400        148,313

Terayon Communication             2,000        514,250
Systems, Inc. (a)

Tollgrade Communications,         1,200        121,500
Inc. (a)

Turnstone Systems, Inc.           2,910        558,902

Tut Systems, Inc.                 700          29,313

Ultrak, Inc. (a)                  4,300        47,300

Veramark Technologies, Inc.       1,700        13,388
(a)

Video Network Communication,      42           314
Inc. (a)

VTEL Corp. (a)                    1,400        9,363

Westell Technologies, Inc.        3,500        119,875
Class A (a)

XETA Corp. (a)                    1,200        74,100

Xircom, Inc. (a)                  1,900        78,909


                                 SHARES                 VALUE (NOTE 1)

Artificial Life, Inc. (a)         1,000                 $ 36,750

Artisoft, Inc. (a)                3,500                  58,625

ASD Systems, Inc.                 3,800                  28,025

Ask Jeeves, Inc.                  2,000                  160,875

Aspect Development, Inc. (a)      2,400                  357,300

Aspen Technology, Inc. (a)        3,500                  156,625

At Home Corp. Series A (a)        32,090                 1,101,088

At Plan, Inc.                     2,300                  23,000

Audiohighway.com (a)              4,000                  27,750

Autobytel.com, Inc.               4,700                  50,231

Autoweb.Com, Inc.                 3,400                  20,400

Avant! Corp. (a)                  7,300                  108,131

AVT Corp. (a)                     1,000                  26,438

Aware, Inc. (a)                   1,400                  88,200

Axent Technolgies, Inc. (a)       1,080                  29,295

Aztec Technology Partners,        5,900                  42,775
Inc. (a)

Banyan Systems, Inc. (a)          1,200                  39,900

barnesandnoble.com, Inc.          5,500                  44,000
Class A

Barra, Inc. (a)                   1,700                  59,553

Base Ten Systems, Inc. Class      160                    740
A (a)

Be Free, Inc.                     3,300                  298,238

BEA Systems, Inc. (a)             11,600                 1,468,125

Bell & Howell Co. (a)             3,200                  104,800

Bell Industries, Inc.             7,800                  28,763

BindView Development Corp. (a)    4,200                  141,750

Bitstream, Inc. (a)               4,800                  38,400

Bitwise Designs, Inc. (a)         2,300                  34,500

Black Box Corp. (a)               2,800                  209,475

Bluestone Software, Inc.          1,300                  101,238

Bottomline Technologies, Inc.     1,400                  54,688

Breakaway Solutions, Inc.         1,600                  200,000

BrightStar Information            3,400                  31,025
Technology  Group, Inc. (a)

Brio Technology, Inc. (a)         1,600                  64,100

Broadbase Software, Inc.          1,400                  212,013

BroadVision, Inc. (a)             7,500                  1,894,219

BSQUARE Corp.                     1,800                  71,775

BTG, Inc. (a)                     100                    863

BUY.com, Inc.                     12,810                 179,340

C-bridge Internet Solutions,      2,600                  136,825
Inc.

CACI International, Inc.          3,000                  85,313
Class A (a)

Cadence Design Systems, Inc.      20,244                 403,615
(a)

Calico Commerce, Inc.             2,288                  98,527

CAM Data Systems, Inc. (a)        1,800                  31,950

Cambridge Technology              3,300                  49,500
Partners, Inc. (a)

Careerbuilder, Inc.               4,800                  28,200

CareInsite, Inc.                  6,200                  421,600

Carreker-Antinori, Inc. (a)       5,200                  62,075

Casino Data Systems (a)           4,100                  20,244

CCC Information Services          4,100                  94,813
Group, Inc. (a)

CE Software Holdings, Inc. (a)    100                    1,194

Centra Software, Inc.             2,310                  85,181

Centura Software Corp. (a)        5,500                  83,875

Cerner Corp. (a)                  5,100                  180,731

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Chequemate International,         2,400                 $ 30,750
Inc. (a)

Chordiant Software, Inc.          3,450                  120,750

Ciber, Inc. (a)                   3,400                  79,050

Clarent Corp.                     2,600                  284,050

Clarify, Inc. (a)                 1,900                  274,194

Clarus Corp. (a)                  800                    93,300

Click2learn.com, Inc. (a)         3,300                  54,863

ClickAction, Inc. (a)             1,500                  63,375

CMGI, Inc. (a)                    24,655                 3,194,363

CNET, Inc. (a)                    6,300                  421,313

Cobalt Networks, Inc.             2,200                  210,650

Cognizant Technology              600                    65,475
Solutions Corp. (a)

Command Systems, Inc. (a)         500                    1,563

Commerce One, Inc.                6,800                  1,420,350

Complete Business Solutions,      1,732                  34,424
Inc. (a)

Comptek Research, Inc. (a)        2,000                  29,000

CompuCom Systems, Inc. (a)        10,300                 46,350

CompUSA, Inc. (a)                 4,500                  45,000

Computer Concepts Corp.           800                    1,600

Computer Learning Centers,        600                    1,519
Inc. (a)

Computer Outsourcing              1,200                  45,000
Services, Inc. (a)

Computer Task Group, Inc.         700                    8,969

Comshare, Inc. (a)                100                    488

Concentric Network Corp. (a)      3,100                  166,238

Concord Communications, Inc.      1,800                  80,550
(a)

Concur Technologies, Inc. (a)     1,700                  41,013

Continuus Software Corp.          3,500                  34,344

Convergent Communications,        3,800                  35,863
Inc.

Cornerstone Internet              4,700                  28,347
Solutions Co. (a)

Corsair Communictions, Inc.       3,100                  88,350
(a)

CoStar Group, Inc. (a)            1,969                  71,622

Cotelligent, Inc. (a)             600                    3,600

Covad Communications Group,       8,700                  785,175
Inc.

Critical Path, Inc.               3,476                  299,371

Crosswalk.com, Inc. (a)           300                    1,725

CSG Systems International,        6,400                  328,800
Inc. (a)

CSP, Inc. (a)                     3,600                  51,300

CyBear, Inc. (a)                  3,700                  32,838

Cybercash, Inc. (a)               4,900                  51,450

CyberOptics Corp. (a)             200                    7,350

CyberSource Corp.                 3,200                  88,800

Cylink Corp. (a)                  5,000                  93,125

DAOU Systems, Inc. (a)            200                    775

Data Broadcasting Corp. (a)       1,100                  10,863

Data Dimensions, Inc. (a)         4,600                  23,000

Data Return Corp.                 2,700                  173,138

Data Transmission Network         2,600                  66,300
Corp. (a)

Datalink Corp.                    1,600                  33,200

Datastream Systems, Inc. (a)      2,200                  49,225

Datatec Systems, Inc. (a)         5,200                  76,375

Dataware Technologies, Inc.       2,700                  32,400
(a)



                                 SHARES                 VALUE (NOTE 1)

DecisionOne Holdings Corp. (a)    500                   $ 203

Delano Technology Corp.           2,820                  134,831

Deltek Systems, Inc. (a)          3,000                  39,750

Dendrite International, Inc.      2,900                  71,413
(a)

Digex, Inc. Class A               900                    145,800

Digi International, Inc. (a)      3,300                  37,125

Digital Courier Technologies,     2,800                  28,350
Inc. (a)

Digital Insight Corp.             2,000                  126,000

DigitalThink, Inc.                3,290                  134,068

DocuCorp International, Inc.      180                    1,080
(a)

Documentum, Inc. (a)              900                    67,894

drkoop.com, Inc.                  3,800                  29,213

DSET Corp. (a)                    2,000                  50,000

DSL.net, Inc.                     4,300                  120,400

DST Systems, Inc. (a)             7,486                  420,152

E.piphany, Inc.                   3,000                  659,625

EarthLink, Inc. (a)               8,968                  223,079

EarthWeb, Inc. (a)                700                    18,725

eBay, Inc. (a)                    12,200                 1,749,175

ebenX, Inc.                       2,200                  123,475

ebix.com, Inc. (a)                3,600                  46,350

Eclipsys Corp. (a)                2,510                  60,240

eCollege.com                      4,200                  37,538

EDGAR Online, Inc.                4,100                  46,125

eFax.com, Inc. (a)                3,800                  25,175

eGain Communications Corp.        1,900                  107,113

Electric Lightwave, Inc.          2,700                  61,425
Class A (a)

Electronic Arts, Inc. (a)         5,400                  540,000

Electronic Retailing Systems      100                    97
International (a)

Electronics for Imaging, Inc.     4,200                  249,375
(a)

Elite Information Group, Inc.     100                    925
(a)

Eloquent, Inc.                    1,680                  56,490

eMerge Interactive, Inc.          3,290                  174,781
Class A

Engage Technologies, Inc.         4,400                  638,000

Engineering Animation, Inc.       3,200                  56,800
(a)

Enlighten Software Solutions,     3,000                  25,688
Inc. (a)

Entrade, Inc. (a)                 1,300                  58,013

Entrust Technologies, Inc. (a)    3,700                  326,525

Epicor Software Corp. (a)         6,635                  59,300

eShare Technologies, Inc. (a)     2,700                  40,669

eSoft, Inc. (a)                   2,400                  48,563

ESPS, Inc.                        4,400                  24,750

EuroWeb International Corp.       2,900                  24,831
(a)

Evolving Systems, Inc. (a)        2,100                  29,138

Excalibur Technologies Corp.      2,600                  96,200
(a)

eXcelon Corp. (a)                 2,500                  55,000

Exchange Applications, Inc.       1,500                  162,938
(a)

Exodus Communications, Inc.       16,100                 2,292,238
(a)

F5 Networks, Inc.                 1,600                  144,000

FactSet Research Systems,         1,300                  39,163
Inc.

Fair, Isaac & Co., Inc.           300                    14,644

Firearms Training Systems,        200                    194
Inc.  Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

FirePond, Inc.                    3,250                 $ 316,672

First Consulting Group, Inc.      2,700                  40,331
(a)

Firstwave Technologies, Inc.      600                    10,913
(a)

Fiserv, Inc. (a)                  15,450                 421,013

FlashNet Communications, Inc.     5,000                  34,375

Fonix corp (a)                    1,600                  4,000

Foundry Networks, Inc.            11,100                 1,550,531

Franklin Electronic               2,500                  14,375
Publishers (a)

Frontline Communications          600                    2,325
Corp. (a)

Galileo International, Inc.       5,700                  96,900

General Magic, Inc. (a)           3,700                  38,619

Geoworks Corp. (a)                1,600                  79,300

Gerber Scientific, Inc.           900                    15,075

Go2Net, Inc. (a)                  2,500                  217,500

GoTo.com, Inc.                    4,200                  267,225

Government Technology             6,400                  28,800
Services, Inc. (a)

GraphOn Corp. (a)                 2,900                  52,563

Great Plains Software, Inc.       2,300                  159,994
(a)

GRIC Communications, Inc.         2,200                  154,275

GT Interactive Software Corp.     11,000                 44,688
(a)

H.T.E., Inc. (a)                  7,500                  25,781

Harbinger Corp. (a)               2,867                  91,923

Headhunter.net, Inc.              3,200                  50,400

Health Management Systems,        6,600                  32,794
Inc. (a)

HealthCentral.com                 5,700                  33,131

Healtheon/Web Maryland Corp.      6,049                  334,585

HearMe, Inc.                      1,800                  37,463

HIE, Inc. (a)                     6,300                  33,863

High Speed Access Corp.           5,700                  106,519

HNC Software, Inc. (a)            1,800                  177,075

Homeseekers.com, Inc. (a)         3,600                  61,200

Homestore.com, Inc.               7,300                  498,681

Hoover's, Inc.                    4,500                  50,625

Hotel Reservations Network,       1,700                  44,200
Inc.

HotJobs.com Ltd.                  1,500                  37,688

Hybrid Networks, Inc. (a)         800                    13,250

Hyperion Solutions Corp. (a)      2,790                  137,756

i2 Technologies, Inc. (a)         14,700                 2,403,450

IDT Corp. (a)                     3,600                  133,256

IDX Systems Corp. (a)             3,600                  130,500

Ikos Systems, Inc. (a)            4,100                  44,588

ImageMax, Inc. (a)                700                    1,181

IMR Global Corp. (a)              1,150                  14,016

Indus International, Inc. (a)     4,400                  38,500

Industri-Matematik                5,200                  52,000
International Corp. (a)

Inet Technologies, Inc.           3,600                  156,150

Infinium Software, Inc. (a)       3,400                  18,488

InfoCure Corp. (a)                2,200                  41,525

Infonautics, Inc. (a)             3,300                  32,175

Infonet Services Corp. Class B    26,400                 729,300



                                 SHARES                 VALUE (NOTE 1)

Informatica Corp.                 1,100                 $ 188,650

Information Architects Corp.      3,000                  64,500
(a)

Information Management            3,900                  21,694
Association, Inc. (a)

Information Resources, Inc.       1,000                  7,813
(a)

Informix Corp. (a)                15,720                 251,520

Inforte Corp.                     1,160                  93,308

InfoSpace.com, Inc. (a)           9,100                  1,974,700

Innodata Corp. (a)                1,800                  20,475

Inprise Corp. (a)                 3,281                  33,220

Input Software, Inc. (a)          2,200                  39,600

insci-statements.com Corp. (a)    6,100                  44,988

Inso Corp. (a)                    900                    10,969

InsWeb Corp.                      1,200                  17,850

Integral Systems, Inc. (a)        1,800                  94,500

InteliData Technologies Corp.     6,000                  76,500
(a)

IntelliCorp, Inc. (a)             6,100                  49,563

Intelligroup, Inc. (a)            2,300                  96,600

Interactive Intelligence,         1,300                  46,800
Inc.

InterCept Group, Inc. (a)         2,200                  53,350

Intercontinental Telecom          110                    0
Corp.  warrants 4/30/02 (a)

Interface Systems, Inc. (a)       1,400                  46,200

Interleaf, Inc. (a)               1,700                  146,200

Interliant, Inc.                  3,300                  141,488

Internap Network Services         13,100                 1,270,700
Corp.

Internet America, Inc. (a)        3,700                  34,688

Internet Commerce Corp. (a)       800                    44,600

Internet Pictures Corp.           4,011                  132,363

Internet.com Corp.                1,800                  80,100

Intertrust Technologies Corp.     7,000                  594,563

InterVU, Inc. (a)                 1,200                  177,525

InterWorld Corp.                  1,800                  97,650

Interwoven, Inc.                  1,800                  269,100

IntraNet Solutions, Inc. (a)      1,300                  52,975

Intuit, Inc. (a)                  18,011                 945,578

ISS Group, Inc. (a)               3,400                  357,000

iVillage, Inc. (a)                1,400                  26,250

iXL Enterprises, Inc.             4,900                  177,625

J.D. Edwards & Co. (a)            8,700                  353,438

Jack Henry & Associates, Inc.     3,000                  209,625

JDA Software Group, Inc. (a)      3,500                  70,875

Juno Online Services, Inc.        2,600                  60,125

Kana Communications, Inc.         5,100                  726,750

Keane, Inc. (a)                   4,000                  96,000

Keynote Systems, Inc.             2,700                  442,125

Lante Corp.                       3,730                  297,468

Latitude Communications, Inc.     1,700                  35,913

Launch Media, Inc.                2,100                  40,950

Learn2.com, Inc. (a)              7,700                  46,922

Legato Systems, Inc. (a)          7,152                  254,790

Level 8 Systems, Inc. (a)         1,882                  59,048

LHS Group, Inc. (a)               4,600                  208,150

Liberate Technologies             7,700                  784,438

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Lightspan Partnership, Inc.       4,290                 $ 47,190

Lionbridge Technologies, Inc.     2,600                  46,963

Liquid Audio, Inc.                2,900                  73,950

Litronic, Inc.                    2,200                  52,250

Litton Industries, Inc. (a)       7,000                  209,563

Log On America, Inc.              2,000                  33,000

Logility, Inc. (a)                1,700                  27,200

LookSmart Ltd. (a)                6,900                  305,325

Loronix Information Systems,      1,400                  42,875
Inc. (a)

Lycos, Inc. (a)                   8,600                  512,775

Macromedia, Inc. (a)              4,000                  345,750

Mail.com, Inc. Class A            6,879                  103,185

Manhattan Associates, Inc. (a)    1,300                  22,019

Manugistics Group, Inc. (a)       2,100                  119,306

Mapics, Inc. (a)                  3,900                  60,450

MapInfo Corp. (a)                 2,150                  74,175

Marimba, Inc.                     1,300                  79,219

Marketwatch.Com, Inc. (a)         2,200                  94,325

McAfee.com Corp.                  1,400                  47,775

MedCom USA, Inc. (a)              7,500                  37,266

Media 100, Inc. (a)               2,100                  93,713

MedicaLogic, Inc.                 3,800                  141,075

Mentor Graphics Corp. (a)         9,600                  164,400

Mercury Computer Systems,         3,400                  163,838
Inc. (a)

Mercury Interactive Corp. (a)     6,800                  655,350

MessageMedia, Inc. (a)            2,800                  39,200

Meta Group, Inc. (a)              2,400                  74,400

MetaCreations Corp. (a)           4,800                  105,600

Metasolv Software, Inc.           2,500                  220,313

Metro Information Services,       600                    12,600
Inc. (a)

MicroAge, Inc. (a)                7,500                  25,781

Micrografx, Inc. (a)              200                    1,075

Micromuse, Inc. (a)               2,800                  397,075

MicroStrategy, Inc. Class A       1,600                  222,500
(a)

Microware Systems Corp. (a)       4,600                  26,450

Midway Games, Inc. (a)            1,598                  23,670

Mission Critical Software,        2,200                  134,750
Inc.

MP3.com, Inc.                     4,400                  75,900

MSC Software Corp. (a)            100                    1,163

Multex.com, Inc.                  1,500                  45,750

Mustang.com, Inc. (a)             1,900                  54,388

MyTurn.com, Inc. (a)              3,700                  120,713

National Computer Systems,        5,000                  198,750
Inc.

National Data Corp.               2,543                  78,833

National Information              4,200                  219,975
Consortium, Inc.

National Instrument Corp. (a)     6,125                  275,051

National Techteam, Inc. (a)       200                    1,200

Navidec, Inc. (a)                 2,200                  42,763

NaviSite, Inc.                    2,300                  433,550

Neoforma.com, Inc.                4,700                  279,650

NEON Systems, Inc.                1,200                  40,200



                                 SHARES                 VALUE (NOTE 1)

Net Perceptions, Inc.             1,400                 $ 68,425

Netegrity, Inc. (a)               1,000                  85,500

NetIQ Corp.                       1,000                  67,125

NetManage, Inc. (a)               9,427                  61,865

NetObjects, Inc.                  3,300                  122,925

Netplex Group, Inc. (a)           3,800                  50,350

NETRIX Corp. (a)                  2,100                  52,238

NetSolve, Inc.                    1,700                  70,125

NetSpeak Corp. (a)                3,100                  66,650

Network Peripherals, Inc. (a)     900                    55,631

Network Solutions, Inc. Class     3,100                  999,556
A (a)

Network-1 Security Solutions,     1,900                  28,975
Inc. (a)

Networks Associates, Inc. (a)     11,518                 350,579

Netzee, Inc.                      3,600                  92,250

NetZero, Inc.                     8,200                  192,700

New Era of Networks, Inc. (a)     2,700                  247,388

NHancement Technologies, Inc.     2,600                  29,900
(a)

Novadigm, Inc. (a)                2,600                  60,450

nStor Technologies, Inc. (a)      7,000                  25,813

NYFIX, Inc. (a)                   1,350                  53,916

OAO Technology Solutions,         4,000                  34,000
Inc. (a)

Objective Systems                 5,400                  103,950
Integrators, Inc. (a)

Omega Research, Inc. (a)          900                    4,950

Omtool Ltd. (a)                   700                    2,538

ON Technology Corp. (a)           2,100                  23,100

OnDisplay, Inc.                   2,400                  216,000

OneMain.com, Inc.                 3,700                  47,406

OneSource Information             2,700                  23,288
Services, Inc.

OnHealth Network Co. (a)          2,400                  22,500

Ontrack Data International,       4,000                  47,000
Inc. (a)

ONYX Software Corp.               2,300                  183,425

Open Market, Inc. (a)             3,500                  175,438

Optika, Inc. (a)                  1,700                  58,225

Optio Software, Inc.              3,200                  58,000

Organic, Inc.                     7,820                  266,858

Osage Systems Group, Inc. (a)     3,000                  23,813

Packeteer, Inc.                   1,700                  87,763

pcOrder.com, Inc.                 1,100                  29,150

Peerless Systems Corp. (a)        3,400                  19,338

Pegasus Systems, Inc. (a)         2,400                  48,000

Pegasystems, Inc. (a)             1,000                  23,500

Peregrine Systems, Inc. (a)       8,700                  475,238

Peritus Software Services,        1,100                  352
Inc. (a)

Perot Systems Corp.               7,000                  178,063

Pervasive Software, Inc. (a)      2,700                  28,856

Pfsweb, Inc.                      2,500                  85,625

Pharmacopeia, Inc. (a)            2,800                  190,575

Phoenix International, Inc.       150                    863
(a)

Phoenix Technologies Ltd. (a)     3,990                  113,964

Phone.com, Inc.                   5,900                  823,788

Physician Computer Network,       200                    12
Inc. (a)

Pilot Network Services, Inc.      2,300                  92,000
(a)

Pivotal Corp.                     2,900                  147,900

Policy Management Systems         5,300                  47,038
Corp. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Polycom, Inc. (a)                 2,500                 $ 290,781

Portal Software, Inc.             16,000                 1,202,000

PowerCerv Corp. (a)               4,700                  22,913

Predictive Systems, Inc.          1,400                  85,050

Preview Systems, Inc.             1,000                  53,000

Priceline.com, Inc.               12,800                 716,000

Primix Solutions, Inc. (a)        2,700                  34,425

Primus Knowledge Solutions,       1,700                  204,000
Inc.

Private Business, Inc.            4,700                  19,388

ProcureNet, Inc.                  800                    120

Prodigy Communications Corp.      3,900                  78,244

Progress Software Corp. (a)       4,700                  117,206

Project Software &                2,600                  201,338
Development, Inc. (a)

Proxicom, Inc.                    4,000                  167,500

ProxyMed, Inc. (a)                4,500                  44,438

PSINet, Inc. (a)                  11,224                 520,513

PSW Technologies, Inc. (a)        1,800                  70,200

Puma Technology, Inc. (a)         1,200                  211,875

PurchasePro.com, Inc.             2,400                  292,650

QAD, Inc. (a)                     3,600                  35,325

QRS Corp. (a)                     1,850                  174,594

Quadramed Corp. (a)               5,700                  51,300

quepasa.com, Inc.                 4,800                  36,000

Quest Software, Inc.              3,000                  349,875

Quintus Corp.                     2,300                  90,419

Radiant Systems, Inc. (a)         2,400                  122,700

Rainbow Technologies, Inc. (a)    2,550                  110,606

Ramp Networks, Inc.               3,800                  69,825

Rare Medium Group, Inc. (a)       3,400                  204,000

Rational Software Corp. (a)       8,900                  633,013

RAVISENT Technologies, Inc.       1,100                  15,400

Razorfish, Inc.                   6,874                  230,279

RealNetworks, Inc. (a)            13,900                 977,344

Red Hat, Inc.                     14,300                 867,831

Redback Networks, Inc.            3,900                  1,164,150

Registry Magic, Inc. (a)          1,000                  4,875

Remedy Corp. (a)                  2,000                  113,375

Research Engineers, Inc. (a)      1,800                  86,400

Retek, Inc.                       3,600                  218,250

RMI.NET, Inc. (a)                 2,800                  28,350

Rogue Wave Software, Inc. (a)     3,400                  28,581

Ross Systems, Inc. (a)            11,900                 32,725

RWD Technologies, Inc. (a)        400                    3,575

S1 Corp. (a)                      4,230                  425,644

Sabre Holdings Corp. Class A      3,500                  140,438

SAGA Systems, Inc. (a)            1,400                  47,513

Sagent Technology, Inc.           1,400                  24,413

SalesLogix Corp.                  1,400                  39,025

Salon.com, Inc.                   4,600                  29,900

Sanchez Computer Associates,      3,100                  150,350
Inc. (a)

Santa Cruz Operation, Inc. (a)    2,600                  44,850



                                 SHARES                 VALUE (NOTE 1)

Sapient Corp. (a)                 5,100                 $ 364,650

Savvis Communications Corp.       9,180                  183,600

SCC Communications Corp. (a)      4,800                  37,200

Scient Corp.                      7,400                  523,550

SciQuest.com, Inc.                1,800                  134,775

SeaChange International, Inc.     2,750                  112,406
(a)

Secure Computing Corp. (a)        2,900                  50,750

Segue Software, Inc. (a)          1,700                  24,013

SEI Investments Co.               2,700                  241,144

SERENA Software, Inc.             2,000                  84,375

ShowCase Corp.                    3,200                  26,000

Siebel Systems, Inc. (a)          18,182                 2,521,616

Silknet Software, Inc.            1,400                  313,688

SilverStream Software, Inc.       1,200                  102,900

Simione Central Holdings,         100                    131
Inc. (a)

SmarterKids.com, Inc.             5,800                  32,625

SmartServ Online, Inc. (a)        300                    43,500

Smith Micro Software, Inc. (a)    6,200                  22,863

Smith-Gardner & Assocs, Inc.      3,100                  55,606

Socrates Technologies Corp.       6,300                  16,931
(a)

Software Spectrum, Inc. (a)       2,200                  37,125

Software.com, Inc.                4,500                  433,125

Sonic Foundry, Inc. (a)           700                    50,400

Sonic Solutions, Inc. (a)         3,900                  37,050

Sportsline USA, Inc. (a)          1,300                  59,963

SPR, Inc. (a)                     450                    3,178

SPSS, Inc. (a)                    1,300                  40,463

Spyglass, Inc. (a)                800                    46,800

SS&C Technologies, Inc. (a)       600                    3,375

Stac Software, Inc. (a)           75                     900

StarBase Corp. (a)                3,000                  40,125

StarMedia Network, Inc.           4,600                  216,200

Sterling Software, Inc. (a)       10,000                 358,750

Structural Dynamics Research      6,700                  95,475
Corp. (a)

Styleclick.com, Inc. (a)          2,600                  30,875

Summit Design, Inc. (a)           6,700                  51,506

SunGard Data Systems, Inc. (a)    14,836                 445,080

Sunquest Information Systems,     200                    2,200
Inc. (a)

Sybase, Inc. (a)                  7,300                  182,956

Sykes Enterprises, Inc. (a)       7,200                  117,450

Symantec Corp. (a)                4,700                  335,756

Symix Systems, Inc. (a)           2,600                  62,400

Synopsys, Inc. (a)                6,765                  270,177

Syntel, Inc. (a)                  1,400                  22,925

System Software Associates,       400                    500
Inc. (a)

Systems & Computer                5,100                  121,763
Technology Corp. (a)

Systemsoft Corp. (a)              400                    72

Talk City, Inc.                   1,800                  19,238

TALX Corp. (a)                    2,300                  33,063

Tangram Enterprise Solutions,     2,900                  32,263
Inc. (a)

Tanning Technology Corp.          1,300                  56,063

TCSI Corp. (a)                    8,600                  52,675

Technology Solutions, Inc.        5,300                  38,425

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Telescan, Inc. (a)                800                   $ 16,300

TenFold Corp.                     2,500                  125,469

Tera Computer Co. (a)             6,200                  48,438

The 3DO Co. (a)                   6,500                  97,500

The Bisys Group (a)               4,300                  221,719

The Cobalt Group, Inc.            3,400                  40,800

The TriZetto Group, Inc.          1,400                  114,100

The viaLink Co. (a)               1,500                  83,250

theglobe.com, Inc. (a)            5,800                  44,950

TheStreet.Com, Inc.               3,400                  39,313

Thinking Tools, Inc. (a)          100                    750

TIBCO Software, Inc.              16,900                 2,213,900

Tier Technologies, Inc. (a)       5,700                  37,406

Timberline Software Corp.         2,800                  31,500

Titan Corp. (a)                   4,933                  184,988

Total System Services, Inc.       13,050                 207,169

Towne Services, Inc. (a)          2,600                  5,200

Track Data Corp. (a)              4,700                  29,963

Transaction Systems               2,300                  103,788
Architects, Inc.  Class A (a)

TREEV, Inc. (a)                   6,000                  36,375

Troy Group, Inc.                  2,300                  70,150

TSI International Software        1,900                  161,144
Ltd. (a)

TSR, Inc. (a)                     300                    1,819

Tumbleweed Communications         2,376                  180,576
Corp.

Tyler Technologies, Inc. (a)      300                    1,613

UBICS, Inc. (a)                   4,000                  27,500

Ultimate Software Group, Inc.     2,500                  30,000
(a)

Unicomp, Inc. (a)                 4,400                  25,988

Unify Corp. (a)                   1,000                  19,125

Unigraphics Solutions, Inc.       700                    19,381
Class A (a)

US Interactive, Inc.              2,400                  109,200

USDATA Corp. (a)                  1,100                  18,150

Usinternetworking, Inc.           5,200                  347,100

USSEARCH.com, Inc.                4,300                  19,619

USWeb Corp. (a)                   6,750                  262,406

V-One Corp. (a)                   5,600                  32,200

VA Linux Systems, Inc.            3,500                  369,688

Verilink Corp. (a)                3,800                  43,225

Verio, Inc. (a)                   6,800                  510,425

VeriSign, Inc. (a)                9,800                  2,479,400

VERITAS Software Corp. (a)        25,600                 5,065,600

Verity, Inc. (a)                  2,000                  106,750

Versant Corp. (a)                 3,300                  45,169

Vertel Corp. (a)                  4,400                  114,125

VerticalNet, Inc.                 3,200                  704,000

Via Net.Works, Inc.               5,660                  373,560

Viador, Inc.                      3,400                  90,950

Viant Corp.                       3,400                  128,988

Viasoft, Inc. (a)                 6,700                  37,269

Vicinity Corp.                    2,550                  103,275



                                 SHARES                 VALUE (NOTE 1)

Vignette Corp.                    5,400                 $ 1,244,700

Viisage Technology, Inc. (a)      2,900                  24,650

VirtualFund.com, Inc. (a)         5,600                  34,300

Visual Data Corp. (a)             2,300                  27,600

Visual Networks, Inc. (a)         1,600                  105,200

Vitria Technology, Inc.           5,800                  1,094,025

Voyager.net, Inc.                 5,100                  54,825

Walker Interactive Systems,       5,100                  39,206
Inc. (a)

WatchGuard Technologies, Inc.     2,500                  147,500

Wave Systems Corp. Class A (a)    2,800                  127,750

Wavo Corp. (a)                    7,500                  55,781

Webb Interactive Services,        1,400                  83,475
Inc. (a)

Webhire, Inc. (a)                 2,200                  27,088

Webmethods, Inc.                  2,990                  921,107

WebTrends Corp.                   800                    76,000

White Pine Software, Inc. (a)     2,000                  65,250

Whittman-Hart, Inc. (a)           4,300                  195,113

Wind River Systems, Inc. (a)      3,820                  221,799

Wink Communications, Inc.         1,900                  110,200

Witness Systems, Inc.             2,110                  77,543

WorldGate Communications,         1,600                  55,200
Inc.

Xcare.net, Inc.                   1,520                  28,880

Xpedior, Inc.                     3,100                  55,800

Xybernaut Corp. (a)               2,500                  34,531

Youbet.com, Inc. (a)              6,300                  32,681

Zamba Corp. (a)                   2,200                  36,713

ZapMe! Corp.                      3,500                  22,750

ZeroPlus.com, Inc. (a)            2,600                  25,350

ZipLink, Inc.                     2,500                  46,719

Zitel Corp. (a)                   9,900                  46,406

                                                         111,282,556

COMPUTERS & OFFICE EQUIPMENT
- 3.9%

A.T. Cross & Co. Class A (a)      200                    1,025

Advanced Digital Information      1,800                  163,125
Corp. (a)

Alpha Microsystems (a)            3,900                  30,469

Alteon Websystems, Inc.           3,200                  287,200

Amplicon, Inc.                    200                    2,400

Ancor Communications, Inc. (a)    2,100                  125,738

Apex, Inc. (a)                    1,800                  80,775

Applied Digital Solutions,        6,800                  86,275
Inc. (a)

Ariel Corp. (a)                   3,800                  33,725

Aspeon, Inc. (a)                  2,700                  60,075

ATEC Group, Inc. (a)              300                    1,313

Auspex Systems, Inc.              5,100                  65,981

Boca Research, Inc. (a)           1,300                  8,125

Boundless Corp. (a)               400                    5,700

CacheFlow, Inc.                   3,000                  365,250

Caere Corp. (a)                   4,500                  46,125

CDW Computer Centers, Inc. (a)    5,300                  290,838

CenterSpan Communications         1,200                  31,050
Corp. (a)

CHS Electronics, Inc. (a)         1,900                  1,663

Coinstar, Inc. (a)                2,500                  35,000

Comdisco, Inc.                    16,900                 649,594

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Communication Intelligence        8,900                 $ 89,556
Corp. (a)

Computer Network Technology       3,500                  87,719
Corp. (a)

Concurrent Computer Corp. (a)     3,000                  53,625

Copper Mountain Networks,         3,900                  339,056
Inc.

CopyTele, Inc. (a)                17,800                 39,494

Crossroads Systems, Inc.          2,500                  356,875

Cybex Corp. (a)                   2,737                  127,271

Data Race, Inc. (a)               6,800                  26,775

Dataram Corp. (a)                 1,800                  34,650

Datawatch Corp. (a)               6,200                  40,300

Diebold, Inc.                     9,600                  235,200

Digital Lightwave, Inc. (a)       2,200                  183,150

Digital Origin, Inc. (a)          2,200                  44,000

Digital River, Inc. (a)           1,000                  36,000

Dot Hill Systems Corp. (a)        500                    5,031

Drexler Technology Corp. (a)      100                    1,519

Dunn Computer Corp. (a)           5,100                  13,706

ECCS, Inc. (a)                    3,000                  52,500

Echelon Corp. (a)                 3,000                  243,375

Eltrax Systems, Inc. (a)          4,300                  62,888

Emulex Corp. (a)                  3,100                  496,000

En Pointe Technologies, Inc.      1,300                  57,200
(a)

Encad, Inc. (a)                   400                    2,575

Equinox Systems, Inc. (a)         3,050                  27,641

Evans & Sutherland Computer       600                    6,638
Corp. (a)

Exabyte Corp. (a)                 3,900                  31,200

Extended Systems, Inc. (a)        1,200                  122,100

Extreme Networks, Inc.            4,600                  511,750

FileNET Corp. (a)                 3,800                  162,688

Finisar Corp.                     4,400                  621,500

FOCUS Enhancements, Inc. (a)      5,600                  34,825

FVC.com, Inc. (a)                 400                    7,750

Gadzoox Networks, Inc.            1,700                  112,625

General Binding Corp.             400                    2,700

Genicom Corp. (a)                 100                    239

Globix Corp. (a)                  2,600                  136,338

Hauppauge Digital, Inc. (a)       1,100                  53,350

HMT Technology Corp. (a)          1,400                  3,763

Hunt Corp.                        300                    2,906

Hutchinson Technology, Inc.       900                    16,256
(a)

Identix, Inc. (a)                 5,600                  106,400

Inacom Corp. (a)                  6,284                  21,209

Ingram Micro, Inc. Class A (a)    11,100                 120,019

Insight Enterprises, Inc. (a)     1,950                  61,181

Intergraph Corp. (a)              5,100                  30,600

Interlink Electronics, Inc.       900                    77,513
(a)

Interphase Corp. (a)              1,900                  43,581

Interspeed, Inc.                  3,100                  111,988

Intraware, Inc.                   1,800                  137,588

Iomega Corp. (a)                  16,600                 62,250

ION Networks, Inc. (a)            1,200                  39,150



                                 SHARES                 VALUE (NOTE 1)

Itron, Inc. (a)                   500                   $ 3,750

JNI Corp.                         1,300                  106,113

Juniper Networks, Inc.            14,800                 4,059,825

Komag, Inc. (a)                   8,400                  18,638

Kronos, Inc. (a)                  1,800                  114,300

Manchester Equipment Co.,         1,900                  12,113
Inc. (a)

Miami Computer Supply Corp.       2,000                  65,500
(a)

Micron Electronics, Inc. (a)      14,000                 150,500

MICROS Systems, Inc. (a)          2,600                  143,975

Micros-To-Mainframes, Inc. (a)    1,200                  10,050

Microtouch Systems, Inc. (a)      100                    1,350

Mitek Systems, Inc. (a)           3,600                  40,050

MMC Networks, Inc. (a)            2,100                  83,344

MRV Communications, Inc. (a)      2,300                  360,669

MTI Technology Corp. (a)          1,800                  94,388

Neoware Systems, Inc. (a)         900                    4,725

Netopia, Inc. (a)                 1,100                  94,875

Network Computing Devices,        4,500                  35,438
Inc. (a)

Oak Technology, Inc. (a)          6,348                  115,851

ObjectSoft Corp. (a)              316                    1,659

ODS Networks, Inc. (a)            3,800                  76,475

Overland Data, Inc. (a)           900                    9,956

Par Technology Corp. (a)          100                    563

Paradyne Networks, Inc.           1,500                  67,125

Performance Technologies,         2,500                  50,781
Inc. (a)

Planar Systems, Inc. (a)          4,000                  64,500

Pomeroy Computer Resources,       2,900                  47,488
Inc. (a)

Printronix, Inc. (a)              100                    1,838

Procom Technology, Inc. (a)       1,500                  62,625

Proxim, Inc. (a)                  800                    114,800

PSC, Inc. (a)                     200                    1,000

Quantum Corp.:

- DLT & Storage Systems Group     11,512                 119,437
(a)

- Hard Disk Drive Group (a)       4,906                  38,635

RadiSys Corp. (a)                 2,653                  129,997

Read-Rite Corp. (a)               10,700                 40,459

RSA Security, Inc. (a)            3,000                  200,813

Safeguard Scientifics, Inc.       3,000                  524,813
(a)

SanDisk Corp. (a)                 5,500                  489,500

SBS Technologies, Inc. (a)        1,600                  87,100

Scan-Optics, Inc. (a)             300                    675

ScanSoft, Inc. (a)                5,225                  26,288

ScanSource, Inc. (a)              1,600                  60,800

SCI Systems, Inc. (a)             12,200                 491,050

SCM Microsystems, Inc. (a)        1,800                  214,200

SED International Holdings,       100                    300
Inc. (a)

SoftNet Systems, Inc. (a)         800                    29,600

Splash Technology Holdings,       3,700                  61,050
Inc. (a)

Storage Computer Corp. (a)        100                    1,050

Symbol Technologies, Inc.         9,525                  906,066

Syquest Technology, Inc. (a)      1,700                  77

Take-Two Interactive              4,900                  60,944
Software, Inc. (a)

Tech Data Corp. (a)               6,300                  136,631

Telxon Corp.                      2,000                  43,000

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

The Sedona Corp. (a)              8,300                 $ 33,200

Tidel Technologies, Inc. (a)      7,200                  40,950

Transact Technologies, Inc.       100                    825
(a)

Tricord Systems, Inc. (a)         4,800                  67,200

Trident Microsystems, Inc. (a)    4,100                  55,606

UniView Technologies Corp. (a)    6,700                  32,872

UNOVA, Inc. (a)                   3,800                  43,938

Valence Technology, Inc. (a)      2,400                  81,825

Vitech America, Inc.              110                    694

Western Digital Corp. (a)         5,500                  24,750

Zebra Technologies Corp. (a)      270                    17,972

Zebra Technologies Corp.          4,200                  279,563
Class A (a)

                                                         18,021,803

ELECTRONIC INSTRUMENTS - 1.7%

ADE Corp. (a)                     1,400                  33,688

Aeroflex, Inc. (a)                3,100                  141,050

Aetrium, Inc. (a)                 100                    813

Agilent Technologies, Inc.        6,500                  673,969

Anadigics, Inc. (a)               1,400                  189,000

Analogic Corp.                    1,200                  58,200

APA Optics, Inc. (a)              1,600                  80,400

Aurora Biosciences Corp. (a)      1,300                  139,100

Barringer Technologies, Inc.      300                    1,575
(a)

Beckman Coulter, Inc.             4,800                  231,000

BTU International, Inc. (a)       100                    1,500

Caliper Technologies Corp.        1,700                  302,281

Catapult Communications Corp.     1,600                  20,800

Cerprobe Corp. (a)                900                    12,431

Cholestech Corp. (a)              100                    850

Chromatics Color Sciences         1,050                  6,891
International, Inc. (a)

Chromavision Medical Systems,     1,700                  34,956
Inc. (a)

Cognex Corp. (a)                  5,200                  228,475

Cohu, Inc.                        2,900                  163,488

Credence Systems Corp. (a)        1,600                  213,200

DBT Online, Inc. (a)              600                    11,475

Electro Scientific                3,800                  215,413
Industries, Inc. (a)

FARO Technologies, Inc. (a)       100                    375

FEI Co. (a)                       100                    2,013

Fisher Scientific                 2,500                  108,750
International, Inc.

GenRad, Inc. (a)                  1,100                  16,225

Hathaway Corp. (a)                3,600                  54,000

Helix Technology, Inc.            3,200                  227,600

Hurco Companies, Inc. (a)         100                    456

II-VI, Inc. (a)                   2,000                  68,750

Integral Vision, Inc. (a)         100                    481

Isco, Inc.                        100                    475

Keithley Instruments, Inc.        1,500                  87,656

Kollmorgen Corp.                  100                    1,288

Kulicke & Soffa Industries,       1,600                  127,200
Inc. (a)

LAM Research Corp. (a)            3,400                  530,825



                                 SHARES                 VALUE (NOTE 1)

LeCroy Corp. (a)                  500                   $ 7,500

LTX Corp. (a)                     2,900                  122,344

Meade Instruments Corp. (a)       1,200                  28,350

Measurement Specialties, Inc.     1,600                  39,600
(a)

Mechanical Technology, Inc.       1,600                  109,600
(a)

Mesa Laboratories, Inc. (a)       100                    475

Metrika Systems Corp. (a)         100                    863

Micro Component Technology,       4,300                  39,775
Inc. (a)

Molecular Devices Corp. (a)       1,500                  123,000

Nanometrics, Inc. (a)             1,500                  57,375

NetOptix Corp. (a)                1,300                  212,631

Newport Corp.                     1,200                  192,000

Novellus Systems, Inc. (a)        10,300                 610,919

Photon Dynamics, Inc. (a)         1,300                  84,500

PPT Vision, Inc. (a)              100                    525

Precision Optics, Inc. (a)        1,700                  61,413

Quad Systems Corp. (a)            100                    244

Rudolph Technologies, Inc.        2,000                  90,250

Sawtek, Inc. (a)                  3,400                  163,200

Schmitt Industries, Inc. (a)      100                    344

Sensar Corp. (a)                  1,000                  38,938

Sequenom, Inc.                    2,230                  278,750

Silicon Valley Group, Inc. (a)    5,700                  144,281

Stocker & Yale, Inc. (a)          1,100                  35,475

Strategic Diagnostics, Inc.       4,000                  31,750
(a)

Therma-Wave, Inc.                 2,170                  87,343

Thermedics Detection, Inc. (a)    100                    775

Thermo Bioanalysis Corp. (a)      800                    21,500

Thermo Instrument Systems,        7,900                  126,894
Inc. (a)

Thermo Optek Corp. (a)            1,600                  23,200

Thermoquest Corp. (a)             1,600                  26,400

Trimble Navigation Ltd. (a)       3,600                  86,400

Tripath Imaging, Inc. (a)         732                    6,588

TSI, Inc.                         100                    1,456

Varian, Inc. (a)                  4,100                  163,488

Waters Corp. (a)                  5,600                  549,150

Wireless Telecom Group, Inc.      200                    1,800
(a)

X-Rite, Inc.                      700                    8,400

Zygo Corp. (a)                    1,300                  47,613

                                                         7,611,758

ELECTRONICS - 9.8%

3Dfx Interactive, Inc. (a)        6,085                  56,286

8X8, Inc. (a)                     3,900                  117,488

Act Manufacturing, Inc. (a)       1,150                  44,419

Actel Corp. (a)                   4,100                  133,506

Advanced Energy Industries,       1,900                  138,225
Inc. (a)

Align-Rite International,         1,100                  35,613
Inc. (a)

Alliance Semiconductor Corp.      2,400                  59,925
(a)

Alpine Group, Inc. (a)            500                    4,938

Altera Corp. (a)                  18,300                 1,459,425

American Xtal Technology,         3,000                  130,875
Inc. (a)

Amkor Technology, Inc. (a)        9,200                  477,825

Amphenol Corp. Class A (a)        2,600                  207,838

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Applied Micro Circuits Corp.      5,500                 $ 1,512,844
(a)

Applied Science & Technology,     1,550                  53,572
Inc. (a)

Arrow Electronics, Inc. (a)       12,400                 375,100

Artesyn Technologies, Inc. (a)    6,300                  124,819

Artisan Components, Inc. (a)      1,900                  48,213

ASPEC Technology, Inc. (a)        5,000                  25,000

AstroPower, Inc. (a)              2,600                  72,800

Atmel Corp. (a)                   18,000                 891,000

Audiovox Corp. Class A (a)        3,000                  194,109

Avnet, Inc.                       5,738                  383,729

AVX Corp.                         9,700                  615,950

Bel Fuse, Inc. Class A (a)        200                    3,850

Bell Microproducts, Inc. (a)      4,400                  59,675

Benchmark Electronics, Inc.       1,300                  41,113
(a)

Blue Wave Systems, Inc. (a)       3,600                  66,825

Brightpoint, Inc. (a)             2,700                  34,763

Broadcom Corp. Class A (a)        9,800                  1,934,275

Brocade Communications            4,900                  1,416,713
Systems, Inc.

Burr-Brown Corp. (a)              6,700                  393,206

C-Cube Microsystems, Inc. (a)     3,300                  307,725

C.P. Clare Corp. (a)              2,300                  21,131

California Micro Devices          2,900                  64,706
Corp. (a)

Catalyst Semiconductor, Inc.      4,600                  43,413
(a)

Celeritek, Inc. (a)               1,600                  73,200

CFM Technologies, Inc. (a)        100                    1,400

Cidco, Inc. (a)                   5,600                  31,500

Cirrus Logic, Inc. (a)            7,800                  162,338

Conductus, Inc. (a)               2,000                  134,000

Conolog Corp. (a)                 5,600                  33,775

Cree Research, Inc. (a)           2,800                  526,050

CTS Corp.                         2,100                  135,450

Cypress Semiconductor Corp.       8,800                  401,500
(a)

Dallas Semiconductor Corp.        8,000                  323,000

Dense-Pac Microsystems, Inc       3,900                  32,053
(a)

Digital Microwave Corp. (a)       5,230                  174,551

DII Group, Inc. (a)               2,900                  280,394

Diodes, Inc. (a)                  1,200                  30,450

E Tek Dynamics, Inc. (a)          6,300                  1,721,475

EFTC Corp. (a)                    1,500                  3,563

Elantec Semiconductor, Inc.       1,600                  100,700
(a)

Electroglas, Inc. (a)             3,200                  124,000

EMS Technologies, Inc. (a)        100                    2,450

ESS Technology, Inc. (a)          1,800                  28,013

Esterline Technologies Corp.      500                    5,563
(a)

Etec Systems, Inc. (a)            2,000                  235,563

Exar Corp. (a)                    2,600                  180,537

Ezenia!, Inc. (a)                 2,900                  28,638

Fairchild Semiconduct             4,700                  177,425
International, Inc. Class A

Gatefield Corp. (a)               30                     164

General Semiconductor, Inc.       6,900                  115,144
(a)



                                 SHARES                 VALUE (NOTE 1)

Genus, Inc. (a)                   4,700                 $ 63,450

GlobeSpan, Inc.                   5,100                  385,050

Griffon Corp. (a)                 1,000                  8,375

Hadco Corp. (a)                   1,100                  60,913

Harmonic, Inc. (a)                2,500                  342,344

Hi/fn, Inc. (a)                   1,476                  111,254

Illinois Superconductor Corp.     4,400                  108,350
(a)

Inktomi Corp. (a)                 10,000                 1,371,250

Innotrac Corp. (a)                3,400                  38,675

Innovex, Inc.                     2,400                  22,650

Integrated Device Technology,     7,237                  266,864
Inc. (a)

Integrated Silicon Solution       3,600                  100,125
(a)

International Rectifier Corp.     3,300                  138,188
(a)

Intersil Holding Corp.            4,040                  239,875

Intevac, Inc. (a)                 100                    600

Invision Technologies, Inc.       1,300                  5,688
(a)

JDS Uniphase Corp. (a)            30,041                 7,919,559

Katy Industries, Inc.             100                    938

KEMET Corp. (a)                   4,300                  264,181

Kent Electronics Corp. (a)        1,000                  33,875

Kopin Corp. (a)                   2,400                  177,900

Lattice Semiconductor Corp.       3,500                  245,875
(a)

Linear Technology Corp.           15,800                 1,658,013

Maker Communications, Inc.        1,600                  103,400

Maxim Integrated Products,        25,500                 1,703,719
Inc. (a)

Maxwell Technologies, Inc. (a)    3,400                  56,950

MEMC Electronic Materials,        3,900                  68,006
Inc. (a)

Merix Corp. (a)                   2,500                  50,000

Methode Electronics, Inc.         4,600                  267,375
Class A

Micrel, Inc. (a)                  4,700                  541,675

Micro Linear Corp. (a)            4,700                  35,250

Microchip Technology, Inc. (a)    5,900                  368,381

Micronetics Wireless, Inc. (a)    2,700                  87,244

Microsemi Corp. (a)               3,300                  95,288

MIPS Technologies, Inc. (a)       1,800                  105,300

NeoMagic Corp. (a)                3,500                  18,922

NETsilicon, Inc.                  1,600                  54,600

Network Access Solutions          3,400                  103,700
Corp.

NU Horizons Electronics Corp.     2,900                  49,481

NVIDIA Corp. (a)                  2,300                  147,200

Opti, Inc.                        3,000                  15,000

Pacific Aerospace &               12,200                 41,556
Electronics, Inc. (a)

Panda Project, Inc. (a)           100                    49

Parlex Corp. (a)                  1,600                  57,600

Pericom Semiconductor Corp.       1,800                  74,250
(a)

Photronics, Inc. (a)              3,800                  161,738

Pioneer Standard Electronics,     4,700                  86,363
Inc.

Plexus Corp. (a)                  2,660                  150,207

PLX Technology, Inc.              3,100                  88,738

Power Integrations, Inc. (a)      1,600                  83,100

Power-One, Inc. (a)               1,500                  73,688

QLogic Corp. (a)                  6,600                  1,029,600

Quantum Effect Devices, Inc.      2,570                  247,684

Rambus, Inc. (a)                  2,000                  603,250

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Ramtron International Corp.       3,960                 $ 69,300
(a)

Reptron Electronics, Inc. (a)     100                    969

Research Frontiers, Inc. (a)      2,400                  83,850

RF Micro Devices, Inc. (a)        7,100                  982,019

S3, Inc. (a)                      4,268                  68,021

Sage, Inc.                        1,700                  54,400

Sanmina Corp. (a)                 5,072                  593,741

SDL, Inc. (a)                     3,300                  1,353,000

Semtech Corp. (a)                 2,200                  137,500

Sheldahl, Inc. (a)                200                    1,488

Sigma Designs, Inc. (a)           3,600                  31,950

Silicon Image, Inc.               3,000                  294,000

Silicon Storage Technology,       2,200                  138,875
Inc. (a)

Siliconix, Inc. (a)               3,600                  291,600

Sipex Corp. (a)                   1,400                  62,738

Spire Corp. (a)                   100                    750

Standard Microsystems Corp.       2,700                  40,584
(a)

Sterling Commerce, Inc. (a)       7,286                  319,218

Storage Technology Corp. (a)      5,600                  71,400

Superconductor Technologies,      1,900                  168,388
Inc. (a)

Supertex, Inc. (a)                100                    2,606

Tech-Sym Corp. (a)                600                    10,500

Tegal Corp. (a)                   4,600                  40,969

Telcom Semiconductor, Inc. (a)    2,400                  53,100

Three-Five Systems, Inc. (a)      899                    55,176

TII Industries, Inc. (a)          200                    525

Transwitch Corp. (a)              3,025                  355,438

Triquint Semiconductor, Inc.      3,100                  368,125

Triumph Group, Inc. (a)           1,400                  40,950

Unique Mobility, Inc. (a)         100                    844

Universal Display Corp. (a)       2,700                  52,819

Vari-L, Inc. (a)                  1,700                  45,794

View Tech, Inc. (a)               4,800                  28,800

Virata Corp.                      1,400                  206,500

Vishay Intertechnology, Inc.      8,475                  364,425
(a)

Vitesse Semiconductor Corp.       13,900                 1,442,994
(a)

Voxware, Inc. (a)                 7,500                  28,828

White Electronic Designs          4,700                  46,706
Corp. (a)

Woodhead Industries, Inc.         100                    1,625

World Access, Inc. (a)            2,555                  48,545

Xicor, Inc. (a)                   3,300                  80,850

Zoran Corp. (a)                   700                    35,700

                                                         44,822,706

PHOTOGRAPHIC EQUIPMENT - 0.1%

3D Systems Corp. (a)              500                    5,828

Concord Camera Corp. (a)          2,200                  83,050

Imation Corp. (a)                 5,700                  176,344

In Focus Systems, Inc. (a)        3,300                  110,550



                                 SHARES                 VALUE (NOTE 1)

Lanier Worldwide, Inc. (a)        15,900                $ 44,719

Panavision, Inc. (a)              205                    1,486

                                                         421,977

TOTAL TECHNOLOGY                                         197,165,561

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.4%

800 Travel Systems, Inc. (a)      900                    2,306

AHL Services, Inc. (a)            3,600                  36,675

AirTran Holdings, Inc. (a)        11,500                 47,078

Alaska Air Group, Inc. (a)        3,900                  103,350

America West Holding Corp.        4,400                  58,850
Class B (a)

Atlantic Coast Airlines           4,000                  71,500
Holdings, Inc. (a)

Atlas Air, Inc. (a)               1,900                  45,956

Cheap Tickets, Inc.               3,600                  56,925

Continental Airlines, Inc.        8,800                  278,300
Class B (a)

Cyber-Care, Inc. (a)              3,500                  93,406

Frontier Airlines, Inc. (a)       4,800                  53,400

GetThere.com, Inc.                2,400                  60,150

Mercury Air Group, Inc. (a)       100                    850

Mesa Air Group, Inc. (a)          9,500                  56,406

Mesaba Holdings, Inc. (a)         2,600                  29,737

Midway Airlines Corp. (a)         300                    1,575

Midwest Express Holdings,         1,550                  40,009
Inc. (a)

Navigant International, Inc.      3,600                  36,000
(a)

Northwest Airlines Corp.          12,500                 215,625
Class A (a)

Preview Travel, Inc. (a)          800                    36,850

SkyWest, Inc.                     4,800                  142,500

Transportation World              6,600                  16,088
Airlines, Inc. (a)

Travel Services                   600                    15,413
International, Inc. (a)

UAL Corp. (a)                     6,700                  326,625

World Airways, Inc. (a)           800                    875

World Fuel Services Corp.         150                    1,069

                                                         1,827,518

RAILROADS - 0.1%

ABC Rail Products Corp. (a)       100                    1,256

Florida East Coast Industries     1,300                  52,975

RailAmerica, Inc. (a)             9,500                  71,250

Transportation Technologies       3,400                  72,250
Industries, Inc. (a)

Trinity Industries, Inc.          6,900                  152,663

Westinghouse Air Brake Co.        2,283                  21,689

Wisconsin Central                 9,800                  121,275
Transportation Corp. (a)

                                                         493,358

SHIPPING - 0.1%

Alexander & Baldwin, Inc.         6,800                  139,188

Gulfmark Offshore, Inc. (a)       100                    1,331

International Shipholding         100                    956
Corp.

Kirby Corp. (a)                   1,175                  22,766

Marine Transport Corp. (a)        30                     90

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

OMI Corp. (a)                     300                   $ 1,144

Trico Marine Services, Inc.       3,200                  18,700
(a)

                                                         184,175

TRUCKING & FREIGHT - 0.5%

Airborne Freight Corp.            2,100                  38,850

AirNet Systems, Inc. (a)          400                    2,050

American Freightways Corp. (a)    4,800                  52,200

Arkansas Best Corp. (a)           3,300                  31,144

Arnold Industries, Inc.           800                    9,450

Asche Transportation              100                    194
Services, Inc. (a)

C. H. Robinson Worldwide,         5,600                  285,600
Inc.

Carey International, Inc. (a)     400                    6,700

Celadon Group, Inc. (a)           700                    9,800

Circle International Group,       3,900                  95,306
Inc.

CNF Transportation, Inc.          3,100                  99,394

Consolidated Freightways          3,100                  20,538
Corp. (a)

Covenant Transport, Inc.          600                    6,900
Class A (a)

Dynamex, Inc. (a)                 1,500                  3,281

EGL, Inc. (a)                     3,100                  87,188

Expeditors International of       4,600                  173,650
Washington, Inc.

Forward Air Corp. (a)             3,000                  69,000

Fritz Companies, Inc. (a)         1,100                  9,213

Frozen Food Express               100                    381
Industries, Inc.

Heartland Express, Inc. (a)       900                    12,853

Hub Group, Inc. Class A (a)       200                    3,575

J.B. Hunt Transport Services,     1,100                  12,650
Inc.

Knights Transportation, Inc.      2,150                  35,206
(a)

Landstar System, Inc. (a)         2,000                  112,375

M.S. Carriers, Inc. (a)           400                    8,850

Old Dominion Freight Lines,       100                    1,225
Inc. (a)

Roadway Express, Inc.             2,200                  45,375

Rollins Truck Leasing Corp.       1,750                  14,656

Simon Transportation              3,300                  16,088
Services, Inc.  Class A (a)

Swift Transportation Co.,         6,850                  101,466
Inc. (a)

Trailer Bridge, Inc. (a)          100                    138

Transit Group, Inc. (a)           100                    200

United Parcel Service, Inc.       12,300                 671,888
Class B

United Shipping & Technology,     2,400                  42,450
Inc. (a)

US Xpress Enterprises, Inc.       2,100                  14,700
(a)

USA Truck, Inc. (a)               100                    800

USFreightways Corp.               4,600                  152,950

Werner Enterprises, Inc.          1,475                  19,728

XTRA Corp. (a)                    600                    23,888

Yellow Corp. (a)                  5,600                  89,600

                                                         2,381,500

TOTAL TRANSPORTATION                                     4,886,551



                                 SHARES                 VALUE (NOTE 1)

UTILITIES - 9.0%

CELLULAR - 1.7%

Advanced Radio Telecom Corp.      1,400                 $ 53,550
(a)

Aerial Communications, Inc.       2,500                  149,844
(a)

AirGate PCS, Inc.                 1,800                  176,400

Alamosa PCS Holdings, Inc.        5,870                  212,788

American Mobile Satellite         3,200                  92,800
Corp. (a)

Aquis Communication Group,        7,300                  42,431
Inc. (a)

Arch Communications Group,        8,533                  118,395
Inc. (a)

Arch Communications Group,        172                    409
Inc. warrants 9/1/03 (a)

Boston Communications Group,      3,900                  42,169
Inc. (a)

Cellnet Data Systems, Inc. (a)    6,800                  9,775

Centennial Cellular Corp. (a)     6,100                  148,116

CoreComm Ltd. (a)                 1,125                  44,719

Crown Castle International        12,400                 399,900
Corp. (a)

Dobson Communications Corp.       2,620                  49,780
Class A

General Communications, Inc.      9,400                  62,275
Class A (a)

LCC International, Inc. (a)       1,900                  53,081

Leap Wireless International,      1,550                  135,916
Inc. (a)

Lightbridge, Inc. (a)             2,200                  51,975

Metrocall, Inc. (a)               8,400                  99,225

Nextel Partners, Inc.             15,760                 504,320

Omnipoint Corp. (a)               4,900                  577,105

Paging Network, Inc. (a)          19,200                 55,800

Powertel, Inc. (a)                3,500                  327,688

Price Communications Corp.        8,215                  196,133

Rural Cellular Corp. Class A      1,600                  88,400
(a)

SBA Communications Corp.          3,800                  153,900

SpectraLink Corp. (a)             3,600                  104,850

TeleCorp PCS, Inc.                6,600                  303,188

Telephone & Data Systems,         7,000                  738,500
Inc.

Tritel, Inc. Class A              6,600                  209,550

Triton PCS Holdings, Inc.         3,400                  204,000
Class A

United States Cellular Corp.      9,900                  662,681
(a)

USCI, Inc. (a)                    100                    37

VoiceStream Wireless Corp. (a)    8,900                  1,184,256

WebLink Wireless, Inc. Class      5,700                  102,600
A (a)

Western Wireless Corp. Class A    5,200                  252,200

                                                         7,608,756

ELECTRIC UTILITY - 1.8%

Allegheny Energy, Inc.            13,900                 360,531

Alliant Energy Corp.              10,539                 296,409

Avista Corp.                      3,200                  96,200

Bangor Hydro-Electric Co.         200                    3,050

Black Hills Corp.                 650                    14,300

Calpine Corp. (a)                 5,100                  466,650

Central Vermont Public            300                    3,113
Service Corp.

CH Energy Group, Inc.             500                    14,281

Citizens Utilities Co. Class      31,566                 481,382
B (a)

Cleco Corp.                       700                    22,400

CMP Group, Inc.                   2,100                  59,325

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Conectiv, Inc.                    16,700                $ 237,975

DPL, Inc.                         12,900                 277,350

DQE, Inc.                         9,900                  460,350

Eastern Utilities Associates      1,100                  34,169

El Paso Electric Co. (a)          2,000                  19,125

Empire District Electric Co.      500                    10,406

Energy East Corp.                 15,161                 318,381

Hawaiian Electric Industries,     7,200                  207,450
Inc.

IDACORP, Inc.                     6,900                  219,938

IPALCO Enterprises, Inc.          2,800                  47,425

Kansas City Power & Light Co.     3,900                  89,700

LG&E Energy Corp.                 20,302                 450,451

Madison Gas & Electric Co.        500                    8,688

MidAmerican Energy Holdings,      8,000                  277,000
Inc.

Minnesota Power, Inc.             5,500                  84,219

Montana Power Co.                 12,500                 492,188

New England Electric System       6,500                  351,000
(NEES)

NiSource, Inc.                    16,000                 207,000

Northeast Utilities               11,400                 214,463

Northwestern Corp.                800                    18,100

NSTAR Companies                   3,124                  127,889

OGE Energy Corp.                  5,700                  97,969

Otter Tail Power Co.              100                    3,700

Potomac Electric Power Co.        17,100                 347,344

Public Service Co. of New         9,600                  147,600
Mexico

Puget Sound Power & Light Co.     12,500                 253,906

RGS Energy Group, Inc.            7,000                  137,813

SCANA Corp.                       9,735                  231,815

Sierra Pacific Resources          8,854                  120,636

SIGCORP, Inc.                     800                    17,300

TECO Energy, Inc.                 16,200                 291,600

Thermo Ecotek Corp. (a)           1,100                  6,875

TNP Enterprises, Inc.             500                    21,594

Unisource Energy Corp.            1,000                  13,500

United Illuminating Co.           600                    24,375

Utilicorp United, Inc.            12,550                 205,506

Wisconsin Energy Corp.            17,600                 311,300

WPS Resources Corp.               800                    18,850

                                                         8,222,591

GAS - 0.8%

AGL Resources, Inc.               12,200                 208,163

Atmos Energy Corp.                1,000                  17,125

Berkshire Energy Resources        1,200                  42,600

Cascade Natural Gas Corp.         100                    1,444

Contour Energy Co. (a)            500                    380

CTG Resources, Inc.               200                    7,400

Dynegy, Inc. Class A              16,052                 752,437

Energen Corp.                     900                    14,625

Equitable Resources, Inc.         5,400                  203,850

Indiana Energy, Inc.              766                    12,495

KeySpan Corp.                     16,460                 335,373



                                 SHARES                 VALUE (NOTE 1)

Kinder Morgan, Inc.               13,350                $ 372,131

Laclede Gas Co.                   500                    10,000

MCN Energy Group, Inc.            12,600                 303,188

MDU Resources Group, Inc.         3,150                  60,047

Midcoast Energy Resources,        1,300                  20,475
Inc.

Mitchell Energy & Development     1,700                  36,763
Corp. Class A

National Fuel Gas Co.             6,200                  253,813

New Jersey Resources Corp.        900                    33,413

Northwest Natural Gas Co.         5,000                  97,500

NUI Corp.                         100                    2,375

Piedmont Natural Gas Co.,         2,300                  56,925
Inc.

Providence Energy Corp.           1,300                  47,856

Questar Corp.                     13,100                 182,581

SEMCO Energy, Inc.                105                    1,260

South Jersey Industries, Inc.     300                    8,775

Southern Union Co.                1,437                  22,094

Southwest Gas Corp.               3,100                  57,350

Southwestern Energy Co.           800                    5,600

UGI Corp.                         2,600                  48,750

Washington Gas Light Co.          7,300                  174,288

Western Resources, Inc.           11,400                 175,988

WICOR, Inc.                       2,800                  84,175

Yankee Energy System, Inc.        900                    39,600

                                                         3,690,839

TELEPHONE SERVICES - 4.6%

Adelphia Business Solution,       2,700                  138,713
Inc.  Class A (a)

Alaska Communication Systems      4,300                  60,200
Group, Inc.

Allegiance Telecom, Inc. (a)      10,050                 993,694

Allied Riser Communications       3,600                  93,600
Corp.

Atlantic Tele-Network, Inc.       140                    1,593

BroadWing, Inc.                   23,156                 687,444

Caprock Communications Corp.      4,300                  189,469
(a)

Carrier1 International SA ADR     20,130                 652,967

CFW Communications Co.            1,800                  77,400

Choice One Communications,        2,970                  178,200
Inc.

Commonwealth Telephone            3,100                  135,238
Enterprises, Inc. (a)

COMSAT Corp. Series 1             2,067                  34,751

Cypress Communications, Inc.      4,550                  106,072

Deltathree.com, Inc.              1,700                  71,188

e.spire Communications, Inc.      4,600                  57,500
(a)

eLECTRIC Communications Corp.     4,800                  19,500
(a)

FirstCom Corp. (a)                3,400                  125,588

Flag Telecom Holdings Ltd.        13,120                 375,560

Focal Communications Corp.        4,700                  248,219

Global TeleSystems Group,         15,300                 382,500
Inc. (a)

GST Telecommunications, Inc.      5,100                  37,294
(a)

I-Link Corp. (a)                  5,900                  51,625

iBasis, Inc.                      2,700                  217,350

ICG Communications, Inc. (a)      3,600                  112,950

Illuminet Holdings, Inc.          1,800                  133,200

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Intermedia Communications,        4,100                 $ 259,581
Inc. (a)

ITC DeltaCom, Inc. (a)            7,400                  280,738

ITXC Corp.                        3,300                  270,600

IXnet, Inc.                       5,800                  308,850

Level 3 Communications, Inc.      33,900                 3,860,363
(a)

Mastech Corp. (a)                 5,700                  188,813

McLeodUSA, Inc. Class A (a)       15,900                 1,399,200

Metromedia Fiber Network,         18,592                 1,336,591
Inc.  Class A (a)

MGC Communications, Inc. (a)      1,700                  117,300

Net2Phone, Inc.                   2,600                  150,475

Network Plus Corp.                6,900                  266,081

NEXTLINK Communications, Inc.     6,700                  738,256
 Class A (a)

North Pittsburgh Systems,         100                    1,263
Inc.

NorthEast Optic Network, Inc.     2,000                  224,500
(a)

Pac-West Telecomm, Inc.           5,120                  179,200

Pacific Gateway Exchange,         3,600                  72,900
Inc. (a)

PNV, Inc.                         1,000                  4,125

Primus Telecommunications         4,561                  200,114
Group, Inc. (a)

Qwest Communications              74,520                 3,455,865
International, Inc. (a)

RCN Corp. (a)                     7,300                  437,088

Rhythms NetConnections, Inc.      6,300                  224,831

Source Media, Inc. (a)            2,800                  41,650

Splitrock Services, Inc.          5,800                  271,150

STAR Telecommunications, Inc.     5,815                  34,890
(a)

Startec Global Communications     1,600                  42,400
Corp. (a)

TALK.com, Inc. (a)                9,500                  160,313

Teligent, Inc. Class A (a)        1,100                  90,338

Time Warner Telecom, Inc.         3,000                  231,000

U.S. LEC Corp. Class A (a)        1,800                  78,300

Ursus Telecom Corp. (a)           2,400                  42,450

USN Communications, Inc. (a)      700                    28

Viatel, Inc. (a)                  2,590                  145,849

West Teleservices Corp. (a)       3,600                  71,100

Williams Communications           4,800                  213,600
Group, Inc.

WinStar Communications, Inc.      4,600                  355,925
(a)

WorldPort Communications,         11,100                 30,525
Inc. (a)

WorldQuest Networks, Inc.         560                    19,040

Z-Tel Technologies, Inc.          2,900                  102,588

                                                         21,089,695

WATER - 0.1%

American States Water Co.         200                    5,388

American Water Works, Inc.        15,200                 304,000

Azurix Corp.                      19,100                 143,250

E Town Corp.                      1,300                  83,769



                                 SHARES                 VALUE (NOTE 1)

Philadelphia Suburban Corp.       1,276                 $ 23,606

United Water Resources, Inc.      2,500                  87,031

                                                         647,044

TOTAL UTILITIES                                          41,258,925

TOTAL COMMON STOCKS                                      445,538,584
(Cost $361,126,406)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Kimco Realty Corp. Series D       108                    2,403
$1.875

Prime Retail, Inc. Series B,      60                     484
$2.13

                                                         2,887

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     500                    3,781
Securities Trust II
(Republic Industries, Inc.)
$1.55 TRACES

TOTAL CONVERTIBLE PREFERRED                              6,668
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Price Enterprises, Inc.           900                    12,600
Series A $1.40

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Mediq, Inc. Series A, $1.30       7                      2
(a)

TOTAL NONCONVERTIBLE                                     12,602
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                   19,270
(Cost $24,521)


CORPORATE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED)              PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE - 0.0%

Excel Legacy Corp.  9% 11/4/04    -      $ 2,000                    1,764

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED)              PRINCIPAL AMOUNT          VALUE (NOTE 1)

NONCONVERTIBLE BONDS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE - 0.0%

Excel Legacy Corp.  10%           -      $ 1,000                   $ 882
11/4/04

TOTAL CORPORATE BONDS                                               2,646
(Cost $2,646)

U.S. TREASURY OBLIGATIONS -
3.2%



U.S. Treasury Bills,  yield       -       14,665,000                14,507,613
at date of purchase 5.31%
to 5.68% 3/23/00  to 5/25/00
(c) (Cost $14,504,995)


CASH EQUIVALENTS - 18.7%

                                          SHARES

Bankers Trust Institutional               85,883,361                85,883,361
Daily Asset Fund, 5.9247%
(b) (Cost $85,883,361)

TOTAL INVESTMENT PORTFOLIO -                                        545,951,474
119.0%
(Cost $461,541,929)

NET OTHER ASSETS - (19.0)%                                         (87,169,858)

NET ASSETS - 100%                                                $ 458,781,616


FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

27 Russell 2000 Index Contracts  March 2000           $ 7,826,625                          $ 424,213

16 S&P 400 Midcap Index          March 2000            3,721,200                            175,354
Contracts

                                                      $ 11,547,825                         $ 599,567


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
2.5%

SECURITY TYPE ABBREVIATIONS

TRACES                       -   Trust Automatic Common
                                 Exchange Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,480,276.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY      ACQUISITION DATE  ACQUISITION COST

Calton, Inc.  2/17/00           $ 56,166

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $340,242,540 and $52,714,355, respectively.

The market value of futures contracts opened and closed during the period amounted to $336,770,911 and $327,389,867, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $11,690 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $49,400 or 0% of net assets.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $86,551,257. The fund received cash collateral of $85,883,361 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $397,912 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $463,207,687. Net unrealized appreciation aggregated $82,743,787, of which $126,436,077 related to appreciated investment securities and $43,692,290 related to depreciated investment securities.

The fund hereby designates approximately $2,176,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 17% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders (unaudited).

A total of 9.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited).

The fund will notify shareholders in January 2001 of the applicable percentages for use in preparing 2000 income tax returns.

SPARTAN EXTENDED MARKET INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         FEBRUARY 29, 2000

ASSETS

Investment in securities, at                 $ 545,951,474
value  (cost $461,541,929) -
 See accompanying schedule

Receivable for investments                    159,902
sold

Receivable for fund shares                    7,839,110
sold

Dividends receivable                          160,778

Redemption fees receivable                    1,624

Receivable for daily                          660,409
variation on futures
contracts

Other receivables                             60,593

Receivable from investment                    11,191
adviser for expense
reductions

 TOTAL ASSETS                                 554,845,081

LIABILITIES

Payable to custodian bank       $ 6,322

Payable for investments          9,673,402
purchased

Payable for fund shares          353,048
redeemed

Other payables and  accrued      147,332
expenses

Collateral on securities         85,883,361
loaned,  at value

 TOTAL LIABILITIES                            96,063,465

NET ASSETS                                   $ 458,781,616

Net Assets consist of:

Paid in capital                              $ 365,388,612

Undistributed net investment                  615,835
income

Accumulated undistributed net                 7,768,057
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   85,009,112
(depreciation) on investments

NET ASSETS, for 11,916,351                   $ 458,781,616
shares outstanding

NET ASSET VALUE, offering                     $38.50
price  and redemption price
per share ($458,781,616
(divided by) 11,916,351
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED FEBRUARY 29, 2000

INVESTMENT INCOME                             $ 1,556,705
Dividends

Interest                                       617,765

Security lending                               228,673

 TOTAL INCOME                                  2,403,143

EXPENSES

Management fee and               $ 416,635
sub-advisory fees

Transfer agent fees               218,560

Accounting fees                   78,130

Non-interested trustees'          392
compensation

Registration fees                 140,453

Audit                             24,050

Legal                             677

Miscellaneous                     242

 Total expenses before            879,139
reductions

 Expense reductions               (448,263)    430,876

NET INVESTMENT INCOME                          1,972,267

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            10,398,868

 Foreign currency transactions    3

 Futures contracts                28,110       10,426,981

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            86,562,890

 Futures contracts                594,296      87,157,186

NET GAIN (LOSS)                                97,584,167

NET INCREASE (DECREASE) IN                    $ 99,556,434
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999
ASSETS

Operations Net investment        $ 1,972,267                   $ 615,135
income

 Net realized gain (loss)         10,426,981                    3,074,918

 Change in net unrealized         87,157,186                    (3,771,841)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       99,556,434                    (81,788)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (1,479,202)                   (480,843)
From net investment income

 From net realized gain           (4,334,759)                   (1,053,874)

 TOTAL DISTRIBUTIONS              (5,813,961)                   (1,534,717)

Share transactions Net            351,204,809                   60,271,075
proceeds from sales of shares

 Reinvestment of distributions    5,500,037                     1,464,744

 Cost of shares redeemed          (54,328,544)                  (33,355,405)

 NET INCREASE (DECREASE) IN       302,376,302                   28,380,414
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

 Trading fees                     188,143                       456,042

  TOTAL INCREASE (DECREASE)       396,306,918                   27,219,951
IN NET ASSETS

NET ASSETS

 Beginning of period              62,474,698                    35,254,747

 End of period (including        $ 458,781,616                 $ 62,474,698
undistributed net investment
income of $615,835 and
$177,510, respectively)

OTHER INFORMATION
Shares

 Sold                             11,106,135                    2,346,010

 Issued in reinvestment of        186,148                       57,682
distributions

 Redeemed                         (1,809,769)                   (1,287,002)

 Net increase (decrease)          9,482,514                     1,116,690


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 G     1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.67    $ 26.77   $ 25.00
period

Income from Investment
Operations

Net investment income D           .37        .32       .11

Net realized and unrealized       13.78      (.92)     1.43
gain (loss)

Total from investment             14.15      (.60)     1.54
operations

Less Distributions

 From net investment income       (.24)      (.22)     (.07)

From net realized gain            (1.12)     (.52)     -

Total distributions               (1.36)     (.74)     (.07)

Trading fees added to paid in     .04        .24       .30
capital

Net asset value, end of period   $ 38.50    $ 25.67   $ 26.77

TOTAL RETURN B, C                 57.35%     (1.33)%   7.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 458,782  $ 62,475  $ 35,255
(000 omitted)

Ratio of expenses to average      .27% F     .31% F    .26% A, F
net assets

Ratio of net investment           1.24%      1.25%     1.44% A
income to average net assets

Portfolio turnover rate           33%        29%       40% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD.
E FOR THE PERIOD NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.  WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE YEAR ENDED FEBRUARY 29


SPARTAN INTERNATIONAL INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,         PAST 1 YEAR  LIFE OF FUND
2000

SPARTAN INTERNATIONAL INDEX        27.08%       50.10%

MSCI EAFE(registered trademark)    25.70%       45.39%

International Funds Average        44.18%       n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of February 29, 2000, the index included over 963 equity securities of companies domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 636 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29,   PAST 1 YEAR  LIFE OF FUND
2000

SPARTAN INTERNATIONAL INDEX  27.08%       19.15%

MSCI EAFE                    25.70%       17.52%

International Funds Average  44.18%       n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             SPARTAN INTL INDEX          MS EAFE (NET MA TAX)
             00399                       MS001
  1997/11/05      10000.00                    10000.00
  1997/11/30       9904.00                     9790.87
  1997/12/31       9972.48                     9878.11
  1998/01/31      10441.63                    10331.71
  1998/02/28      11083.21                    10996.56
  1998/03/31      11359.89                    11337.23
  1998/04/30      11569.05                    11428.83
  1998/05/31      11516.61                    11375.46
  1998/06/30      11613.42                    11463.62
  1998/07/31      11754.60                    11581.92
  1998/08/31       9955.51                    10149.13
  1998/09/30       9943.41                     9840.18
  1998/10/31      11125.33                    10868.19
  1998/11/30      11657.79                    11427.14
  1998/12/31      12082.32                    11880.11
  1999/01/31      12115.09                    11847.20
  1999/02/28      11812.01                    11567.02
  1999/03/31      12278.92                    12052.14
  1999/04/30      12811.51                    12542.42
  1999/05/31      12127.30                    11898.62
  1999/06/30      12700.89                    12364.58
  1999/07/31      12991.78                    12734.28
  1999/08/31      13110.59                    12782.92
  1999/09/30      13258.09                    12913.82
  1999/10/31      13774.31                    13399.64
  1999/11/30      14253.67                    13867.28
  1999/12/31      15594.07                    15113.95
  2000/01/31      14513.63                    14155.73
  2000/02/29      15010.38                    14539.21
IMATRL PRASUN   SHR__CHT 20000229 20000323 104309 R00000000000031

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by February 29, 2000, the value of the investment would have been $15,010 - a 50.10% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,539 - a 45.39% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN INTERNATIONAL INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan International Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the 12 months that ended February 29, 2000, the fund returned 27.08% (figure does not include the purchase fee, which was discontinued on April 28, 1999). During this same time frame, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index returned 25.70%. The international funds average tracked by Lipper Inc. returned 44.18% for the same 12-month period.

Q. HOW WOULD YOU DESCRIBE THE INVESTMENT CLIMATE OVERSEAS DURING THE PAST 12 MONTHS?

A. Not unlike what transpired in the U.S. during the period, market performance overseas was highly polarized with technology, media, telecommunications and select biotechnology stocks rising and most other sectors declining. Overall, the performance disparity between growth stocks and value stocks widened significantly over the course of the period. New economy stocks, also known as "New Japan" stocks, led the way in that nation - a major component of the index - with top holdings Sony, Fujitsu and Softbank - an Internet venture-capital firm - each contributing appreciably to performance. Japan continued to forge ahead with its economic recovery, as corporate restructuring remained a key theme in the stock market. The theme was similar in Europe and the United Kingdom, each beneficiaries of markedly improved economies, the continued emergence of the Internet and the worldwide wireless communications boom.

Q. WHAT FUELED THE MSCI EAFE INDEX'S ADVANCES?

A. Finland and Sweden were the top contributors behind the strength of wireless leaders Nokia and Ericsson, respectively. Heavy global demand for cellular phones and bullish expectations for the release of Internet-enabled handsets and other Web appliances spurred the rally in these stocks. Traditional telephone companies also were big winners on the wireless front. Over the past 12 months, industry consolidation activity in the sector abounded, as companies sought to defend their market share at home and expand beyond their borders through merger, acquisition or strategic alliance. Take the fund's largest holding, Vodafone AirTouch - one of the period's best stocks - as an example. The company benefited from its strong presence in the U.K. market, as well as from its announcement that it would merge its mobile communications business with U.S.-based Bell Atlantic. Vodafone, in an effort to expand its wireless reach, later launched a hostile takeover bid for Germany's top wireless service provider, Mannesmann. Mannesmann's shares rose sharply as Vodafone sweetened its initial offer, which boosted fund returns.

Q. WHAT FACTORS DRAGGED ON FUND PERFORMANCE?

A. Financial stocks in the U.K. and Europe wilted in response to concerns about rising interest rates. Banks and insurers were the hardest hit, with Lloyds and Aegon experiencing precipitous declines during the period. European health care stocks also suffered, as investors worried that upcoming elections in the U.S. and Japan would increase the risk of government intervention into the delivery and pricing of drugs and medical services. AstraZeneca and Glaxo Wellcome were notable laggards here. The situation wasn't much better among the fund's holdings in consumer nondurables. Food, beverage, tobacco and household product companies with global operations stumbled on disappointing sales related to weakness in emerging markets. Consumers also were slow to spend in some of the developed markets, such as Japan, where economic recovery was unsteady. Anglo-Dutch household products firm Unilever is an example of a stock that was hurt by slackened consumer demand.

Q. WHAT'S YOUR OUTLOOK?

A. Not surprisingly, our outlook for smaller- and medium-sized companies, or those leading the tech and telecom bonanza, remains particularly bullish. European markets are the most attractive on a global scale, as economic recovery continues to take hold, supported in large part by structural reforms in Germany and Italy, low interest rates, a weak euro and widespread merger and acquisition activity. There is growing concern that market volatility could escalate later in the year, as interest rates appear poised to rise. In Japan, economic recovery remains fragile. Although corporate restructuring may limit growth there in the short term, it remains an essential ingredient in the sustainability of its longer-term recovery.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-2.


(checkmark)FUND FACTS

GOAL: seeks to provide investment results that correspond to the total return of foreign stock markets

FUND NUMBER: 399

TRADING SYMBOL: FSIIX

START DATE: November 5, 1997

SIZE: as of February 29, 2000, more than $254 million

SUB-ADVISER: Bankers Trust, since inception

SPARTAN INTERNATIONAL INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
29, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

Vodafone AirTouch PLC           3.0                     0.8
(United Kingdom, Cellular)

Nokia AB  (Finland,             2.4                     1.3
Communications Equipment)

Deutsche Telekom AG             2.0                     1.1
(Germany, Telephone Services)

Telefonaktiebolaget LM          1.9                     0.8
Ericsson  (B Shares)
(Sweden, Communications
Equipment)

Nippon Telegraph & Telephone    1.6                     1.6
Corp. (Japan, Telephone
Services)

France Telecom SA  (France,     1.5                     0.7
Telephone Services)

Softbank Corp. (Japan,          1.4                     0.2
Computers & Office Equipment)

BP Amoco PLC (United Kingdom,   1.4                     1.5
Oil & Gas)

Toyota Motor Corp. (Japan,      1.4                     1.4
Autos, Tires, & Accessories)

Sony Corp.  (Japan, Consumer    1.3                     0.6
Electronics)

                                17.9                    10.0

TOP TEN MARKET SECTORS AS OF
FEBRUARY 29, 2000

                               % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS 6
                                                       MONTHS AGO

UTILITIES                       17.4                    13.3

FINANCE                         16.0                    19.8

TECHNOLOGY                      13.1                    6.1

DURABLES                        5.9                     6.0

HEALTH                          6.0                     7.3

INDUSTRIAL MACHINERY  &         4.8                     4.9
EQUIPMENT

ENERGY                          4.0                     5.1

NONDURABLES                     3.9                     5.1

BASIC INDUSTRIES                3.3                     3.7

MEDIA & LEISURE                 3.2                     2.4


GEOGRAPHIC DIVERSIFICATION (% OF NET ASSETS)

AS OF FEBRUARY 29, 2000

Finland         3.3%
France         10.4%
United Kingdom 19.1%
Germany        10.2%
Switzerland     5.0%
Sweden          3.4%
Italy           4.7%
Other          12.0%
Japan          26.4%
Netherlands     5.5%

Row: 1, Col: 1, Value: 3.3
Row: 1, Col: 2, Value: 10.4
Row: 1, Col: 3, Value: 10.2
Row: 1, Col: 4, Value: 4.7
Row: 1, Col: 5, Value: 26.4
Row: 1, Col: 6, Value: 5.5
Row: 1, Col: 7, Value: 12.0
Row: 1, Col: 8, Value: 3.4
Row: 1, Col: 9, Value: 5.0
Row: 1, Col: 10, Value: 19.1

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

AS OF AUGUST 31, 1999

Australia       2.6%
France          9.3%
United Kingdom 20.8%
Germany         9.6%
Italy           4.0%
Switzerland     6.5%
Spain           2.8%
Japan          26.1%
Other          12.5%
Netherlands     5.8%

Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 9.300000000000001
Row: 1, Col: 3, Value: 9.6
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 26.1
Row: 1, Col: 6, Value: 5.8
Row: 1, Col: 7, Value: 12.5
Row: 1, Col: 8, Value: 2.8
Row: 1, Col: 9, Value: 6.5
Row: 1, Col: 10, Value: 20.8

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

SPARTAN INTERNATIONAL INDEX FUND

INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets


COMMON STOCKS - 86.4%

                                 SHARES                    VALUE (NOTE 1)

AUSTRALIA - 1.5%

Amcor Ltd.                        13,433                   $ 49,862

AMP Ltd.                          21,303                    194,932

Australian Gas Light Co.          7,833                     39,009

Boral Ltd. New                    14,665                    21,139

Brambles Industries Ltd.          4,308                     109,004

British American Tobacco          1,051                     7,867
Australasia Ltd.

Coca-Cola Amatil Ltd.             22,265                    44,491

Coles Myer Ltd.                   22,055                    93,054

Colonial Ltd.                     18,680                    71,418

CSL Ltd.                          3,144                     42,402

CSR Ltd.                          22,664                    49,775

Fosters Brewing Group Ltd.        33,584                    88,883

Futuris Corp. Ltd.                4,251                     4,418

General Property Trust            34,151                    54,086

Goodman Fielder Ltd.              5,441                     3,938

Howard Smith Ltd.                 518                       2,644

James Hardie Industries Ltd.      1,000                     2,258

Lend Lease Corp. Ltd.             9,459                     125,229

M.I.M. Holdings Ltd.              43,516                    27,729

National Australia Bank Ltd.      27,586                    365,214

News Corp. Ltd.                   37,631                    552,537

Normandy Mining Ltd.              42,725                    22,996

North Ltd.                        12,879                    21,911

Orica Ltd.                        4,277                     17,622

Origin Energy Ltd.                14,665                    11,332

Pacific Dunlop Ltd.               10,198                    10,157

Pioneer International Ltd.        18,245                    48,987

QBE Insurance Group Ltd.          8,158                     37,347

Rio Tinto Ltd.                    5,485                     79,064

Santos Ltd.                       12,674                    30,030

Southcorp Holdings Ltd.           14,025                    38,350

Tabcorp Holdings Ltd.             8,132                     48,799

Telstra Corp. Ltd.                144,454                   682,939

The Broken Hill Proprietary       32,908                    327,610
Co. Ltd.

Wesfarmers Ltd.                   5,693                     43,651

Westfield Trust:

Unit                              32,412                    61,759

Unit                              1,232                     2,361

Westpac Banking Corp.             36,135                    232,491

WMC Ltd.                          21,641                    81,936

Woolworths Ltd.                   22,636                    69,879

                                                            3,819,110

AUSTRIA - 0.2%

Austria Tabak AG                  690                       27,559

Bank Austria AG                   2,719                     118,567

Boehler-Uddeholm AG               50                        1,866

Flughafen Wien AG                 580                       20,927

Generali Holding Vienna AG        230                       35,833

Mayr Melnhof Karton AG            200                       11,014

Oesterreichische                  770                       91,000
Elektrizitaetswirtschafts AG
(verbund)



                                 SHARES                    VALUE (NOTE 1)

OMV AG                            610                      $ 47,851

RHI AG                            250                       6,785

VA Technologie AG                 420                       24,879

Wienerberger Baustoffind AG       1,740                     32,230

                                                            418,511

BELGIUM - 0.7%

Barco Industries NV               209                       25,507

Bekaert SA                        313                       13,845

Colruyt NV                        800                       32,416

D'ieteren SA                      133                       38,494

Delhaize Freres & Compagnie       1,288                     73,810
Le Lion

Dolmen Computer Applications      56                        1,291
NV (a)

Electrabel SA                     1,398                     378,586

Fortis B                          18,284                    458,627

Fortis B (strip VVRP) (a)         1,764                     17

Groupe Bruxelles Lambert SA       654                       142,152

KBC Bancassurance Holding NV      7,651                     293,038

Solvay Et Compagnie SA            2,242                     156,383

Ucb Corp.                         3,905                     133,553

Union Miniere SA                  238                       7,807

                                                            1,755,526

DENMARK - 0.7%

Carlsberg AS:

Series A                          800                       25,357

Series B                          300                       10,132

D/S 1912 Series B                 27                        281,287

D/S Svenborg Series B             18                        264,218

Danisco AS                        1,668                     50,918

Den Danske Bank Group AS          1,300                     124,458

Falck AS                          358                       39,296

Fls Industries                    759                       12,817

International Service Systems     1,028                     68,772
AS  Series B (a)

Navision Software (a)             574                       59,650

Novo-Nordisk AS Series B          1,876                     237,601

Tele Danmark AS Class B           5,270                     434,021

Topdanmark AS (a)                 237                       3,879

Unidanmark AS Class A             1,800                     102,881

Vestas Wind Systems AS (a)        286                       80,805

William Demant Holding AS         297                       42,438

                                                            1,838,530

FINLAND - 3.3%

Hartwall Oyj Abp Series A         2,000                     29,714

Instrumentarium Oyj               819                       26,746

Kemira Oyj                        500                       3,135

Kesko OY (a)                      2,800                     37,143

Kone Corp.                        700                       34,442

Metra OY Series B                 1,100                     22,604

Metso Oyj                         3,600                     47,234

Nokia AB                          31,000                    6,147,687

Outokumpu Oyj (A Shares)          3,200                     35,812

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FINLAND - CONTINUED

Pohjola Group Insurance Corp.:

Class A                           500                      $ 30,631

Class B                           700                       39,439

Raisio Group PLC                  2,900                     7,918

Rautaruukki Oyj (K Shares)        4,100                     22,546

Sampo Insurance Co. Ltd.          1,700                     58,223

Sonera Corp.                      18,600                    1,437,342

Stockmann Oyj Series A            300                       4,747

Tietoenator Oyj Abp               2,000                     137,959

UPM-Kymmene Corp.                 7,000                     194,494

                                                            8,317,816

FRANCE - 9.2%

Accor SA                          4,502                     164,177

Alcatel Alsthom Compagnie         4,888                     1,154,790
Generale d'Electricite SA
(RFD)

Aventis SA (France)               18,412                    957,424

AXA SA de CV                      8,514                     1,071,912

Banque Nationale de Paris         10,686                    845,364

BIC Ste                           334                       14,613

Bouygues                          737                       615,033

Canal Plus SA                     3,044                     860,453

Cap Gemini SA                     1,893                     522,314

Carrefour SA                      7,496                     1,139,003

Casino Guichard Perrachon et      1,765                     157,252
Compagnie

Club Mediterranee SA (a)          72                        8,294

Coflexip SA                       164                       14,588

Compagnie de St. Gobain           2,160                     301,118

Dassault Systemes SA              2,303                     253,287

Eridania Beghin Say Group         100                       8,413

Essilor International SA          165                       42,343

Eurafrance (Societe)              76                        35,634

France Telecom SA                 23,845                    3,853,248

Gecina SA                         459                       46,275

Groupe Danone                     1,818                     366,218

Groupe GTM                        71                        5,446

IMETAL SA                         264                       31,327

L'Air Liquide                     2,064                     279,172

L'Oreal SA                        1,597                     1,063,087

Lafarge SA                        2,419                     180,864

Lafarge SA rights 4/15/00 (a)     2,419                     70

Lagardere S.C.A. (Reg.)           3,115                     293,608

Louis Vuitton Moet Hennessy       2,318                     862,090
(LVMH)

Michelin SA (Compagnie            3,113                     97,396
Generale des Etablissements)
Class B (a)

Pechiney SA Class A               2,051                     119,909

Pernod-Ricard                     881                       44,622

Peugeot SA                        1,151                     237,742

Pinault Printemps SA              2,861                     577,147

Promodes                          113                       102,476

Publicis SA                       156                       79,615

Sagem SA                          216                       243,812



                                 SHARES                    VALUE (NOTE 1)

Sanofi-Synthelabo SA              16,893                   $ 651,738

Schneider SA                      4,038                     261,009

SEB SA                            79                        5,716

Sidel SA                          907                       74,377

Simco SA (Reg.)                   124                       9,331

Societe Generale Class A          2,402                     498,921

Sodexho Alliance SA               606                       81,265

Suez Lyonnaise des Eaux:

(Belgium)                         998                       166,761

(France)                          3,753                     619,141

Technip SA                        53                        5,809

Thomson CSF                       3,870                     153,077

Total Fina SA (a)                 774                       7

Total Fina SA:

Class B                           16,559                    2,223,046

Series B                          774                       102,674

Unibail                           351                       44,394

Usinor Sacilor                    4,247                     62,074

Valeo SA                          1,591                     77,513

Vivendi SA                        13,875                    1,633,081

                                                            23,320,070

GERMANY - 7.6%

Adidas-Salomon AG                 750                       39,796

Allianz AG (Reg.)                 5,073                     1,757,009

BASF AG                           12,700                    586,886

Bayer AG                          15,300                    646,370

Bayerische Hypo-und               8,725                     473,902
Vereinsbank AG

Beiersdorf AG                     1,800                     109,142

Buderus AG                        600                       9,262

Continental Gummi-Werke AG        2,200                     36,273

DaimlerChrysler AG (Reg.)         20,742                    1,405,271

Deutsche Bank AG                  12,761                    1,083,383

Deutsche Lufthansa AG (Reg.)      8,450                     188,804

Deutsche Telekom AG               62,406                    5,183,753

Dresdner Bank AG                  10,450                    499,142

EM.TV & Merchandising AG          2,700                     269,599

Fresenius Medical Care AG         1,500                     106,074

Heidelberger Zement AG:

(strip VVRP) (a)                  230                       2

(Brussels) (a)                    230                       12,981

(Frankfurt)                       1,265                     71,394

Hochtief AG                       1,200                     28,943

Kamps AG                          550                       43,776

Kamps AG rights 3/31/00 (a)       550                       212

Karstadt Quelle AG                2,600                     81,521

Linde AG                          2,533                     102,880

MAN AG                            2,300                     74,600

Merck Kgaa                        4,050                     104,714

Metro AG                          5,830                     222,167

Munich Reinsurance AG (Reg.)      3,632                     995,478

Preussag AG                       3,693                     169,270

RWE AG                            10,100                    339,285

SAP AG                            1,300                     825,247

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

GERMANY - CONTINUED

Schering AG                       1,500                    $ 179,415

SGL Carbon AG (a)                 50                        4,848

Siemens AG                        12,300                    2,188,169

Thyssen Krupp AG                  11,000                    269,127

Veba AG                           10,600                    479,616

Viag AG                           14,950                    266,826

Volkswagen AG                     6,650                     265,926

WCM Beteiligungs-und              3,850                     130,000
Grundbesitz AG

                                                            19,251,063

HONG KONG - 1.3%

Bank of East Asia Ltd.            21,791                    51,238

Cable & Wireless Hkt Ltd.         181,348                   563,312

Cathay Pacific Airways Ltd.       55,000                    76,322

Cheung Kong Holdings Ltd.         35,000                    465,449

CLP Holdings Ltd.                 32,500                    143,650

Hang Lung Development Co.         21,000                    16,324
Ltd.

Hang Seng Bank Ltd.               28,900                    260,860

Hong Kong & China Gas Co.         68,846                    80,498
Ltd.

Hong Kong & Shanghai Hotels       5,000                     2,200
Ltd. (The) (a)

Hopewell Holdings Ltd.            2,200                     1,152

Hutchison Whampoa Ltd.            58,000                    909,184

Hysan Development Ltd.            4,181                     4,351

Johnson Electric Holdings         14,000                    92,190
Ltd.

New World Development Co.         35,992                    51,795
Ltd.

Shangri-La Asia Ltd.              36,000                    28,910

Sino Land Co.                     37,167                    17,431

South China Morning Post          8,000                     7,966
(Holdings) Ltd.

Sun Hung Kai Properties Ltd.      36,215                    326,888

Swire Pacific Ltd. Class A        24,000                    115,023

Television Broadcasts Ltd.        7,000                     57,563

Wharf Holdings Ltd.               39,228                    67,289

                                                            3,339,595

IRELAND - 0.3%

Allied Irish Banks PLC            19,111                    157,086

CRH PLC                           8,564                     148,553

DCC PLC (Ireland)                 1,275                     14,207

Eircom PLC                        48,811                    214,261

Fyffes PLC (Ireland)              4,891                     16,043

Greencore Group PLC               2,322                     6,720

Independent Newspapers PLC        5,576                     58,636
(Ireland)

Irish Life & Permanent PLC        6,734                     52,428

Jefferson Smurfit Group PLC       24,831                    56,296

Jurys Doyle Hotel Group PLC       701                       4,599
(Ireland)

Kerry Group PLC Class A           4,100                     46,872

Ryanair Holdings PLC (a)          7,888                     51,367

Waterford Wedgwood PLC unit       10,715                    9,717

                                                            836,785



                                 SHARES                    VALUE (NOTE 1)

ITALY - 2.8%

Alitalia Linee Aeree Ital         25,283                   $ 49,027
Class A

Assicurazioni Generali Spa        21,967                    604,203

Autogrill Spa                     5,233                     53,913

Banca Commerciale Italiana Spa    4,218                     17,836

Banca di Roma                     97,658                    111,080

Banca Intesa Spa                  71,592                    263,151

Banca Popolare di Milano          1,551                     11,486

Benetton Group Spa                32,101                    62,992

Bulgari Spa                       4,848                     44,657

Cartiere Burgo Spa                1,010                     5,948

Enel S.p.A.                       120,822                   477,209

Eni Spa                           131,204                   616,693

Fiat Spa                          6,453                     197,225

Italcementi Spa                   2,450                     21,223

Italgas Spa                       10,434                    55,253

La Rinascente Spa                 2,228                     11,381

Magneti Marelli Spa               1,476                     5,684

Mediaset Spa                      20,175                    492,630

Mediobanca Spa                    8,522                     76,346

Mondadori Spa                     1,937                     81,009

Montedison Spa                    43,522                    76,418

Olivetti & Co. Spa (a)            84,896                    333,511

Parmalat Finanziaria Spa          19,586                    21,352

Pirelli Spa                       31,671                    81,275

Riunione Adriatica di Sicurta     10,476                    91,011
(RAS) Spa

San Paolo Imi Spa                 23,760                    374,072

Sirti Spa                         2,097                     4,934

Telecom Italia Mobile Spa         108,854                   1,496,386

Telecom Italia Spa                60,553                    1,102,065

Unicredito Italiano Spa           83,529                    310,895

                                                            7,150,865

JAPAN - 23.6%

77 Bank Ltd.                      9,000                     66,310

Acom Co. Ltd.                     3,500                     370,293

Advantest Corp.                   2,400                     433,790

Ajinomoto Co., Inc.               16,000                    175,665

Alps Electric Co. Ltd.            2,000                     18,129

Amada Co. Ltd.                    7,000                     47,065

Aoyama Trading Co. Ltd.           2,000                     28,146

Asahi Bank Ltd.                   68,000                    286,907

Asahi Breweries Ltd.              13,000                    125,860

Asahi Chemical Industry Co.       36,000                    211,995
Ltd. (a)

Asahi Glass Co. Ltd.              29,000                    197,351

Asatsu-DK, Inc.                   1,000                     58,525

Autobacs Seven Co. Ltd.           1,000                     23,954

Bank of Fukuoka Ltd.              13,000                    72,307

Bank of Tokyo-Mitsubishi Ltd.     110,000                   1,342,437

Bank of Yokohama Ltd.             26,000                    92,478

Benesse Corp.                     1,300                     259,505

Bridgestone Corp.                 21,000                    467,789

Canon, Inc.                       21,000                    892,500

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Casio Computer Co. Ltd.           8,000                    $ 79,412

Central Japan Railway Co.         54                        330,242

Chugai Pharmaceutical Co.         7,000                     106,705
Ltd.

Citizen Watch Co. Ltd.            7,000                     51,384

Cosmo Oil Co. Ltd.                3,000                     3,266

Credit Saison Co. Ltd.            3,900                     60,901

CSK Corp.                         1,600                     166,083

Dai Ei, Inc.                      16,000                    56,038

Dai Nippon Printing Co. Ltd.      19,000                    283,595

Daiichi Pharmaceutical Co.        7,000                     90,509
Ltd.

Daikin Industries Ltd.            7,000                     104,355

Dainippon Ink & Chemicals,        20,000                    70,955
Inc.

Daito Trust Construction Co.      4,000                     51,901

Daiwa Bank Ltd.                   49,000                    121,377

Daiwa House Industry Co. Ltd.     12,000                    81,771

Daiwa Securities Co. Ltd.         32,000                    506,669

Denki Kagaku Kogyo Kabushiki      9,000                     24,417
Kaisha

Denso Corp.                       22,000                    410,217

East Japan Railway Co.            96                        432,048

Ebara Corp.                       8,000                     105,108

Eisai Co. Ltd.                    7,000                     164,822

Fanuc Ltd.                        5,700                     553,398

Fuji Bank Ltd.                    82,000                    636,893

Fuji Machine Manufacturing        1,300                     85,754
Co. Ltd.

Fuji Photo Film Co. Ltd.          12,000                    525,905

Fuji Soft ABC, Inc.               1,000                     70,411

Fujikura Ltd.                     3,000                     11,759

Fujitsu Ltd.                      45,000                    1,490,337

Furukawa Electric Co. Ltd.        16,000                    243,753

Gunma Bank Ltd.                   9,000                     49,242

Hirose Electric Co. Ltd.          1,000                     133,472

Hitachi Ltd.                      78,000                    1,081,763

Hitachi Zosen Corp. (a)           5,000                     2,994

Honda Motor Co. Ltd. (a)          23,000                    776,250

House Foods Corp.                 2,000                     29,035

Hoya Corp.                        3,000                     244,170

Inax Corp.                        8,000                     40,577

Industrial Bank of Japan Ltd.     63,000                    491,035
(IBJ) (a)

Isetan Co. Ltd.                   2,000                     14,699

Ishikawajima-Harima Heavy         35,000                    35,568
Industries Co. Ltd.

Ito-Yokado Co. Ltd.               10,000                    580,710

Itochu Corp. (a)                  32,000                    174,213

Japan Airlines Co. Ltd.           46,000                    109,772

Japan Energy Corp.                35,000                    27,312

Japan Tobacco, Inc.               48                        341,893

Joyo Bank Ltd.                    14,000                    48,526

Jusco Co. Ltd.                    7,000                     98,258

Kadokawa Shoten Publishing        300                       114,055
Co. Ltd.

Kajima Corp. (a)                  23,000                    58,434

Kaneka Corp.                      9,000                     97,750

Kansai Electric Power Co.,        23,500                    343,299
Inc.



                                 SHARES                    VALUE (NOTE 1)

Kao Corp.                         15,000                   $ 396,743

Kawasaki Heavy Industries         36,000                    37,565
Ltd.

Kawasaki Steel Corp. (a)          84,000                    117,376

Keihin Electric Express           1,000                     3,475
Railway Co. Ltd.

Kikkoman Corp.                    5,000                     29,126

Kinden Corp.                      5,000                     30,896

Kinki Nippon Railway Co. Ltd.     41,000                    153,271

Kirin Brewery Co. Ltd.            25,000                    297,387

Kokuyo Co. Ltd.                   2,000                     21,686

Komatsu Ltd.                      25,000                    110,244

Komori Corp.                      2,000                     25,406

Konami Co. Ltd.                   1,200                     210,689

Konica Corp. (a)                  1,000                     4,464

Kubota Corp.                      37,000                    107,431

Kuraray Co. Ltd.                  8,000                     66,491

Kurita Water Industries Ltd.      4,000                     79,303

Kyocera Corp.                     4,500                     827,719

Kyowa Hakko Kogyo Co. Ltd.        10,000                    129,752

Makita Corp.                      1,000                     8,212

Marubeni Corp.                    29,000                    117,621

Marui Co. Ltd.                    10,000                    130,660

Matsushita Electric               48,000                    1,410,900
Industrial Co. Ltd.

Meiji Milk Products Co. Ltd.      7,000                     43,825

Meiji Seika Kaisha Ltd. (a)       9,000                     59,613

Minebea Co. Ltd.                  10,000                    114,781

Mitsubishi Chemical Corp.         52,000                    178,350

Mitsubishi Corp.                  38,000                    279,630

Mitsubishi Electric Corp.         51,000                    450,259

Mitsubishi Estate Co. Ltd.        31,000                    270,592

Mitsubishi Gas Chemical Co.,      3,000                     5,499
Inc.

Mitsubishi Heavy Industries       83,000                    226,685
Ltd.

Mitsubishi Logistics Corp.        1,000                     6,497

Mitsubishi Materials Corp.        30,000                    99,356

Mitsubishi Rayon Co. Ltd.         12,000                    25,370

Mitsubishi Trust & Banking        32,000                    217,766
Corp.

Mitsui & Co. Ltd.                 39,000                    240,632

Mitsui Fudosan Co. Ltd.           20,000                    160,058

Mitsui Marine & Fire              18,000                    75,129
Insurance Co. Ltd.

Mitsui Mining & Smelting Co.      12,000                    62,390
Ltd.

Mitsui Trust & Banking Co.        24,000                    37,020
Ltd.

Mitsukoshi Ltd. (a)               13,000                    40,223

Mori Seiki Co. Ltd.               3,000                     39,062

Murata Manufacturing Co. Ltd.     5,000                     949,097

Mycal Corp.                       3,000                     10,834

Namco Ltd.                        1,300                     97,432

NEC Corp.                         38,000                    846,475

NGK Insulators Ltd.               9,000                     70,801

NGK Spark Plug Co. Ltd.           4,000                     38,327

Nichiei Co. Ltd.                  700                       14,100

Nidec Corp.                       800                       150,984

Nikon Corp.                       9,000                     302,967

Nintendo Co. Ltd.                 3,300                     718,329

Nippon Computer Systems Corp.     3,000                     47,092

Nippon Express Co. Ltd.           24,000                    159,840

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Nippon Meat Packers, Inc.         6,000                    $ 54,986

Nippon Mitsubishi Oil Corp.       38,000                    133,091

Nippon Paper Industries Co.       24,000                    123,473
Ltd.

Nippon Sheet Glass Co. Ltd.       12,000                    108,339

Nippon Steel Corp.                164,000                   345,232

Nippon Telegraph & Telephone      296                       4,082,388
Corp.

Nippon Yusen Kabushiki Kaisha     31,000                    101,261

Nishimatsu Construction           7,000                     21,214

Nissan Motor Co. Ltd. (a)         95,000                    357,726

Nisshin Flour Milling Co.         7,000                     49,034
Ltd.

Nisshinbo Industries, Inc.        7,000                     26,232

Nissin Food Products Co. Ltd.     4,000                     85,292

Nitto Denko Corp.                 4,000                     155,340

Nomura Securities Co. Ltd.        46,000                    1,293,894

NSK Ltd.                          12,000                    82,751

Obayashi Corp.                    18,000                    50,957

Oji Paper Co. Ltd. (a)            23,000                    109,981

Olympus Optical Co. Ltd.          5,000                     66,464

Omron Corp.                       6,000                     164,958

Onward Kashiyama Co. Ltd.         4,000                     38,508

Oriental Land Co. Ltd.            2,300                     244,170

ORIX Corp.                        1,600                     275,837

Osaka Gas Co. Ltd.                49,000                    91,589

Pioneer Corp. Japan               5,000                     158,334

Promise Co. Ltd.                  2,900                     213,402

Rohm Co. Ltd.                     2,800                     905,725

Sakura Bank Ltd.                  97,000                    551,846

Sankyo Co. Ltd.                   11,000                    227,067

Sanrio Co. Ltd.                   2,000                     79,848

Sanwa Shutter Corp.               1,000                     2,559

Sanyo Electric Co. Ltd.           41,000                    166,664

Sapporo Breweries Ltd.            1,000                     3,076

Secom Co. Ltd.                    6,000                     535,705

Sega Enterprises                  2,400                     78,396

Sekisui Chemical Co. Ltd.         14,000                    43,698

Sekisui House Ltd.                16,000                    119,045

Sharp Corp.                       27,000                    563,470

Shimamura Corp.                   1,200                     144,706

SHIMANO, INC.                     2,000                     38,109

Shimizu Construction Co. Ltd.     18,000                    43,281

Shin-Etsu Chemical Co. Ltd.       10,000                    539,878

Shionogi & Co. Ltd.               6,000                     85,473

Shiseido Co. Ltd.                 9,000                     107,958

Shizuoka Bank Ltd.                20,000                    158,425

Showa Denko KK                    2,000                     2,541

Showa Shell Sekiyu K.K. Co.       8,000                     27,003

Skylark Co. Ltd.                  3,000                     70,910

SMC Corp.                         1,600                     296,162

Snow Brand Milk Products Co.      2,000                     8,366
Ltd.

Softbank Corp.                    2,500                     3,629,435

Sony Corp.                        10,300                    3,227,763

Sumitomo Bank Ltd.                74,000                    870,865



                                 SHARES                    VALUE (NOTE 1)

Sumitomo Chemical Co. Ltd.        40,000                   $ 150,622

Sumitomo Corp.                    26,000                    287,342

Sumitomo Electric Industries      18,000                    236,494
Ltd.

Sumitomo Heavy Industries         11,000                    23,056
Ltd.

Sumitomo Marine and Fire          13,000                    54,968
Insurance  Co. Ltd.

Sumitomo Metal Industries         44,000                    23,954
Ltd.

Sumitomo Metal Mining Co.         3,000                     7,077
Ltd.

Taiheiyo Cement Corp.             25,000                    37,655

Taisei Corp.                      21,000                    30,678

Taisho Pharmaceutical Co.         9,000                     253,153
Ltd.

Taiyo Yuden Co. Ltd.              3,000                     159,241

Takara Shuzo Co. Ltd.             5,000                     139,733

Takashimaya Co. Ltd.              8,000                     53,716

Takeda Chemical Industries        21,000                    1,181,381
Ltd. (a)

Takefuji Corp.                    3,500                     455,721

Teijin Ltd.                       21,000                    82,125

Terumo Corp.                      5,000                     129,752

Tobu Railway Co. Ltd.             21,000                    57,926

Toda Corp.                        4,000                     12,122

Toho Co. Ltd.                     500                       94,365

Tohoku Electric Power Co.,        12,700                    149,805
Inc.

Tokai Bank Ltd. (a)               55,000                    251,021

Tokio Marine & Fire Insurance     37,000                    336,730
Co. Ltd.

Tokyo Broadcasting System,        4,000                     181,835
Inc.

Tokyo Dome Corp. (a)              1,000                     4,392

Tokyo Electric Power Co.          31,900                    694,674

Tokyo Electron Ltd.               4,000                     607,930

Tokyo Gas Co. Ltd.                61,000                    111,805

Tokyo Style Co. Ltd.              1,000                     8,166

Tokyu Corp.                       9,000                     24,254

Toppan Printing Co. Ltd.          18,000                    176,880

Toray Industries, Inc.            36,000                    114,327

Toshiba Corp.                     76,000                    618,565

Tosoh Corp.                       15,000                    68,052

Tostem Corp.                      6,000                     82,479

Toto Ltd.                         9,000                     43,608

Toyo Information System Co.       1,000                     79,031
Ltd.

Toyo Seikan Kaisha Ltd.           4,000                     52,082

Toyobo Co. Ltd.                   21,000                    27,629

Toyota Motor Corp.                87,000                    3,465,475

Trans Cosmos, Inc.                600                       278,741

Ube Industries Ltd.               11,000                    15,470

Uni-Charm Corp                    1,500                     95,000

Uny Co. Ltd.                      4,000                     29,035

Wacoal Corp.                      4,000                     28,673

World Co. Ltd.                    800                       86,671

Yakult Honsha Co. Ltd.            3,000                     25,070

Yamaha Corp.                      1,000                     6,832

Yamaichi Securities Co. Ltd.      3,000                     0
(a)

Yamanouchi Pharmaceutical Co.     9,000                     428,727
Ltd.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

JAPAN - CONTINUED

Yamato Transport Co. Ltd.         11,000                   $ 291,444

Yamazaki Baking Co.               5,000                     41,557

                                                            60,198,918

NETHERLANDS - 5.5%

ABN AMRO Holding NV               36,974                    766,919

Aegon NV                          17,264                    1,192,530

Akzo Nobel NV                     7,381                     284,904

ASM Lithography Holding NV (a)    3,657                     466,590

Baan Co. NV (a)                   4,192                     22,648

Buhrmann NV                       2,560                     67,548

Elsevier NV                       17,409                    184,749

Getronics NV                      2,896                     243,071

Hagemeyer NV                      2,469                     41,613

Heineken NV                       8,283                     419,129

IHC Caland NV                     567                       19,145

ING Groep NV                      24,970                    1,265,197

KLM Royal Dutch Airlines NV       637                       11,891

Koninklijke Ahold NV              17,085                    397,564

Koninklijke KPN NV                12,306                    1,567,726

Koninklijke Philips               8,752                     1,623,261
Electronics NV

Oce NV                            946                       11,545

Royal Dutch Petroleum Co.         55,070                    2,891,175
(Hague Registry)

STMicroelectronics NV             6,806                     1,352,614

Stork NV                          82                        1,009

TNT Post Group NV                 12,524                    311,004

Unilever NV                       14,908                    679,573

Vedior NV                         800                       7,564

Vopak NV (a)                      750                       17,691

Wolters Kluwer NV                 7,169                     255,972

                                                            14,102,632

NEW ZEALAND - 0.1%

Brierley Investments Ltd.         65,616                    11,893

Carter Holt Harvey Ltd.           44,449                    43,329

Contact Energy Ltd.               17,545                    24,408

Fletcher Challenge Ltd. -         6,249                     13,622
Energy Division

Lion Nathan Ltd.                  15,034                    27,322

Telecom Corp. of New Zealand      40,788                    169,830
Ltd.

                                                            290,404

NORWAY - 0.3%

Bergesen d.y. ASA (A Shares)      1,500                     25,116

Christiania Bank Og               19,500                    99,117
Kreditkasse

DNB Holding ASA                   16,800                    61,081

Elkem A/S                         1,100                     19,076

Kvaerner ASA (a)                  860                       14,914

Merkantildata (c)                 2,850                     33,063

Norsk Hydro AS                    6,200                     231,721

Norske Skogindustrier AS          700                       27,041
Class A

Orkla-Borregaard AS               4,771                     73,037

Petroleum Geo-Services ASA (a)    2,550                     40,104



                                 SHARES                    VALUE (NOTE 1)

Schibsted AS Series B             1,950                    $ 57,138

Storebrand ASA (A Shares) (a)     7,100                     43,306

Tomra Systems AS                  2,350                     44,688

                                                            769,402

PORTUGAL - 0.5%

Banco Comercial Portuges SA       27,973                    146,539

Banco Espirito Santo e            2,859                     74,389
Comercial  de Lisboa SA

BPI-SGPS SA                       9,772                     36,390

Brisa Auto-Estradas de            8,867                     69,890
Portugal Sarl

Cimpor-Cimentos de Portugal       3,471                     52,775
SGPS SA

Electricidade de Portugal SA      16,472                    329,428

Jeronimo Martins, SGPS SA         2,047                     41,472

Portucel Industrial Empresa       2,285                     18,032
Produtora  de Celulosa SA

Portugal Telecom SA               29,683                    422,964

SONAE Industria e                 2,065                     130,191
Investimentos SA

                                                            1,322,070

SINGAPORE - 0.8%

City Developments Ltd.            22,000                    89,327

Creative Technology Ltd.          3,000                     65,255

Cycle & Carriage Ltd.             1,000                     2,204

DBS Group Holdings Ltd.           34,327                    424,110

DBS Land Ltd.                     36,000                    47,610

Fraser & Neave Ltd.               9,000                     25,058

Keppel Corp. Ltd.                 19,000                    42,541

Neptune Orient Lines Ltd. (a)     34,000                    27,807

Oversea-Chinese Banking Corp.     32,824                    207,530
Ltd.

Overseas Union Enterprises        4,000                     10,255
Ltd.

Parkway Holdings Ltd.             11,000                    30,371

Sembcorp Industries Ltd.          42,969                    40,128

Singapore Airlines Ltd.           31,000                    287,703

Singapore Press Holdings Ltd.     9,048                     173,193

Singapore Technologies            77,000                    94,240
Engineering Ltd.

Singapore Telecommunications      160,000                   259,861
Ltd.

United Industrial Corp. Ltd.      29,000                    12,616

United Overseas Bank Ltd.         26,616                    168,280

Venture Manufacturing             6,000                     90,139
Singapore Ltd.

                                                            2,098,228

SPAIN - 2.7%

Acerinox SA (Reg.)                1,741                     62,818

Actividades de Construccion y     995                       20,974
 Servicios SA (ACS)

Aguas de Barcelona SA             3,049                     44,770

Aguas de Barcelona SA (a)         17                        249

Altadis SA                        9,354                     104,682

Altadis SA                        418                       4,593

Autopistas Concesionaria          5,625                     46,236
Espanola SA

Azucarera Ebro Agricolas SA       1,077                     13,196

Banco Bilbao Vizcaya              73,806                    1,075,185
Argentaria SA

Banco Santander Central           92,567                    973,414
Hispano SA

Corporacion Financiera Alba SA    2,422                     75,940

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

SPAIN - CONTINUED

Corporacion Mapfre Compania       484                      $ 6,659
Internacional de Reaseguros
SA (Reg.)

Cortefiel SA                      611                       13,086

Endesa SA                         27,288                    578,384

Fomento Construcciones y          3,626                     63,492
Contratas  SA (FOCSA)

Gas Natural SDG SA Series E       10,737                    216,390

Grupo Dragados SA                 4,032                     35,476

Iberdrola SA                      23,648                    297,272

Metrovacesa SA                    1,900                     29,677

Portland Valderrivas SA           265                       5,624

Repsol SA                         30,499                    578,180

Sol Melia SA (a)                  3,923                     45,795

Telefonica SA (a)                 82,697                    2,381,491

TelePizza SA (a)                  4,000                     22,807

Union Electrica Fenosa SA         7,689                     159,486

Vallehermoso SA                   1,549                     9,594

Zardoya Otis SA                   4,767                     41,207

                                                            6,906,677

SWEDEN - 3.4%

ABB Ltd. (Sweden) (a)             1,006                     106,948

Assi Doman AB Free Shares         2,200                     32,442

Atlas Copco AB:

Series A                          3,885                     89,931

Series B                          1,885                     41,803

Drott AB Series B                 3,000                     29,492

Electrolux AB                     9,700                     182,956

ForeningsSparbanken AB Series     14,050                    178,275
A

Gambro AB Series A                7,000                     48,811

Hennes & Mauritz AB (H&M)         21,600                    714,815
Series B

Netcom AB Series B (a)            2,800                     267,261

OM Gruppen AB                     2,400                     121,811

Sandvik AB:

Series A                          5,300                     143,890

Series B                          1,200                     32,236

SAPA AB                           900                       16,975

Securitas AB Series B             9,300                     249,297

Skandia Foersaekrings AB          13,200                    541,701

Skandinaviska Enskilda Banken     18,280                    183,887
Class A

Skanska AB Series B               3,300                     113,923

SKF AB:

Series A                          400                       7,499

Series B                          2,000                     39,781

SSAB Swedish Steel Series A       1,700                     20,696

Svenska Cellulosa AB (SCA)        6,400                     156,196
Series B

Svenska Handelsbanken AB          17,100                    200,360
Series A

Swedish Match Co.                 8,300                     27,135

Telefonaktiebolaget LM            50,200                    4,819,200
Ericsson (B Shares)

Trelleborg AB Series B            1,200                     8,436

Volvo AB:

Series A                          3,800                     84,271

Series B                          7,800                     184,122



                                 SHARES                    VALUE (NOTE 1)

WM-Data AB Series B               2,000                    $ 132,602

                                                            8,776,752

SWITZERLAND - 5.0%

ABB Ltd. (Switzerland) (Reg.)     6,772                     722,374

Adecco SA                         470                       372,837

Alusuisse Lonza Holding Ltd.      180                       110,337
(Reg.)

Credit Suisse Group (Reg.)        7,040                     1,123,269

Georg Fischer AG (Reg.)           100                       29,928

Holderbank Financiere Glarus
AG:

(Bearer)                          141                       155,066

(Reg.)                            302                       85,300

Jelmoli Holding AG                10                        12,800

Kuoni Reisen Holding AG Class     5                         22,837
B (Reg.)

Lonza Group AG (a)                170                       86,737

Nestle SA (Reg.)                  1,020                     1,724,315

Novartis AG (Reg.)                1,850                     2,361,418

Roche Holding AG                  41                        492,788

Roche Holding AG                  181                       1,955,757
participation certificates

SAirGroup (Reg.)                  200                       38,101

Schindler Holding AG              20                        28,846

Sulzer AG (Reg.) (a)              100                       65,325

Surveillance, Soc Gen Sgs (a)     25                        46,424

Swiss Reinsurance Co. (Reg.)      375                       604,417

Swisscom AG                       1,920                     627,692

The Swatch Group AG:

(Bearer)                          75                        80,859

(Reg.)                            380                       82,668

UBS AG                            5,501                     1,340,538

Valora Holding AG                 100                       28,846

Zurich Allied AG (Reg.)           1,250                     531,100

                                                            12,730,579

UNITED KINGDOM - 16.9%

3i Group PLC                      14,779                    263,156

Abbey National PLC                34,014                    381,756

Airtours PLC                      4,300                     19,226

Allied Zurich PLC                 38,066                    323,580

Amec PLC                          2,760                     6,775

Amvescap PLC                      17,035                    193,478

Anglian Water PLC                 960                       6,751

Arjo Wiggins Appleton PLC         13,992                    34,898

ARM Holdings PLC (a)              4,690                     353,512

AstraZeneca Group PLC:

(Sweden)                          4,994                     165,839

(United Kingdom)                  36,592                    1,212,110

BAA PLC                           27,352                    162,667

Barclays PLC                      34,945                    841,779

Barratt Developments PLC          5,780                     15,693

Bass PLC                          21,930                    232,457

BBA Group PLC                     9,251                     56,806

Berkeley Group PLC                3,731                     26,356

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

BG Group PLC                      77,905                   $ 339,724

Blue Circle Industries PLC        21,647                    145,824

BOC Group PLC                     12,066                    243,608

Boots Co. PLC                     19,303                    140,318

BP Amoco PLC                      452,115                   3,541,568

British Aerospace PLC             70,446                    348,620

British Airways PLC               27,989                    132,104

British American Tobacco PLC      46,529                    191,333

British Land Co. PLC              12,134                    66,561

British Sky Broadcasting          40,729                    1,046,043
Group PLC

British Telecommunications PLC    151,112                   2,693,572

Bunzl PLC                         11,097                    50,362

Burmah Castrol PLC                2,156                     34,612

Cadbury Schweppes PLC             50,106                    297,397

Canary Wharf Group PLC            18,570                    91,605

Capita Group PLC                  4,615                     116,378

Caradon PLC                       2,172                     4,543

Carillion PLC                     7                         10

Carlton Communications PLC        16,047                    181,370

Celltech Group PLC (a)            5,803                     122,382

Centrica PLC                      97,667                    329,543

CGU PLC                           31,457                    375,154

Coats Viyella PLC                 2,748                     1,768

Compass Group PLC                 16,929                    202,162

Corus Group PLC                   79,840                    132,333

Diageo PLC                        81,214                    619,849

Dixons Group PLC                  10,883                    233,639

Electrocomponents PLC             10,290                    116,870

EMI Group PLC                     19,465                    207,250

FKI PLC                           13,575                    58,072

GKN PLC                           17,732                    228,405

Glaxo Wellcome PLC                84,129                    2,050,645

Granada Group PLC                 44,259                    445,739

Great Universal Stores PLC        19,867                    112,429
Class A

Halifax Group PLC                 51,866                    465,039

Hammerson PLC                     8,612                     43,774

Hanson PLC                        17,401                    110,931

Hays PLC                          42,242                    280,727

Hilton Group PLC                  37,665                    137,789

HSBC Holdings PLC  (United        195,947                   2,331,768
Kingdom) (Reg.)

IMI plc                           1,347                     4,619

Imperial Chemical Industries      16,801                    130,208
PLC

Invensys PLC                      88,724                    406,861

J. Sainsbury PLC                  41,336                    169,979

Jarvis PLC                        1,041                     2,777

Johnson Matthey PLC               6,278                     71,551

Kingfisher PLC                    33,571                    253,044

Land Securities PLC               14,447                    157,471

Lasmo PLC                         32,123                    48,046

Legal & General Group PLC         118,195                   288,261

Lloyds TSB Group PLC              124,100                   1,142,086



                                 SHARES                    VALUE (NOTE 1)

Logica PLC                        10,002                   $ 426,610

Marconi PLC                       63,001                    785,160

Marks & Spencer PLC               69,878                    250,946

MEPC PLC                          8,579                     45,638

Misys PLC                         14,291                    214,311

National Grid Group PLC           36,490                    282,822

National Power PLC (c)            24,724                    146,063

Nycomed Amersham PLC              16,956                    134,699

Pearson PLC                       14,548                    482,719

Peninsular & Oriental Steam       15,946                    179,599
Navigation Co.

Pilkington PLC                    4,298                     4,512

Provident Financial Group PLC     1,579                     12,837

Prudential Corp. PLC              44,172                    651,257

Psion PLC                         1,745                     146,323

Railtrack PLC Class L             13,212                    134,520

Rank Group PLC Class L            2,483                     6,193

Reed International PLC            24,306                    178,316

Rentokil Initial PLC              70,607                    230,158

Reuters Group PLC                 33,781                    730,019

Rexam PLC                         11,531                    33,356

Rio Tinto PLC (Reg.)              24,961                    369,593

Rmc Group PLC                     7,380                     85,043

Rolls-Royce PLC                   119                       387

Royal & Sun Alliance              211                       1,152
Insurance  Group PLC

Royal Bank of Scotland Group      19,862                    261,172
PLC

Sage Group PLC                    31,051                    390,899

Schroders PLC                     7,540                     145,327

Scottish Power UK plc             44,540                    338,184

Sema Group PLC                    11,476                    245,645

Slough Estates PLC                1,512                     6,671

Smith & Nephew PLC                25,045                    75,017

SmithKline Beecham PLC            130,735                   1,469,134

Smiths Industries PLC             6,462                     78,647

Stagecoach Holdings PLC           31,532                    45,917

Tarmac PLC                        827                       7,598

Tate & Lyle PLC                   7,760                     31,420

Taylor Woodrow PLC                9,621                     20,579

Tesco PLC                         162,837                   440,835

Thames Water PLC                  9,405                     103,182

TI Group PLC                      9,365                     49,782

Unigate PLC                       800                       3,681

Unilever PLC                      69,841                    427,776

United Utilities PLC              12,462                    128,753

Vodafone AirTouch PLC             1,313,977                 7,580,002

Williams PLC Class L              4,176                     17,304

Wolseley PLC                      16,438                    79,466

WPP Group PLC                     18,650                    359,609

                                                            43,082,395

TOTAL COMMON STOCKS                                         220,325,928
(Cost $198,511,832)

NONCONVERTIBLE PREFERRED
STOCKS - 0.6%

                                 SHARES                    VALUE (NOTE 1)

AUSTRALIA - 0.2%

News Corp. Ltd. (ltd. vtg.)       40,779                   $ 514,070

GERMANY - 0.3%

RWE AG (non-vtg.)                 700                       19,145

SAP AG                            900                       749,321

Volkswagen AG                     1,700                     38,575

                                                            807,041

ITALY - 0.1%

Fiat Spa                          754                       12,748

Fiat Spa (savings share)          185                       2,677

Telecom Italia Mobile Spa         21,165                    112,243

Telecom Italia Spa Risp           11,562                    91,243

                                                            218,911

TOTAL NONCONVERTIBLE                                        1,540,022
PREFERRED STOCKS
(Cost $964,744)

NONCONVERTIBLE BONDS - 0.0%

MOODY'S RATINGS (UNAUDITED)               PRINCIPAL AMOUNT (F)

AUSTRALIA - 0.0%

AMP Insurance Investment        -    AUD   2,266                     0
Holdings Pty Ltd. 7% 9/30/02

UNITED KINGDOM - 0.0%

BG Transco Holdings PLC:

4.1875% 12/14/22 (e)            -    GBP   6,000                     9,289

7% 12/16/24                     -    GBP   6,000                     9,313

7.0573% 12/14/09 (e)            A-   GBP   6,000                     9,577

                                                                     28,179

TOTAL NONCONVERTIBLE BONDS                                           28,179
(Cost $30,959)

GOVERNMENT OBLIGATIONS - 12.2%



UNITED STATES OF AMERICA -
12.2%

U.S. Treasury Bills, yield at    -       31,228,000       30,968,011
date of purchase 5.14%  to
5.69% 3/23/00 to 5/25/00 (d)
(Cost $30,969,640)

CASH EQUIVALENTS - 2.9%

                              SHARES                     VALUE (NOTE 1)

Bankers Trust Institutional    7,361,159                 $ 7,361,159
Daily Asset Fund, 5.9247%
(b) (Cost $7,361,159)

TOTAL INVESTMENT PORTFOLIO -                              260,223,299
102.1%
(Cost $237,838,334)

NET OTHER ASSETS - (2.1)%                                 (5,256,324)

NET ASSETS - 100%                                        $ 254,966,975


FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/(LOSS)

PURCHASED

38 All Ordinary Index          March 2000           $ 1,769,439                          $ 13,353
Contracts (Australia)

53 CAC 40 Index Contracts      March 2000            3,112,080                            36,389
(France)

33 DAX 30 Index Contracts      March 2000            5,952,095                            435,972
(Germany)

58 FTSE 100 Index Contracts    March 2000            5,644,284                            77,008
(United Kingdom)

25 Hang Seng Stock Index       March 2000            2,730,339                            (6,843)
Contracts  (Hong Kong)

4 IBEX 35 Index Contracts      March 2000            477,679                              4,243
(Spain)

20 MIB 30 Index Contracts      March 2000            4,629,338                            720,838
(Italy)

47 Nikkei 225 Index Contracts  March 2000            4,712,925                            200,693
(Japan)

23 Nikkei 300 Index Contracts  March 2000            630,102                              (11,396)
(Japan)

13 Topix Index Contracts       March 2000            2,009,163                            85,837
(Japan)

                                                    $31,667,444                          $1,556,094


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
12.3%

FORWARD FOREIGN CURRENCY
CONTRACTS

                          SETTLEMENT DATES      VALUE (NOTE 1)

CONTRACTS TO BUY

11,195,367 EUR            March 2000            $ 10,817,745         (219,019)

3,490,483 GBP             March 2000             5,509,450           (85,275)

743,557,976 JPY           March 2000             6,771,696           319



TOTAL CONTRACTS TO BUY                     $ 23,098,891    $ (303,975)
(Payable amount $23,402,866)


THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF NET ASSETS - 9.1% CURRENCY ABBREVIATIONS

AUD                     -   Australian dollar

EUR                     -   European Monetary Unit

GBP                     -   British pound

JPY                     -   Japanese yen

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $179,126 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,009,072.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Principal amount is stated in United States dollars unless otherwise noted.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $167,758,381 and $3,230,775.

The market value of futures contracts opened and closed during the period amounted to $162,491,527 and $137,791,327, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $8,615,973. The fund received cash collateral of $7,361,159 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $1,722,245 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $237,882,016. Net unrealized appreciation aggregated $22,341,283, of which $41,679,027 related to appreciated investment securities and $19,337,744 related to depreciated investment securities.

The fund hereby designates approximately $29,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.213 and $.021, respectively, for the dividend paid December 20, 1999.

SPARTAN INTERNATIONAL INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       FEBRUARY 29, 2000

ASSETS

Investment in securities, at               $ 260,223,299
value  (cost $237,838,334) -
 See accompanying schedule

Cash                                        1,489

Foreign currency held at                    1,189,025
value  (cost $1,207,660)

Receivable for investments                  55,441
sold

Unrealized appreciation on                  7,534
foreign currency contracts

Receivable for fund shares                  1,112,367
sold

Dividends receivable                        215,988

Interest receivable                         379

Redemption fees receivable                  371

Receivable for daily                        427,979
variation on futures
contracts

Other receivables                           1,368

 TOTAL ASSETS                               263,235,240

LIABILITIES

Payable for investments        $ 2,361
purchased

Unrealized depreciation on      311,509
foreign currency contracts

Payable for closed foreign      52,940
currency contracts

Payable for fund shares         430,197
redeemed

Accrued management fee          7,710

Other payables and  accrued     102,389
expenses

Collateral on securities        7,361,159
loaned,  at value

 TOTAL LIABILITIES                          8,268,265

NET ASSETS                                 $ 254,966,975

Net Assets consist of:

Paid in capital                            $ 230,853,025

Undistributed net investment                75,303
income

Accumulated undistributed net               427,137
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 23,611,510
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 7,031,575                  $ 254,966,975
shares outstanding

NET ASSET VALUE, offering                   $36.26
price  and redemption price
per share ($254,966,975
(divided by) 7,031,575
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED FEBRUARY 29, 2000

INVESTMENT INCOME                             $ 1,327,817
Dividends

Interest                                       718,593

Security lending                               18,809

                                               2,065,219

Less foreign taxes withheld                    (127,593)

 TOTAL INCOME                                  1,937,626

EXPENSES

Management fee and               $ 368,913
sub-advisory fees

Transfer agent fees               147,549

Accounting fees                   76,388

Non-interested trustees'          265
compensation

Registration fees                 105,108

Audit                             25,747

Legal                             468

 Total expenses before            724,438
reductions

 Expense reductions               (349,481)    374,957

NET INVESTMENT INCOME                          1,562,669

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            102,076

 Foreign currency transactions    (958,396)

 Futures contracts                1,996,456    1,140,136

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            19,244,189

 Assets and liabilities in        (214,904)
foreign currencies

 Futures contracts                1,407,975    20,437,260

NET GAIN (LOSS)                                21,577,396

NET INCREASE (DECREASE) IN                    $ 23,140,065
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999
ASSETS

Operations Net investment        $ 1,562,669                   $ 550,810
income

 Net realized gain (loss)         1,140,136                     (395,381)

 Change in net unrealized         20,437,260                    1,261,011
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       23,140,065                    1,416,440
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (535,652)                     (612,100)
From net investment income

 From net realized gain           (1,178,572)                   (88,646)

 In excess of net realized        -                             (44,030)
gain

 TOTAL DISTRIBUTIONS              (1,714,224)                   (744,776)

Share transactions Net            226,314,449                   31,517,056
proceeds from sales of shares

 Reinvestment of distributions    1,602,355                     714,996

 Cost of shares redeemed          (37,729,643)                  (14,735,826)

 NET INCREASE (DECREASE) IN       190,187,161                   17,496,226
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

 Trading fees                     177,921                       321,951

  TOTAL INCREASE (DECREASE)       211,790,923                   18,489,841
IN NET ASSETS

NET ASSETS

 Beginning of period              43,176,052                    24,686,211

 End of period (including        $ 254,966,975                 $ 43,176,052
undistributed net investment
income of $75,303 and
$135,758, respectively)

OTHER INFORMATION
Shares

 Sold                             6,643,083                     1,096,066

 Issued in reinvestment of        45,094                        24,926
distributions

 Redeemed                         (1,153,839)                   (516,971)

 Net increase (decrease)          5,534,338                     604,021


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 H     1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.84    $ 27.64   $ 25.00
period

Income from Investment
Operations

Net investment income D           .49        .46       .11

Net realized and unrealized       7.25       1.08      2.29
gain (loss)

Total from investment             7.74       1.54      2.40
operations

Less Distributions

 From net investment income       (.12) G    (.48)     (.06)

From net realized gain            (.26) G    (.09)     -

In excess of net realized gain    -          (.04)     -

Total distributions               (.38)      (.61)     (.06)

Trading fees added to paid in     .06        .27       .30
capital

Net asset value, end of period   $ 36.26    $ 28.84   $ 27.64

TOTAL RETURN B, C                 27.08%     6.58%     10.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 254,967  $ 43,176  $ 24,686
(000 omitted)

Ratio of expenses to average      .35% F     .36% F    .35% A, F
net assets

Ratio of net investment           1.48%      1.62%     1.43% A
income to average net assets

Portfolio turnover rate           3%         2%        2% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD.
E FOR THE PERIOD NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.  WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS
RELATED TO BOOK-TO-TAX DIFFERENCES.
H FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

The Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION:

SPARTAN TOTAL MARKET INDEX AND SPARTAN EXTENDED MARKET INDEX FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

SPARTAN INTERNATIONAL INDEX FUND. Securities for which quotations are readily available are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. Spartan International Index may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Spartan International Index accrues such taxes as applicable.The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to 0.50%, 0.75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. Shares purchased through April 28, 1999 were subject to a purchase fee, but will not be subject to a short-term trading fee.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees total $16,007 and $21,342, respectively.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FORWARD FOREIGN CURRENCY CONTRACTS. The Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."

FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of futures contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24%, .24% and .34% of the Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds' average net assets, respectively.

SUB-ADVISER FEE. FMR and each of the funds have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to each of the funds. For providing these services to Spartan Total Market Index and Spartan Extended Market Index, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually. Prior to October 1, 1999, the sub-advisory fee included fees for securities lending. Under these arrangements, each fund paid Bankers Trust fees equal to 40% of net income from each fund's securities lending

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

program. For the period, the funds paid Bankers Trust the following amounts:
                                      ANNUALIZED %
                                      OF AVERAGE
                               AMOUNT NET ASSETS
Spartan Total Market Index     $36,100 0.01%
Spartan Extended Market Index   33,466 0.01%
Spartan International Index      4,464 0.00%

Effective October 1, 1999, the funds entered into a separate securities lending agreement with Bankers Trust. Under the new securities lending agreement each fund receives at least 70% of net income from its securities lending program. Bankers Trust will retain no more than 30% of net income under the agreement. For the period, Bankers Trust retained the following amounts:.

                              AMOUNT
Spartan Total Market Index    $49,938
Spartan Extended Market Index  61,461
Spartan International Index     3,298

In addition, shareholders approved a "manager-of-managers" arrangement, which will allow FMR, with the approval of the Board of Trustees to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of the sub-advisory agreement (including the fees payable thereunder) for the funds without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the Securities and Exchange Commission (SEC).

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996.

Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13%, .14% and .14% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.

ACCOUNTING FEES. FSC, an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Spartan Total Market Index and Spartan Extended Market Index placed a portion of their portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. SECURITY LENDING.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above the following annual rate of average net assets for each of the following funds:

                              FMR
                              EXPENSE
                              LIMITATIONS REIMBURSEMENT
Spartan Total Market Index    .25%        $1,066,116
Spartan Extended Market Index .25%           446,540
Spartan International Index   .35%           349,481

In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the funds' expenses. During the period, fees were reduced by $5,371 and $1,723, by the custodian for Spartan Total Market Index and Spartan Extended Market Index, respectively, under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index, Spartan Extended Market Index, and
Spartan International Index:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index (funds of Fidelity Concord Street Trust) at February 29, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 13, 2000

DISTRIBUTIONS


The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
FUND                PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Spartan Total
Market Index        04/10/00 04/07/00    $.05      $.17
Spartan Extended
Market Index        04/10/00 04/07/00    $.03      $.68
Spartan
International Index 04/10/00 04/07/00    $.00      $.08

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bankers Trust Company
New York, NY

* INDEPENDENT TRUSTEES

SIF-ANN-0400  99610
1.717190.101

FIDELITY'S INDEX FUNDS
Spartan Extended Market Index Fund
Spartan International Index Fund
Spartan 500 Index Fund
Spartan Total Market Index Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CONTENTS


PERFORMANCE            A-2   How the fund has done over
                             time.

FUND TALK              A-5   The manager's review of fund
                             performance, strategy and
                             outlook.

INVESTMENT CHANGES     A-8   A summary of major shifts in
                             the fund's investments over
                             the past six months.

INVESTMENTS            A-9   A complete list of the fund's
                             investments  with their
                             market values.

FINANCIAL STATEMENTS   A-21  Statements of assets and
                             liabilities, operations, and
                             changes in net assets, as
                             well as financial highlights.

NOTES                  A-25  Notes to the financial
                             statements.

REPORT OF INDEPENDENT  A-29  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          A-30

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity US Bond Index             1.03%        39.74%        115.79%

LB Aggregate Bond                  1.11%        40.22%        113.87%

Intermediate US Government         0.37%        32.14%        n/a
Funds

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 8, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 127 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity US Bond Index           1.03%        6.92%         8.01%

LB Aggregate Bond                1.11%        6.99%         7.91%

Intermediate US Government       0.37%        5.72%         n/a
Funds

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER LIFE OF FUND
             U.S. Bond Index Fund        LB Aggregate Bond
             00651                       LB001
  1990/03/08     100000.00                   100000.00
  1990/03/31     100334.13                   100200.26
  1990/04/30      99232.62                    99278.42
  1990/05/31     102189.26                   102217.06
  1990/06/30     103637.46                   103862.75
  1990/07/31     105211.59                   105296.06
  1990/08/31     103898.15                   103885.09
  1990/09/30     104751.63                   104747.34
  1990/10/31     106143.01                   106077.63
  1990/11/30     108273.07                   108358.30
  1990/12/31     110005.55                   110048.69
  1991/01/31     111316.41                   111413.29
  1991/02/28     112055.04                   112360.31
  1991/03/31     112952.27                   113135.59
  1991/04/30     114289.10                   114357.46
  1991/05/31     115089.04                   115020.73
  1991/06/30     114998.91                   114963.22
  1991/07/31     116575.94                   116561.21
  1991/08/31     119079.57                   119078.93
  1991/09/30     121585.25                   121496.23
  1991/10/31     122981.96                   122844.84
  1991/11/30     124257.93                   123975.01
  1991/12/31     128015.40                   127657.07
  1992/01/31     126511.27                   125920.93
  1992/02/29     127201.55                   126739.42
  1992/03/31     126754.56                   126029.68
  1992/04/30     127580.12                   126937.09
  1992/05/31     129996.05                   129336.20
  1992/06/30     131918.90                   131121.04
  1992/07/31     134833.17                   133795.91
  1992/08/31     136292.03                   135147.25
  1992/09/30     137967.69                   136755.50
  1992/10/31     136317.08                   134936.66
  1992/11/30     136256.71                   134963.64
  1992/12/31     138217.87                   137109.57
  1993/01/31     140967.33                   139742.07
  1993/02/28     143813.29                   142187.56
  1993/03/31     144409.44                   142784.74
  1993/04/30     145487.25                   143784.24
  1993/05/31     145670.64                   143971.16
  1993/06/30     148202.15                   146577.03
  1993/07/31     149308.26                   147412.52
  1993/08/31     151733.88                   149992.24
  1993/09/30     152252.00                   150397.22
  1993/10/31     152763.63                   150953.69
  1993/11/30     151516.01                   149670.58
  1993/12/31     152335.03                   150478.81
  1994/01/31     154246.91                   152510.27
  1994/02/28     151546.54                   149856.59
  1994/03/31     148345.96                   146155.13
  1994/04/30     147082.69                   144985.89
  1994/05/31     146961.57                   144971.39
  1994/06/30     146846.42                   144652.46
  1994/07/31     149481.52                   147531.04
  1994/08/31     149682.61                   147708.08
  1994/09/30     147691.69                   145536.77
  1994/10/31     147616.35                   145405.79
  1994/11/30     147378.55                   145085.89
  1994/12/31     148355.28                   146086.99
  1995/01/31     151119.14                   148979.51
  1995/02/28     154420.52                   152525.22
  1995/03/31     155258.79                   153455.62
  1995/04/30     157445.95                   155604.00
  1995/05/31     163459.44                   161625.88
  1995/06/30     164724.05                   162805.75
  1995/07/31     164468.64                   162447.57
  1995/08/31     166233.98                   164413.19
  1995/09/30     167825.55                   166008.00
  1995/10/31     170226.02                   168166.10
  1995/11/30     172626.38                   170688.59
  1995/12/31     175058.06                   173078.23
  1996/01/31     176222.54                   174220.55
  1996/02/29     173149.98                   171189.11
  1996/03/31     171911.37                   169990.79
  1996/04/30     170786.38                   169038.84
  1996/05/31     170482.12                   168700.76
  1996/06/30     172616.98                   170961.35
  1996/07/31     173139.90                   171422.95
  1996/08/31     172842.80                   171131.53
  1996/09/30     175690.27                   174109.22
  1996/10/31     179590.05                   177974.44
  1996/11/30     182646.39                   181017.80
  1996/12/31     180984.46                   179334.34
  1997/01/31     181371.40                   179890.28
  1997/02/28     181682.83                   180340.00
  1997/03/31     179823.39                   178338.23
  1997/04/30     182635.09                   181013.30
  1997/05/31     184088.01                   182732.93
  1997/06/30     186396.97                   184907.45
  1997/07/31     191235.46                   189899.95
  1997/08/31     189667.54                   188285.80
  1997/09/30     192553.43                   191072.43
  1997/10/31     195298.01                   193842.98
  1997/11/30     196212.75                   194734.66
  1997/12/31     198262.66                   196701.48
  1998/01/31     200838.35                   199219.26
  1998/02/28     200587.29                   199059.88
  1998/03/31     201355.50                   199736.69
  1998/04/30     202263.39                   200775.32
  1998/05/31     204148.52                   202682.68
  1998/06/30     206019.11                   204402.09
  1998/07/31     206558.77                   204835.85
  1998/08/31     210134.26                   208169.87
  1998/09/30     215043.74                   213043.46
  1998/10/31     213813.38                   211919.47
  1998/11/30     215057.71                   213119.68
  1998/12/31     215841.89                   213760.54
  1999/01/31     217504.75                   215287.39
  1999/02/28     213584.65                   211528.49
  1999/03/31     214877.84                   212702.13
  1999/04/30     215751.44                   213376.36
  1999/05/31     213653.01                   211498.65
  1999/06/30     212739.67                   210823.21
  1999/07/31     211852.84                   209937.75
  1999/08/31     211786.10                   209831.12
  1999/09/30     214163.94                   212266.05
  1999/10/31     214529.42                   213049.17
  1999/11/30     214666.95                   213034.37
  1999/12/31     213793.81                   212007.18
  2000/01/31     213119.53                   211313.59
  2000/02/29     215785.67                   213868.83
IMATRL PRASUN   SHR__CHT 20000229 20000313 103352 R00000000000123

$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on March 8, 1990, when the fund started. As the chart shows, by February 29, 2000, the value of the investment would have grown to $215,786 - a 115.79% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $213,869 - a 113.87% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 29, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.64(cents)   34.26(cents)   67.49(cents)

Annualized dividend rate         7.00%         6.70%          6.48%

30-day annualized yield          7.05%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.14 over the past one month, $10.25 over the past six months and $10.42 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 6.84%.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Thomas Silvia)

An interview with Thomas Silvia, Portfolio Manager of Fidelity
U.S. Bond Index Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended February 29, 2000, the fund had a total return of 1.03%. To get a sense of how the fund did relative to its competitors, the intermediate U.S. government funds average, as tracked by Lipper Inc., returned 0.37% for the same 12-month period. For another comparison, the Lehman Brothers Aggregate Bond Index returned 1.11%.

Q. WHAT FACTORS SHAPED THE INVESTMENT ENVIRONMENT OVER THE PAST 12
MONTHS?

A. Rising interest rates, inflation worries and concerns about Y2K-related computer glitches caused bonds to suffer one of their worst 12-month periods since the 1970s. Better-than-expected economic growth in the U.S. and rebounding economies overseas sparked anxiety that inflation would take root after remaining dormant for most of the 1990s. Bond investors, of course, dislike inflation because it eats into the returns of fixed-income investments. Those inflationary fears persisted throughout the year, despite the fact that inflation remained virtually non-existent. The lack of any meaningful inflationary signs didn't stop the Federal Reserve from raising rates four times in pre-emptive efforts designed to squash any future inflationary pressures. In response, investors favored the higher-yielding segments of the market, helping to boost agency, corporate and mortgage securities at the expense of Treasuries in the early months of the period.

Q. SUPPLY AND DEMAND ALSO PLAYED A KEY ROLE IN THE PERFORMANCE OF
VARIOUS TYPES OF BONDS . . .

A. That's true. The comparatively high yields offered by agency and corporate securities helped them outperform Treasury securities in the early months of the period when inflationary worries began to take hold. But in the summer and fall, agencies and corporate securities suffered from a supply glut. Many large agency issuers - particularly Fannie Mae and Freddie Mac - increased their issuance. Corporations accelerated much of their issuance into the summer to sidestep what some predicted would be a less liquid period for the bond market due to Y2K-related concerns in the final quarter of 1999. As supply mushroomed, corporate and agency securities languished. The nervousness about Y2K subsided in the final quarter of 1999, supply abated and corporate and agency securities rallied into year-end. Mortgages, on the other hand, suffered from oversupply early on when home loan refinancing activity was at a fevered pace. But by summer, refinancing activity had all but stopped in response to higher interest rates; supply dwindled and mortgages performed reasonably well compared to Treasuries. So far in 2000, the dwindling supply of long-term Treasuries has been the main story. Despite continually rising interest rates, the prices for 30-year Treasury bonds soared as investors rushed to buy them ahead of the Treasury Department's reduction of outstanding debt. All other types of bonds - shorter-term Treasuries, agencies, corporates and mortgages - suffered in comparison.

Q. GIVEN THAT MIXED AND CHANGING BACKDROP, HOW DID EACH OF THE
SEGMENTS THAT MAKE UP THE LEHMAN BROTHERS AGGREGATE BOND INDEX PERFORM OVER THE PAST 12 MONTHS?

A. For the 12-month period that ended February 29, 2000, here's how individual sectors within the index performed: mortgage-backed securities, at about 34.1% of the index, returned 1.82%; corporate securities, which accounted for nearly 21.8% of the index, returned 0.01%; agency securities, at about 9.5% of the index, returned 1.18%; and asset-backed securities, at about 1.3% of the index, returned 2.59%. Those returns compared to the 1.11% return of U.S. Treasury securities, which made up about 31.9% of the index.

Q. HOW DID YOU MANAGE THE FUND?

A. I managed the fund so that its performance tracked that of the Lehman Brothers Aggregate Bond Index, using a process known as stratified sampling. Instead of buying each security in the index, which is made up of more than 5,000 individual securities, I put together a portfolio that replicates the characteristics of the index
- including credit quality, maturity, sector and others - by investing in representative securities. As an example, I managed the credit quality of the fund and the distribution of credit quality to approximate the index. I start by determining what portion of securities in the index have a credit rating of Aaa, Aa, A and so on. After that, I identify bonds that give the fund the same credit quality breakdown as the index. I use the same process with other characteristics. I chose securities, based on Fidelity's research, which have the characteristics I'm looking for with the potential to outperform other securities with similar characteristics.

Q. WHICH HOLDINGS BENEFITED THE FUND'S PERFORMANCE?

A. Some of the fund's best-performing holdings were corporate bonds from the utilities and REIT (real estate investment trust) sectors. In addition, the fund was helped by some of its holdings in Yankee bonds, which are bonds issued by foreign governments and companies but denominated in U.S. dollars. In that area, some of our biggest gainers came from Mexico, which enjoyed an economic rebound and a credit upgrade. In the mortgage sector, the fund was helped by its moderate overweighting in 30-year mortgage securities, which outpaced 15-year mortgages.

Q. WHICH HOLDINGS PROVED DISAPPOINTING DURING THE PERIOD?

A. The fund's modest overweighting in long-duration agency securities detracted from performance. They were hurt by the oversupply of agencies and the fact that their long maturity made them especially sensitive to rising interest rates.

Q. WHAT'S YOUR OUTLOOK?

A. At the end of the period, the Federal Reserve Board appeared to be leaning toward continuing to raise interest rates in response to continued strong economic growth here and abroad. That being said, other signals point to a slower economy by year-end. But no matter what the direction of interest rates, I'll continue to attempt to keep the fund's performance on track with the Lehman Brothers Aggregate Bond Index.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide returns
consistent with those of the
Lehman Brothers Aggregate
Bond Index

START DATE: March 8, 1990

SIZE: as of February 29,
2000, more than $1.5
billion

MANAGER: Thomas Silvia,
since 1998; manager,
various other Fidelity and
Spartan bond funds; joined
Fidelity in 1993

TOM SILVIA ON THE REDUCED
SUPPLY OF U.S. TREASURY
SECURITIES AND ITS EFFECT
ON OTHER TYPES OF BONDS:

"Despite the fact that interest
rates were on the upswing, 30-year
Treasury bonds posted strong
gains from late January through
February 2000. Intense buying of
the 30-year Treasury bond was
sparked by the U.S. Treasury
Department's plan to trim
outstanding government debt by
purchasing back some older
Treasury securities. In addition,
the Treasury also announced
plans to cut its sales of new
30-year bonds. Those two pieces of
news sent investors rushing to sell
shorter-maturity Treasury
securities and other types of
bonds, including so-called `spread
products' including mortgage,
agency and corporate securities.
As their prices moved lower, yields
on the spread products moved
higher. Given their yield advantage
at the end of February 2000, I
believe that agency and mortgage
securities can outpace their
Treasury counterparts once
investors become more
comfortable with the reduction in
Treasury supply."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
FEBRUARY 29, 2000

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             70.6                     70.5

Aa                              1.8                      1.1

A                               10.9                     10.0

Baa                             12.0                     12.9

Ba and Below                    0.5                      0.0

Not Rated                       0.8                      0.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS BA OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 29, 2000

                                     6 MONTHS AGO

Years                          8.9   8.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 29,
2000

                                    6 MONTHS AGO

Years                         5.2   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000 *

Corporate Bonds 23.2%
U.S. Government and
Government Agency
Obligations 36.4%
U.S. Government
Mortgage
Securities 33.9%
CMOs and Other
Mortgage Related
Securities 2.7%
Other Investments 2.8%
Short-Term Investments
and Net Other Assets 1.0%
* FOREIGN
 INVESTMENTS 5.7%

Row: 1, Col: 1, Value: 23.2
Row: 1, Col: 2, Value: 36.4
Row: 1, Col: 3, Value: 33.9
Row: 1, Col: 4, Value: 2.7
Row: 1, Col: 5, Value: 2.8
Row: 1, Col: 6, Value: 1.0

AS OF AUGUST 31, 1999 **

Corporate Bonds 21.9%
U.S. Government and
Government Agency
Obligations 39.6%
U.S. Government
Mortgage
Securities 31.6%
CMOs and Other
Mortgage Related
Securities 3.0%
Other Investments 2.5%
Short-Term Investments
and Net Other Assets 1.4%
** FOREIGN
 INVESTMENTS 5.3%

Row: 1, Col: 1, Value: 21.9
Row: 1, Col: 2, Value: 39.6
Row: 1, Col: 3, Value: 31.6
Row: 1, Col: 4, Value: 3.0
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 1.4


INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets



NONCONVERTIBLE BONDS - 23.2%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

DEFENSE ELECTRONICS - 0.4%

Raytheon Co.:

5.95% 3/15/01                     Baa2      $ 3,300                            $ 3,245

6.45% 8/15/02                     Baa2       3,470                              3,362

                                                                                6,607

BASIC INDUSTRIES - 1.0%

PACKAGING & CONTAINERS - 0.2%

Corning, Inc. 6.85% 3/1/29        A2         2,330                              2,071

PAPER & FOREST PRODUCTS - 0.8%

Fort James Corp. 6.625%           Baa2       5,791                              5,530
9/15/04

Westvaco Corp. 8.2% 1/15/30       A3         7,000                              7,142

                                                                                12,672

TOTAL BASIC INDUSTRIES                                                          14,743

CONSTRUCTION & REAL ESTATE -
0.5%

REAL ESTATE - 0.3%

Duke-Weeks Realty LP 6.875%       Baa2       4,000                              3,766
3/15/05

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Avalonbay Communities, Inc.       Baa1       2,000                              1,915
6.58% 2/15/04

CenterPoint Properties Trust      Baa2       1,600                              1,477
6.75% 4/1/05

                                                                                3,392

TOTAL CONSTRUCTION & REAL                                                       7,158
ESTATE

ENERGY - 1.3%

OIL & GAS - 1.3%

Amerada Hess Corp. 7.375%         Baa1       5,000                              4,806
10/1/09

Oryx Energy Co. 8.125%            Baa1       7,935                              8,014
10/15/05

Petro-Canada 7% 11/15/28          A3         2,940                              2,573

Vastar Resources, Inc. 6.5%       Baa1       5,900                              5,411
4/1/09

                                                                                20,804

FINANCE - 10.9%

BANKS - 3.6%

Bank of America Corp. 7.8%        Aa3        1,700                              1,691
2/15/10

Bank of Tokyo-Mitsubishi Ltd.     A3         2,800                              2,820
8.4% 4/15/10

Barnett Banks, Inc. 10.875%       Aa3        1,020                              1,114
3/15/03

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Den Danske Bank AS 6.375%         A1        $ 7,770                            $ 7,095
6/15/08 (b)(d)

First Chicago Corp. 7%            A1         5,385                              5,128
10/16/06

First Tennessee National          Baa1       1,540                              1,462
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki (NY        A2         3,110                              3,255
Branch) yankee  10% 5/1/02

Korea Development Bank 7.375%     Baa2       4,500                              4,320
9/17/04

Mellon Financial Co. 6.7%         A3         5,000                              4,673
3/1/08

Merita Bank Ltd. yankee 6.5%      A2         2,100                              1,957
1/15/06

National Westminster Bank PLC     Aa3        5,000                              4,793
 7.375% 10/1/09

Nordbanken AB 7.25% 11/12/09      A2         10,000                             9,657
(d)

Popular, Inc. 6.2% 4/30/01        A3         1,325                              1,308

Providian National Bank:

6.25% 5/7/01                      Baa3       3,390                              3,328

6.75% 3/15/02                     Baa3       1,310                              1,274

Union Planters Corp. 6.75%        Baa2       1,500                              1,401
11/1/05

                                                                                55,276

CREDIT & OTHER FINANCE - 4.9%

Ahmanson Capital Trust I          A3         4,800                              4,712
8.36% 12/1/26 (b)

Aristar, Inc. 6% 5/15/02          A3         1,600                              1,553

AT&T Capital Corp. 6.25%          A1         4,350                              4,305
5/15/01

Bellsouth Capital Funding         Aa3        7,000                              6,996
Corp.  7.875% 2/15/30

Countrywide Funding Corp.         A3         5,000                              4,845
6.45% 2/27/03

Duke Capital Corp. 7.5%           A3         5,000                              4,877
10/1/09

Edison Mission Energy Funding     Baa1       3,592                              3,530
Corp.  6.77% 9/15/03 (b)

First Security Capital I          A3         3,000                              2,851
8.41% 12/15/26

Ford Motor Credit Co. 5.75%       A1         3,000                              2,821
2/23/04

General Motors Acceptance         A2         10,000                             8,750
Corp.  5.85% 1/14/09

Pemex Finance Ltd. 9.03%          Baa1       6,800                              6,943
2/15/11 (b)

PNC Funding Corp. 7.5% 11/1/09    A3         7,000                              6,827

Popular North America, Inc.       A3         2,540                              2,510
7.375% 9/15/01

Sprint Capital Corp. 5.7%         Baa1       4,000                              3,781
11/15/03

Textron Financial Corp.           A2         7,000                              6,849
7.125% 12/9/04

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Trizec Finance Ltd. yankee        Baa3      $ 1,470                            $ 1,525
10.875% 10/15/05

TXU Eastern Funding 6.75%         Baa1       1,200                              1,095
5/15/09

                                                                                74,770

INSURANCE - 1.1%

Allstate Corp. 7.2% 12/1/09       A1         5,000                              4,745

Farmers Insurance Exchange        A2         9,000                              9,408
8.625% 5/1/24 (b)

Metropolitan Life Insurance       A1         3,560                              3,414
Co. 6.3% 11/1/03 (b)

                                                                                17,567

SECURITIES INDUSTRY - 1.3%

Amvescap PLC yankee 6.375%        A3         4,835                              4,608
5/15/03

DLJ, Inc. 8% 3/1/05               A3         5,000                              5,012

Goldman Sachs Group, Inc.         A1         4,000                              3,978
7.5% 1/28/05

Lehman Brothers Holdings 7%       A3         7,000                              6,838
5/15/03

                                                                                20,436

TOTAL FINANCE                                                                   168,049

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

Tyco International Group SA:

6.875% 9/5/02 (b)                 Baa1       5,150                              5,061

yankee 6.375% 6/15/05             Baa1       2,255                              2,110

                                                                                7,171

MEDIA & LEISURE - 2.6%

BROADCASTING - 1.6%

Continental Cablevision, Inc.     Baa2       5,000                              5,126
8.3% 5/15/06

Cox Communications, Inc.          Baa2       3,225                              3,178
7.75% 8/15/06

Nielsen Media Research, Inc.      Baa2       2,270                              2,183
7.6% 6/15/09

TCI Communications, Inc.:

8.75% 8/1/15                      A2         5,535                              6,002

9.8% 2/1/12                       A2         6,465                              7,446

                                                                                23,935

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 1.0%

News America, Inc. 7.3%           Baa3      $ 5,000                            $ 4,386
4/30/28

Time Warner Entertainment Co.     Baa2       11,000                             11,219
LP  8.375% 7/15/33

                                                                                15,605

TOTAL MEDIA & LEISURE                                                           39,540

NONDURABLES - 0.2%

FOODS - 0.1%

ConAgra, Inc. 5.5% 10/15/02       Baa1       2,400                              2,279

TOBACCO - 0.1%

Philip Morris Companies, Inc.     A2         1,015                              944
7% 7/15/05

TOTAL NONDURABLES                                                               3,223

RETAIL & WHOLESALE - 0.9%

DRUG STORES - 0.4%

Rite Aid Corp.:

6% 12/15/00 (b)                   B1         5,000                              4,200

6.5% 12/15/05 (b)                 B1         4,740                              2,939

                                                                                7,139

GENERAL MERCHANDISE STORES -
0.1%

Federated Department Stores,      Baa1       1,800                              1,727
Inc.  6.79% 7/15/27

GROCERY STORES - 0.4%

Safeway, Inc. 7.5% 9/15/09        Baa2       6,000                              5,872

TOTAL RETAIL & WHOLESALE                                                        14,738

SERVICES - 0.3%

LEASING & RENTAL - 0.3%

Hertz Corp. 7.625% 8/15/07        A3         4,605                              4,535

TECHNOLOGY - 0.2%

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc.:

7.25% 9/1/02                      Baa1       1,600                              1,582

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.: - continued

9.25% 7/6/00                      Baa2      $ 375                              $ 379

9.3% 6/27/00                      Baa2       1,250                              1,260

                                                                                3,221

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.7%

Continental Airlines, Inc.        Baa1       1,410                              1,370
pass thru trust certificates
7.42% 10/1/08

Delta Air Lines, Inc.:

7.9% 12/15/09 (b)                 Baa3       7,000                              6,657

9.875% 5/15/00                    Baa3       3,000                              3,014

                                                                                11,041

RAILROADS - 0.5%

Canadian National Railway Co.     Baa2       3,150                              2,780
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       2,000                              1,883

Wisconsin Central                 Baa2       3,150                              2,883
Transportation Corp.  6.625%
4/15/08

                                                                                7,546

TOTAL TRANSPORTATION                                                            18,587

UTILITIES - 3.2%

CELLULAR - 0.4%

Cable & Wireless                  Baa1       7,100                              6,929
Communications PLC  6.375%
3/6/03

ELECTRIC UTILITY - 0.9%

Avon Energy Partners Holdings:

6.46% 3/4/08 (b)                  Baa2       5,000                              4,500

6.73% 12/11/02 (b)                Baa2       4,450                              4,354

Israel Electric Corp. Ltd.        A3         3,000                              2,824
7.1% 12/15/07 (b)

Massachusetts Electric Co.        A1         2,000                              1,897
6.78% 11/20/06

                                                                                13,575

GAS - 1.3%

CMS Panhandle Holding Co.         Baa3       6,700                              6,322
6.125% 3/15/04

Enron Corp. 6.95% 7/15/28         Baa2       7,000                              6,126

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Enserch Corp. 6.25% 1/1/03        Baa2      $ 4,375                            $ 4,216

Southwest Gas Corp. 9.75%         Baa2       3,020                              3,126
6/15/02

                                                                                19,790

TELEPHONE SERVICES - 0.6%

MCI WorldCom, Inc. 8.875%         A3         2,014                              2,095
1/15/06

Telecomunicaciones de Puerto      Baa2       1,990                              1,844
Rico, Inc.  6.65% 5/15/06

Teleglobe Canada, Inc. 7.7%       Baa1       5,000                              4,775
7/20/29

                                                                                8,714

TOTAL UTILITIES                                                                 49,008

TOTAL NONCONVERTIBLE BONDS                                                      357,384
(Cost $375,359)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 36.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 8.8%

Fannie Mae:

5.125% 2/13/04                    Aaa        6,200                              5,782

5.25% 1/15/09                     Aaa        5,000                              4,351

6.5% 8/15/04                      Aaa        11,500                             11,227

6.5% 4/29/09                      Aaa        20,200                             18,669

7.125% 1/15/30                    Aaa        24,000                             24,131

Federal Agricultural Mortgage
Corp.:

6.92% 8/10/02                     Aaa        1,040                              1,039

7.44% 5/25/00                     Aaa        500                                501

Federal Farm Credit Bank          Aaa        5,000                              4,755
5.97% 3/11/05

Federal Home Loan Bank 6%         Aaa        3,000                              2,935
8/15/02

Federal National Mortgage
Association:

0% 4/8/03                         Aaa        1,000                              808

0% 10/8/04                        Aaa        1,000                              723

Freddie Mac:

6.25% 7/15/04                     Aaa        11,000                             10,637

7.625% 9/9/09                     Aaa        2,930                              2,882

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Government Loan Trusts            Aaa       $ 2,405                            $ 2,482
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        325                                331

Class 2-E, 9.4% 5/15/02           Aaa        784                                800

Class T-3, 9.625% 5/15/02         Aaa        908                                927

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993-C, 5.2% 10/15/04      Aaa        893                                854

Series 1993-D, 5.23% 5/15/05      Aaa        420                                399

Series 1995-A, 6.28% 6/15/04      Aaa        7,179                              7,035

Series 1995-B, 6.13% 6/15/04      Aaa        9,000                              8,792

Guaranteed Trade Trust            Aaa        2,917                              2,862
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A,  6.104% 7/15/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994-195, 6.08%            Aaa        1,165                              1,143
8/15/04 (callable)

Series 1998-196A, 5.926%          -          2,385                              2,326
6/15/05

Private Export Funding Corp.:

secured:

5.48% 9/15/03                     Aaa        1,300                              1,262

5.65% 3/15/03                     Aaa        1,115                              1,096

5.8% 2/1/04                       Aaa        1,520                              1,488

6.86% 4/30/04                     Aaa        614                                609

5.31% 11/15/03 (b)                Aaa        5,000                              4,687

U.S. Department of Housing
and Urban Development
government guaranteed
participation certificates:

Series 1999-A, 5.75% 8/1/06       -          7,500                              6,894

Series 99-A, 5.96% 8/1/09         -          3,600                              3,340

TOTAL U.S. GOVERNMENT AGENCY                                                    135,767
OBLIGATIONS

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. TREASURY OBLIGATIONS -
27.6%

U.S. Treasury Bonds:

6.5% 11/15/26                     Aaa       $ 2,000                            $ 2,047

8% 11/15/21                       Aaa        4,610                              5,453

8.125% 5/15/21                    Aaa        7,000                              8,355

8.75% 5/15/17                     Aaa        45,790                             56,400

8.875% 8/15/17                    Aaa        35,000                             43,635

12% 8/15/13                       Aaa        25,300                             33,621

14% 11/15/11                      Aaa        50,480                             69,670

U.S. Treasury Notes:

4.75% 11/15/08                    Aaa        2,000                              1,758

4.875% 3/31/01                    Aaa        116,000                            114,187

5.5% 7/31/01                      Aaa        8,000                              7,895

5.875% 11/15/04                   Aaa        49,000                             47,576

U.S. Treasury Notes - coupon      Aaa        72,000                             33,553
STRIPS  0% 11/15/11

TOTAL U.S. TREASURY                                                             424,150
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       559,917
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $580,901)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 33.9%



FANNIE MAE - 19.9%

5.5% 1/1/09 to 4/1/11             Aaa        6,899                              6,459

6% 3/1/11 to 2/1/29               Aaa        52,111                             48,054

6.5% 12/1/08 to 8/1/29            Aaa        81,558                             76,558

7% 12/1/16 to 10/1/29             Aaa        116,066                            111,381

7.5% 11/1/07 to 2/1/30            Aaa        16,066                             15,782

8% 12/1/17 to 12/1/29             Aaa        29,691                             29,791

8% 3/1/30 (c)                     Aaa        4,000                              4,004

8% 4/1/30 (c)                     Aaa        7,100                              7,086

8.5% 6/1/17 to 8/1/23             Aaa        3,770                              3,868

9.5% 12/1/09 to 9/1/21            Aaa        1,993                              2,114

10.75% 9/1/10 to 5/1/14           Aaa        141                                152

11.25% 5/1/14                     Aaa        22                                 24

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

11.5% 8/1/14                      Aaa       $ 68                               $ 75

12.5% 1/1/15                      Aaa        37                                 41

13.5% 11/1/14                     Aaa        12                                 14

14% 3/1/12 to 9/1/13              Aaa        111                                126

TOTAL FANNIE MAE                                                                305,529

FREDDIE MAC - 5.1%

6.5% 10/1/07                      Aaa        403                                393

7.5% 9/1/15 to 10/1/29            Aaa        5,407                              5,323

8% 7/1/16 to 2/1/28               Aaa        1,933                              1,943

8.5% 9/1/19 to 3/1/30             Aaa        50,992                             52,177

8.5% 3/1/30 (c)                   Aaa        15,000                             15,347

9% 11/1/01 to 10/1/16             Aaa        234                                240

9.5% 10/1/08 to 9/1/18            Aaa        497                                513

10% 6/1/20                        Aaa        60                                 64

10.5% 5/1/09 to 2/1/19            Aaa        249                                261

11% 5/1/15 to 9/1/20              Aaa        1,499                              1,607

11.5% 8/1/13 to 10/1/15           Aaa        59                                 64

11.75% 9/1/13                     Aaa        35                                 38

12% 2/1/13 to 7/1/15              Aaa        35                                 38

12.75% 8/1/12 to 10/1/13          Aaa        38                                 43

13.5% 12/1/14                     Aaa        194                                219

TOTAL FREDDIE MAC                                                               78,270

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 8.9%

6% 12/15/08 to 4/15/09            Aaa        1,454                              1,383

6.5% 6/15/23 to 12/15/28          Aaa        20,068                             18,758

7% 12/15/22 to 12/15/28           Aaa        31,548                             30,245

7.5% 2/15/17 to 3/15/30           Aaa        58,715                             57,797

8% 11/15/16 to 11/15/29           Aaa        16,335                             16,459

8% 3/1/30 (c)                     Aaa        9,100                              9,126

8.5% 3/15/30 (c)                  Aaa        2,000                              2,046

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

9.5% 3/15/23                      Aaa       $ 90                               $ 96

10.5% 5/20/16 to 1/20/18          Aaa        1,396                              1,519

TOTAL GOVERNMENT NATIONAL                                                       137,429
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    521,228
- MORTGAGE SECURITIES
(Cost $536,092)

ASSET-BACKED SECURITIES - 1.5%



BankAmerica Manufacturing         Aaa        2,390                              2,329
Housing Contract 6.2% 4/10/09

CIT Marine Trust 5.8% 4/15/10     Aaa        5,000                              4,713

CS First Boston Mortgage          Aaa        3,646                              3,645
Securities Corp.  7% 3/15/27

Key Auto Finance Trust 6.65%      Baa3       244                                243
10/15/03

MBNA Master Credit Card Trust     Aaa        5,000                              5,002
II  7.35% 7/16/07

Olympic Automobile                Aaa        452                                447
Receivables Trust  6.125%
11/15/04

West Penn Funding LLC 6.63%       Aaa        5,000                              4,929
12/26/05

WFS Financial Owner Trust         Aaa        1,442                              1,442
6.9% 12/20/03

TOTAL ASSET-BACKED SECURITIES                                                   22,750
(Cost $23,222)

COMMERCIAL MORTGAGE
SECURITIES - 2.7%



Allied Capital Commercial         Aaa        1,502                              1,470
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (b)

Equitable Life Assurance          Aaa        16,000                             15,627
Society of the United States
sequential pay Series 174
Class A1, 7.24% 5/15/06 (b)

First Union-Lehman Brothers       Aa2        15,000                             14,118
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GS Mortgage Securities Corp.      Baa2      $ 6,000                            $ 5,970
II Series 1999-GSFL II Class
E, 7.8549% 11/13/13 (b)(d)

Heller Financial Commercial       Aaa        5,000                              5,033
Mortgage Asset Corp.
sequential pay Series
2000-PH1  Class A1, 7.715%
9/15/08

TOTAL COMMERCIAL MORTGAGE                                                       42,218
SECURITIES
(Cost $44,411)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (E) - 1.3%



Korean Republic yankee 8.875%     Baa2       4,240                              4,450
4/15/08

Newfoundland Province yankee      Baa1       4,000                              4,900
11.625% 10/15/07

Quebec Province yankee 7.5%       A2         10,000                             9,824
7/15/23

TOTAL FOREIGN GOVERNMENT AND                                                    19,174
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $21,057)


CASH EQUIVALENTS - 3.6%

                                             MATURITY AMOUNT (000S)

Investments in repurchase                   $ 54,674                             54,665
agreements (U.S. Government
obligations), in a joint
trading account at 5.86%,
dated 2/29/00 due 3/1/00
(Cost $54,665)

TOTAL INVESTMENT PORTFOLIO -                                                     1,577,336
102.6%
(Cost $1,635,707)

NET OTHER ASSETS - (2.6)%                                                        (39,814)

NET ASSETS - 100%                                                              $ 1,537,522


LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,391,000 or 6.1% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        83.3%      AAA, AA, A    75.8%

Baa               12.0%      BBB           12.6%

Ba                0.0%       BB            0.1%

B                 0.5%       B             0.5%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.8%.
FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $1,635,964,000. Net unrealized depreciation aggregated $58,628,000, of which $1,498,000 related to appreciated investment securities and $60,126,000 related to depreciated investment securities.

The fund hereby designates approximately $4,989,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At February 29, 2000, the fund had a capital loss carryforward of approximately $22,625,000 all of which will expire on February 29, 2008.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                                   FEBRUARY 29, 2000

ASSETS

Investment in securities, at             $ 1,577,336
value (including repurchase
agreements of $54,665) (cost
$1,635,707) -  See
accompanying schedule

Cash                                      1

Receivable for investments                16,881
sold

Receivable for fund shares                1,878
sold

Interest receivable                       19,444

 TOTAL ASSETS                             1,615,540

LIABILITIES

Payable for investments          37,728
purchased Regular delivery

 Delayed delivery                37,518

Payable for fund shares          2,032
redeemed

Distributions payable            234

Accrued management fee           165

Other payables and accrued       341
expenses

 TOTAL LIABILITIES                        78,018

NET ASSETS                               $ 1,537,522

Net Assets consist of:

Paid in capital                          $ 1,629,395

Undistributed net investment              820
income

Accumulated undistributed net             (34,322)
realized  gain (loss) on
investments

Net unrealized appreciation               (58,371)
(depreciation) on investments

NET ASSETS, for 151,167                  $ 1,537,522
shares outstanding

NET ASSET VALUE, offering                 $10.17
price and redemption price
per share ($1,537,522
(divided by) 151,167 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     YEAR
                         ENDED FEBRUARY 29, 2000

INVESTMENT INCOME                       $ 98,026
Interest

Security lending                         127

Total Income                             98,153

EXPENSES

Management fee                $ 4,596

Transfer agent fees            1,887

Accounting and security        326
lending fees

Non-interested trustees'       4
compensation

Custodian fees and expenses    108

Registration fees              189

Audit                          44

Legal                          9

Miscellaneous                  2

 Total expenses before         7,165
reductions

 Expense reductions            (2,711)   4,454

NET INVESTMENT INCOME                    93,699

REALIZED AND UNREALIZED GAIN             (33,761)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (44,246)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (78,007)

NET INCREASE (DECREASE) IN              $ 15,692
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 93,699                      $ 67,276
income

 Net realized gain (loss)         (33,761)                      21,138

 Change in net unrealized         (44,246)                      (28,341)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       15,692                        60,073
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (93,349)                      (66,592)
From net investment income

 From net realized gain           (6,645)                       -

 In excess of net realized        (762)                         -
gain

 TOTAL DISTRIBUTIONS              (100,756)                     (66,592)

Share transactions Net            940,208                       932,427
proceeds from sales of shares

 Reinvestment of distributions    97,054                        63,155

 Cost of shares redeemed          (709,196)                     (509,619)

 NET INCREASE (DECREASE) IN       328,066                       485,963
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       243,002                       479,444
IN NET ASSETS

NET ASSETS

 Beginning of period              1,294,520                     815,076

 End of period (including        $ 1,537,522                   $ 1,294,520
undistributed net investment
income of $820 and $671,
respectively)

OTHER INFORMATION
Shares

 Sold                             90,129                        85,262

 Issued in reinvestment of        9,331                         5,779
distributions

 Redeemed                         (68,189)                      (46,605)

 Net increase (decrease)          31,271                        44,436


FINANCIAL HIGHLIGHTS

                                 YEAR ENDED FEBRUARY 28,

                                 2000 E                   1999      1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.800                 $ 10.800  $ 10.480  $ 10.710  $ 10.250
of period

Income from Investment            .678 B                   .690 B    .738 B    .739 B    .755
Operations Net investment
income

Net realized and unrealized       (.573)                   (.003)    .316      (.235)    .460
gain (loss)

Total from investment             .105                     .687      1.054     .504      1.215
operations

Less Distributions

From net investment income        (.675)                   (.687)    (.734)    (.734)    (.755)

From net realized gain            (.054)                   -         -         -         -

In excess of net realized gain    (.006)                   -         -         -         -

Total distributions               (.735)                   (.687)    (.734)    (.734)    (.755)

Net asset value, end of period   $ 10.170                 $ 10.800  $ 10.800  $ 10.480  $ 10.710

TOTAL RETURN  A                   1.03%                    6.48%     10.41%    4.93%     12.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,538                  $ 1,295   $ 815     $ 568     $ 476
(in millions)

Ratio of expenses to average      .32% C                   .32% C    .32% C    .32% C    .32% C
net assets

Ratio of expenses to average      .31% D                   .31% D    .31% D    .31% D    .31% D
net assets after expense
reductions

Ratio of net investment           6.53%                    6.35%     6.98%     7.05%     7.11%
income to average net assets

Portfolio turnover rate           133%                     184%      97%       65%       128%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,185,495,000 and $1,860,918,000, respectively, of which U.S. government and government agency obligations aggregated
$1,819,616,000 and $1,580,592,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $ 11,303,000. The weighted average interest rate was 5.66%. Interest earned from the interfund lending program amounted to $ 11,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience

6. SECURITY LENDING - CONTINUED

delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $2,570,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $16,000 and $125,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 13, 2000

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 29.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2001 of the applicable percentage for use in preparing 2000 income tax returns.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Thomas J. Silvia, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
Stanley N. Griffith, ASSISTANT
VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

* INDEPENDENT TRUSTEES

UBI-PRO-0400  98781
1.701176.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CONTENTS


PERFORMANCE            A-2   How the fund has done over
                             time.

FUND TALK              A-4   The manager's review of fund
                             performance, strategy and
                             outlook.

INVESTMENT CHANGES     A-7   A summary of the major shifts
                             in the fund's investments
                             over the past six months.

INVESTMENTS            A-8   A complete list of the fund's
                             investments with their
                             market values.

FINANCIAL STATEMENTS   A-28  Statements of assets and
                             liabilities, operations, and
                             changes in net assets,  as
                             well as financial highlights.

NOTES                  A-32  Notes to the financial
                             statements.

REPORT OF INDEPENDENT  A-37  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          A-38

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Spartan US Equity Index            11.53%       203.52%       411.90%

S&P 500 (registered trademark)     11.73%       206.94%       425.47%

S&P 500 Index Objective Funds      11.03%       199.84%       402.84%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page A-3 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Spartan US Equity Index            11.53%       24.86%        17.74%

S&P 500                            11.73%       25.14%        18.05%

S&P 500 Index Objective Funds      11.03%       24.56%        17.52%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER 10 YEARS
             Spartan U.S. Equity Index   S&P 500
             00650                       SP001
  1990/02/28     100000.00                   100000.00
  1990/03/31     102597.79                   102650.00
  1990/04/30     100064.52                   100083.75
  1990/05/31     109801.81                   109841.92
  1990/06/30     109009.58                   109094.99
  1990/07/31     108610.86                   108745.89
  1990/08/31      98642.90                    98915.26
  1990/09/30      93752.09                    94098.09
  1990/10/31      93350.07                    93693.46
  1990/11/30      99380.43                    99746.06
  1990/12/31     102043.75                   102528.98
  1991/01/31     106515.78                   106999.24
  1991/02/28     114077.59                   114649.69
  1991/03/31     116846.71                   117424.21
  1991/04/30     117092.36                   117706.03
  1991/05/31     122087.20                   122790.93
  1991/06/30     116502.71                   117167.10
  1991/07/31     121862.00                   122627.09
  1991/08/31     124747.77                   125533.35
  1991/09/30     122614.23                   123436.94
  1991/10/31     124274.54                   125091.00
  1991/11/30     119210.58                   120049.83
  1991/12/31     132821.43                   133783.53
  1992/01/31     130280.20                   131295.16
  1992/02/29     131974.35                   133002.00
  1992/03/31     129344.53                   130408.46
  1992/04/30     133096.11                   134242.47
  1992/05/31     133778.22                   134900.25
  1992/06/30     131729.13                   132890.24
  1992/07/31     137135.61                   138325.45
  1992/08/31     134303.64                   135489.78
  1992/09/30     135846.17                   137088.56
  1992/10/31     136191.62                   137568.37
  1992/11/30     140855.12                   142259.45
  1992/12/31     142589.24                   144009.24
  1993/01/31     143720.90                   145218.92
  1993/02/28     145636.02                   147193.90
  1993/03/31     148694.75                   150299.69
  1993/04/30     145014.67                   146662.43
  1993/05/31     148891.12                   150592.99
  1993/06/30     149249.32                   151029.71
  1993/07/31     148628.93                   150425.59
  1993/08/31     154301.11                   156126.72
  1993/09/30     153061.35                   154924.54
  1993/10/31     156181.42                   158131.48
  1993/11/30     154665.96                   156629.23
  1993/12/31     156556.08                   158524.45
  1994/01/31     161813.90                   163914.28
  1994/02/28     157371.95                   159472.20
  1994/03/31     150442.98                   152519.21
  1994/04/30     152362.68                   154471.46
  1994/05/31     154833.43                   157004.79
  1994/06/30     151053.97                   153158.17
  1994/07/31     156024.67                   158181.76
  1994/08/31     162284.07                   164667.21
  1994/09/30     158310.57                   160632.87
  1994/10/31     161828.58                   164247.11
  1994/11/30     155903.51                   158265.23
  1994/12/31     158266.68                   160612.30
  1995/01/31     162291.20                   164776.98
  1995/02/28     168655.56                   171198.33
  1995/03/31     173544.24                   176250.40
  1995/04/30     178629.57                   181440.97
  1995/05/31     185695.61                   188693.17
  1995/06/30     189966.28                   193076.51
  1995/07/31     196216.42                   199478.93
  1995/08/31     196689.92                   199979.62
  1995/09/30     204930.94                   208418.76
  1995/10/31     204169.82                   207674.70
  1995/11/30     213112.95                   216791.62
  1995/12/31     217107.77                   220967.03
  1996/01/31     224514.63                   228488.75
  1996/02/29     226630.88                   230606.84
  1996/03/31     228863.21                   232827.58
  1996/04/30     232049.65                   236259.46
  1996/05/31     237962.36                   242352.59
  1996/06/30     238938.82                   243275.96
  1996/07/31     228321.48                   232528.02
  1996/08/31     233094.41                   237432.04
  1996/09/30     246159.13                   250794.71
  1996/10/31     252912.60                   257711.63
  1996/11/30     271998.49                   277192.06
  1996/12/31     266464.41                   271700.88
  1997/01/31     283075.18                   288676.75
  1997/02/28     285250.40                   290939.98
  1997/03/31     273430.96                   278985.25
  1997/04/30     289671.87                   295640.67
  1997/05/31     307309.27                   313639.28
  1997/06/30     320947.41                   327690.32
  1997/07/31     346475.05                   353764.64
  1997/08/31     327054.02                   333946.74
  1997/09/30     344806.66                   352237.00
  1997/10/31     333349.96                   340472.29
  1997/11/30     348625.56                   356232.75
  1997/12/31     354507.00                   362349.27
  1998/01/31     358459.48                   366356.85
  1998/02/28     384099.93                   392778.51
  1998/03/31     403616.16                   412892.69
  1998/04/30     407652.81                   417046.39
  1998/05/31     400474.02                   409877.37
  1998/06/30     416704.31                   426526.58
  1998/07/31     412278.95                   421984.08
  1998/08/31     352690.95                   360973.62
  1998/09/30     375240.93                   384097.59
  1998/10/31     405710.53                   415340.09
  1998/11/30     430292.79                   440513.85
  1998/12/31     455465.95                   465896.26
  1999/01/31     473908.39                   485380.04
  1999/02/28     458988.66                   470294.43
  1999/03/31     477422.94                   489110.91
  1999/04/30     495753.40                   508054.17
  1999/05/31     483875.33                   496059.01
  1999/06/30     510637.91                   523590.29
  1999/07/31     494752.33                   507243.80
  1999/08/31     492139.57                   504732.94
  1999/09/30     478583.79                   490898.21
  1999/10/31     508665.60                   521962.25
  1999/11/30     518937.44                   532573.74
  1999/12/31     549568.02                   563942.34
  2000/01/31     521820.58                   535609.87
  2000/02/29     511903.25                   525470.78
IMATRL PRASUN   SHR__CHT 20000229 20000313 145026 R00000000000123

$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on February 28, 1990. As the chart shows, by February 29, 2000, the value of the investment would have grown to $511,903 - a 411.90% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $525,471 - a 425.47% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER S&P 500 FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. AS OF FEBRUARY 29, 2000, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE S&P 500 FUNDS AVERAGE WERE, 11.03%, 199.84%, 402.84%, AND 11.03%, 24.56%,
17.52%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

The following is an interview with Dean Barr, who oversees the Spartan U.S. Equity Index Fund's investment management personnel as Managing Director for Bankers Trust, sub-adviser of the fund.

Q. HOW DID THE FUND PERFORM, DEAN?

A. For the 12 months that ended February 29, 2000, the fund delivered a total return of 11.53%. Fund performance was in line with the Standard & Poor's 500 Index, which returned 11.73%, and the S&P 500 index objective funds average tracked by Lipper Inc., which returned 11.03% during the same period.

Q. WHAT WAS THE INVESTMENT CLIMATE LIKE FOR DOMESTIC STOCKS DURING THE PAST 12 MONTHS?

A. It was a tale of two periods, and two markets, for that matter. Productivity gains set the stage for a high-growth, low-inflationary environment for stocks, which kept the Federal Reserve Board on the sidelines and interest rates relatively steady for the first two months of the period. These conditions allowed for strong gains shared among the market's biggest stocks. It was, however, a short-lived period of prosperity for many of these leading companies, as an inflation-wary Fed sparked a sea change with its shift in monetary policy to a tightening bias in May. This move spelled the beginning of an extended period of actual tightening, which culminated in four quarter-point rate hikes levied during the last nine months of the period. Persistent fears about inflation, Fed tightening and rising energy prices consumed investors, inducing a wholesale shift to smaller-cap issues within the technology, biotechnology and communications sectors, which were seemingly more resilient to interest-rate activity. Investors flocked to the stocks expected to power the new economy, those with superior earnings-growth potential, and specifically those engaged in building Internet infrastructure and pioneering genetic research. The performance disparity created between old economy stocks, such as Coca-Cola, and the tech names donning the new economy label, such as data storage concern Network Appliance, widened over the course of the period. The broader market, reflecting stocks of all sizes - and home to some of the period's strongest performers - benefited the most from this phenomenon, garnering it a respectable advantage over the large-cap oriented S&P 500 index.

Q. EXACTLY HOW WIDE WAS THE GAP BETWEEN TECHNOLOGY AND EVERYTHING
ELSE?

A. It was nothing short of extreme. Tech stocks accounted for a whopping 129% of the S&P 500's total return during the past 12 months. In fact, if you were to remove technology from the index, its return would have plummeted to -3.5%. The handful of sectors that were able to post positive returns, namely energy - which benefited from rising oil prices - and utilities - which rose on the back of telecommunications stocks - paled in comparison to technology. The returns of these other sectors, in aggregate, laid claim to just under 3.5% of the index's performance for the period, a figure dwarfed by the worst-performing sectors in finance and health care, which had a cumulative return of -33.7% for the 12-month period.

Q. HOW DID FUND PERFORMANCE RESPOND TO WEAKNESS IN TRADITIONAL
BLUE-CHIP NAMES?

A. Not surprisingly, it limited the fund's advances. The gains offered by a handful of winners emerging from the blue-chip universe, namely tech leaders Cisco, Intel and Oracle, were virtually offset by ailing pharmaceutical giants Merck, Pfizer and Eli Lilly, and lagging financial stocks Bank of America and Bank One.

Q. WHAT WERE SOME OF THE FACTORS THAT LED TO THE DOWNTURN IN OTHER SECTORS OF THE MARKET?

A. After a brief moment in the sun early in the period, economically sensitive cyclical stocks and value-oriented names yielded to growth stocks, retreating into a bear market. Rising interest rates tortured financial stocks, sending share prices markedly lower. The story wasn't much better among consumer non-durables, a group generally troubled by deteriorating pricing power. Big drug companies suffered from an anticipation of election-year jitters surrounding government regulation.

Q. WHAT OTHER STOCKS HELPED? WHICH HURT?

A. Leading communications equipment and Internet infrastructure names such as Nortel Networks, Texas Instruments and LSI Logic helped, as did top data-storage provider EMC. Additionally, having exposure to the high-flying biotech sector in Biogen, and in device manufacturer PE Biosystems, added meaningfully to performance. GE also helped, benefiting from strong earnings growth related to the robustness of its underlying businesses. On the downside, the growth prospects found in auto parts and service provider Pep Boys, as well as Waste Management and Gillette, were not exciting enough to hold the attention of tech-minded investors.

Q. WHAT'S YOUR OUTLOOK?

A. The Fed remains concerned about current economic conditions and is poised to silence any sign of inflation, or anything else for that matter that threatens to disturb this extended period of prosperity. Valuation levels, for one thing, are extremely high for new economy stocks and are only justifiable to the extent of their expected earnings growth. There is the concern that productivity, the one element that has held inflation at bay and enabled the economy's advances up to this point, could, in turn, have a negative effect on the economy, fueling price pressures by boosting demand. Time will tell as to how all of this will ultimately play out.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: total return that
corresponds to that of the
Standard & Poor's 500 Index

START DATE: February 17, 1988

SIZE: as of February 29,
2000, more than $18.6
billion

SUB-ADVISER: Bankers Trust,
since 1997


DEAN BARR ON CHANGES TO
THE S&P 500:

"The S&P 500 is an index of 500
stocks chosen to be a representation
of the broader market. Periodically,
companies will be added or deleted
from the index. Usually, this is based
on such events as acquisitions,
spin-offs or shifts in asset size."
Here are some recent changes
to the index  involving some
well-known companies:

(solid bullet) October 11, 1999: Ameritech was removed and replaced by Analog
Devices following the acquisition of
Ameritech by S&P 500 component
SBC Communications.

(solid bullet) October 12, 1999: T. Rowe Price
Associates replaced Data General
in the index after Data General was
acquired by S&P 500 component
EMC Corp.

(solid bullet) November 30, 1999: Mobil Corp.
was deleted from the index after
merging with S&P 500 component
Exxon Corp. Citrix Systems
replaced Mobil Corp.

(solid bullet) December 7, 1999: Yahoo! was added to the index, replacing
Laidlaw, Inc., which was removed
for inadequate representation of
its sector.

(solid bullet) January 28, 2000: Biogen, Inc. and
Harley-Davidson replaced Foster
Wheeler and Fleetwood Enterprises,
respectively. Foster Wheeler and
Fleetwood Enterprises were
removed for inadequate
representation of their respective
sectors.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
29, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

Microsoft Corp.                 4.0                      4.3

Cisco Systems, Inc.             3.9                      2.0

General Electric Co.            3.7                      3.3

Intel Corp.                     3.3                      2.4

Exxon Mobil Corp.               2.2                      2.4

Wal-Mart Stores, Inc.           1.9                      1.8

Oracle Corp.                    1.8                      0.5

Lucent Technologies, Inc.       1.6                      1.8

International Business          1.6                      2.0
Machines Corp.

Citigroup, Inc.                 1.5                      1.4

                                25.5                     21.9

TOP TEN MARKET SECTORS AS OF
FEBRUARY 29, 2000

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      33.4                     23.2

FINANCE                         12.1                     14.5

UTILITIES                       10.8                     10.6

HEALTH                          9.3                      10.9

RETAIL & WHOLESALE              5.8                      5.8

NONDURABLES                     5.5                      7.5

ENERGY                          5.4                      6.4

INDUSTRIAL MACHINERY &          4.7                      5.7
EQUIPMENT

MEDIA & LEISURE                 4.6                      4.3

BASIC INDUSTRIES                3.1                      3.3




INVESTMENTS FEBRUARY 29, 2000

Showing Percentage of Net Assets



COMMON STOCKS - 99.4%

                                 SHARES                   VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.2%

AEROSPACE & DEFENSE - 1.1%

BFGoodrich Co.                    169,747                 $ 4,063

Boeing Co.                        1,502,298                55,397

Honeywell International, Inc.     1,311,324                63,107

Lockheed Martin Corp.             636,499                  11,099

Northrop Grumman Corp.            111,707                  5,076

Rockwell International Corp.      301,064                  13,623

Textron, Inc.                     239,122                  14,586

United Technologies Corp.         769,612                  39,202

                                                           206,153

DEFENSE ELECTRONICS - 0.0%

Raytheon Co. Class B              544,042                  10,065

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            315,622                  13,651

TOTAL AEROSPACE & DEFENSE                                  229,869

BASIC INDUSTRIES - 3.1%

CHEMICALS & PLASTICS - 1.4%

Air Products & Chemicals,         364,272                  9,380
Inc.

Ashland, Inc.                     95,239                   2,964

Avery Dennison Corp.              191,061                  11,595

Dow Chemical Co.                  356,752                  38,708

E.I. du Pont de Nemours and       1,689,437                85,317
Co.

Eastman Chemical Co.              125,875                  4,524

Engelhard Corp.                   208,371                  2,839

FMC Corp. (a)                     51,701                   2,498

Great Lakes Chemical Corp.        93,774                   2,725

Hercules, Inc.                    174,074                  2,872

Monsanto Co.                      1,034,868                40,166

Pactiv Corp. (a)                  323,930                  2,693

PPG Industries, Inc.              278,431                  13,748

Praxair, Inc.                     250,471                  8,453

Rohm & Haas Co.                   334,643                  13,511

Sealed Air Corp. (a)              132,484                  6,583

Union Carbide Corp.               216,964                  11,648

W.R. Grace & Co. (a)              117,146                  1,179

                                                           261,403

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - 0.1%

Allegheny Technologies, Inc.      148,048                 $ 2,508

Bethlehem Steel Corp. (a)         196,226                  1,116

Nucor Corp.                       141,781                  7,045

USX - U.S. Steel Group            159,218                  3,483

Worthington Industries, Inc.      141,839                  1,879

                                                           16,031

METALS & MINING - 0.4%

Alcan Aluminium Ltd.              370,364                  12,174

Alcoa, Inc.                       588,002                  40,278

Freeport-McMoRan Copper &         200,636                  2,759
Gold, Inc. Class B (a)

Inco Ltd. (a)                     289,513                  5,063

Phelps Dodge Corp.                116,838                  5,506

Reynolds Metals Co.               102,226                  6,491

                                                           72,271

PACKAGING & CONTAINERS - 0.5%

Ball Corp.                        46,927                   1,264

Bemis Co., Inc.                   70,076                   2,085

Corning, Inc.                     434,941                  81,769

Crown Cork & Seal Co., Inc.       201,703                  2,824

Owens-Illinois, Inc. (a)          237,379                  3,279

Tupperware Corp.                  91,346                   1,570

                                                           92,791

PAPER & FOREST PRODUCTS - 0.7%

Boise Cascade Corp.               94,679                   2,823

Champion International Corp.      155,916                  8,069

Fort James Corp.                  367,919                  6,921

Georgia-Pacific Corp.             284,973                  9,885

International Paper Co.           655,903                  24,145

Kimberly-Clark Corp.              877,847                  45,374

Louisiana-Pacific Corp.           210,014                  2,481

Mead Corp.                        162,967                  4,879

Potlatch Corp.                    46,700                   1,775

Temple-Inland, Inc.               88,991                   4,550

Westvaco Corp.                    145,491                  4,010

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Weyerhaeuser Co.                  346,195                 $ 17,764

Willamette Industries, Inc.       164,437                  5,581

                                                           138,257

TOTAL BASIC INDUSTRIES                                     580,753

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.2%

Armstrong World Industries,       64,254                   1,221
Inc.

Crane Co.                         103,663                  2,060

Fortune Brands, Inc.              279,888                  6,123

Masco Corp.                       722,411                  12,913

Owens Corning                     87,274                   1,265

Sherwin-Williams Co.              274,326                  5,246

Vulcan Materials Co.              163,537                  6,541

                                                           35,369

CONSTRUCTION - 0.0%

Centex Corp.                      95,561                   1,881

Kaufman & Broad Home Corp.        73,012                   1,396

Pulte Corp.                       69,554                   1,169

                                                           4,446

ENGINEERING - 0.1%

Fluor Corp.                       119,524                  3,399

PerkinElmer, Inc.                 72,050                   4,656

                                                           8,055

TOTAL CONSTRUCTION & REAL                                  47,870
ESTATE

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
1.3%

AutoZone, Inc. (a)                236,981                  5,821

Cooper Tire & Rubber Co.          139,097                  1,504

Cummins Engine Co., Inc.          61,710                   2,056

Dana Corp.                        269,424                  5,742

Danaher Corp.                     209,450                  8,548

Delphi Automotive Systems         923,762                  15,415
Corp.

Eaton Corp.                       119,099                  8,925

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Ford Motor Co.                    1,946,540               $ 81,025

General Motors Corp.              1,031,873                78,487

Genuine Parts Co.                 285,477                  6,441

Goodyear Tire & Rubber Co.        247,595                  5,617

Johnson Controls, Inc.            130,791                  6,981

NACCO Industries, Inc. Class A    9,810                    426

Navistar International Corp.      100,980                  3,307
(a)

PACCAR, Inc.                      124,896                  5,378

Pep Boys-Manny, Moe & Jack        84,848                   525

TRW, Inc.                         195,488                  9,383

                                                           245,581

CONSUMER DURABLES - 0.3%

Minnesota Mining &                651,683                  57,430
Manufacturing Co.

Snap-On, Inc.                     94,077                   2,052

                                                           59,482

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              148,705                  4,898

Maytag Corp.                      145,183                  3,838

Whirlpool Corp.                   111,206                  6,040

                                                           14,776

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             318,509                  5,355

Newell Rubbermaid, Inc.           455,605                  10,536

                                                           15,891

TEXTILES & APPAREL - 0.1%

Liz Claiborne, Inc.               98,646                   3,693

NIKE, Inc. Class B                453,874                  12,907

Reebok International Ltd. (a)     87,953                   704

Russell Corp.                     57,218                   790

Springs Industries, Inc.          17,953                   636
Class A

VF Corp.                          186,562                  4,606

                                                           23,336

TOTAL DURABLES                                             359,066

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

ENERGY - 5.4%

ENERGY SERVICES - 0.7%

Baker Hughes, Inc.                531,997                 $ 13,765

Halliburton Co.                   698,836                  26,687

McDermott International, Inc.     90,384                   847

Rowan Companies, Inc. (a)         132,593                  3,331

Schlumberger Ltd.                 889,203                  65,690

Transocean Sedco Forex, Inc.      334,188                  13,180

                                                           123,500

OIL & GAS - 4.7%

Amerada Hess Corp.                150,413                  7,605

Anadarko Petroleum Corp.          201,915                  6,209

Apache Corp.                      190,216                  6,943

Atlantic Richfield Co.            517,903                  36,771

Burlington Resources, Inc.        331,878                  9,168

Chevron Corp.                     1,051,150                78,508

Conoco, Inc. Class B              1,008,744                19,860

Exxon Mobil Corp.                 5,550,488                418,021

Kerr-McGee Corp.                  138,654                  6,205

Occidental Petroleum Corp.        600,817                  9,651

Phillips Petroleum Co.            403,659                  15,440

Royal Dutch Petroleum Co. (NY     3,448,802                181,062
Shares)

Sunoco, Inc.                      130,289                  3,217

Texaco, Inc.                      909,951                  43,166

The Coastal Corp.                 344,288                  14,482

Tosco Corp.                       240,116                  6,423

Union Pacific Resources           400,830                  3,582
Group, Inc.

Unocal Corp.                      386,445                  10,337

USX - Marathon Group              501,431                  10,843

                                                           887,493

TOTAL ENERGY                                               1,010,993

FINANCE - 12.1%

BANKS - 4.5%

AmSouth Bancorp.                  585,947                  8,496

Bank of America Corp.             2,748,392                126,598

Bank of New York Co., Inc.        1,191,047                39,677

Bank One Corp.                    1,853,465                47,843

BB&T Corp.                        560,218                  13,165

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Capital One Financial Corp.       321,867                 $ 11,849

Chase Manhattan Corp.             1,328,460                105,779

Comerica, Inc.                    249,235                  9,206

Fifth Third Bancorp               497,839                  25,919

First Union Corp.                 1,559,683                46,011

Firstar Corp.                     1,583,813                28,212

FleetBoston Financial Corp.       1,458,762                39,751

Huntington Bancshares, Inc.       367,701                  7,676

J.P. Morgan & Co., Inc.           280,706                  31,158

KeyCorp                           722,114                  12,231

Mellon Financial Corp.            826,287                  24,892

National City Corp.               1,005,244                19,351

Northern Trust Corp.              362,464                  20,479

PNC Financial Corp.               479,547                  18,552

Regions Financial Corp.           341,610                  6,918

SouthTrust Corp.                  281,673                  6,461

State Street Corp.                254,259                  18,529

Summit Bancorp                    275,439                  6,593

SunTrust Banks, Inc.              519,522                  26,398

Synovus Finanical Corp.           376,618                  6,167

U.S. Bancorp                      1,173,439                21,489

Union Planters Corp.              208,854                  5,717

Wachovia Corp.                    317,138                  18,136

Wells Fargo & Co.                 2,646,339                87,495

                                                           840,748

CREDIT & OTHER FINANCE - 2.6%

American Express Co.              721,329                  96,793

Associates First Capital          1,180,620                23,465
Corp. Class A

Citigroup, Inc.                   5,421,571                280,227

Countrywide Credit                177,119                  4,417
Industries, Inc.

Household International, Inc.     763,047                  24,370

MBNA Corp.                        1,272,228                28,943

Old Kent Financial Corp.          198,485                  5,198

Providian Financial Corp.         231,314                  14,992

                                                           478,405

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        1,652,104                87,562

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT -
CONTINUED

Freddie Mac                       1,123,228               $ 46,895

SLM Holding Corp.                 257,785                  8,072

                                                           142,529

INSURANCE - 2.5%

Aetna, Inc.                       243,718                  10,023

AFLAC, Inc.                       430,899                  15,755

Allstate Corp.                    1,298,981                25,330

American General Corp.            399,465                  20,847

American International Group,     2,489,255                220,143
Inc.

Aon Corp.                         404,852                  8,477

CIGNA Corp.                       300,384                  22,172

Cincinnati Financial Corp.        246,395                  7,361

Conseco, Inc.                     508,511                  7,437

Hartford Financial Services       358,534                  11,204
Group, Inc.

Jefferson-Pilot Corp.             169,047                  8,801

Lincoln National Corp.            318,578                  8,860

Loews Corp.                       172,238                  7,665

Marsh & McLennan Companies,       433,865                  33,570
Inc.

MBIA, Inc.                        157,662                  6,050

MGIC Investment Corp.             171,660                  6,416

Progressive Corp.                 118,200                  7,033

SAFECO Corp.                      213,313                  4,480

The Chubb Corp.                   284,713                  14,004

The St. Paul Companies, Inc.      368,448                  8,244

Torchmark Corp.                   211,800                  4,196

UnumProvident Corp.               367,226                  4,912

                                                           462,980

SAVINGS & LOANS - 0.1%

Golden West Financial Corp.       259,595                  7,398

Washington Mutual, Inc.           927,347                  20,518

                                                           27,916

SECURITIES INDUSTRY - 1.6%

Charles Schwab Corp.              1,320,289                55,205

Franklin Resources, Inc.          405,868                  11,035

Kansas City Southern              179,416                  14,129
Industries, Inc.

Lehman Brothers Holdings,         190,535                  13,814
Inc.

Merrill Lynch & Co., Inc.         588,047                  60,275

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley Dean Witter &      1,791,014               $ 126,155
Co.

PaineWebber Group, Inc.           229,801                  8,790

T. Rowe Price Associates,         192,817                  6,351
Inc.

The Bear Stearns Companies,       186,849                  7,334
Inc.

                                                           303,088

TOTAL FINANCE                                              2,255,666

HEALTH - 9.3%

DRUGS & PHARMACEUTICALS - 6.5%

Allergan, Inc.                    213,377                  10,736

ALZA Corp. Class A. (a)           160,064                  5,872

American Home Products Corp.      2,099,760                91,340

Amgen, Inc. (a)                   1,642,373                111,989

Bausch & Lomb, Inc.               84,733                   4,470

Biogen, Inc. (a)                  242,333                  26,157

Bristol-Myers Squibb Co.          3,188,263                181,133

Eli Lilly & Co.                   1,753,600                104,230

Merck & Co., Inc.                 3,756,219                231,242

Pfizer, Inc.                      6,221,533                199,867

Pharmacia & Upjohn, Inc.          835,169                  39,775

Quintiles Transnational Corp.     188,538                  5,597
(a)

Schering-Plough Corp.             2,362,784                82,402

Sigma-Aldrich Corp.               163,007                  3,871

Warner-Lambert Co.                1,377,453                117,858

Watson Pharmaceuticals, Inc.      147,767                  5,911
(a)

                                                           1,222,450

MEDICAL EQUIPMENT & SUPPLIES
- 2.5%

Abbott Laboratories               2,474,119                81,027

Baxter International, Inc.        470,204                  25,626

Becton, Dickinson & Co.           407,234                  12,650

Biomet, Inc.                      181,901                  6,003

Boston Scientific Corp. (a)       624,198                  11,392

C.R. Bard, Inc.                   85,285                   3,369

Cardinal Health, Inc.             444,207                  18,324

Guidant Corp. (a)                 496,038                  33,421

Johnson & Johnson                 2,235,727                160,413

Mallinckrodt, Inc.                113,466                  2,794

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

McKesson HBOC, Inc.               448,926                 $ 8,698

Medtronic, Inc.                   1,922,634                93,128

Millipore Corp.                   69,107                   3,693

St. Jude Medical, Inc. (a)        119,286                  3,116

                                                           463,654

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Columbia/HCA Healthcare Corp.     905,881                  17,495

HEALTHSOUTH Corp. (a)             624,769                  3,046

Humana, Inc. (a)                  264,674                  1,803

Manor Care, Inc. (a)              167,972                  1,459

Tenet Healthcare Corp. (a)        486,409                  8,512

United HealthCare Corp.           273,060                  13,960

Wellpoint Health Networks,        102,528                  6,921
Inc. (a)

                                                           53,196

TOTAL HEALTH                                               1,739,300

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 4.0%

Emerson Electric Co.              700,658                  31,924

General Electric Co.              5,273,301                697,064

Scientific-Atlanta, Inc.          119,968                  12,319

Thomas & Betts Corp.              89,063                   1,998

W.W. Grainger, Inc.               150,958                  6,463

                                                           749,768

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Briggs & Stratton Corp.           37,189                   1,244

Caterpillar, Inc.                 585,476                  20,528

Cooper Industries, Inc.           149,801                  4,531

Deere & Co.                       376,663                  13,466

Dover Corp.                       347,466                  13,399

Illinois Tool Works, Inc.         459,627                  23,757

Ingersoll-Rand Co.                276,492                  10,593

ITT Industries, Inc.              141,368                  3,428

Milacron, Inc.                    49,849                   692

Pall Corp.                        197,652                  3,904

Parker-Hannifin Corp.             174,348                  6,320

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

The Stanley Works                 137,395                 $ 3,160

Timken Co.                        88,901                   1,272

                                                           106,294

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     280,334                  1,577
(a)

Waste Management, Inc.            1,060,061                15,901

                                                           17,478

TOTAL INDUSTRIAL MACHINERY &                               873,540
EQUIPMENT

MEDIA & LEISURE - 4.6%

BROADCASTING - 2.3%

CBS Corp. (a)                     1,224,554                72,937

Clear Channel Communications,     559,039                  37,246
Inc. (a)

Comcast Corp. Class A             1,393,752                59,234
(special)

MediaOne Group, Inc. (a)          982,994                  77,165

Time Warner, Inc.                 2,066,468                176,683

                                                           423,265

ENTERTAINMENT - 1.1%

Carnival Corp.                    986,876                  28,434

Viacom, Inc. Class B              1,119,549                62,415
(non-vtg.) (a)

Walt Disney Co.                   3,312,596                110,972

                                                           201,821

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                   145,795                  2,579

Harley-Davidson, Inc.             243,951                  16,619

Hasbro, Inc.                      315,355                  4,967

Mattel, Inc.                      661,378                  6,366

                                                           30,531

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      192,011                  3,672
(a)

Hilton Hotels Corp.               585,647                  4,100

Marriott International, Inc.      385,444                  10,624
Class A

Mirage Resorts, Inc. (a)          313,122                  4,971

                                                           23,367

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.5%

American Greetings Corp.          112,477                 $ 1,940
Class A

Dow Jones & Co., Inc.             120,876                  7,540

Gannet Co., Inc.                  450,939                  29,396

Harcourt General, Inc.            97,566                   3,360

Knight-Ridder, Inc.               137,810                  6,460

McGraw-Hill Companies, Inc.       313,273                  15,938

Meredith Corp.                    82,878                   2,372

The New York Times Co. Class A    279,866                  11,824

Times Mirror Co. Class A          99,216                   5,060

Tribune Co.                       381,696                  14,862

                                                           98,752

RESTAURANTS - 0.4%

Darden Restaurants, Inc.          211,117                  2,784

McDonald's Corp.                  2,174,933                68,646

Tricon Global Restaurants,        242,085                  6,446
Inc. (a)

Wendy's International, Inc.       192,030                  3,024

                                                           80,900

TOTAL MEDIA & LEISURE                                      858,636

NONDURABLES - 5.5%

BEVERAGES - 2.0%

Adolph Coors Co. Class B          58,056                   2,547

Anheuser-Busch Companies,         752,518                  48,255
Inc.

Brown-Forman Corp. Class B        76,974                   3,666

Coca-Cola Enterprises, Inc.       625,466                  14,620

PepsiCo, Inc.                     2,353,689                75,906

Seagram Co. Ltd.                  700,472                  39,358

The Coca-Cola Co.                 3,983,383                192,945

                                                           377,297

FOODS - 1.1%

Archer-Daniels-Midland Co.        985,928                  9,921

Bestfoods                         457,703                  19,195

Campbell Soup Co.                 700,144                  19,867

ConAgra, Inc.                     772,115                  12,643

General Mills, Inc.               501,778                  16,527

H.J. Heinz Co.                    588,169                  18,785

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Hershey Foods Corp.               208,054                 $ 9,141

Kellogg Co.                       667,139                  16,887

Nabisco Group Holdings Corp.      568,723                  4,905

Quaker Oats Co.                   218,735                  11,798

Ralston Purina Co.                471,889                  13,360

Sara Lee Corp.                    1,445,968                21,690

Sysco Corp.                       528,208                  17,332

Wm. Wrigley Jr. Co.               192,167                  12,995

                                                           205,046

HOUSEHOLD PRODUCTS - 2.0%

Avon Products, Inc.               391,475                  10,594

Clorox Co.                        381,977                  15,446

Colgate-Palmolive Co.             944,117                  49,271

Gillette Co.                      1,736,984                61,229

International Flavors &           162,734                  4,882
Fragrances, Inc.

Procter & Gamble Co.              2,116,711                186,271

Unilever NV (NY Shares)           896,928                  40,810

                                                           368,503

TOBACCO - 0.4%

Philip Morris Companies, Inc.     3,800,576                76,249

UST, Inc.                         274,822                  5,307

                                                           81,556

TOTAL NONDURABLES                                          1,032,402

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                655,350                  10,692

Homestake Mining Co.              373,303                  2,426

Newmont Mining Corp.              285,647                  6,320

Placer Dome, Inc.                 535,378                  4,654

                                                           24,092

RETAIL & WHOLESALE - 5.8%

APPAREL STORES - 0.5%

Gap, Inc.                         1,379,305                66,638

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

The Limited, Inc.                 347,965                 $ 11,831

TJX Companies, Inc.               510,434                  8,135

                                                           86,604

DRUG STORES - 0.3%

CVS Corp.                         633,768                  22,182

Longs Drug Stores Corp.           64,612                   1,199

Rite Aid Corp.                    421,924                  2,901

Walgreen Co.                      1,571,609                40,567

                                                           66,849

GENERAL MERCHANDISE STORES -
2.8%

Consolidated Stores Corp. (a)     179,717                  2,022

Costco Wholesale Corp. (a)        714,719                  35,468

Dillards, Inc. Class A            164,435                  2,857

Dollar General Corp.              416,061                  8,711

Federated Department Stores,      332,575                  12,201
Inc. (a)

JCPenney Co., Inc.                421,391                  6,637

Kmart Corp. (a)                   804,741                  7,092

Kohls Corp. (a)                   263,160                  19,951

Nordstrom, Inc.                   231,562                  4,935

Sears, Roebuck & Co.              607,728                  16,751

Target Corp.                      709,537                  41,863

The May Department Stores Co.     540,677                  14,159

Wal-Mart Stores, Inc.             7,150,277                348,129

                                                           520,776

GROCERY STORES - 0.4%

Albertson's, Inc.                 682,019                  16,709

Great Atlantic & Pacific Tea,     60,750                   1,424
Inc.

Kroger Co. (a)                    1,339,108                19,919

Safeway, Inc. (a)                 818,325                  31,557

SUPERVALU, Inc.                   185,312                  3,185

Winn-Dixie Stores, Inc.           213,575                  3,444

                                                           76,238

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.8%

Alberto-Culver Co. Class B        68,031                   1,454

Bed Bath & Beyond, Inc. (a)       230,587                  6,543

Best Buy Co., Inc. (a)            326,349                  17,745

Circuit City Stores, Inc. -       330,952                  13,362
Circuit City Group

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Home Depot, Inc.                  3,700,917               $ 213,959

IKON Office Solutions, Inc.       204,347                  1,430

Lowe's Companies, Inc.            617,243                  29,396

Office Depot, Inc. (a)            541,707                  6,602

Staples, Inc. (a)                 752,246                  20,311

Tandy Corp.                       313,905                  11,948

Toys 'R' Us, Inc. (a)             406,188                  5,027

                                                           327,777

TOTAL RETAIL & WHOLESALE                                   1,078,244

SERVICES - 0.6%

ADVERTISING - 0.3%

Interpublic Group of              453,035                  18,206
Companies, Inc.

Omnicom Group, Inc.               286,201                  26,957

Young & Rubicam, Inc.             113,973                  5,756

                                                           50,919

LEASING & RENTAL - 0.0%

Ryder System, Inc.                127,363                  2,372

PRINTING - 0.1%

Deluxe Corp.                      126,481                  2,964

R.R. Donnelley & Sons Co.         213,036                  4,074

                                                           7,038

SERVICES - 0.2%

Cendant Corp. (a)                 1,109,367                19,761

Dun & Bradstreet Corp.            259,916                  6,807

Ecolab, Inc.                      185,671                  5,245

H&R Block, Inc.                   159,296                  6,989

Jostens, Inc.                     48,416                   1,165

National Service Industries,      78,080                   1,601
Inc.

Service Corp. International       442,580                  1,632

                                                           43,200

TOTAL SERVICES                                             103,529

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - 33.4%

COMMUNICATIONS EQUIPMENT - 7.5%

3Com Corp. (a)                    558,010                 $ 54,685

ADC Telecommunications, Inc.      478,064                  21,453
(a)

Andrew Corp. (a)                  131,874                  3,264

Cabletron Systems, Inc. (a)       283,915                  13,912

Cisco Systems, Inc. (a)           5,497,597                726,714

Comverse Technology, Inc. (a)     117,302                  23,094

Lucent Technologies, Inc.         5,045,488                300,207

Nortel Networks Corp.             2,152,088                238,280

Tellabs, Inc. (a)                 635,929                  30,525

                                                           1,412,134

COMPUTER SERVICES & SOFTWARE
- 9.7%

Adobe Systems, Inc.               193,030                  19,689

America Online, Inc. (a)          3,592,588                211,963

Autodesk, Inc.                    97,934                   4,376

Automatic Data Processing,        1,006,634                43,851
Inc.

BMC Software, Inc. (a)            389,306                  17,908

Ceridian Corp. (a)                215,669                  4,273

Citrix Systems, Inc. (a)          287,922                  30,358

Computer Associates               865,812                  55,683
International, Inc.

Computer Sciences Corp. (a)       252,169                  19,874

Compuware Corp. (a)               574,795                  12,717

Electronic Data Systems Corp.     757,894                  49,074

Equifax, Inc.                     227,498                  4,820

First Data Corp.                  675,731                  30,408

IMS Health, Inc.                  499,963                  10,062

Microsoft Corp. (a)               8,288,249                740,756

NCR Corp. (a)                     155,128                  5,885

Novell, Inc. (a)                  534,983                  17,688

Oracle Corp. (a)                  4,573,520                339,584

Parametric Technology Corp.       432,512                  13,111
(a)

Paychex, Inc.                     398,331                  19,941

PeopleSoft, Inc. (a)              404,778                  8,374

Shared Medical Systems Corp.      42,222                   1,644

Unisys Corp. (a)                  475,230                  14,227

Yahoo!, Inc. (a)                  846,376                  135,156

                                                           1,811,422

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- 7.5%

Adaptec, Inc. (a)                 168,391                 $ 6,904

Apple Computer, Inc. (a)          243,276                  27,886

Compaq Computer Corp.             2,708,147                67,365

Dell Computer Corp. (a)           4,088,694                166,870

EMC Corp. (a)                     1,636,929                194,795

Gateway, Inc. (a)                 498,874                  34,298

Hewlett-Packard Co.               1,639,065                220,454

International Business            2,895,444                295,335
Machines Corp.

Lexmark International Group,      207,633                  24,760
Inc. Class A (a)

Network Appliance, Inc. (a)       241,477                  45,579

Pitney Bowes, Inc.                432,140                  21,391

Seagate Technology, Inc. (a)      339,528                  16,934

Silicon Graphics, Inc. (a)        296,636                  2,911

Sun Microsystems, Inc. (a)        2,512,402                239,306

Xerox Corp.                       1,081,564                23,456

                                                           1,388,244

ELECTRONIC INSTRUMENTS - 1.1%

Applied Materials, Inc. (a)       603,898                  110,476

KLA-Tencor Corp. (a)              290,093                  22,609

PE Corp. - Biosystems Group       338,556                  35,718

Tektronix, Inc.                   72,430                   4,201

Teradyne, Inc. (a)                277,883                  24,176

Thermo Electron Corp. (a)         228,364                  3,568

                                                           200,748

ELECTRONICS - 7.4%

Advanced Micro Devices, Inc.      251,689                  9,847
(a)

Analog Devices, Inc. (a)          281,341                  44,171

Conexant Systems, Inc. (a)        317,211                  31,166

Intel Corp.                       5,371,586                606,989

LSI Logic Corp. (a)               451,436                  28,920

Micron Technology, Inc. (a)       424,217                  41,600

Molex, Inc.                       253,343                  14,156

Motorola, Inc.                    1,143,018                194,885

National Semiconductor Corp.      276,912                  20,803
(a)

Solectron Corp. (a)               459,137                  30,073

Texas Instruments, Inc.           1,291,888                215,099

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Tyco International Ltd.           2,723,340               $ 103,317

Xilinx, Inc. (a)                  520,375                  41,500

                                                           1,382,526

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 508,039                  29,117

Polaroid Corp.                    74,204                   1,860

                                                           30,977

TOTAL TECHNOLOGY                                           6,226,051

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     237,814                  12,574

Delta Air Lines, Inc.             213,442                  9,738

Southwest Airlines Co.            796,049                  14,677

US Airways Group, Inc. (a)        114,780                  2,145

                                                           39,134

RAILROADS - 0.3%

Burlington Northern Santa Fe      741,394                  14,596
Corp.

CSX Corp.                         345,384                  7,663

Norfolk Southern Corp.            584,827                  7,932

Union Pacific Corp.               403,129                  15,319

                                                           45,510

TRUCKING & FREIGHT - 0.1%

FedEx Corp. (a)                   472,571                  16,510

TOTAL TRANSPORTATION                                       101,154

UTILITIES - 10.8%

CELLULAR - 1.9%

ALLTEL Corp.                      481,022                  27,899

Nextel Communications, Inc.       584,205                  79,890
Class A (a)

QUALCOMM, Inc. (a)                1,142,943                162,798

Sprint Corp. - PCS Group          1,403,500                72,631
Series 1 (a)

                                                           343,218

ELECTRIC UTILITY - 1.6%

AES Corp. (a)                     356,086                  29,844

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Ameren Corp.                      202,972                 $ 6,089

American Electric Power Co.,      307,788                  8,657
Inc.

Carolina Power & Light Co.        203,185                  6,045

Central & South West Corp.        337,725                  5,678

Cinergy Corp.                     243,414                  5,203

CMS Energy Corp.                  186,251                  3,120

Consolidated Edison, Inc.         370,783                  10,220

Constellation Energy Corp.        222,932                  6,632

Dominion Resources, Inc.          397,166                  14,571

DTE Energy Co.                    230,347                  6,954

Duke Energy Corp.                 599,934                  29,097

Edison International              559,849                  14,731

Entergy Corp.                     421,988                  8,545

FirstEnergy Corp.                 336,554                  6,289

Florida Progress Corp.            163,719                  6,979

FPL Group, Inc.                   290,876                  11,235

GPU, Inc.                         168,208                  4,184

New Century Energies, Inc.        164,431                  4,450

Niagara Mohawk Holdings, Inc.     205,585                  2,416
(a)

Northern States Power Co.         182,978                  3,214

PECO Energy Co.                   301,068                  11,234

PG&E Corp.                        622,337                  12,836

Pinnacle West Capital Corp.       143,128                  3,954

PPL Corp.                         210,480                  4,236

Public Service Enterprise         355,099                  10,298
Group, Inc.

Reliant Energy, Inc.              528,558                  10,868

Southern Co.                      1,090,804                24,202

Texas Utilities Co.               460,152                  15,012

Unicom Corp.                      404,459                  15,294

                                                           302,087

GAS - 0.8%

Columbia Energy Group             132,981                  7,846

Eastern Enterprises Co.           45,461                   2,631

El Paso Energy Corp.              375,176                  13,905

Enron Corp.                       1,151,572                79,458

NICOR, Inc.                       87,620                   2,661

ONEOK, Inc.                       47,380                   1,075

Peoples Energy Corp.              61,820                   1,789

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Sempra Energy                     298,931                 $ 5,381

Williams Companies, Inc.          700,482                  29,289

                                                           144,035

TELEPHONE SERVICES - 6.5%

AT&T Corp.                        5,135,870                253,905

Bell Atlantic Corp.               2,497,213                122,207

BellSouth Corp.                   3,027,502                123,371

CenturyTel, Inc.                  219,054                  7,366

Global Crossing Ltd. (a)          1,222,284                56,989

GTE Corp.                         1,563,498                92,246

MCI WorldCom, Inc. (a)            4,562,537                203,603

SBC Communications, Inc.          5,483,631                208,378

Sprint Corp. - FON Group          1,402,344                85,543

U.S. WEST, Inc.                   813,733                  59,097

                                                           1,212,705

TOTAL UTILITIES                                            2,002,045

TOTAL COMMON STOCKS                                        18,523,210
(Cost $10,907,068)


U.S. TREASURY OBLIGATIONS -
0.2%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at   -      $ 27,901                      27,662
date of purchase 5.28% to
5.72% 3/23/00 to 5/25/00 (c)
(Cost $27,661)


CASH EQUIVALENTS - 2.3%

                              SHARES                      VALUE (NOTE 1)  (000S)

Bankers Trust Institutional    433,532,946                $ 433,533
Daily Asset Fund, 5.9247%
(b) (Cost $433,533)

TOTAL INVESTMENT PORTFOLIO -                               18,984,405
101.9%
(Cost $11,368,262)

NET OTHER ASSETS - (1.9)%                                  (347,930)

NET ASSETS - 100%                                         $ 18,636,475



FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT      UNREALIZED GAIN/(LOSS) (000S)
                                              VALUE (000S)

PURCHASED

285 S&P 500 Stock Index  March 2000           $ 97,755                       $ (47)
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
0.5%

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,023,000.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate
cost of investment securities for income tax purposes was $11,403,991,000.
Net unrealized appreciation aggregated $7,580,414,000, of which $8,828,265,000 related to appreciated investment securities and $1,247,851,000 related to depreciated investment securities.

The fund hereby designates approximately $130,164,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)
                                    FEBRUARY 29, 2000

ASSETS

Investment in securities, at             $ 18,984,405
value (cost $11,368,262) -
See accompanying schedule

Cash                                      1

Receivable for investments                77,135
sold

Receivable for fund shares                41,705
sold

Dividends receivable                      22,388

Receivable for daily                      931
variation on futures
contracts

Other receivables                         108

 TOTAL ASSETS                             19,126,673

LIABILITIES

Payable for fund shares        $ 53,205
redeemed

Accrued management fee          605

Other payables and accrued      2,855
expenses

Collateral on securities        433,533
loaned, at value

 TOTAL LIABILITIES                        490,198

NET ASSETS                               $ 18,636,475

Net Assets consist of:

Paid in capital                          $ 11,054,509

Undistributed net investment              33,947
income

Accumulated undistributed net             (68,077)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               7,616,096
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 384,063                  $ 18,636,475
shares outstanding

NET ASSET VALUE, offering                 $48.52
price and redemption price
per share ($18,636,475
(divided by) 384,063 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           YEAR
                               ENDED FEBRUARY 29, 2000

INVESTMENT INCOME                            $ 228,322
Dividends

Interest                                      10,274

Security lending                              1,986

 TOTAL INCOME                                 240,582

EXPENSES

Management fee and               $ 43,418
sub-advisory fee

Transfer agent fees               25,244

Accounting fees                   1,105

Non-interested trustees'          67
compensation

Registration fees                 736

Audit                             131

Legal                             123

Interest                          38

Miscellaneous                     41

 Total expenses before            70,903
reductions

 Expense reductions               (37,964)    32,939

NET INVESTMENT INCOME                         207,643

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            475,404

 Foreign currency transactions    8

 Futures contracts                13,383      488,795

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,144,151

 Futures contracts                (8,237)     1,135,914

NET GAIN (LOSS)                               1,624,709

NET INCREASE (DECREASE) IN                   $ 1,832,352
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 29, 2000  YEAR ENDED FEBRUARY 28, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 207,643                     $ 173,810
income

 Net realized gain (loss)         488,795                       21,390

 Change in net unrealized         1,135,914                     2,116,567
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,832,352                     2,311,767
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (205,943)                     (168,721)
From net investment income

 From net realized gain           (119,245)                     (103,340)

 TOTAL DISTRIBUTIONS              (325,188)                     (272,061)

Share transactions Net            8,777,752                     7,293,000
proceeds from sales of shares

 Reinvestment of distributions    320,772                       268,490

 Cost of shares redeemed          (7,734,901)                   (5,012,488)

 NET INCREASE (DECREASE) IN       1,363,623                     2,549,002
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       2,870,787                     4,588,708
IN NET ASSETS

NET ASSETS

 Beginning of period              15,765,688                    11,176,980

 End of period (including        $ 18,636,475                  $ 15,765,688
undistributed net investment
income of $33,947 and
$32,602, respectively)

OTHER INFORMATION
Shares

 Sold                             182,069                       179,538

 Issued in reinvestment of        6,689                         6,834
distributions

 Redeemed                         (160,547)                     (125,415)

 Net increase (decrease)          28,211                        60,957


FINANCIAL HIGHLIGHTS

YEARS ENDED FEBRUARY 28,         2000 E    1999      1998      1997     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 44.30   $ 37.90   $ 28.85   $ 23.56  $ 18.02
of period

Income from Investment
Operations

Net investment income             .55 B     .53 B     .55 B     .51 B    .48

Net realized and unrealized       4.54      6.74      9.29      5.47     5.63
gain (loss)

Total from investment             5.09      7.27      9.84      5.98     6.11
operations

Less Distributions

 From net investment income       (.55)     (.53)     (.54)     (.49)    (.46)

From net realized gain            (.32)     (.34)     (.25)     (.20)    (.11)

Total distributions               (.87)     (.87)     (.79)     (.69)    (.57)

Net asset value, end of period   $ 48.52   $ 44.30   $ 37.90   $ 28.85  $ 23.56

TOTAL RETURN A                    11.53%    19.50%    34.65%    25.87%   34.37%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 18,636  $ 15,766  $ 11,177  $ 6,487  $ 4,113
(in millions)

Ratio of expenses to average      .19% C    .19% C    .20% C    .28% C   .28% C
net assets

Ratio of expenses to average      .18% D    .18% D    .19% D    .26% D   .25% D
net assets after expense
reductions

Ratio of net investment           1.14%     1.33%     1.66%     2.00%    2.34%
income to average net assets

Portfolio turnover rate           8%        4%        2%        3%       1%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. FOR THE YEAR ENDED FEBRUARY 29

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, market discount, redemptions in kind and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases of securities, other than short-term securities, aggregated $3,008,309,000, of which $413,862,000 represents the value of securities delivered in exchange for fund shares. Sales of securities, other than short-term securities, aggregated $1,513,366,000, of which $610,612,000 represents the value of securities delivered in redemption of fund shares. The realized gain of $439,907,000 on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $4,048,747,000, and $4,299,298,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. Prior to October 1, 1999, the sub-advisory fee included fees for securities lending. Under this arrangement the fund paid Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $641,000 under this arrangement.

Effective October 1, 1999 the fund entered into a separate securities lending agreement with Bankers Trust. Under the new securities lending agreement the fund receives at least 70% of net income from the securities lending program. Bankers Trust will retain no more than 30% of net income under this agreement. For the period, Bankers Trust retained $164,000.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISOR FEE - CONTINUED

In addition, shareholders approved a "manager-of-managers" arrangement, which will allow FMR, with the approval of the Board of Trustees to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of the sub-advisory agreement (including the fees payable thereunder) for the fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the Securities and Exchange Commission (SEC).

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers
Trust. The commissions paid to these affiliated firms were $148,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $447,123,000. The fund received cash collateral of $433,533,000 which was invested in the Bankers Trust Institutional Daily Asset Fund, and U.S. Treasury obligations valued at $17,639,000.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $36,618,000. The weighted average interest rate was 5.4%.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $35,721,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $117,000 and $2,126,000, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 13, 2000

DISTRIBUTIONS


The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 93% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Robert A. Dwight, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Maria F. Dwyer, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

UEI-PRO-0400  98782
1.701012.102

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
Bankers Trust Company
New York, NY

(2_FIDLEITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com